UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

OCTOBER 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Dow Jones U.S. ETF | IYY | NYSE Arca
➢	iShares U.S. Energy ETF | IYE | NYSE Arca
➢	iShares U.S. Healthcare ETF | IYH | NYSE Arca
➢	iShares U.S. Technology ETF | IYW | NYSE Arca
➢	iShares U.S. Telecommunications ETF | IYZ | NYSE Arca
➢	iShares U.S. Utilities ETF | IDU | NYSE Arca
➢	iShares Transportation Average ETF | IYT | NYSE Arca

Fund Performance Overview

iSHARES® DOW JONES U.S. ETF

Performance as of October 31, 2013

The iShares Dow Jones U.S. ETF (the “Fund”), formerly the iShares Dow Jones U.S. Index Fund, seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S. IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.40%, net of fees, while the total return for the Index was 11.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.06%	28.17%	28.35%	28.06%	28.17%	28.35%
5 Years	15.72%	15.67%	15.93%	107.52%	107.06%	109.42%
10 Years	7.86%	7.86%	8.06%	113.05%	113.21%	117.16%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,114.00	$1.07	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Information Technology	17.71%
Financials	17.01
Consumer Discretionary	13.28
Health Care	12.38
Industrials	11.33
Energy	9.84
Consumer Staples	9.11
Materials	3.78
Utilities	3.27
Telecommunication Services	2.29

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Apple Inc.	2.56%
Exxon Mobil Corp.	2.12
Google Inc. Class A	1.55
Microsoft Corp.	1.44
General Electric Co.	1.43
Johnson & Johnson	1.41
Chevron Corp.	1.25
Procter & Gamble Co. (The)	1.19
Berkshire Hathaway Inc. Class B	1.12
Wells Fargo & Co.	1.11

TOTAL	15.18%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. ENERGY ETF

Performance as of October 31, 2013

The iShares U.S. Energy ETF (the “Fund”), formerly the iShares Dow Jones U.S. Energy Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & Gas IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 10.71%, net of fees, while the total return for the Index was 10.97%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.26%	21.52%	21.60%	21.26%	21.52%	21.60%
5 Years	11.82%	11.82%	12.30%	74.79%	74.81%	78.64%
10 Years	14.52%	14.51%	14.92%	287.94%	287.81%	301.87%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,107.10	$2.39	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	77.51%
Energy Equipment & Services	21.71
Other**	0.78

TOTAL	100.00%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Exxon Mobil Corp.	21.95%
Chevron Corp.	12.89
Schlumberger Ltd.	6.90
ConocoPhillips	4.99
Occidental Petroleum Corp.	4.31
EOG Resources Inc.	2.70
Anadarko Petroleum Corp.	2.66
Halliburton Co.	2.49
Phillips 66	2.19
Apache Corp.	2.00

TOTAL	63.08%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. HEALTHCARE ETF

Performance as of October 31, 2013

The iShares U.S. Healthcare ETF (the “Fund”), formerly the iShares Dow Jones U.S. Healthcare Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health Care IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.89%, net of fees, while the total return for the Index was 12.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	34.54%	34.58%	35.19%	34.54%	34.58%	35.19%
5 Years	17.21%	17.14%	17.69%	121.24%	120.61%	125.80%
10 Years	9.01%	9.01%	9.51%	136.91%	137.01%	148.10%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,118.90	$2.40	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Pharmaceuticals	43.85%
Biotechnology	20.42
Health Care Equipment & Supplies	17.47
Health Care Providers & Services	14.21
Life Sciences Tools & Services	3.87
Other**	0.18

TOTAL	100.00%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Johnson & Johnson	12.05%
Pfizer Inc.	9.38
Merck & Co. Inc.	6.09
Gilead Sciences Inc.	5.02
Amgen Inc.	4.04
Bristol-Myers Squibb Co.	3.99
AbbVie Inc.	3.55
UnitedHealth Group Inc.	3.20
Celgene Corp.	2.82
Biogen Idec Inc.	2.68

TOTAL	52.82%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. TECHNOLOGY ETF

Performance as of October 31, 2013

The iShares U.S. Technology ETF (the “Fund”), formerly the iShares Dow Jones U.S. Technology Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. Technology IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 12.40%, net of fees, while the total return for the Index was 12.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.48%	18.55%	18.82%	18.48%	18.55%	18.82%
5 Years	16.73%	16.70%	17.10%	116.77%	116.46%	120.23%
10 Years	6.35%	6.36%	6.81%	85.02%	85.29%	93.18%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,124.00	$2.41	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Computers & Peripherals	23.72%
Software	22.80
Internet Software & Services	16.21
Semiconductors & Semiconductor Equipment	14.05
Communications Equipment	11.18
IT Services	9.18
Electronic Equipment, Instruments & Components	1.11
Other**	1.75

TOTAL	100.00%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Apple Inc.	17.33%
Google Inc. Class A	10.53
Microsoft Corp.	9.79
International Business Machines Corp.	6.74
Intel Corp.	4.44
Cisco Systems Inc.	4.41
Oracle Corp.	4.36
QUALCOMM Inc.	4.35
Facebook Inc. Class A	2.99
EMC Corp.	1.83

TOTAL	66.77%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. TELECOMMUNICATIONS ETF

Performance as of October 31, 2013

The iShares U.S. Telecommunications ETF (the “Fund”), formerly the iShares Dow Jones U.S. Telecommunications Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.10%, net of fees, while the total return for the Index was 11.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.54%	23.67%	24.07%	23.54%	23.67%	24.07%
5 Years	16.52%	16.17%	17.01%	114.76%	111.59%	119.33%
10 Years	6.95%	6.94%	7.41%	95.85%	95.67%	104.30%

Index performance through May 8, 2007 reflects the performance of the Dow Jones U.S. Telecommunications Index. Index performance beginning on May 9, 2007 reflects the performance of the Dow Jones U.S. Select Telecommunications Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,111.00	$2.39	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Diversified Telecommunication Services	60.92%
Wireless Telecommunication Services	37.13
Communications Equipment	1.95

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

AT&T Inc.	13.11%
Verizon Communications Inc.	11.87
Crown Castle International Corp.	7.33
CenturyLink Inc.	7.05
SBA Communications Corp. Class A	6.00
Level 3 Communications Inc.	4.55
Sprint Corp.	4.54
T-Mobile US Inc.	4.40
Windstream Holdings Inc.	4.21
tw telecom inc.	4.18

TOTAL	67.24%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. UTILITIES ETF

Performance as of October 31, 2013

The iShares U.S. Utilities ETF (the “Fund”), formerly the iShares Dow Jones U.S. Utilities Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. Utilities IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -3.24%, net of fees, while the total return for the Index was -3.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.31%	11.34%	11.81%	11.31%	11.34%	11.81%
5 Years	10.71%	10.65%	11.16%	66.30%	65.87%	69.69%
10 Years	9.54%	9.54%	10.04%	148.69%	148.77%	160.42%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$967.60	$2.23	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Electric Utilities	50.02%
Multi-Utilities	31.93
Gas Utilities	7.86
Independent Power Producers & Energy Traders	4.39
Oil, Gas & Consumable Fuels	3.85
Water Utilities	1.95

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Duke Energy Corp.	8.19%
Dominion Resources Inc.	5.97
NextEra Energy Inc.	5.82
Southern Co. (The)	5.78
Exelon Corp.	3.95
Spectra Energy Corp.	3.85
American Electric Power Co. Inc.	3.69
Sempra Energy	3.35
PPL Corp.	3.13
PG&E Corp.	3.01

TOTAL	46.74%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TRANSPORTATION AVERAGE ETF

Performance as of October 31, 2013

The iShares Transportation Average ETF (the “Fund”), formerly the iShares Dow Jones Transportation Average Index Fund, seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation Average IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 13.82%, net of fees, while the total return for the Index was 13.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	39.98%	39.98%	39.26%	39.98%	39.98%	39.26%
5 Years	13.91%	13.87%	14.46%	91.78%	91.45%	96.49%
10 Years	10.30%	10.29%	10.75%	166.55%	166.41%	177.52%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,138.20	$2.43	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Road & Rail	46.76%
Air Freight & Logistics	24.90
Airlines	15.71
Marine	8.30
Trading Companies & Distributors	4.33

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Union Pacific Corp.	11.65%
FedEx Corp.	9.01
Kansas City Southern Industries Inc.	8.88
United Parcel Service Inc. Class B	7.42
Alaska Air Group Inc.	6.41
Norfolk Southern Corp.	5.94
Ryder System Inc.	4.84
Kirby Corp.	4.76
J.B. Hunt Transport Services Inc.	4.44
GATX Corp.	4.33

TOTAL	67.68%

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 2.58%
Alliant Techsystems Inc.	1,335	$145,341
B/E Aerospace Inc.[a,b]	4,241	344,199
Boeing Co. (The)	29,833	3,893,206
Curtiss-Wright Corp.	1,987	98,913
DigitalGlobe Inc.[a]	2,858	90,942
Esterline Technologies Corp.[a]	1,337	107,174
Exelis Inc.	7,975	131,508
General Dynamics Corp.	14,339	1,242,188
HEICO Corp.	2,437	130,574
Hexcel Corp.[a]	4,335	183,414
Honeywell International Inc.	33,767	2,928,612
Huntington Ingalls Industries Inc.	2,143	153,332
L-3 Communications Holdings Inc.	3,886	390,349
Lockheed Martin Corp.	11,606	1,547,544
Moog Inc. Class Aa	1,959	117,011
Northrop Grumman Corp.	9,907	1,065,102
Precision Castparts Corp.	6,266	1,588,118
Raytheon Co.	13,882	1,143,460
Rockwell Collins Inc.	5,770	402,919
Spirit AeroSystems Holdings Inc. Class Aa	4,358	116,315
Teledyne Technologies Inc.[a]	1,612	143,178
Textron Inc.	12,081	347,812
TransDigm Group Inc.	2,091	304,052
Triumph Group Inc.	2,288	163,935
United Technologies Corp.	36,319	3,858,894

		20,638,092
AIR FREIGHT & LOGISTICS — 0.71%
C.H. Robinson Worldwide Inc.	6,812	406,949
Expeditors International of Washington Inc.	8,923	404,123
FedEx Corp.	12,809	1,677,979
Forward Air Corp.	1,256	50,843
Hub Group Inc. Class Aa	1,526	56,050
United Parcel Service Inc. Class B	31,042	3,049,566
UTi Worldwide Inc.	3,782	57,486

		5,702,996
AIRLINES — 0.33%
Alaska Air Group Inc.	3,039	214,736
Delta Air Lines Inc.	36,750	969,465
JetBlue Airways Corp.[a,b]	9,703	68,794
Southwest Airlines Co.	30,399	523,471

Security	Shares	Value

Spirit Airlines Inc.[a,b]	3,193	$137,778
United Continental Holdings Inc.[a]	15,404	522,966
US Airways Group Inc.[a]	8,323	182,856

		2,620,066
AUTO COMPONENTS — 0.56%
Autoliv Inc.	4,136	369,055
BorgWarner Inc.	4,905	505,853
Cooper Tire & Rubber Co.	2,685	69,837
Dana Holding Corp.	6,300	123,480
Delphi Automotive PLC	12,152	695,095
Gentex Corp.	6,121	180,202
Goodyear Tire & Rubber Co. (The)	10,483	219,933
Johnson Controls Inc.	29,451	1,359,164
Lear Corp.	3,462	267,924
Tenneco Inc.[a,b]	2,603	138,141
TRW Automotive Holdings Corp.[a]	5,040	378,554
Visteon Corp.[a]	2,127	163,971

		4,471,209
AUTOMOBILES — 0.71%
Ford Motor Co.	169,498	2,900,111
General Motors Co.[a]	40,376	1,491,893
Harley-Davidson Inc.	9,601	614,848
Tesla Motors Inc.[a,b]	3,474	555,632
Thor Industries Inc.	1,901	110,277

		5,672,761
BEVERAGES — 1.89%
Beam Inc.	6,924	465,985
Brown-Forman Corp. Class B NVS	7,046	514,217
Coca-Cola Co. (The)	164,045	6,491,261
Coca-Cola Enterprises Inc.	10,701	446,553
Constellation Brands Inc. Class Aa	7,192	469,638
Dr Pepper Snapple Group Inc.	8,798	416,585
Molson Coors Brewing Co. Class B NVS	6,740	363,960
Monster Beverage Corp.[a]	5,836	333,994
PepsiCo Inc.	66,361	5,580,296

		15,082,489
BIOTECHNOLOGY — 2.38%
Acorda Therapeutics Inc.[a]	1,700	52,037
Aegerion Pharmaceuticals Inc.[a,b]	1,087	90,025
Alexion Pharmaceuticals Inc.[a]	8,418	1,034,993
Alkermes PLC[a]	5,733	201,744
Alnylam Pharmaceuticals Inc.[a,b]	2,330	134,231
Amgen Inc.	32,414	3,760,024
Arena Pharmaceuticals Inc.[a,b]	9,322	40,924

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

ARIAD Pharmaceuticals Inc.[a,b]	7,806	$17,173
Biogen Idec Inc.[a]	10,230	2,498,064
BioMarin Pharmaceutical Inc.[a,b]	6,002	377,046
Celgene Corp.[a]	17,698	2,627,976
Cepheid Inc.[a,b]	2,865	116,663
Cubist Pharmaceuticals Inc.[a]	2,814	174,468
Gilead Sciences Inc.[a]	65,917	4,679,448
Incyte Corp.[a,b]	5,979	233,181
Isis Pharmaceuticals Inc.[a,b]	5,031	167,381
Medivation Inc.[a,b]	3,179	190,295
Myriad Genetics Inc.[a,b]	3,522	85,866
PDL BioPharma Inc.[b]	5,938	48,038
Pharmacyclics Inc.[a,b]	2,896	343,582
Regeneron Pharmaceuticals Inc.[a]	3,343	961,447
Seattle Genetics Inc.[a]	4,684	180,943
Theravance Inc.[a,b]	3,320	121,645
United Therapeutics Corp.[a,b]	2,019	178,722
Vertex Pharmaceuticals Inc.[a]	10,054	717,252

		19,033,168
BUILDING PRODUCTS — 0.16%
A.O. Smith Corp.	3,355	173,286
Fortune Brands Home & Security Inc.	7,092	305,523
Lennox International Inc.	1,976	154,247
Masco Corp.	15,423	325,888
Owens Corning[a]	4,759	170,991
Simpson Manufacturing Co. Inc.	1,727	61,222
USG Corp.[a]	3,816	104,215

		1,295,372
CAPITAL MARKETS — 2.09%
Affiliated Managers Group Inc.[a]	2,273	448,781
Ameriprise Financial Inc.	8,516	856,199
Bank of New York Mellon Corp. (The)	49,528	1,574,990
BlackRock Inc.[c]	5,429	1,633,098
Charles Schwab Corp. (The)	49,916	1,130,597
E*TRADE Financial Corp.[a]	12,195	206,217
Eaton Vance Corp. NVS	5,239	219,043
Federated Investors Inc. Class B	4,008	108,697
Financial Engines Inc.	2,054	114,757
Franklin Resources Inc.	17,499	942,496
Goldman Sachs Group Inc. (The)	17,971	2,890,815
Greenhill & Co. Inc.	1,109	56,892
Invesco Ltd.	19,061	643,309
Janus Capital Group Inc.	6,444	63,602

Security	Shares	Value

Legg Mason Inc.	4,674	$179,809
LPL Financial Holdings Inc.	3,572	145,523
Morgan Stanley	59,826	1,718,801
Northern Trust Corp.	9,624	542,986
Raymond James Financial Inc.	5,378	245,506
SEI Investments Co.	6,099	202,426
State Street Corp.	19,198	1,345,204
Stifel Financial Corp.[a]	2,534	103,767
T. Rowe Price Group Inc.	11,189	866,140
TD Ameritrade Holding Corp.	10,308	280,996
Waddell & Reed Financial Inc. Class A	3,684	227,487

		16,748,138
CHEMICALS — 2.57%
Air Products and Chemicals Inc.	9,056	987,195
Airgas Inc.	2,851	310,959
Albemarle Corp.	3,517	232,790
Ashland Inc.	3,083	285,332
Axiall Corp.	3,016	117,292
Cabot Corp.	2,588	120,627
Celanese Corp. Series A	6,895	386,189
CF Industries Holdings Inc.	2,466	531,670
Chemtura Corp.[a,b]	4,220	103,390
Cytec Industries Inc.	1,571	130,534
Dow Chemical Co. (The)	52,092	2,056,071
E.I. du Pont de Nemours and Co.	39,742	2,432,210
Eastman Chemical Co.	6,640	523,166
Ecolab Inc.	11,657	1,235,642
FMC Corp.	5,817	423,245
H.B. Fuller Co.	2,122	101,580
Huntsman Corp.	8,350	193,887
International Flavors & Fragrances Inc.	3,526	291,424
LyondellBasell Industries NV Class A	19,217	1,433,588
Minerals Technologies Inc.	1,512	85,625
Monsanto Co.	22,946	2,406,576
Mosaic Co. (The)	14,549	667,072
NewMarket Corp.[b]	503	156,614
Olin Corp.	3,542	79,730
PolyOne Corp.	4,290	129,987
PPG Industries Inc.	6,165	1,125,606
Praxair Inc.	12,695	1,583,193
Rockwood Holdings Inc.	3,375	213,469
RPM International Inc.	5,719	221,440

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Scotts Miracle-Gro Co. (The) Class A	1,840	$108,045
Sensient Technologies Corp.	2,136	111,350
Sherwin-Williams Co. (The)	3,760	706,880
Sigma-Aldrich Corp.	5,215	450,732
Valspar Corp. (The)	3,469	242,726
W.R. Grace & Co.[a]	3,340	306,144
Westlake Chemical Corp.	865	92,918

		20,584,898
COMMERCIAL BANKS — 2.95%
Associated Banc-Corp	7,389	120,145
BancorpSouth Inc.	3,595	79,450
Bank of Hawaii Corp.	1,939	112,423
BB&T Corp.	30,200	1,025,894
BOK Financial Corp.	888	54,372
CapitalSource Inc.	8,805	115,169
Cathay General Bancorp	3,167	78,003
CIT Group Inc.[a]	8,647	416,440
City National Corp.	2,046	147,537
Comerica Inc.	7,878	341,117
Commerce Bancshares Inc.	3,351	154,180
Cullen/Frost Bankers Inc.	2,257	159,773
East West Bancorp Inc.	6,033	203,252
F.N.B. Corp.	6,618	82,791
Fifth Third Bancorp	38,316	729,153
First Financial Bankshares Inc.	1,334	82,054
First Horizon National Corp.	10,389	110,643
First Niagara Financial Group Inc.	15,436	170,259
First Republic Bank	5,402	275,880
FirstMerit Corp.	7,116	159,825
Fulton Financial Corp.	8,627	105,336
Glacier Bancorp Inc.	3,113	86,012
Hancock Holding Co.	3,407	111,681
Huntington Bancshares Inc.	35,289	310,543
IBERIABANK Corp.	1,288	75,258
International Bancshares Corp.	2,444	55,845
KeyCorp	39,124	490,224
M&T Bank Corp.	5,552	624,767
MB Financial Inc.	2,325	69,053
National Penn Bancshares Inc.	5,091	52,794
Old National Bancorp	4,370	63,540
PNC Financial Services Group Inc. (The)[c]	22,921	1,685,381
Popular Inc.[a]	4,450	112,362
PrivateBancorp Inc.	2,934	71,472
Prosperity Bancshares Inc.	2,473	154,439
Regions Financial Corp.	60,085	578,619

Security	Shares	Value

Signature Bank[a]	2,070	$210,767
SunTrust Banks Inc.	23,272	782,870
Susquehanna Bancshares Inc.	7,918	93,314
SVB Financial Group[a]	1,935	185,334
Synovus Financial Corp.	42,401	137,803
TCF Financial Corp.	7,041	106,882
Texas Capital Bancshares Inc.[a]	1,775	92,389
Trustmark Corp.	2,861	77,705
U.S. Bancorp	79,132	2,956,372
UMB Financial Corp.	1,574	92,740
Umpqua Holdings Corp.	4,911	80,393
United Bankshares Inc.	1,859	54,989
Valley National Bancorp	8,600	83,850
Webster Financial Corp.	3,853	107,460
Wells Fargo & Co.	207,913	8,875,806
Westamerica Bancorp	1,216	62,600
Wintrust Financial Corp.	1,819	79,145
Zions Bancorp	7,948	225,485

		23,571,590
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ABM Industries Inc.	2,189	60,219
ADT Corp. (The)	8,609	373,372
Brink’s Co. (The)	2,026	63,617
Cintas Corp.	4,390	236,050
Clean Harbors Inc.[a,b]	2,437	150,485
Copart Inc.[a]	4,899	157,895
Covanta Holding Corp.	5,685	97,612
Deluxe Corp.	2,182	102,750
Healthcare Services Group Inc.	2,903	79,513
Herman Miller Inc.	2,475	75,092
HNI Corp.	2,002	77,778
Iron Mountain Inc.	7,228	191,831
KAR Auction Services Inc.	4,617	137,217
Mine Safety Appliances Co.	1,341	64,583
Pitney Bowes Inc.	8,741	186,533
R.R. Donnelley & Sons Co.	7,788	144,623
Republic Services Inc.	11,688	391,197
Rollins Inc.	2,761	76,314
Stericycle Inc.[a]	3,721	432,380
Tetra Tech Inc.[a]	2,785	72,772
Tyco International Ltd.	19,837	725,042
United Stationers Inc.	1,743	77,459
Waste Connections Inc.	5,361	229,129
Waste Management Inc.	18,766	817,072

		5,020,535

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.65%
ADTRAN Inc.	2,682	$62,973
ARRIS Group Inc.[a]	4,944	88,300
Aruba Networks Inc.[a,b]	5,113	95,920
Brocade Communications Systems Inc.[a]	19,692	157,930
Ciena Corp.[a,b]	4,384	102,016
Cisco Systems Inc.	230,724	5,191,290
F5 Networks Inc.[a]	3,409	277,868
Finisar Corp.[a]	4,010	92,270
Harris Corp.	4,526	280,431
InterDigital Inc.	1,746	67,657
JDS Uniphase Corp.[a]	10,156	132,942
Juniper Networks Inc.[a]	21,778	405,942
Motorola Solutions Inc.	10,186	636,829
Palo Alto Networks Inc.[a]	1,822	76,815
Plantronics Inc.	1,849	79,396
Polycom Inc.[a]	7,735	80,444
QUALCOMM Inc.	73,834	5,129,248
Riverbed Technology Inc.[a]	7,046	104,422
ViaSat Inc.[a,b]	1,753	115,908

		13,178,601
COMPUTERS & PERIPHERALS — 3.49%
3D Systems Corp.[a,b]	4,079	253,877
Apple Inc.	39,094	20,420,751
Diebold Inc.	2,732	81,851
Electronics For Imaging Inc.[a]	2,003	68,723
EMC Corp.	89,606	2,156,816
Hewlett-Packard Co.	82,675	2,014,790
Lexmark International Inc. Class A	2,728	96,980
NCR Corp.[a]	7,070	258,409
NetApp Inc.	14,727	571,555
SanDisk Corp.	10,347	719,116
Seagate Technology PLC	13,936	678,404
Western Digital Corp.	9,054	630,430

		27,951,702
CONSTRUCTION & ENGINEERING — 0.28%
AECOM Technology Corp.[a]	4,226	134,302
Chicago Bridge & Iron Co. NV	4,630	343,037
EMCOR Group Inc.	2,853	105,732
Fluor Corp.	7,020	521,024
Foster Wheeler AGa,b	4,185	112,953
Jacobs Engineering Group Inc.[a]	5,630	342,417
KBR Inc.	6,425	221,920
Quanta Services Inc.[a]	9,211	278,264

Security	Shares	Value

URS Corp.	3,148	$170,685

		2,230,334
CONSTRUCTION MATERIALS — 0.09%
Eagle Materials Inc.	2,149	161,197
Martin Marietta Materials Inc.	1,982	194,414
Texas Industries Inc.[a]	899	48,276
Vulcan Materials Co.	5,607	300,255

		704,142
CONSUMER FINANCE — 0.84%
American Express Co.	39,919	3,265,374
Capital One Financial Corp.	25,236	1,732,956
Cash America International Inc.	1,259	49,668
Discover Financial Services	20,825	1,080,401
Portfolio Recovery Associates Inc.[a]	2,172	129,125
SLM Corp.	18,775	476,322

		6,733,846
CONTAINERS & PACKAGING — 0.35%
AptarGroup Inc.	2,894	185,679
Avery Dennison Corp.	4,118	194,040
Ball Corp.	6,246	305,367
Bemis Co. Inc.	4,431	176,797
Crown Holdings Inc.[a,b]	6,017	262,341
Greif Inc. Class A	1,334	71,355
MeadWestvaco Corp.	7,593	264,616
Owens-Illinois Inc.[a]	7,076	224,946
Packaging Corp. of America	4,282	266,683
Rock-Tenn Co. Class A	3,101	331,838
Sealed Air Corp.	8,339	251,671
Silgan Holdings Inc.	1,954	88,067
Sonoco Products Co.	4,362	177,272

		2,800,672
DISTRIBUTORS — 0.13%
Genuine Parts Co.	6,690	527,372
LKQ Corp.[a]	12,892	425,823
Pool Corp.	2,005	109,032

		1,062,227
DIVERSIFIED CONSUMER SERVICES — 0.13%
Apollo Group Inc. Class Aa	4,325	115,434
DeVry Inc.	2,470	88,673
H&R Block Inc.	11,719	333,288
Hillenbrand Inc.	2,676	75,517
Outerwall Inc.[a,b]	1,207	78,431
Service Corp. International	9,158	164,936
Sotheby’s	2,900	150,510

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Weight Watchers International Inc.[b]	1,180	$37,890

		1,044,679
DIVERSIFIED FINANCIAL SERVICES — 4.34%
Bank of America Corp.	462,257	6,453,108
Berkshire Hathaway Inc. Class Ba	77,450	8,912,946
CBOE Holdings Inc.	3,770	182,845
Citigroup Inc.	130,850	6,382,863
CME Group Inc.	13,458	998,718
ING U.S. Inc.	2,933	90,982
IntercontinentalExchange Inc.[a,b]	3,141	605,365
J.P. Morgan Chase & Co.	161,970	8,347,934
Leucadia National Corp.	13,613	385,792
McGraw Hill Financial Inc.	11,854	825,987
Moody’s Corp.	8,374	591,707
MSCI Inc. Class Aa	5,195	211,800
NASDAQ OMX Group Inc. (The)	5,072	179,701
NYSE Euronext Inc.	10,524	463,266
PHH Corp.[a]	2,403	57,792

		34,690,806
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
AT&T Inc.	228,526	8,272,641
CenturyLink Inc.	25,857	875,518
Frontier Communications Corp.[b]	42,794	188,721
Level 3 Communications Inc.[a]	7,032	214,828
tw telecom inc.[a]	6,202	195,487
Verizon Communications Inc.	123,131	6,219,347
Windstream Holdings Inc.	25,612	218,983

		16,185,525
ELECTRIC UTILITIES — 1.70%
ALLETE Inc.	1,572	79,433
American Electric Power Co. Inc.	20,975	982,469
Cleco Corp.	2,604	120,669
Duke Energy Corp.	30,375	2,178,799
Edison International	14,078	690,244
El Paso Electric Co.	1,729	60,809
Entergy Corp.	7,695	498,020
Exelon Corp.	36,871	1,052,298
FirstEnergy Corp.	18,065	684,122
Great Plains Energy Inc.	6,663	156,181
Hawaiian Electric Industries Inc.	4,240	112,657
IDACORP Inc.	2,125	109,650
ITC Holdings Corp.	2,295	230,854
NextEra Energy Inc.	18,282	1,549,399
Northeast Utilities	13,577	582,318
NV Energy Inc.	10,153	241,032

Security	Shares	Value

OGE Energy Corp.	8,519	$314,351
Pepco Holdings Inc.	10,692	206,142
Pinnacle West Capital Corp.	4,740	265,582
PNM Resources Inc.	3,426	81,950
Portland General Electric Co.	3,238	92,931
PPL Corp.	27,192	832,891
Southern Co. (The)	37,487	1,533,593
UIL Holdings Corp.	2,390	92,063
UNS Energy Corp.	1,789	88,520
Westar Energy Inc.	5,514	174,298
Xcel Energy Inc.	21,485	620,057

		13,631,332
ELECTRICAL EQUIPMENT — 0.83%
Acuity Brands Inc.	1,832	184,134
AMETEK Inc.	10,508	502,598
Babcock & Wilcox Co. (The)	4,852	156,283
Brady Corp. Class A	1,992	58,146
Eaton Corp. PLC	20,330	1,434,485
Emerson Electric Co.	30,751	2,059,394
EnerSys Inc.	2,053	136,217
Generac Holdings Inc.	3,036	149,827
General Cable Corp.	2,148	70,734
Hubbell Inc. Class B	2,306	247,987
Polypore International Inc.[a,b]	2,040	92,208
Regal Beloit Corp.	1,944	142,553
Rockwell Automation Inc.	5,952	657,160
Roper Industries Inc.	4,273	541,859
Sensata Technologies Holding NVa	5,528	208,019

		6,641,604
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Amphenol Corp. Class A	6,890	553,198
Anixter International Inc.[a]	1,157	98,912
Arrow Electronics Inc.[a]	4,313	207,110
Avnet Inc.	5,960	236,612
Belden Inc.	1,925	129,475
Benchmark Electronics Inc.[a]	2,383	54,166
Cognex Corp.	3,465	108,281
Corning Inc.	62,863	1,074,329
Dolby Laboratories Inc. Class A	2,058	73,553
FEI Co.	1,810	161,235
FLIR Systems Inc.	5,973	170,111
Ingram Micro Inc. Class Aa	6,501	150,628
IPG Photonics Corp.[b]	1,543	102,255
Itron Inc.[a]	1,739	74,203

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Jabil Circuit Inc.	7,903	$164,857
Littelfuse Inc.	950	80,779
Molex Inc.	6,012	232,063
National Instruments Corp.	4,107	119,308
TE Connectivity Ltd.	17,801	916,573
Tech Data Corp.[a]	1,631	84,910
Trimble Navigation Ltd.[a]	10,963	313,213
Universal Display Corp.[a,b]	1,729	55,155
Vishay Intertechnology Inc.[a]	5,701	69,951

		5,230,877
ENERGY EQUIPMENT & SERVICES — 2.10%
Atwood Oceanics Inc.[a]	2,469	131,178
Baker Hughes Inc.	19,011	1,104,349
Bristow Group Inc.	1,560	125,533
Cameron International Corp.[a]	10,533	577,840
CARBO Ceramics Inc.[b]	858	107,542
Core Laboratories NV	1,997	373,878
Diamond Offshore Drilling Inc.	3,017	186,843
Dresser-Rand Group Inc.[a]	3,277	199,143
Dril-Quip Inc.[a]	1,780	209,008
Ensco PLC Class A	10,043	578,979
Exterran Holdings Inc.[a]	2,447	69,862
FMC Technologies Inc.[a]	10,108	510,959
Halliburton Co.	36,388	1,929,656
Helix Energy Solutions Group Inc.[a]	4,338	102,637
Helmerich & Payne Inc.	4,581	355,257
McDermott International Inc.[a]	10,191	72,050
Nabors Industries Ltd.	11,176	195,356
National Oilwell Varco Inc.	18,403	1,493,955
Noble Corp.	10,867	409,686
Oceaneering International Inc.	4,692	402,949
Oil States International Inc.[a]	2,375	257,996
Patterson-UTI Energy Inc.	6,304	152,935
Rowan Companies PLC Class Aa	5,413	195,301
Schlumberger Ltd.	56,947	5,337,073
SEACOR Holdings Inc.	817	79,903
Superior Energy Services Inc.[a]	6,945	186,334
Tidewater Inc.	2,135	128,570
Transocean Ltd.	14,583	686,422
Unit Corp.[a]	1,893	97,319
Weatherford International Ltd.[a]	33,056	543,441

		16,801,954
FOOD & STAPLES RETAILING — 2.12%
Casey’s General Stores Inc.	1,654	120,544
Costco Wholesale Corp.	18,797	2,218,046

Security	Shares	Value

CVS Caremark Corp.	52,850	$3,290,441
Fresh Market Inc. (The)[a]	1,801	91,689
Harris Teeter Supermarkets Inc.	2,158	106,433
Kroger Co. (The)	22,308	955,675
Rite Aid Corp.[a]	36,653	195,360
Safeway Inc.	10,344	361,006
Sysco Corp.	25,326	819,043
United Natural Foods Inc.[a,b]	2,130	152,188
Wal-Mart Stores Inc.	70,050	5,376,337
Walgreen Co.	37,456	2,218,893
Whole Foods Market Inc.	16,086	1,015,509

		16,921,164
FOOD PRODUCTS — 1.66%
Archer-Daniels-Midland Co.	28,424	1,162,542
B&G Foods Inc. Class A	2,258	76,433
Bunge Ltd.	6,315	518,651
Campbell Soup Co.	7,738	329,407
ConAgra Foods Inc.	18,132	576,779
Darling International Inc.[a]	5,024	116,909
Dean Foods Co.[a]	3,993	77,864
Flowers Foods Inc.	7,386	187,161
General Mills Inc.	27,628	1,393,004
Green Mountain Coffee Roasters Inc.[a,b]	5,584	350,731
Hain Celestial Group Inc.[a,b]	2,006	166,959
Hershey Co. (The)	6,461	641,190
Hillshire Brands Co.	5,340	175,312
Hormel Foods Corp.	5,807	252,372
Ingredion Inc.	3,340	219,638
J.M. Smucker Co. (The)	4,525	503,225
Kellogg Co.	11,112	702,834
Kraft Foods Group Inc.	25,549	1,389,355
Lancaster Colony Corp.	852	70,707
McCormick & Co. Inc. NVS	5,609	387,862
Mead Johnson Nutrition Co. Class A	8,754	714,852
Mondelez International Inc. Class A	76,636	2,578,035
Post Holdings Inc.[a]	1,412	60,645
TreeHouse Foods Inc.[a]	1,560	114,286
Tyson Foods Inc. Class A	11,978	331,431
WhiteWave Foods Co. Class Aa	7,641	152,896

		13,251,080
GAS UTILITIES — 0.26%
AGL Resources Inc.	5,091	243,655
Atmos Energy Corp.	3,864	171,059

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

National Fuel Gas Co.	3,632	$259,870
New Jersey Resources Corp.	1,791	82,440
Northwest Natural Gas Co.	1,136	49,336
ONEOK Inc.	8,867	500,986
Piedmont Natural Gas Co.	3,277	111,877
Questar Corp.	7,598	179,769
South Jersey Industries Inc.	1,373	81,762
Southwest Gas Corp.	1,963	106,512
UGI Corp.	4,889	202,258
WGL Holdings Inc.	2,211	99,517

		2,089,041
HEALTH CARE EQUIPMENT & SUPPLIES — 2.04%
Abbott Laboratories	66,881	2,444,501
Alere Inc.[a]	3,239	109,251
Align Technology Inc.[a,b]	3,089	176,258
Baxter International Inc.	23,283	1,533,651
Becton, Dickinson and Co.	8,383	881,305
Boston Scientific Corp.[a]	57,804	675,729
C.R. Bard Inc.	3,432	467,507
CareFusion Corp.[a]	9,227	357,731
Cooper Companies Inc. (The)	2,107	272,245
Covidien PLC	19,801	1,269,442
DENTSPLY International Inc.	6,124	288,440
Edwards Lifesciences Corp.[a]	4,808	313,433
Haemonetics Corp.[a,b]	2,192	88,907
Hill-Rom Holdings Inc.	2,604	107,519
Hologic Inc.[a]	11,563	258,896
IDEXX Laboratories Inc.[a,b]	2,243	241,930
Intuitive Surgical Inc.[a]	1,708	634,522
Masimo Corp.	2,330	59,695
Medtronic Inc.	42,924	2,463,838
ResMed Inc.[b]	6,024	311,682
Sirona Dental Systems Inc.[a,b]	2,447	176,796
St. Jude Medical Inc.	12,386	710,833
Steris Corp.	2,526	114,150
Stryker Corp.	12,745	941,346
Teleflex Inc.	1,755	161,776
Thoratec Corp.[a]	2,489	107,500
Varian Medical Systems Inc.[a]	4,580	332,416
West Pharmaceutical Services Inc.	2,966	143,406
Zimmer Holdings Inc.	7,318	640,105

		16,284,810
HEALTH CARE PROVIDERS & SERVICES — 2.09%
Aetna Inc.	16,017	1,004,266
AmerisourceBergen Corp.	9,942	649,511

Security	Shares	Value

Brookdale Senior Living Inc.[a]	4,244	$114,927
Cardinal Health Inc.	14,612	857,140
Centene Corp.[a,b]	2,428	136,356
Chemed Corp.[b]	830	56,291
Cigna Corp.	12,176	937,308
Community Health Systems Inc.	4,154	181,239
DaVita HealthCare Partners Inc.[a]	7,509	422,081
Express Scripts Holding Co.[a]	35,048	2,191,201
HCA Holdings Inc.	11,619	547,720
Health Management Associates Inc. Class Aa	11,114	142,481
Health Net Inc.[a]	3,424	104,090
HealthSouth Corp.	3,758	131,943
Henry Schein Inc.[a]	3,686	414,417
Humana Inc.	6,734	620,538
Laboratory Corp. of America Holdings[a]	3,879	391,391
LifePoint Hospitals Inc.[a]	2,027	104,674
Magellan Health Services Inc.[a]	1,164	68,327
McKesson Corp.	9,858	1,541,200
MEDNAX Inc.[a]	2,161	235,592
Omnicare Inc.	4,520	249,278
Owens & Minor Inc.	2,748	102,830
Patterson Companies Inc.	3,631	154,354
Quest Diagnostics Inc.[b]	6,537	391,632
Team Health Holdings Inc.[a]	3,070	133,361
Tenet Healthcare Corp.[a]	4,288	202,351
UnitedHealth Group Inc.	43,742	2,985,829
Universal Health Services Inc. Class B	3,849	310,075
VCA Antech Inc.[a]	3,817	108,594
WellCare Health Plans Inc.[a]	1,841	122,758
WellPoint Inc.	12,868	1,091,206

		16,704,961
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a,b]	6,822	94,348
athenahealth Inc.[a,b]	1,571	209,744
Cerner Corp.[a]	12,646	708,556
HMS Holdings Corp.[a,b]	3,761	79,470
Medidata Solutions Inc.[a]	1,106	122,003

		1,214,121
HOTELS, RESTAURANTS & LEISURE — 1.98%
Bally Technologies Inc.[a,b]	1,616	118,194
Bob Evans Farms Inc.	1,243	70,963

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Brinker International Inc.	2,851	$126,641
Carnival Corp.	18,844	652,945
Cheesecake Factory Inc. (The)	2,117	100,028
Chipotle Mexican Grill Inc.[a]	1,334	702,978
Choice Hotels International Inc.	1,392	64,853
Cracker Barrel Old Country Store Inc.	1,028	112,946
Darden Restaurants Inc.	5,588	287,950
Domino’s Pizza Inc.	2,454	164,565
Dunkin’ Brands Group Inc.	4,651	221,760
Hyatt Hotels Corp. Class Aa	2,564	122,046
International Game Technology	11,024	207,251
Jack in the Box Inc.[a,b]	1,884	76,641
Las Vegas Sands Corp.	16,735	1,175,132
Life Time Fitness Inc.[a,b]	1,719	78,077
Marriott International Inc. Class A	9,787	441,198
Marriott Vacations Worldwide Corp.[a]	1,260	63,101
McDonald’s Corp.	42,967	4,147,175
MGM Resorts International[a]	14,332	272,881
Norwegian Cruise Line Holdings Ltd.[a,b]	1,864	59,685
Panera Bread Co. Class Aa	1,218	192,347
Papa John’s International Inc.	728	55,088
Penn National Gaming Inc.[a,b]	2,887	168,918
Royal Caribbean Cruises Ltd.	7,077	297,517
Six Flags Entertainment Corp.	4,135	155,517
Starbucks Corp.	32,337	2,620,914
Starwood Hotels & Resorts Worldwide Inc.	8,386	617,377
Vail Resorts Inc.	1,547	108,986
Wendy’s Co. (The)	12,166	105,723
Wyndham Worldwide Corp.	5,724	380,074
Wynn Resorts Ltd.	3,500	581,875
Yum! Brands Inc.	19,209	1,298,913

		15,850,259
HOUSEHOLD DURABLES — 0.47%
D.R. Horton Inc.	12,076	228,840
Garmin Ltd.	5,368	250,954
Harman International Industries Inc.	2,933	237,632
Jarden Corp.[a]	5,159	285,602
Leggett & Platt Inc.	6,166	183,377
Lennar Corp. Class A	7,093	252,156
M.D.C. Holdings Inc.	1,681	49,068

Security	Shares	Value

Mohawk Industries Inc.[a]	2,630	$348,265
Newell Rubbermaid Inc.	12,423	368,094
NVR Inc.[a]	183	167,870
PulteGroup Inc.	15,249	269,145
Ryland Group Inc. (The)	2,051	82,450
Tempur Sealy International Inc.[a]	2,581	98,981
Toll Brothers Inc.[a]	6,500	213,720
Tupperware Brands Corp.	2,225	199,471
Whirlpool Corp.	3,399	496,288

		3,731,913
HOUSEHOLD PRODUCTS — 1.86%
Church & Dwight Co. Inc.	5,984	389,858
Clorox Co. (The)	5,614	506,327
Colgate-Palmolive Co.	37,943	2,456,050
Energizer Holdings Inc.	2,674	262,346
Kimberly-Clark Corp.	16,490	1,780,920
Procter & Gamble Co. (The)	117,847	9,516,145

		14,911,646
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.15%
AES Corp. (The)	26,694	376,118
Calpine Corp.[a]	15,677	316,205
Dynegy Inc.[a,b]	4,251	82,597
NRG Energy Inc.	13,956	398,165

		1,173,085
INDUSTRIAL CONGLOMERATES — 2.13%
3M Co.	27,907	3,512,096
Carlisle Companies Inc.	2,762	200,742
Danaher Corp.	25,677	1,851,055
General Electric Co.	438,205	11,454,679

		17,018,572
INSURANCE — 3.30%
ACE Ltd.	14,641	1,397,337
Aflac Inc.	20,020	1,300,900
Alleghany Corp.[a]	728	295,146
Allied World Assurance Co. Holdings Ltd.	1,508	163,301
Allstate Corp. (The)	19,950	1,058,547
American Financial Group Inc.	3,064	172,381
American International Group Inc.	63,519	3,280,756
Aon PLC	13,236	1,046,835
Arch Capital Group Ltd.[a,b]	5,054	292,930
Argo Group International Holdings Ltd.	1,194	50,124

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Arthur J. Gallagher & Co.	5,409	$256,657
Aspen Insurance Holdings Ltd.	3,020	117,810
Assurant Inc.	3,227	188,715
Assured Guaranty Ltd.	7,270	149,035
Axis Capital Holdings Ltd.	4,576	216,994
Brown & Brown Inc.	5,097	162,747
Chubb Corp. (The)	10,877	1,001,554
Cincinnati Financial Corp.	6,345	317,250
CNO Financial Group Inc.	9,605	149,646
Endurance Specialty Holdings Ltd.	1,868	103,282
Erie Indemnity Co. Class A	1,102	79,146
Everest Re Group Ltd.	2,094	321,932
Fidelity National Financial Inc. Class A	9,285	261,373
First American Financial Corp.	4,647	120,171
Genworth Financial Inc. Class Aa	21,284	309,256
Hanover Insurance Group Inc. (The)	1,962	114,855
Hartford Financial Services Group Inc. (The)	19,690	663,553
HCC Insurance Holdings Inc.	4,342	198,212
Kemper Corp.	2,132	78,927
Lincoln National Corp.	11,385	516,993
Loews Corp.	13,171	636,291
Markel Corp.[a,b]	593	314,094
Marsh & McLennan Companies Inc.	23,657	1,083,491
MBIA Inc.[a]	6,110	69,471
Mercury General Corp.	1,328	61,832
MetLife Inc.	48,094	2,275,327
Montpelier Re Holdings Ltd.[b]	2,023	55,855
Old Republic International Corp.	10,447	175,405
PartnerRe Ltd.	2,043	204,729
Platinum Underwriters Holdings Ltd.	1,264	78,608
Primerica Inc.	2,433	104,497
Principal Financial Group Inc.	11,719	556,184
ProAssurance Corp.	2,663	120,687
Progressive Corp. (The)	23,663	614,528
Protective Life Corp.	3,377	155,612
Prudential Financial Inc.	20,015	1,629,021
Reinsurance Group of America Inc.	3,056	217,526
RenaissanceRe Holdings Ltd.	1,872	175,425
RLI Corp.	751	70,954
Selective Insurance Group Inc.	2,394	62,890
StanCorp Financial Group Inc.	1,904	112,146
Torchmark Corp.	3,903	284,373
Travelers Companies Inc. (The)	15,971	1,378,297

Security	Shares	Value

Unum Group	11,347	$360,154
Validus Holdings Ltd.	4,591	181,253
W.R. Berkley Corp.	4,758	208,924
White Mountains Insurance Group Ltd.	237	138,425
Willis Group Holdings PLC	7,484	337,304
XL Group PLC	12,430	379,985

		26,429,653
INTERNET & CATALOG RETAIL — 1.33%
Amazon.com Inc.[a]	15,925	5,797,178
Expedia Inc.	4,528	266,609
Groupon Inc.[a,b]	15,634	142,738
HSN Inc.	1,428	74,827
Liberty Interactive Corp. Series Aa	20,834	561,685
Liberty Ventures Series Aa	1,489	159,874
Netflix Inc.[a]	2,548	821,679
Priceline.com Inc.[a]	2,216	2,335,287
Shutterfly Inc.[a,b]	1,537	75,528
TripAdvisor Inc.[a,b]	4,759	393,617

		10,629,022
INTERNET SOFTWARE & SERVICES — 2.87%
Akamai Technologies Inc.[a]	7,726	345,661
AOL Inc.[a]	3,293	119,338
CoStar Group Inc.[a,b]	1,214	214,866
eBay Inc.[a]	50,146	2,643,196
Equinix Inc.[a]	2,108	340,400
Facebook Inc. Class Aa	70,285	3,532,524
Google Inc. Class Aa	12,038	12,406,122
IAC/InterActiveCorp	3,352	178,963
j2 Global Inc.	1,864	102,483
LinkedIn Corp. Class Aa	3,889	869,853
OpenTable Inc.[a]	1,007	69,966
Pandora Media Inc.[a]	6,765	170,004
Rackspace Hosting Inc.[a]	4,937	252,922
ValueClick Inc.[a]	3,075	59,071
VeriSign Inc.[a]	5,809	315,313
Yahoo! Inc.[a]	40,846	1,345,059

		22,965,741
IT SERVICES — 3.36%
Accenture PLC Class A	27,763	2,040,581
Acxiom Corp.[a]	3,191	106,037
Alliance Data Systems Corp.[a,b]	2,099	497,589
Amdocs Ltd.	6,990	268,766
Automatic Data Processing Inc.	20,786	1,558,326
Broadridge Financial Solutions Inc.	4,998	175,730

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

CACI International Inc. Class Aa,b	996	$71,692
Cognizant Technology Solutions Corp. Class Aa	12,931	1,124,092
Computer Sciences Corp.	6,357	313,146
Convergys Corp.	4,607	90,942
CoreLogic Inc.[a]	4,179	139,035
DST Systems Inc.	1,309	110,964
Euronet Worldwide Inc.[a]	2,080	90,272
Fidelity National Information Services Inc.	12,469	607,864
Fiserv Inc.[a]	5,600	586,488
FleetCor Technologies Inc.[a]	3,089	356,316
Gartner Inc.[a]	4,031	237,627
Genpact Ltd.[a]	4,843	96,037
Global Payments Inc.	3,195	190,039
International Business Machines Corp.	44,307	7,940,257
Jack Henry & Associates Inc.	3,684	201,183
Leidos Holdings Inc.	3,183	149,887
Lender Processing Services Inc.	3,636	125,515
MasterCard Inc. Class A	4,464	3,201,134
MAXIMUS Inc.	2,944	142,637
NeuStar Inc. Class Aa,b	2,721	124,948
Paychex Inc.	13,986	591,048
Science Applications International Corp.	1,737	61,229
Teradata Corp.[a]	6,982	307,697
Total System Services Inc.	7,249	216,238
Vantiv Inc. Class Aa,b	4,713	129,608
VeriFone Systems Inc.[a]	4,567	103,488
Visa Inc. Class A	22,230	4,371,974
Western Union Co.	23,524	400,379
WEX Inc.[a]	1,652	154,214

		26,882,979
LEISURE EQUIPMENT & PRODUCTS — 0.18%
Brunswick Corp.	3,898	175,917
Hasbro Inc.	4,990	257,733
Mattel Inc.	14,831	658,051
Polaris Industries Inc.	2,748	359,851

		1,451,552
LIFE SCIENCES TOOLS & SERVICES — 0.60%
Agilent Technologies Inc.	14,239	722,772
Bio-Rad Laboratories Inc. Class Aa,b	870	107,462
Charles River Laboratories International Inc.[a]	2,084	102,554

Security	Shares	Value

Covance Inc.[a,b]	2,381	$212,528
Illumina Inc.[a,b]	5,378	502,897
Life Technologies Corp.[a]	7,431	559,628
Mettler-Toledo International Inc.[a,b]	1,278	316,254
PAREXEL International Corp.[a,b]	2,512	114,823
PerkinElmer Inc.	4,877	185,521
TECHNE Corp.	1,384	120,948
Thermo Fisher Scientific Inc.	15,532	1,518,719
Waters Corp.[a]	3,625	365,835

		4,829,941
MACHINERY — 2.06%
Actuant Corp. Class A	3,154	118,464
AGCO Corp.	3,898	227,565
Caterpillar Inc.	27,386	2,282,897
Chart Industries Inc.[a]	1,296	139,281
CLARCOR Inc.	2,169	126,843
Colfax Corp.[a,b]	3,799	212,592
Crane Co.	2,083	132,270
Cummins Inc.	7,496	952,142
Deere & Co.	16,483	1,348,969
Donaldson Co. Inc.	5,861	232,154
Dover Corp.	7,299	669,975
Flowserve Corp.	6,053	420,502
Graco Inc.	2,604	201,185
Harsco Corp.	3,462	96,521
IDEX Corp.	3,571	246,935
Illinois Tool Works Inc.	17,738	1,397,577
Ingersoll-Rand PLC	11,651	786,792
ITT Corp.	3,988	158,443
Joy Global Inc.	4,616	261,958
Kennametal Inc.	3,410	156,860
Lincoln Electric Holdings Inc.	3,479	240,886
Manitowoc Co. Inc. (The)	5,724	111,389
Middleby Corp. (The)[a,b]	804	183,031
Mueller Industries Inc.	1,210	72,951
Navistar International Corp.[a,b]	2,897	104,755
Nordson Corp.	2,576	185,704
Oshkosh Corp.[a]	3,774	179,605
PACCAR Inc.	15,266	848,790
Pall Corp.	4,801	386,576
Parker Hannifin Corp.	6,444	752,144
Pentair Ltd. Registered	8,573	575,163
Snap-on Inc.	2,498	259,967
SPX Corp.	1,920	174,163
Stanley Black & Decker Inc.	6,890	544,930

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Terex Corp.[a]	4,784	$167,201
Timken Co. (The)	3,439	181,614
Toro Co. (The)	2,379	140,218
Trinity Industries Inc.	3,415	172,901
Valmont Industries Inc.	1,118	157,079
WABCO Holdings Inc.[a]	2,728	233,735
Wabtec Corp.	4,121	268,648
Woodward Inc.	2,614	104,795
Xylem Inc.	8,044	277,518

		16,493,688
MARINE — 0.03%
Kirby Corp.[a]	2,452	216,977
Matson Inc.	1,842	49,900

		266,877
MEDIA — 3.72%
AMC Networks Inc. Class Aa	2,505	175,576
Cablevision NY Group Class A	9,263	144,040
CBS Corp. Class B NVS	24,215	1,432,075
Charter Communications Inc. Class Aa,b	2,903	389,699
Cinemark Holdings Inc.	4,422	145,086
Comcast Corp. Class A	112,559	5,355,557
DIRECTV[a]	21,986	1,373,905
Discovery Communications Inc. Series Aa	9,938	883,687
DISH Network Corp. Class A	8,975	432,595
DreamWorks Animation SKG Inc. Class Aa,b	3,097	106,041
Gannett Co. Inc.	9,926	274,653
Interpublic Group of Companies Inc. (The)	17,995	302,316
John Wiley & Sons Inc. Class A	1,977	99,423
Lamar Advertising Co. Class Aa	2,890	132,102
Liberty Global PLC Series Aa	16,102	1,261,914
Liberty Media Corp.[a]	4,564	697,881
Live Nation Entertainment Inc.[a]	6,098	118,545
Madison Square Garden Inc. Class Aa	2,659	160,923
Meredith Corp.	1,566	80,336
Morningstar Inc.	949	76,195
New York Times Co. (The) Class A	5,474	75,705
News Corp. Class A NVS[a]	21,445	377,432
Omnicom Group Inc.	11,003	749,414
Regal Entertainment Group Class A	3,421	65,033

Security	Shares	Value

Scripps Networks Interactive Inc. Class A	4,645	$373,923
Sinclair Broadcast Group Inc. Class A	3,230	103,554
Sirius XM Radio Inc.	135,239	509,851
Starz Series Aa	4,128	124,459
Time Warner Cable Inc.	12,302	1,478,085
Time Warner Inc.	39,589	2,721,348
Twenty-First Century Fox Inc. Class A	85,453	2,912,238
Viacom Inc. Class B NVS	18,680	1,555,857
Walt Disney Co. (The)	71,523	4,905,763
Washington Post Co. (The) Class B	195	125,447

		29,720,658
METALS & MINING — 0.62%
Alcoa Inc.	46,197	428,246
Allegheny Technologies Inc.	4,644	153,716
Carpenter Technology Corp.	2,337	138,654
Cliffs Natural Resources Inc.[b]	6,543	168,024
Coeur Mining Inc.[a]	4,495	54,884
Commercial Metals Co.	4,960	91,066
Compass Minerals International Inc.	1,413	105,226
Freeport-McMoRan Copper & Gold Inc.	44,763	1,645,488
Kaiser Aluminum Corp.	842	56,793
Newmont Mining Corp.	21,467	585,190
Nucor Corp.	13,727	710,647
Reliance Steel & Aluminum Co.	3,293	241,344
Royal Gold Inc.	2,812	135,089
Steel Dynamics Inc.	9,510	170,895
Stillwater Mining Co.[a]	4,931	53,797
United States Steel Corp.[b]	6,235	155,189
Worthington Industries Inc.	2,325	94,256

		4,988,504
MULTI-UTILITIES — 1.09%
Alliant Energy Corp.	4,797	250,499
Ameren Corp.	10,481	379,203
Avista Corp.	2,584	71,809
Black Hills Corp.	1,912	96,977
CenterPoint Energy Inc.	18,489	454,829
CMS Energy Corp.	11,379	312,467
Consolidated Edison Inc.	12,642	736,017
Dominion Resources Inc.	24,839	1,583,486

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

DTE Energy Co.	7,572	$523,528
Integrys Energy Group Inc.	3,388	198,808
MDU Resources Group Inc.	8,203	244,285
NiSource Inc.	13,445	423,786
NorthWestern Corp.	1,609	73,757
PG&E Corp.	19,158	801,762
Public Service Enterprise Group Inc.	21,845	731,808
SCANA Corp.	5,988	279,221
Sempra Energy	9,760	889,526
TECO Energy Inc.	8,822	151,474
Vectren Corp.	3,553	124,071
Wisconsin Energy Corp.	9,854	414,952

		8,742,265
MULTILINE RETAIL — 0.68%
Big Lots Inc.[a]	2,482	90,246
Dillard’s Inc. Class A	1,037	85,013
Dollar General Corp.[a]	12,815	740,451
Dollar Tree Inc.[a]	9,637	562,801
Family Dollar Stores Inc.	4,164	286,816
J.C. Penney Co. Inc.[a,b]	13,077	98,078
Kohl’s Corp.	8,811	500,465
Macy’s Inc.	16,195	746,751
Nordstrom Inc.	6,207	375,337
Saks Inc.[a]	4,379	70,020
Sears Holdings Corp.[a,b]	1,945	112,966
Target Corp.	27,166	1,760,085

		5,429,029
OFFICE ELECTRONICS — 0.08%
Xerox Corp.	49,871	495,718
Zebra Technologies Corp. Class Aa	2,235	107,973

		603,691
OIL, GAS & CONSUMABLE FUELS — 7.73%
Alpha Natural Resources Inc.[a]	9,466	66,262
Anadarko Petroleum Corp.	21,658	2,063,791
Apache Corp.	17,324	1,538,371
Berry Petroleum Co. Class A	2,181	104,143
Cabot Oil & Gas Corp.	18,186	642,329
Cheniere Energy Inc.[a]	9,557	380,369
Chesapeake Energy Corp.	21,808	609,752
Chevron Corp.	83,134	9,972,755
Cimarex Energy Co.	3,734	393,377
Cobalt International Energy Inc.[a]	12,545	291,169
Concho Resources Inc.[a]	4,518	499,736
ConocoPhillips	52,621	3,857,119

Security	Shares	Value

CONSOL Energy Inc.	9,857	$359,780
Continental Resources Inc.[a]	1,837	209,234
Denbury Resources Inc.[a]	16,136	306,423
Devon Energy Corp.	16,460	1,040,601
Energen Corp.	3,103	243,027
Energy XXI (Bermuda) Ltd.[b]	3,126	90,842
EOG Resources Inc.	11,722	2,091,205
EQT Corp.	6,503	556,722
EXCO Resources Inc.	6,470	35,003
Exxon Mobil Corp.	189,405	16,974,476
Gulfport Energy Corp.[a]	3,400	199,546
Hess Corp.	12,417	1,008,260
HollyFrontier Corp.	8,585	395,425
Kinder Morgan Inc.	28,842	1,018,411
Kodiak Oil & Gas Corp.[a]	11,626	150,789
Marathon Oil Corp.	30,549	1,077,158
Marathon Petroleum Corp.	13,477	965,762
Murphy Oil Corp.	7,563	456,200
Newfield Exploration Co.[a]	5,839	177,798
Noble Energy Inc.	15,496	1,161,115
Oasis Petroleum Inc.[a]	3,900	207,675
Occidental Petroleum Corp.	34,668	3,330,901
Peabody Energy Corp.	11,650	226,942
Phillips 66	26,300	1,694,509
Pioneer Natural Resources Co.	5,956	1,219,670
QEP Resources Inc.	7,714	255,025
Range Resources Corp.	7,034	532,544
Rosetta Resources Inc.[a]	2,708	162,317
SandRidge Energy Inc.[a,b]	14,940	94,720
SemGroup Corp. Class A	1,797	108,521
SM Energy Co.	2,894	256,437
Southwestern Energy Co.[a]	15,164	564,404
Spectra Energy Corp.	28,812	1,024,843
Teekay Corp.	1,622	70,443
Tesoro Corp.	5,732	280,237
Ultra Petroleum Corp.[a,b]	6,518	119,670
Valero Energy Corp.	23,264	957,779
Western Refining Inc.	2,484	80,159
Whiting Petroleum Corp.[a]	5,094	340,738
Williams Companies Inc. (The)	29,408	1,050,160
World Fuel Services Corp.	3,118	118,952
WPX Energy Inc.[a]	8,646	191,422

		61,825,018
PAPER & FOREST PRODUCTS — 0.14%
Domtar Corp.	1,388	117,578
International Paper Co.	19,275	859,858

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Louisiana-Pacific Corp.[a]	6,015	$102,315
Resolute Forest Products Inc.[a,b]	4,156	66,454

		1,146,205
PERSONAL PRODUCTS — 0.20%
Avon Products Inc.	18,595	325,412
Estee Lauder Companies Inc. (The) Class A	10,936	776,019
Herbalife Ltd.[b]	3,638	235,815
Nu Skin Enterprises Inc. Class A	2,549	298,055

		1,635,301
PHARMACEUTICALS — 5.11%
AbbVie Inc.	68,213	3,304,920
Actavis PLC[a]	7,450	1,151,621
Allergan Inc.	12,719	1,152,469
Bristol-Myers Squibb Co.	70,833	3,720,149
Eli Lilly and Co.	42,686	2,126,617
Endo Health Solutions Inc.[a]	4,987	218,082
Forest Laboratories Inc.[a]	10,122	476,038
Hospira Inc.[a]	7,143	289,434
Impax Laboratories Inc.[a]	2,807	56,870
Jazz Pharmaceuticals PLC[a]	2,257	204,800
Johnson & Johnson	121,261	11,229,981
Mallinckrodt PLC[a]	2,534	106,453
Merck & Co. Inc.	125,916	5,677,552
Mylan Inc.[a]	16,482	624,173
Nektar Therapeutics[a,b]	4,847	46,095
Perrigo Co.	4,079	562,453
Pfizer Inc.	284,865	8,739,658
Questcor Pharmaceuticals Inc.	2,349	144,158
Salix Pharmaceuticals Ltd.[a]	2,701	193,797
ViroPharma Inc.[a,b]	2,819	109,434
VIVUS Inc.[a,b]	4,307	40,443
Zoetis Inc.	21,614	684,299

		40,859,496
PROFESSIONAL SERVICES — 0.34%
Acacia Research Corp.	2,189	33,032
Advisory Board Co. (The)[a,b]	1,491	102,283
Corporate Executive Board Co. (The)	1,428	104,101
Dun & Bradstreet Corp. (The)	1,669	181,570
Equifax Inc.	5,204	336,543
FTI Consulting Inc.[a,b]	1,780	72,232
IHS Inc. Class Aa	2,614	285,057
Manpowergroup Inc.	3,309	258,433
Nielsen Holdings NV	9,267	365,490

Security	Shares	Value

Robert Half International Inc.	6,026	$232,182
Towers Watson & Co. Class A	2,797	321,124
Verisk Analytics Inc. Class Aa	6,434	440,858

		2,732,905
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.13%
Alexandria Real Estate Equities Inc.[b]	3,104	204,181
American Campus Communities Inc.	4,521	156,246
American Capital Agency Corp.	16,939	367,915
American Realty Capital Properties Inc.	7,992	106,054
American Tower Corp.	17,002	1,349,109
Annaly Capital Management Inc.	40,970	483,036
Apartment Investment and Management Co. Class A	6,328	177,058
ARMOUR Residential REIT Inc.	16,134	66,472
AvalonBay Communities Inc.	5,244	655,762
BioMed Realty Trust Inc.	8,414	167,607
Boston Properties Inc.	6,549	677,822
Brandywine Realty Trust	6,866	97,703
BRE Properties Inc. Class A	3,322	181,415
Camden Property Trust	3,663	235,165
CBL & Associates Properties Inc.	7,504	148,654
Chimera Investment Corp.	44,021	133,384
Cole Real Estate Investment Inc.	18,177	258,113
CommonWealth REIT	4,705	114,661
Corporate Office Properties Trust	3,732	91,807
Corrections Corp. of America	4,851	179,487
CubeSmart	5,319	97,178
CYS Investments Inc.	7,558	64,168
DCT Industrial Trust Inc.	13,511	104,710
DDR Corp.	11,059	187,450
DiamondRock Hospitality Co.[b]	8,340	94,993
Digital Realty Trust Inc.[b]	5,546	264,322
Douglas Emmett Inc.	5,677	141,528
Duke Realty Corp.	13,895	230,240
DuPont Fabros Technology Inc.[b]	2,858	71,021
EastGroup Properties Inc.	1,308	83,267
EPR Properties[b]	2,174	111,678
Equity Lifestyle Properties, Inc.	3,365	127,836
Equity Residential	14,334	750,528
Essex Property Trust Inc.	1,637	263,557
Extra Space Storage Inc.	4,602	211,646
Federal Realty Investment Trust	2,807	290,805

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Franklin Street Properties Corp.	3,840	$50,688
General Growth Properties Inc.	24,010	509,732
GEO Group Inc. (The)	3,034	107,009
Hatteras Financial Corp.	4,289	78,060
HCP Inc.[b]	19,590	812,985
Health Care REIT Inc.[b]	12,292	797,136
Healthcare Realty Trust Inc.	4,182	100,410
Highwoods Properties Inc.[b]	3,872	149,459
Home Properties Inc.[b]	2,427	146,372
Hospitality Properties Trust	5,927	174,135
Host Hotels & Resorts Inc.	32,176	596,865
Invesco Mortgage Capital Inc.	5,629	86,968
Kilroy Realty Corp.	3,564	189,462
Kimco Realty Corp.	17,567	377,339
LaSalle Hotel Properties	4,128	128,174
Lexington Realty Trust	7,668	89,716
Liberty Property Trust[b]	6,118	227,529
Macerich Co. (The)	6,094	360,826
Mack-Cali Realty Corp.	3,608	74,181
Medical Properties Trust Inc.[b]	7,143	93,145
MFA Financial Inc.	15,316	113,492
Mid-America Apartment Communities Inc.[b]	3,255	216,132
National Retail Properties Inc.[b]	5,303	182,423
Omega Healthcare Investors Inc.[b]	5,146	171,053
Piedmont Office Realty Trust Inc. Class Ab	7,250	133,980
Plum Creek Timber Co. Inc.	7,013	318,390
Post Properties Inc.	2,357	107,809
Potlatch Corp.	1,719	70,187
Prologis Inc.	21,512	859,404
Public Storage	6,220	1,038,553
Rayonier Inc.	5,391	253,485
Realty Income Corp.	8,242	343,279
Redwood Trust Inc.[b]	3,532	61,881
Regency Centers Corp.	3,907	201,836
Retail Properties of America Inc. Class A	7,494	107,239
RLJ Lodging Trust	5,185	130,973
Ryman Hospitality Properties Inc.	2,199	81,165
Senior Housing Properties Trust	8,123	200,151
Simon Property Group Inc.	13,355	2,064,015
SL Green Realty Corp.	3,697	349,625
Sovran Self Storage Inc.	1,314	100,508
Spirit Realty Capital Inc.	15,482	161,942

Security	Shares	Value

Starwood Property Trust Inc.	8,202	$210,709
Sunstone Hotel Investors Inc.	6,803	90,140
Tanger Factory Outlet Centers Inc.	4,021	140,132
Taubman Centers Inc.	2,751	180,988
Two Harbors Investment Corp.	15,884	148,198
UDR Inc.	10,838	268,891
Ventas Inc.	12,596	821,763
Vornado Realty Trust	7,431	661,805
Washington Real Estate Investment Trust	2,820	73,912
Weingarten Realty Investors[b]	4,787	151,892
Weyerhaeuser Co.	25,176	765,350
WP Carey Inc.	2,471	164,593

		25,042,664
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.16%
Alexander & Baldwin Inc.[a]	1,857	68,709
Altisource Portfolio Solutions SAa	765	120,319
CBRE Group Inc. Class Aa	11,935	277,250
Forest City Enterprises Inc. Class Aa	6,612	133,959
Howard Hughes Corp. (The)[a]	1,319	154,389
Jones Lang LaSalle Inc.	1,905	181,356
Realogy Holdings Corp.[a]	6,288	258,688
St. Joe Co. (The)[a,b]	3,856	71,992

		1,266,662
ROAD & RAIL — 0.92%
Avis Budget Group Inc.[a]	4,635	145,214
Con-way Inc.	2,375	97,850
CSX Corp.	43,857	1,142,913
Genesee & Wyoming Inc. Class Aa	1,839	183,606
Hertz Global Holdings Inc.[a]	16,073	369,036
J.B. Hunt Transport Services Inc.	3,890	291,867
Kansas City Southern Industries Inc.	4,743	576,369
Landstar System Inc.	2,027	112,073
Norfolk Southern Corp.	13,429	1,155,163
Old Dominion Freight Line Inc.[a]	3,022	141,732
Ryder System Inc.	2,195	144,497
Union Pacific Corp.	19,957	3,021,490

		7,381,810
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.10%
Advanced Micro Devices Inc.[a,b]	26,223	87,585
Altera Corp.	13,815	464,184
Analog Devices Inc.	13,403	660,768

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Applied Materials Inc.	51,845	$925,433
Atmel Corp.[a]	18,978	138,160
Avago Technologies Ltd.	10,699	486,056
Broadcom Corp. Class A	23,488	627,599
Cavium Inc.[a]	2,173	87,594
Cirrus Logic Inc.[a]	2,779	62,333
Cree Inc.[a]	5,203	316,082
Cypress Semiconductor Corp.[a]	5,822	54,028
Fairchild Semiconductor International Inc.[a]	5,453	69,089
First Solar Inc.[a,b]	3,033	152,469
Hittite Microwave Corp.[a]	1,309	83,632
Integrated Device Technology Inc.[a]	6,223	66,213
Intel Corp.	214,425	5,238,403
International Rectifier Corp.[a]	2,954	76,922
KLA-Tencor Corp.	7,178	470,877
Lam Research Corp.[a]	7,014	380,369
Linear Technology Corp.	10,048	413,375
LSI Corp.	23,749	201,391
Marvell Technology Group Ltd.	17,582	210,984
Maxim Integrated Products Inc.	12,634	375,230
Microchip Technology Inc.	8,448	362,926
Micron Technology Inc.[a]	44,902	793,867
Microsemi Corp.[a,b]	4,031	101,299
NVIDIA Corp.	24,993	379,394
ON Semiconductor Corp.[a]	19,369	136,745
PMC-Sierra Inc.[a]	8,477	49,760
RF Micro Devices Inc.[a]	11,779	61,840
Semtech Corp.[a,b]	2,809	87,388
Silicon Laboratories Inc.[a,b]	1,638	65,880
Skyworks Solutions Inc.[a]	7,896	203,559
SunEdison Inc.[a]	10,850	100,905
Synaptics Inc.[a]	1,390	64,635
Teradyne Inc.[a,b]	8,223	143,820
Texas Instruments Inc.	47,399	1,994,550
Veeco Instruments Inc.[a,b]	1,670	48,781
Xilinx Inc.	11,477	521,285

		16,765,410
SOFTWARE — 3.48%
ACI Worldwide Inc.[a,b]	1,728	95,247
Activision Blizzard Inc.	18,285	304,262
Adobe Systems Inc.[a]	20,107	1,089,799
ANSYS Inc.[a,b]	4,014	351,024
Aspen Technology Inc.[a,b]	4,043	154,564
Autodesk Inc.[a]	9,485	378,546

Security	Shares	Value

CA Inc.	14,082	$447,244
Cadence Design Systems Inc.[a,b]	12,131	157,339
Citrix Systems Inc.[a]	8,044	456,738
CommVault Systems Inc.[a]	1,853	144,682
Compuware Corp.	9,168	97,914
Concur Technologies Inc.[a,b]	2,050	214,430
Electronic Arts Inc.[a]	13,295	348,994
FactSet Research Systems Inc.[b]	1,757	191,408
Fair Isaac Corp.	1,552	88,899
Fortinet Inc.[a]	5,736	115,351
Guidewire Software Inc.[a,b]	2,548	129,235
Informatica Corp.[a]	4,659	179,837
Intuit Inc.	12,833	916,405
Mentor Graphics Corp.	4,087	90,241
MICROS Systems Inc.[a,b]	3,274	177,615
Microsoft Corp.	326,177	11,530,357
NetSuite Inc.[a,b]	1,297	130,841
Nuance Communications Inc.[a]	11,413	177,586
Oracle Corp.	153,461	5,140,943
Progress Software Corp.[a]	2,500	64,900
PTC Inc.[a]	5,166	143,202
QLIK Technologies Inc.[a]	3,636	92,136
Red Hat Inc.[a]	8,128	351,699
Rovi Corp.[a]	4,451	74,599
Salesforce.com Inc.[a]	23,521	1,255,081
ServiceNow Inc.[a,b]	4,357	237,936
SolarWinds Inc.[a]	2,900	104,951
Solera Holdings Inc.	2,978	167,423
Splunk Inc.[a,b]	3,358	210,580
SS&C Technologies Holdings Inc.[a]	2,651	104,184
Symantec Corp.	30,229	687,407
Synopsys Inc.[a]	6,645	242,210
Take-Two Interactive Software Inc.[a]	3,878	69,455
TIBCO Software Inc.[a]	6,717	164,970
TiVo Inc.[a]	5,221	69,387
Tyler Technologies Inc.[a]	1,250	120,888
Ultimate Software Group Inc. (The)[a,b]	1,205	186,148
VMware Inc. Class Aa	3,706	301,224
Workday Inc. Class Aa,b	1,279	95,759

		27,853,640
SPECIALTY RETAIL — 2.47%
Aaron’s Inc.	3,387	96,089
Abercrombie & Fitch Co. Class A	3,232	121,135

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

Advance Auto Parts Inc.	3,092	$306,665
Aeropostale Inc.[a,b]	3,481	32,339
American Eagle Outfitters Inc.	7,168	111,032
ANN INC.[a]	2,092	73,973
Ascena Retail Group Inc.[a]	5,466	108,172
AutoNation Inc.[a]	2,674	128,967
AutoZone Inc.[a]	1,528	664,206
Bed Bath & Beyond Inc.[a]	9,332	721,550
Best Buy Co. Inc.	11,513	492,756
Buckle Inc. (The)	1,164	56,966
Cabela’s Inc.[a]	1,976	117,216
CarMax Inc.[a]	9,623	452,185
Chico’s FAS Inc.	6,682	114,596
Children’s Place Retail Stores Inc. (The)[a]	1,021	55,736
CST Brands Inc.	2,631	84,824
Dick’s Sporting Goods Inc.	4,282	227,845
DSW Inc. Class A	1,514	132,732
Express Inc.[a]	3,889	90,264
Foot Locker Inc.	6,264	217,361
GameStop Corp. Class A	5,032	275,854
Gap Inc. (The)	11,873	439,182
Genesco Inc.[a,b]	1,057	71,992
GNC Holdings Inc. Class A	4,293	252,514
Group 1 Automotive Inc.	922	59,008
Guess? Inc.	2,651	82,844
Home Depot Inc. (The)	61,672	4,803,632
L Brands Inc.	10,488	656,654
Lowe’s Companies Inc.	45,261	2,253,093
Lumber Liquidators Holdings Inc.[a]	1,189	135,772
Men’s Wearhouse Inc. (The)	2,064	87,307
Murphy USA Inc.[a]	1,956	79,375
O’Reilly Automotive Inc.[a]	4,673	578,564
PetSmart Inc.	4,468	325,092
Pier 1 Imports Inc.	4,689	97,906
Rent-A-Center Inc.	2,299	78,718
Ross Stores Inc.	9,328	721,521
Sally Beauty Holdings Inc.[a]	6,370	167,658
Signet Jewelers Ltd.	3,471	259,145
Staples Inc.	28,516	459,678
Tiffany & Co.	4,736	374,949
TJX Companies Inc. (The)	30,779	1,871,055
Tractor Supply Co.	5,990	427,387
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,773	357,301
Urban Outfitters Inc.[a]	4,726	179,021

Security	Shares	Value

Vitamin Shoppe Inc.[a,b]	1,314	$61,640
Williams-Sonoma Inc.	3,892	204,097

		19,767,568
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
Carter’s Inc.	2,484	171,769
Coach Inc.	12,128	614,647
Crocs Inc.[a]	3,813	46,442
Deckers Outdoor Corp.[a,b]	1,485	102,213
Fifth & Pacific Companies Inc.[a]	5,178	137,165
Fossil Group Inc.[a]	2,163	274,571
Hanesbrands Inc.	4,250	289,510
Iconix Brand Group Inc.[a,b]	2,467	89,034
Lululemon Athletica Inc.[a,b]	4,471	308,723
Michael Kors Holdings Ltd.[a]	7,712	593,438
Nike Inc. Class B	32,119	2,433,335
PVH Corp.	3,500	435,995
Ralph Lauren Corp.	2,628	435,302
Steven Madden Ltd.[a]	2,661	97,606
Under Armour Inc. Class Aa,b	3,438	278,994
VF Corp.	3,761	808,615
Wolverine World Wide Inc.	2,164	124,949

		7,242,308
THRIFTS & MORTGAGE FINANCE — 0.17%
Capitol Federal Financial Inc.	6,048	76,628
Hudson City Bancorp Inc.	20,536	184,413
MGIC Investment Corp.[a]	14,606	118,893
New York Community Bancorp Inc.	19,025	308,395
Ocwen Financial Corp.[a]	5,016	282,050
People’s United Financial Inc.	13,823	199,466
Radian Group Inc.	7,477	108,940
Washington Federal Inc.	4,604	104,879

		1,383,664
TOBACCO — 1.37%
Altria Group Inc.	86,238	3,210,641
Lorillard Inc.	16,094	820,955
Philip Morris International Inc.	69,643	6,206,584
Reynolds American Inc.	13,628	700,070
Universal Corp.	1,003	53,189

		10,991,439
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Air Lease Corp.	3,227	94,874
Applied Industrial Technologies Inc.	1,855	87,760
Beacon Roofing Supply Inc.[a,b]	2,095	72,717
Fastenal Co.	11,663	580,817
GATX Corp.	1,996	102,894

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

October 31, 2013

Security	Shares	Value

MRC Global Inc.[a]	4,396	$122,868
MSC Industrial Direct Co. Inc. Class A	2,018	154,115
United Rentals Inc.[a,b]	4,031	260,362
W.W. Grainger Inc.	2,645	711,426
Watsco Inc.	1,158	110,346
WESCO International Inc.[a]	1,887	161,263

		2,459,442
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	7,634	327,270
Aqua America Inc.	7,579	190,839

		518,109
WIRELESS TELECOMMUNICATION SERVICES — 0.26%
Crown Castle International Corp.[a]	12,658	962,261
NII Holdings Inc.[a,b]	7,335	25,232
SBA Communications Corp. Class Aa	5,469	478,374
Sprint Corp.[a]	37,034	249,239
T-Mobile US Inc.	7,684	213,077
Telephone & Data Systems Inc.	4,358	135,883

		2,064,066

TOTAL COMMON STOCKS
(Cost: $595,854,642)		798,849,574

SHORT-TERM INVESTMENTS — 2.09%

MONEY MARKET FUNDS — 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,256,987	15,256,987
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	886,690	886,690
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	566,320	566,320

		16,709,997

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,709,997)		16,709,997

Value

TOTAL INVESTMENTS IN SECURITIES — 101.94%
(Cost: $612,564,639)	$815,559,571
Other Assets Less Liabilities — (1.94)%	(15,544,870)

NET ASSETS — 100.00%	$800,014,701

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ELECTRIC UTILITIES — 0.41%
OGE Energy Corp.	174,342	$6,433,220

		6,433,220
ENERGY EQUIPMENT & SERVICES — 21.68%
Atwood Oceanics Inc.[a,b]	50,479	2,681,949
Baker Hughes Inc.	389,410	22,620,827
Bristow Group Inc.	31,839	2,562,084
Cameron International Corp.[a]	216,321	11,867,370
CARBO Ceramics Inc.[b]	17,507	2,194,327
Core Laboratories NV	40,354	7,555,076
Diamond Offshore Drilling Inc.	61,054	3,781,074
Dresser-Rand Group Inc.[a,b]	67,001	4,071,651
Dril-Quip Inc.[a]	35,650	4,186,023
Ensco PLC Class A	205,305	11,835,833
Exterran Holdings Inc.[a,b]	51,638	1,474,265
FMC Technologies Inc.[a]	208,231	10,526,077
Halliburton Co.	743,217	39,412,798
Helix Energy Solutions Group Inc.[a]	86,741	2,052,292
Helmerich & Payne Inc.	93,596	7,258,370
McDermott International Inc.[a,b]	206,871	1,462,578
Nabors Industries Ltd.	228,059	3,986,471
National Oilwell Varco Inc.	375,765	30,504,603
Noble Corp.	222,698	8,395,715
Oceaneering International Inc.	95,097	8,166,930
Oil States International Inc.[a]	48,478	5,266,165
Patterson-UTI Energy Inc.	129,213	3,134,707
Rowan Companies PLC Class Aa	109,111	3,936,725
Schlumberger Ltd.	1,163,002	108,996,548
SEACOR Holdings Inc.	16,538	1,617,416
Superior Energy Services Inc.[a,b]	140,101	3,758,910
Tidewater Inc.	43,594	2,625,231
Transocean Ltd.	297,776	14,016,316
Unit Corp.[a,b]	38,544	1,981,547
Weatherford International Ltd.[a]	674,774	11,093,285

		343,023,163
MACHINERY — 0.18%
Chart Industries Inc.[a,b]	26,630	2,861,926

		2,861,926
OIL, GAS & CONSUMABLE FUELS — 77.38%
Anadarko Petroleum Corp.	441,851	42,103,982
Apache Corp.	354,937	31,518,406
Berry Petroleum Co. Class A	43,207	2,063,134
Cabot Oil & Gas Corp.	369,789	13,060,947

Security	Shares	Value

Cheniere Energy Inc.[a]	195,139	$7,766,532
Chesapeake Energy Corp.	445,305	12,450,728
Chevron Corp.	1,698,137	203,708,514
Cimarex Energy Co.	76,033	8,010,077
Cobalt International Energy Inc.[a]	260,245	6,040,286
Concho Resources Inc.[a,b]	92,055	10,182,204
ConocoPhillips	1,074,955	78,794,201
Continental Resources Inc.[a]	37,517	4,273,186
Denbury Resources Inc.[a,b]	327,769	6,224,333
Devon Energy Corp.	335,439	21,206,454
Energen Corp.	63,562	4,978,176
Energy XXI (Bermuda) Ltd.[b]	66,856	1,942,835
EOG Resources Inc.	239,442	42,716,453
EQT Corp.	132,363	11,331,596
EXCO Resources Inc.	118,968	643,617
Exxon Mobil Corp.	3,868,777	346,719,795
Gulfport Energy Corp.[a,b]	68,123	3,998,139
Hess Corp.	253,538	20,587,286
HollyFrontier Corp.	175,663	8,091,038
Kinder Morgan Inc.	591,793	20,896,211
Kodiak Oil & Gas Corp.[a,b]	233,864	3,033,216
Marathon Oil Corp.	623,762	21,993,848
Marathon Petroleum Corp.	275,176	19,719,112
Murphy Oil Corp.	154,422	9,314,735
Newfield Exploration Co.[a]	119,059	3,625,347
Noble Energy Inc.	315,668	23,653,003
Oasis Petroleum Inc.[a,b]	78,007	4,153,873
Occidental Petroleum Corp.	708,219	68,045,681
Phillips 66	537,061	34,602,840
Pioneer Natural Resources Co.	121,778	24,937,699
QEP Resources Inc.	157,746	5,215,083
Range Resources Corp.	143,619	10,873,394
Rosetta Resources Inc.[a,b]	53,758	3,222,254
SandRidge Energy Inc.[a,b]	315,949	2,003,117
SemGroup Corp. Class A	37,448	2,261,485
SM Energy Co.	58,810	5,211,154
Southwestern Energy Co.[a]	308,962	11,499,566
Tesoro Corp.	118,730	5,804,710
Ultra Petroleum Corp.[a,b]	134,151	2,463,012
Valero Energy Corp.	476,515	19,618,123
Western Refining Inc.[b]	47,504	1,532,954
Whiting Petroleum Corp.[a]	104,939	7,019,370
Williams Companies Inc. (The)	600,490	21,443,498
WPX Energy Inc.[a,b]	176,064	3,898,057

		1,224,453,261

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

October 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.19%
First Solar Inc.[a,b]	60,728	$3,052,796

		3,052,796

TOTAL COMMON STOCKS
(Cost: $1,472,622,007)		1,579,824,366

SHORT-TERM INVESTMENTS — 2.46%

MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	34,862,307	34,862,307
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,026,092	2,026,092
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,055,248	2,055,248

		38,943,647

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,943,647)		38,943,647

TOTAL INVESTMENTS IN SECURITIES — 102.30%
(Cost: $1,511,565,654)		1,618,768,013
Other Assets, Less Liabilities — (2.30)%		(36,392,302)

NET ASSETS — 100.00%		$1,582,375,711

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

BIOTECHNOLOGY — 20.39%
Acorda Therapeutics Inc.[a,b]	33,863	$1,036,546
Aegerion Pharmaceuticals Inc.[a,b]	20,294	1,680,749
Alexion Pharmaceuticals Inc.[a]	162,772	20,012,817
Alkermes PLC[a]	112,940	3,974,359
Alnylam Pharmaceuticals Inc.[a,b]	44,020	2,535,992
Amgen Inc.	627,065	72,739,540
Arena Pharmaceuticals Inc.[a,b]	181,614	797,285
ARIAD Pharmaceuticals Inc.[a,b]	154,194	339,227
Biogen Idec Inc.[a]	197,829	48,307,864
BioMarin Pharmaceutical Inc.[a,b]	116,618	7,325,943
Celgene Corp.[a]	342,327	50,832,136
Cepheid Inc.[a,b]	56,016	2,280,972
Cubist Pharmaceuticals Inc.[a]	55,005	3,410,310
Gilead Sciences Inc.[a]	1,274,025	90,443,035
Incyte Corp.[a,b]	114,661	4,471,779
Isis Pharmaceuticals Inc.[a,b]	95,974	3,193,055
Medivation Inc.[a,b]	62,602	3,747,356
Myriad Genetics Inc.[a,b]	66,877	1,630,461
PDL BioPharma Inc.[b]	116,312	940,964
Pharmacyclics Inc.[a,b]	55,406	6,573,368
Regeneron Pharmaceuticals Inc.[a]	64,933	18,674,731
Seattle Genetics Inc.[a]	92,288	3,565,085
Theravance Inc.[a,b]	64,492	2,362,987
United Therapeutics Corp.[a,b]	38,228	3,383,943
Vertex Pharmaceuticals Inc.[a]	193,780	13,824,265

		368,084,769
COMMERCIAL SERVICES & SUPPLIES — 0.09%
Healthcare Services Group Inc.	58,073	1,590,619

		1,590,619
HEALTH CARE EQUIPMENT & SUPPLIES — 17.44%
Abbott Laboratories	1,293,582	47,280,422
Alere Inc.[a]	63,799	2,151,940
Align Technology Inc.[a,b]	58,476	3,336,641
Baxter International Inc.	451,791	29,759,473
Becton, Dickinson and Co.	161,653	16,994,580
Boston Scientific Corp.[a]	1,117,742	13,066,404
C.R. Bard Inc.	65,883	8,974,582
CareFusion Corp.[a]	178,434	6,917,886
Cooper Companies Inc. (The)	40,742	5,264,274
Covidien PLC	382,879	24,546,373
DENTSPLY International Inc.	118,431	5,578,100
Edwards Lifesciences Corp.[a]	93,452	6,092,136

Security	Shares	Value

Haemonetics Corp.[a,b]	42,640	$1,729,478
Hill-Rom Holdings Inc.	48,760	2,013,300
Hologic Inc.[a,b]	225,097	5,039,922
IDEXX Laboratories Inc.[a,b]	43,733	4,717,041
Intuitive Surgical Inc.[a]	33,051	12,278,447
Masimo Corp.	42,766	1,095,665
Medtronic Inc.	830,248	47,656,235
ResMed Inc.[b]	118,239	6,117,686
Sirona Dental Systems Inc.[a]	47,299	3,417,353
St. Jude Medical Inc.	239,044	13,718,735
Steris Corp.	49,201	2,223,393
Stryker Corp.	245,496	18,132,335
Teleflex Inc.	34,269	3,158,916
Thoratec Corp.[a]	47,892	2,068,456
Varian Medical Systems Inc.[a]	89,606	6,503,604
West Pharmaceutical Services Inc.	58,084	2,808,361
Zimmer Holdings Inc.	141,125	12,344,204

		314,985,942
HEALTH CARE PROVIDERS & SERVICES — 14.19%
Aetna Inc.	309,718	19,419,319
Brookdale Senior Living Inc.[a]	83,642	2,265,025
Centene Corp.[a,b]	45,470	2,553,595
Cigna Corp.	235,421	18,122,709
Community Health Systems Inc.	78,905	3,442,625
DaVita HealthCare Partners Inc.[a]	146,876	8,255,900
Express Scripts Holding Co.[a]	677,702	42,369,929
HCA Holdings Inc.	223,336	10,528,059
Health Management Associates Inc. Class Aa	216,958	2,781,402
Health Net Inc.[a]	66,207	2,012,693
HealthSouth Corp.[b]	72,757	2,554,498
Henry Schein Inc.[a]	71,991	8,093,948
Humana Inc.	130,230	12,000,694
Laboratory Corp. of America Holdings[a]	74,995	7,566,995
LifePoint Hospitals Inc.[a]	39,498	2,039,677
Magellan Health Services Inc.[a]	22,313	1,309,773
MEDNAX Inc.[a,b]	42,139	4,593,994
Owens & Minor Inc.[b]	52,829	1,976,861
Patterson Companies Inc.	69,228	2,942,882
Quest Diagnostics Inc.	126,423	7,574,002
Team Health Holdings Inc.[a,b]	57,970	2,518,217
Tenet Healthcare Corp.[a]	84,571	3,990,905
UnitedHealth Group Inc.	846,256	57,765,435
Universal Health Services Inc. Class B	74,376	5,991,731

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

October 31, 2013

Security	Shares	Value

WellCare Health Plans Inc.[a]	36,248	$2,417,017
WellPoint Inc.	248,839	21,101,547

		256,189,432
HEALTH CARE TECHNOLOGY — 0.08%
HMS Holdings Corp.[a,b]	73,133	1,545,300

		1,545,300
LIFE SCIENCES TOOLS & SERVICES — 3.87%
Bio-Rad Laboratories Inc. Class Aa	16,634	2,054,632
Charles River Laboratories International Inc.[a]	40,841	2,009,786
Covance Inc.[a,b]	46,529	4,153,178
Illumina Inc.[a,b]	104,143	9,738,412
Life Technologies Corp.[a]	143,716	10,823,252
PAREXEL International Corp.[a,b]	46,793	2,138,908
TECHNE Corp.	27,602	2,412,139
Thermo Fisher Scientific Inc.	300,076	29,341,431
Waters Corp.[a]	70,933	7,158,558

		69,830,296
PHARMACEUTICALS — 43.77%
AbbVie Inc.	1,319,640	63,936,558
Actavis PLC[a]	144,386	22,319,188
Allergan Inc.	247,055	22,385,654
Bristol-Myers Squibb Co.	1,370,325	71,969,469
Eli Lilly and Co.	825,230	41,112,959
Endo Health Solutions Inc.[a,b]	95,059	4,156,930
Forest Laboratories Inc.[a]	196,621	9,247,086
Hospira Inc.[a]	137,877	5,586,776
Impax Laboratories Inc.[a]	53,229	1,078,420
Jazz Pharmaceuticals PLC[a]	44,405	4,029,310
Johnson & Johnson	2,345,640	217,229,720
Mallinckrodt PLC[a]	48,022	2,017,404
Merck & Co. Inc.	2,435,787	109,829,636
Mylan Inc.[a]	317,802	12,035,162
Nektar Therapeutics[a,b]	96,663	919,265
Perrigo Co.	78,333	10,801,337
Pfizer Inc.	5,510,443	169,060,391
Questcor Pharmaceuticals Inc.	45,941	2,819,399
Salix Pharmaceuticals Ltd.[a]	51,332	3,683,071
ViroPharma Inc.[a,b]	54,537	2,117,126
VIVUS Inc.[a,b]	83,514	784,196
Zoetis Inc.	416,177	13,176,164

		790,295,221

TOTAL COMMON STOCKS
(Cost: $1,629,627,036)		1,802,521,579

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.65%

MONEY MARKET FUNDS — 3.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	59,926,730	$59,926,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,482,760	3,482,760
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,391,795	2,391,795

		65,801,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,801,285)		65,801,285

TOTAL INVESTMENTS IN SECURITIES — 103.48%
(Cost: $1,695,428,321)		1,868,322,864
Other Assets, Less Liabilities — (3.48)%		(62,744,866)

NET ASSETS — 100.00%		$1,805,577,998

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.96%

COMMERCIAL SERVICES & SUPPLIES — 0.16%
Pitney Bowes Inc.	209,684	$4,474,657

		4,474,657
COMMUNICATIONS EQUIPMENT — 11.18%
ADTRAN Inc.	60,198	1,413,449
ARRIS Group Inc.[a]	118,560	2,117,481
Aruba Networks Inc.[a,b]	118,076	2,215,106
Brocade Communications Systems Inc.[a]	464,816	3,727,824
Ciena Corp.[a,b]	107,627	2,504,480
Cisco Systems Inc.	5,569,175	125,306,437
F5 Networks Inc.[a]	81,351	6,630,920
Finisar Corp.[a,b]	96,972	2,231,326
Harris Corp.	111,101	6,883,818
InterDigital Inc.	42,601	1,650,789
JDS Uniphase Corp.[a]	246,808	3,230,717
Juniper Networks Inc.[a]	526,523	9,814,389
Motorola Solutions Inc.	245,788	15,366,666
Palo Alto Networks Inc.[a]	46,577	1,963,686
Plantronics Inc.	45,366	1,948,016
Polycom Inc.[a]	175,374	1,823,890
QUALCOMM Inc.	1,781,859	123,785,745
Riverbed Technology Inc.[a,b]	171,524	2,541,986
ViaSat Inc.[a,b]	43,569	2,880,782

		318,037,507
COMPUTERS & PERIPHERALS — 23.71%
3D Systems Corp.[a,b]	98,175	6,110,412
Apple Inc.	943,678	492,930,203
Diebold Inc.	66,016	1,977,839
Electronics For Imaging Inc.[a]	47,983	1,646,297
EMC Corp.	2,161,455	52,026,222
Hewlett-Packard Co.	1,996,279	48,649,319
Lexmark International Inc. Class A	64,741	2,301,543
NCR Corp.[a]	172,454	6,303,194
NetApp Inc.	353,296	13,711,418
SanDisk Corp.	249,713	17,355,053
Seagate Technology PLC	336,696	16,390,361
Western Digital Corp.	219,112	15,256,769

		674,658,630
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.11%
Corning Inc.	1,517,000	25,925,530
Ingram Micro Inc. Class Aa	158,713	3,677,380

Security	Shares	Value

Tech Data Corp.[a]	39,031	$2,031,954

		31,634,864
HEALTH CARE TECHNOLOGY — 0.96%
Allscripts Healthcare Solutions Inc.[a,b]	165,437	2,287,994
athenahealth Inc.[a,b]	38,278	5,110,496
Cerner Corp.[a]	306,518	17,174,203
Medidata Solutions Inc.[a,b]	26,064	2,875,120

		27,447,813
HOUSEHOLD DURABLES — 0.21%
Garmin Ltd.	127,840	5,976,520

		5,976,520
INTERNET SOFTWARE & SERVICES — 16.20%
Akamai Technologies Inc.[a]	185,075	8,280,255
AOL Inc.	80,038	2,900,577
Equinix Inc.[a,b]	51,274	8,279,726
Facebook Inc. Class Aa	1,694,858	85,183,563
Google Inc. Class Aa	290,574	299,459,753
IAC/InterActiveCorp	79,322	4,235,002
j2 Global Inc.	45,402	2,496,202
Pandora Media Inc.[a]	163,901	4,118,832
Rackspace Hosting Inc.[a,b]	118,356	6,063,378
VeriSign Inc.[a,b]	140,215	7,610,870
Yahoo! Inc.[a]	985,667	32,458,014

		461,086,172
IT SERVICES — 9.18%
Amdocs Ltd.	168,067	6,462,176
CACI International Inc. Class Aa,b	24,061	1,731,911
Cognizant Technology Solutions Corp. Class Aa	313,041	27,212,654
Computer Sciences Corp.	153,429	7,557,913
DST Systems Inc.	31,416	2,663,134
Gartner Inc.[a]	96,783	5,705,358
International Business Machines Corp.	1,069,574	191,678,357
Leidos Holdings Inc.	75,671	3,563,347
Science Applications International Corp.	43,478	1,532,599
Teradata Corp.[a]	169,439	7,467,177
Vantiv Inc. Class Aa	112,981	3,106,977
VeriFone Systems Inc.[a]	113,991	2,583,036

		261,264,639
OFFICE ELECTRONICS — 0.42%
Xerox Corp.	1,203,545	11,963,237

		11,963,237

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2013

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.04%
Advanced Micro Devices Inc.[a,b]	632,867	$2,113,776
Altera Corp.	331,882	11,151,235
Analog Devices Inc.	322,743	15,911,230
Applied Materials Inc.	1,249,462	22,302,897
Atmel Corp.[a]	444,306	3,234,548
Avago Technologies Ltd.	256,503	11,652,931
Broadcom Corp. Class A	571,387	15,267,461
Cavium Inc.[a,b]	53,340	2,150,135
Cirrus Logic Inc.[a,b]	65,620	1,471,857
Cree Inc.[a,b]	124,768	7,579,656
Cypress Semiconductor Corp.	141,992	1,317,686
Fairchild Semiconductor International Inc.[a,b]	131,958	1,671,908
Hittite Microwave Corp.[a,b]	32,638	2,085,242
Integrated Device Technology Inc.[a,b]	141,016	1,500,410
Intel Corp.	5,174,924	126,423,393
International Rectifier Corp.[a]	73,204	1,906,232
KLA-Tencor Corp.	172,173	11,294,549
Lam Research Corp.[a]	169,486	9,191,226
Linear Technology Corp.	242,251	9,966,206
LSI Corp.[a]	568,396	4,819,998
Marvell Technology Group Ltd.	424,349	5,092,188
Maxim Integrated Products Inc.	302,379	8,980,656
Microchip Technology Inc.	204,966	8,805,339
Micron Technology Inc.[a]	1,078,743	19,072,176
Microsemi Corp.[a]	97,289	2,444,872
NVIDIA Corp.	601,075	9,124,318
ON Semiconductor Corp.[a]	468,381	3,306,770
PMC-Sierra Inc.[a]	212,164	1,245,403
RF Micro Devices Inc.[a,b]	290,871	1,527,073
Semtech Corp.[a,b]	70,381	2,189,553
Silicon Laboratories Inc.[a,b]	40,643	1,634,661
Skyworks Solutions Inc.[a]	195,056	5,028,544
SunEdison Inc.[a,b]	249,609	2,321,364
Synaptics Inc.[a]	34,589	1,608,388
Teradyne Inc.[a,b]	198,934	3,479,356
Texas Instruments Inc.	1,143,833	48,132,493
Xilinx Inc.	276,638	12,564,898

		399,570,628
SOFTWARE — 22.79%
ACI Worldwide Inc.[a,b]	40,886	2,253,636
Adobe Systems Inc.[a]	485,207	26,298,219

Security	Shares	Value

ANSYS Inc.[a]	96,028	$8,397,649
Aspen Technology Inc.[a,b]	97,375	3,722,646
Autodesk Inc.[a]	231,663	9,245,670
CA Inc.	340,784	10,823,300
Cadence Design Systems Inc.[a,b]	295,017	3,826,371
Citrix Systems Inc.[a]	194,651	11,052,284
CommVault Systems Inc.[a,b]	45,645	3,563,962
Compuware Corp.	221,965	2,370,586
Concur Technologies Inc.[a,b]	48,901	5,115,045
Fair Isaac Corp.	36,412	2,085,679
Fortinet Inc.[a]	142,388	2,863,423
Guidewire Software Inc.[a,b]	59,651	3,025,499
Informatica Corp.[a]	112,464	4,341,110
Intuit Inc.	308,439	22,025,629
Mentor Graphics Corp.	99,572	2,198,550
MICROS Systems Inc.[a,b]	79,597	4,318,137
Microsoft Corp.	7,873,765	278,337,593
NetSuite Inc.[a,b]	31,389	3,166,522
Nuance Communications Inc.[a]	274,014	4,263,658
Oracle Corp.	3,703,801	124,077,334
Progress Software Corp.[a,b]	55,956	1,452,618
PTC Inc.[a]	124,234	3,443,766
QLIK Technologies Inc.[a]	91,308	2,313,745
Red Hat Inc.[a]	196,653	8,509,175
Rovi Corp.[a]	105,083	1,761,191
Salesforce.com Inc.[a]	569,568	30,392,148
ServiceNow Inc.[a,b]	103,747	5,665,624
SolarWinds Inc.[a]	68,486	2,478,508
Solera Holdings Inc.	71,488	4,019,055
Splunk Inc.[a,b]	83,047	5,207,877
SS&C Technologies Holdings Inc.[a,b]	64,386	2,530,370
Symantec Corp.	725,720	16,502,873
Synopsys Inc.[a]	160,416	5,847,163
TIBCO Software Inc.[a]	158,715	3,898,040
Tyler Technologies Inc.[a,b]	29,114	2,815,615
Ultimate Software Group Inc. (The)[a,b]	29,658	4,581,568
VMware Inc. Class Aa,b	89,242	7,253,590
Workday Inc. Class Aa	32,365	2,423,168

		648,468,596

TOTAL COMMON STOCKS
(Cost: $2,622,681,736)		2,844,583,263

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.58%

MONEY MARKET FUNDS — 3.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	94,919,151	$94,919,151
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	5,516,413	5,516,413
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,543,173	1,543,173

		101,978,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,978,737)		101,978,737

TOTAL INVESTMENTS IN SECURITIES — 103.54%
(Cost: $2,724,660,473)		2,946,562,000
Other Assets, Less Liabilities — (3.54)%		(100,811,228)

NET ASSETS — 100.00%		$2,845,750,772

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.96%

COMMUNICATIONS EQUIPMENT — 1.95%
Ruckus Wireless Inc.[a,b]	621,130	$9,006,385

		9,006,385
DIVERSIFIED TELECOMMUNICATION SERVICES — 60.90%
8x8 Inc.[a,b]	940,157	10,774,199
AT&T Inc.	1,674,502	60,616,972
Atlantic Tele-Network Inc.	168,450	9,335,499
CenturyLink Inc.	963,556	32,626,006
Cincinnati Bell Inc.[a]	2,955,273	8,452,081
Consolidated Communications Holdings Inc.[b]	527,766	9,832,281
Frontier Communications Corp.[b]	4,192,308	18,488,078
General Communication Inc. Class Aa	708,873	6,741,382
Level 3 Communications Inc.[a,b]	689,019	21,049,530
tw telecom inc.[a]	612,798	19,315,393
Verizon Communications Inc.	1,086,950	54,901,845
Vonage Holdings Corp.[a]	2,713,978	10,123,138
Windstream Holdings Inc.[b]	2,280,593	19,499,070

		281,755,474
WIRELESS TELECOMMUNICATION SERVICES — 37.11%
Crown Castle International Corp.[a]	446,185	33,918,984
Leap Wireless International Inc.[a,b]	650,362	10,470,828
NII Holdings Inc.[a,b]	1,597,822	5,496,508
NTELOS Holdings Corp.	393,465	7,491,574
SBA Communications Corp. Class Aa	317,177	27,743,472
Shenandoah Telecommunications Co.	418,716	11,610,995
Sprint Corp.[a,b]	3,118,124	20,984,974
T-Mobile US Inc.[a]	733,382	20,336,683
Telephone & Data Systems Inc.	536,315	16,722,302
United States Cellular Corp.	198,796	9,621,726
USA Mobility Inc.	490,536	7,318,797

		171,716,843

TOTAL COMMON STOCKS (Cost: $442,963,785)		462,478,702

SHORT-TERM INVESTMENTS — 14.29%

MONEY MARKET FUNDS — 14.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	62,232,008	62,232,008

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,616,736	$3,616,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	253,630	253,630

		66,102,374

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,102,374)		66,102,374

TOTAL INVESTMENTS IN SECURITIES — 114.25%
(Cost: $509,066,159)		528,581,076
Other Assets, Less Liabilities —(14.25)%		(65,917,903)

NET ASSETS — 100.00%		$462,663,173

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

ELECTRIC UTILITIES — 49.90%
ALLETE Inc.	39,286	$1,985,122
American Electric Power Co. Inc.	524,693	24,576,620
Cleco Corp.	65,212	3,021,924
Duke Energy Corp.	760,922	54,580,935
Edison International	351,202	17,219,434
El Paso Electric Co.	43,351	1,524,655
Entergy Corp.	192,144	12,435,560
Exelon Corp.	923,307	26,351,182
FirstEnergy Corp.	450,798	17,071,720
Great Plains Energy Inc.	165,836	3,887,196
Hawaiian Electric Industries Inc.	106,928	2,841,077
IDACORP Inc.	54,198	2,796,617
ITC Holdings Corp.	56,511	5,684,441
NextEra Energy Inc.	457,781	38,796,940
Northeast Utilities	339,280	14,551,719
NV Energy Inc.	253,937	6,028,464
Pepco Holdings Inc.	268,524	5,177,143
Pinnacle West Capital Corp.	118,574	6,643,701
PNM Resources Inc.	85,704	2,050,040
Portland General Electric Co.	83,503	2,396,536
PPL Corp.	680,950	20,857,498
Southern Co. (The)	941,979	38,536,361
UIL Holdings Corp.	60,212	2,319,366
UNS Energy Corp.	44,637	2,208,639
Westar Energy Inc.	136,929	4,328,326
Xcel Energy Inc.	536,329	15,478,455

		333,349,671
GAS UTILITIES — 7.84%
AGL Resources Inc.	127,845	6,118,662
Atmos Energy Corp.	97,744	4,327,127
National Fuel Gas Co.	90,123	6,448,301
New Jersey Resources Corp.	44,548	2,050,544
Northwest Natural Gas Co.	29,023	1,260,469
ONEOK Inc.	222,267	12,558,085
Piedmont Natural Gas Co.	81,935	2,797,261
Questar Corp.	188,735	4,465,470
South Jersey Industries Inc.	34,594	2,060,073
Southwest Gas Corp.	50,012	2,713,651
UGI Corp.	122,959	5,086,814
WGL Holdings Inc.	55,842	2,513,448

		52,399,905

Security	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 4.38%
AES Corp. (The)	663,452	$9,348,039
Calpine Corp.[a,b]	392,584	7,918,419
Dynegy Inc.[a,b]	105,760	2,054,917
NRG Energy Inc.	348,067	9,930,351

		29,251,726
MULTI-UTILITIES — 31.86%
Alliant Energy Corp.	119,579	6,244,415
Ameren Corp.	261,549	9,462,843
Avista Corp.	64,588	1,794,901
Black Hills Corp.	47,884	2,428,677
CenterPoint Energy Inc.	462,017	11,365,618
CMS Energy Corp.	286,568	7,869,157
Consolidated Edison Inc.	315,730	18,381,801
Dominion Resources Inc.	624,102	39,786,503
DTE Energy Co.	188,594	13,039,389
Integrys Energy Group Inc.	85,820	5,035,918
NiSource Inc.	336,966	10,621,168
NorthWestern Corp.	41,406	1,898,051
PG&E Corp.	479,980	20,087,163
Public Service Enterprise Group Inc.	545,284	18,267,014
SCANA Corp.	150,892	7,036,094
Sempra Energy	244,879	22,318,272
TECO Energy Inc.	220,225	3,781,263
Vectren Corp.	88,822	3,101,664
Wisconsin Energy Corp.	245,440	10,335,478

		212,855,389
OIL, GAS & CONSUMABLE FUELS — 3.84%
Spectra Energy Corp.	721,495	25,663,577

		25,663,577
WATER UTILITIES — 1.95%
American Water Works Co. Inc.	191,860	8,225,038
Aqua America Inc.	190,217	4,789,664

		13,014,702

TOTAL COMMON STOCKS
(Cost: $724,637,487)		666,534,970

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. UTILITIES ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.38%

MONEY MARKET FUNDS — 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	7,766,529	$7,766,529
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	451,367	451,367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	997,862	997,862

		9,215,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,215,758)		9,215,758

TOTAL INVESTMENTS IN SECURITIES — 101.15%
(Cost: $733,853,245)		675,750,728
Other Assets, Less Liabilities — (1.15)%		(7,670,932)

NET ASSETS — 100.00%		$668,079,796

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

AIR FREIGHT & LOGISTICS — 24.88%
C.H. Robinson Worldwide Inc.[a]	457,811	$27,349,629
Expeditors International of Washington Inc.	617,880	27,983,786
FedEx Corp.	449,647	58,903,757
United Parcel Service Inc. Class B	494,134	48,543,724

		162,780,896
AIRLINES — 15.70%
Alaska Air Group Inc.	593,250	41,919,045
Delta Air Lines Inc.	698,265	18,420,231
JetBlue Airways Corp.[a,b]	986,520	6,994,427
Southwest Airlines Co.	957,289	16,484,516
United Continental Holdings Inc.[b]	556,617	18,897,147

		102,715,366
MARINE — 8.30%
Kirby Corp.[a,b]	351,713	31,123,084
Matson Inc.	854,945	23,160,460

		54,283,544
ROAD & RAIL — 46.72%
Con-way Inc.	641,373	26,424,568
CSX Corp.	747,540	19,480,892
J.B. Hunt Transport Services Inc.	387,285	29,057,994
Kansas City Southern Industries Inc.	477,498	58,025,557
Landstar System Inc.	472,212	26,108,601
Norfolk Southern Corp.	451,575	38,844,482
Ryder System Inc.	480,568	31,635,791
Union Pacific Corp.	502,958	76,147,841

		305,725,726
TRADING COMPANIES & DISTRIBUTORS — 4.33%
GATX Corp.	549,735	28,338,839

		28,338,839

TOTAL COMMON STOCKS
(Cost: $622,801,557)		653,844,371

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,760,464	$15,760,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	915,951	915,951
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	432,801	432,801

		17,109,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,109,216)		17,109,216

TOTAL INVESTMENTS IN SECURITIES — 102.55%
(Cost: $639,910,773)		670,953,587
Other Assets, Less Liabilities — (2.55)%		(16,662,430)

NET ASSETS — 100.00%		$654,291,157

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2013

	iShares Dow Jones U.S. ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

ASSETS
Investments, at cost:
Unaffiliated	$593,338,298	$1,472,622,007	$1,629,627,036
Affiliated (Note 2)	19,226,341	38,943,647	65,801,285

Total cost of investments	$612,564,639	$1,511,565,654	$1,695,428,321

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$795,531,095	$1,579,824,366	$1,802,521,579
Affiliated (Note 2)	20,028,476	38,943,647	65,801,285

Total fair value of investments	815,559,571	1,618,768,013	1,868,322,864
Cash	8,187	—	—
Receivables:
Investment securities sold	—	271,255	—
Dividends and interest	722,682	1,215,224	1,361,778

Total Assets	816,290,440	1,620,254,492	1,869,684,642

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	16,143,677	36,888,399	63,409,490
Capital shares redeemed	—	391,668	19,784
Investment advisory fees (Note 2)	132,062	598,714	677,370

Total Liabilities	16,275,739	37,878,781	64,106,644

NET ASSETS	$800,014,701	$1,582,375,711	$1,805,577,998

Net assets consist of:
Paid-in capital	$670,354,779	$1,522,990,247	$1,594,030,407
Undistributed net investment income	1,133,397	559,935	1,039,195
Undistributed net realized gain (accumulated net realized loss)	(74,468,407)	(48,376,830)	37,613,853
Net unrealized appreciation	202,994,932	107,202,359	172,894,543

NET ASSETS	$800,014,701	$1,582,375,711	$1,805,577,998

Shares outstanding[b]	9,000,000	32,250,000	16,300,000

Net asset value per share	$88.89	$49.07	$110.77

[a]	Securities on loan with values of $15,781,152, $36,073,305 and $61,990,737, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares U.S. Technology ETF	iShares U.S. Telecommunications ETF	iShares U.S. Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,622,681,736	$442,963,785	$724,637,487
Affiliated (Note 2)	101,978,737	66,102,374	9,215,758

Total cost of investments	$2,724,660,473	$509,066,159	$733,853,245

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,844,583,263	$462,478,702	$666,534,970
Affiliated (Note 2)	101,978,737	66,102,374	9,215,758

Total fair value of investments	2,946,562,000	528,581,076	675,750,728
Cash	195,086	—	—
Receivables:
Dividends and interest	430,572	1,561,598	982,618
Capital shares sold	14,516	2,392	—

Total Assets	2,947,202,174	530,145,066	676,733,346

LIABILITIES
Payables:
Investment securities purchased	—	1,461,927	–
Collateral for securities on loan (Note 5)	100,435,564	65,848,744	8,217,896
Capital shares redeemed	—	1,183	33,463
Investment advisory fees (Note 2)	1,015,838	170,039	402,191

Total Liabilities	101,451,402	67,481,893	8,653,550

NET ASSETS	$2,845,750,772	$462,663,173	$668,079,796

Net assets consist of:
Paid-in capital	$2,701,616,315	$634,655,010	$665,755,804
Undistributed net investment income	1,190,497	1,880,945	515,930
Undistributed net realized gain (accumulated net realized loss)	(78,957,567)	(193,387,699)	59,910,579
Net unrealized appreciation (depreciation)	221,901,527	19,514,917	(58,102,517)

NET ASSETS	$2,845,750,772	$462,663,173	$668,079,796

Shares outstanding[b]	34,600,000	15,800,000	6,850,000

Net asset value per share	$82.25	$29.28	$97.53

[a]	Securities on loan with values of $98,125,296, $63,261,217 and $8,024,543, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

iShares Transportation Average ETF

ASSETS
Investments, at cost:
Unaffiliated	$622,801,557
Affiliated (Note 2)	17,109,216

Total cost of investments	$639,910,773

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$653,844,371
Affiliated (Note 2)	17,109,216

Total fair value of investments	670,953,587
Receivables:
Dividends and interest	235,159
Capital shares sold	8,595

Total Assets	671,197,341

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	16,676,415
Capital shares redeemed	2,170
Investment advisory fees (Note 2)	227,599

Total Liabilities	16,906,184

NET ASSETS	$654,291,157

Net assets consist of:
Paid-in capital	$640,108,057
Distributions in excess of net investment income	(45,663)
Accumulated net realized loss	(16,814,051)
Net unrealized appreciation	31,042,814

NET ASSETS	$654,291,157

Shares outstanding[b]	5,250,000

Net asset value per share	$124.63

[a]	Securities on loan with a value of $16,182,628. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares Dow Jones U.S. ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,664,607	$15,306,211	$11,491,948
Dividends — affiliated (Note 2)	37,684	—	—
Interest — affiliated (Note 2)	15	19	27
Securities lending income — affiliated (Note 2)	42,121	68,507	183,209

Total investment income	7,744,427	15,374,737	11,675,184

EXPENSES
Investment advisory fees (Note 2)	752,931	3,139,505	3,101,798

Total expenses	752,931	3,139,505	3,101,798

Net investment income	6,991,496	12,235,232	8,573,386

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,430,967)	(4,988,807)	1,227,745
Investments — affiliated (Note 2)	(1,857)	—	—
In-kind redemptions — unaffiliated	—	47,831,168	69,991,228

Net realized gain (loss)	(2,432,824)	42,842,361	71,218,973

Net change in unrealized appreciation/depreciation	76,303,816	92,420,556	61,839,839

Net realized and unrealized gain	73,870,992	135,262,917	133,058,812

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,862,488	$147,498,149	$141,632,198

[a]	Net of foreign withholding tax of $1,912, $3,776 and $ —, respectively.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares U.S. Technology ETF	iShares U.S. Telecommunications ETF	iShares U.S. Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$20,379,834	$8,447,143	$21,057,469
Interest — affiliated (Note 2)	47	40	13
Securities lending income — affiliated (Note 2)	158,451	329,007	7,768

Total investment income	20,538,332	8,776,190	21,065,250

EXPENSES
Investment advisory fees (Note 2)	5,242,462	1,079,047	2,384,624

Total expenses	5,242,462	1,079,047	2,384,624

Net investment income	15,295,870	7,697,143	18,680,626

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(43,769,990)	(18,116,814)	(6,545,688)
In-kind redemptions — unaffiliated	61,722,658	30,715,132	111,923,823

Net realized gain	17,952,668	12,598,318	105,378,135

Net change in unrealized appreciation/depreciation	243,757,608	23,904,117	(191,870,893)

Net realized and unrealized gain (loss)	261,710,276	36,502,435	(86,492,758)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$277,006,146	$44,199,578	$(67,812,132)

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

iShares Transportation Average ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,422,189
Interest — affiliated (Note 2)	3
Securities lending income — affiliated (Note 2)	16,448

Total investment income	4,438,640

EXPENSES
Investment advisory fees (Note 2)	1,347,421

Total expenses	1,347,421

Net investment income	3,091,219

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(65,596)
In-kind redemptions — unaffiliated	25,999,389

Net realized gain	25,933,793

Net change in unrealized appreciation/depreciation	40,143,510

Net realized and unrealized gain	66,077,303

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,168,522

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. ETF		iShares U.S. Energy ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,991,496	$12,944,455	$12,235,232	$16,541,231
Net realized gain (loss)	(2,432,824)	13,214,056	42,842,361	65,081,561
Net change in unrealized appreciation/depreciation	76,303,816	73,043,069	92,420,556	39,203,453

Net increase in net assets resulting from operations	80,862,488	99,201,580	147,498,149	120,826,245

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,525,969)	(12,899,499)	(11,675,297)	(16,760,485)

Total distributions to shareholders	(6,525,969)	(12,899,499)	(11,675,297)	(16,760,485)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,262,587	30,643,838	464,271,633	729,480,298
Cost of shares redeemed	—	(72,430,291)	(233,505,710)	(543,392,760)

Net increase (decrease) in net assets from capital share transactions	13,262,587	(41,786,453)	230,765,923	186,087,538

INCREASE IN NET ASSETS	87,599,106	44,515,628	366,588,775	290,153,298

NET ASSETS
Beginning of period	712,415,595	667,899,967	1,215,786,936	925,633,638

End of period	$800,014,701	$712,415,595	$1,582,375,711	$1,215,786,936

Undistributed net investment income included in net assets at end of period	$1,133,397	$667,870	$559,935	$—

SHARES ISSUED AND REDEEMED
Shares sold	150,000	400,000	9,950,000	17,850,000
Shares redeemed	—	(1,050,000)	(4,900,000)	(13,200,000)

Net increase (decrease) in shares outstanding	150,000	(650,000)	5,050,000	4,650,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare ETF		iShares U.S. Technology ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,573,386	$11,402,565	$15,295,870	$17,851,355
Net realized gain	71,218,973	18,456,010	17,952,668	164,570,813
Net change in unrealized appreciation/depreciation	61,839,839	163,303,702	243,757,608	(211,538,663)

Net increase (decrease) in net assets resulting from operations	141,632,198	193,162,277	277,006,146	(29,116,495)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,163,381)	(11,300,087)	(14,282,477)	(17,674,251)

Total distributions to shareholders	(8,163,381)	(11,300,087)	(14,282,477)	(17,674,251)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	925,321,362	351,047,891	950,864,049	900,231,349
Cost of shares redeemed	(239,353,538)	(163,835,101)	(227,051,000)	(687,178,273)

Net increase in net assets from capital share transactions	685,967,824	187,212,790	723,813,049	213,053,076

INCREASE IN NET ASSETS	819,436,641	369,074,980	986,536,718	166,262,330

NET ASSETS
Beginning of period	986,141,357	617,066,377	1,859,214,054	1,692,951,724

End of period	$1,805,577,998	$986,141,357	$2,845,750,772	$1,859,214,054

Undistributed net investment income included in net assets at end of period	$1,039,195	$629,190	$1,190,497	$177,104

SHARES ISSUED AND REDEEMED
Shares sold	8,650,000	3,950,000	12,250,000	12,400,000
Shares redeemed	(2,250,000)	(1,950,000)	(2,900,000)	(9,500,000)

Net increase in shares outstanding	6,400,000	2,000,000	9,350,000	2,900,000

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Telecommunications ETF		iShares U.S. Utilities ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,697,143	$13,694,145	$18,680,626	$26,660,684
Net realized gain	12,598,318	47,224,276	105,378,135	15,722,605
Net change in unrealized appreciation/depreciation	23,904,117	50,764,839	(191,870,893)	140,605,700

Net increase (decrease) in net assets resulting from operations	44,199,578	111,683,260	(67,812,132)	182,988,989

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,746,452)	(13,965,338)	(18,550,248)	(26,841,208)

Total distributions to shareholders	(6,746,452)	(13,965,338)	(18,550,248)	(26,841,208)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	135,081,653	561,358,963	1,074,730,118	472,042,963
Cost of shares redeemed	(257,405,958)	(581,574,925)	(1,437,583,351)	(163,474,314)

Net increase (decrease) in net assets from capital share transactions	(122,324,305)	(20,215,962)	(362,853,233)	308,568,649

INCREASE (DECREASE) IN NET ASSETS	(84,871,179)	77,501,960	(449,215,613)	464,716,430

NET ASSETS
Beginning of period	547,534,352	470,032,392	1,117,295,409	652,578,979

End of period	$462,663,173	$547,534,352	$668,079,796	$1,117,295,409

Undistributed net investment income included in net assets at end of period	$1,880,945	$930,254	$515,930	$385,552

SHARES ISSUED AND REDEEMED
Shares sold	4,950,000	23,200,000	11,100,000	5,300,000
Shares redeemed	(9,600,000)	(24,200,000)	(15,150,000)	(1,850,000)

Net increase (decrease) in shares outstanding	(4,650,000)	(1,000,000)	(4,050,000)	3,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Transportation Average ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,091,219	$6,421,821
Net realized gain	25,933,793	81,551,436
Net change in unrealized appreciation/depreciation	40,143,510	30,268,046

Net increase in net assets resulting from operations	69,168,522	118,241,303

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,136,882)	(6,585,577)

Total distributions to shareholders	(3,136,882)	(6,585,577)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	466,062,255	1,824,468,459
Cost of shares redeemed	(417,123,245)	(1,909,438,253)

Net increase (decrease) in net assets from capital share transactions	48,939,010	(84,969,794)

INCREASE IN NET ASSETS	114,970,650	26,685,932

NET ASSETS
Beginning of period	539,320,507	512,634,575

End of period	$654,291,157	$539,320,507

Distributions in excess of net investment income included in net assets at end of period	$(45,663)	$—

SHARES ISSUED AND REDEEMED
Shares sold	4,000,000	18,600,000
Shares redeemed	(3,650,000)	(19,200,000)

Net increase (decrease) in shares outstanding	350,000	(600,000)

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$80.50	$70.31	$69.08	$59.50	$43.17	$67.74

Income from investment operations:
Net investment income[a]	0.79	1.47	1.20	1.05	0.94	1.14
Net realized and unrealized gain (loss)[b]	8.34	10.20	1.22	9.59	16.34	(24.58)

Total from investment operations	9.13	11.67	2.42	10.64	17.28	(23.44)

Less distributions from:
Net investment income	(0.74)	(1.48)	(1.19)	(1.06)	(0.95)	(1.13)

Total distributions	(0.74)	(1.48)	(1.19)	(1.06)	(0.95)	(1.13)

Net asset value, end of period	$88.89	$80.50	$70.31	$69.08	$59.50	$43.17

Total return	11.40%[c]	16.85%	3.71%	18.16%	40.33%	(34.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$800,015	$712,416	$667,900	$676,972	$597,931	$487,847
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.86%	2.04%	1.85%	1.75%	1.80%	2.27%
Portfolio turnover rate[e]	3%	7%	5%	5%	6%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009[a]
Net asset value, beginning of period	$44.70	$41.05	$45.98	$34.64	$27.29	$47.57

Income from investment operations:
Net investment income[b]	0.41	0.69	0.57	0.50	0.47	0.46
Net realized and unrealized gain (loss)[c]	4.35	3.69	(4.92)	11.35	7.36	(20.28)

Total from investment operations	4.76	4.38	(4.35)	11.85	7.83	(19.82)

Less distributions from:
Net investment income	(0.39)	(0.73)	(0.58)	(0.51)	(0.48)	(0.46)

Total distributions	(0.39)	(0.73)	(0.58)	(0.51)	(0.48)	(0.46)

Net asset value, end of period	$49.07	$44.70	$41.05	$45.98	$34.64	$27.29

Total return	10.71%[d]	10.81%	(9.41)%	34.71%	28.89%	(41.84)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,582,376	$1,215,787	$925,634	$1,177,210	$744,713	$597,617
Ratio of expenses to average net assets[e]	0.45%	0.46%	0.47%	0.47%	0.48%	0.47%
Ratio of net investment income to average net assets[e]	1.76%	1.65%	1.41%	1.36%	1.48%	1.28%
Portfolio turnover rate[f]	3%	9%	8%	6%	8%	25%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$99.61	$78.11	$73.64	$64.22	$49.35	$63.53

Income from investment operations:
Net investment income[a]	0.66	1.39	1.20	1.04	0.87	0.95
Net realized and unrealized gain (loss)[b]	11.14	21.48	4.49	9.44	14.92	(14.20)

Total from investment operations	11.80	22.87	5.69	10.48	15.79	(13.25)

Less distributions from:
Net investment income	(0.64)	(1.37)	(1.22)	(1.06)	(0.92)	(0.93)

Total distributions	(0.64)	(1.37)	(1.22)	(1.06)	(0.92)	(0.93)

Net asset value, end of period	$110.77	$99.61	$78.11	$73.64	$64.22	$49.35

Total return	11.89%[c]	29.59%	7.90%	16.59%	32.12%	(21.00)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,805,578	$986,141	$617,066	$644,322	$722,485	$658,785
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.25%	1.63%	1.67%	1.63%	1.46%	1.68%
Portfolio turnover rate[e]	3%	6%	7%	8%	4%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$73.63	$75.75	$68.33	$59.57	$41.61	$56.38

Income from investment operations:
Net investment income[a]	0.51	0.78	0.40	0.26	0.23	0.23
Net realized and unrealized gain (loss)[b]	8.58	(2.14)	7.44	8.78	17.98	(14.76)

Total from investment operations	9.09	(1.36)	7.84	9.04	18.21	(14.53)

Less distributions from:
Net investment income	(0.47)	(0.76)	(0.42)	(0.28)	(0.25)	(0.24)

Total distributions	(0.47)	(0.76)	(0.42)	(0.28)	(0.25)	(0.24)

Net asset value, end of period	$82.25	$73.63	$75.75	$68.33	$59.57	$41.61

Total return	12.40%[c]	(1.77)%	11.58%	15.24%	43.88%	(25.76)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,845,751	$1,859,214	$1,692,952	$1,581,811	$1,420,740	$826,010
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.32%	1.08%	0.60%	0.42%	0.44%	0.52%
Portfolio turnover rate[e]	8%	5%	6%	8%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$26.77	$21.91	$24.53	$20.37	$17.20	$25.27

Income from investment operations:
Net investment income[a]	0.44	0.63	0.63	0.58	0.73	0.74
Net realized and unrealized gain (loss)[b]	2.48	4.89	(2.66)	4.30	3.17	(8.10)

Total from investment operations	2.92	5.52	(2.03)	4.88	3.90	(7.36)

Less distributions from:
Net investment income	(0.41)	(0.66)	(0.59)	(0.72)	(0.73)	(0.71)

Total distributions	(0.41)	(0.66)	(0.59)	(0.72)	(0.73)	(0.71)

Net asset value, end of period	$29.28	$26.77	$21.91	$24.53	$20.37	$17.20

Total return	11.10%[c]	25.59%	(8.20)%	24.48%	23.04%	(29.28)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$462,663	$547,534	$470,032	$686,835	$583,531	$531,481
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.22%	2.63%	2.81%	2.65%	3.90%	3.86%
Portfolio turnover rate[e]	28%	40%	25%	29%	28%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$102.50	$87.59	$82.42	$74.40	$61.49	$97.45

Income from investment operations:
Net investment income[a]	1.71	3.10	2.93	2.89	2.72	2.70
Net realized and unrealized gain (loss)[b]	(5.09)	14.84	5.19	8.08	12.98	(36.08)

Total from investment operations	(3.38)	17.94	8.12	10.97	15.70	(33.38)

Less distributions from:
Net investment income	(1.59)	(3.03)	(2.95)	(2.95)	(2.79)	(2.58)

Total distributions	(1.59)	(3.03)	(2.95)	(2.95)	(2.79)	(2.58)

Net asset value, end of period	$97.53	$102.50	$87.59	$82.42	$74.40	$61.49

Total return	(3.24)%[c]	21.00%	10.07%	15.18%	25.85%	(34.67)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$668,080	$1,117,295	$652,579	$510,978	$468,726	$405,856
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	3.54%	3.41%	3.48%	3.79%	3.87%	3.45%
Portfolio turnover rate[e]	2%	5%	6%	8%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Transportation Average ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$110.07	$93.21	$99.71	$84.23	$56.23	$92.45

Income from investment operations:
Net investment income[a]	0.60	1.09	1.23	0.99	0.93	0.95
Net realized and unrealized gain (loss)[b]	14.56	16.90	(6.45)	15.55	28.02	(36.08)

Total from investment operations	15.16	17.99	(5.22)	16.54	28.95	(35.13)

Less distributions from:
Net investment income	(0.60)	(1.13)	(1.26)	(1.06)	(0.95)	(1.09)
Return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.60)	(1.13)	(1.28)	(1.06)	(0.95)	(1.09)

Net asset value, end of period	$124.63	$110.07	$93.21	$99.71	$84.23	$56.23

Total return	13.82%[c]	19.51%	(5.13)%	19.89%	51.90%	(38.06)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$654,291	$539,321	$512,635	$618,186	$547,498	$261,450
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.04%	1.13%	1.35%	1.16%	1.33%	1.29%
Portfolio turnover rate[e]	1%	12%	25%	8%	12%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]	Diversification Classification
Dow Jones U.S.	iShares Dow Jones U.S. Index Fund	Diversified
U.S. Energy	iShares Dow Jones U.S. Energy Sector Index Fund	Non-diversified
U.S. Healthcare	iShares Dow Jones U.S. Healthcare Sector Index Fund	Non-diversified
U.S. Technology	iShares Dow Jones U.S. Technology Sector Index Fund	Non-diversified
U.S. Telecommunications	iShares Dow Jones U.S. Telecommunications Sector Index Fund	Non-diversified
U.S. Utilities	iShares Dow Jones U.S. Utilities Sector Index Fund	Non-diversified
Transportation Average	iShares Dow Jones Transportation Average Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

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iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology, iShares U.S. Telecommunications, iShares U.S. Utilities and iShares Transportation Average ETFs, BFA is entitled to an annual

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investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Dow Jones U.S.	$22,680
U.S. Energy	36,888
U.S. Healthcare	98,651
U.S. Technology	85,320
U.S. Telecommunications	177,158
U.S. Utilities	4,183
Transportation Average	8,857

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S.
BlackRock Inc.	5,306	187	(64)	5,429	$1,633,098	$17,889	$(1,554)
PNC Financial Services Group Inc. (The)	22,309	882	(270)	22,921	1,685,381	19,795	(303)

					$3,318,479	$37,684	$(1,857)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2013 were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$23,670,235	$22,914,713
U.S. Energy	37,678,087	38,058,842
U.S. Healthcare	39,672,772	39,069,197
U.S. Technology	179,980,757	175,723,249
U.S. Telecommunications	132,480,298	134,912,025
U.S. Utilities	23,032,079	22,783,218
Transportation Average	3,384,513	3,625,082

In-kind transactions (see Note 4) for the six months ended October 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$13,193,944	$—
U.S. Energy	463,152,118	232,877,990
U.S. Healthcare	923,331,844	238,819,955
U.S. Technology	948,835,947	226,461,358
U.S. Telecommunications	129,064,359	246,874,140
U.S. Utilities	1,071,772,609	1,434,680,843
Transportation Average	465,340,868	416,486,058

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iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Dow Jones U.S.	$15,781,152
U.S. Energy	36,073,305
U.S. Healthcare	61,990,737
U.S. Technology	98,125,296
U.S. Telecommunications	63,261,217
U.S. Utilities	8,024,543
Transportation Average	16,182,628

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Dow Jones U.S.	$7,901,046	$—	$—	$—	$12,857,723	$29,445,888	$2,653,096	$52,857,753
U.S. Energy	3,740,853	—	712,195	—	17,026,947	47,146,200	10,785,190	79,411,385
U.S. Healthcare	2,832,855	519,297	3,188,912	2,321,632	1,325,798	8,036,854	2,243,166	20,468,514
U.S. Technology	23,856,923	3,556,590	5,706,797	4,320,339	10,350,313	19,733,772	6,381,458	73,906,192
U.S. Telecommunications	3,394,841	—	3,799,540	—	37,556,483	109,926,562	30,701,158	185,378,584
U.S. Utilities	6,239,813	—	4,406,966	—	345,393	18,294,046	5,497,127	34,783,345
Transportation Average	20,489,119	1,535,209	781,024	—	10,444,516	3,834,866	4,851,034	41,935,768

[a]	Must be utilized prior to losses subject to expiration.

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As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$630,510,830	$232,248,384	$(47,199,643)	$185,048,741
U.S. Energy	1,521,376,566	150,604,637	(53,213,190)	97,391,447
U.S. Healthcare	1,707,176,436	208,761,371	(47,614,943)	161,146,428
U.S. Technology	2,744,164,235	303,698,887	(101,301,122)	202,397,765
U.S. Telecommunications	527,931,901	48,993,943	(48,344,768)	649,175
U.S. Utilities	743,885,845	6,278,483	(74,413,600)	(68,135,117)
Transportation Average	640,362,431	43,104,782	(12,513,626)	30,591,156

Management has reviewed the tax positions as of October 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares Dow Jones U.S. ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that

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Contract (Continued)

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the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares U.S. Energy ETF, iShares U.S. Healthcare ETF, iShares U.S. Technology ETF, iShares U.S. Telecommunications ETF, iShares U.S. Utilities ETF and iShares Transportation Average ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.	$0.725808	$—	$0.009411	$0.735219	99%	—%	1%	100%
U.S. Telecommunications	0.405501	—	0.005254	0.410755	99	—	1	100
U.S. Utilities	1.555202	—	0.037247	1.592449	98	—	2	100

SUPPLEMENTAL INFORMATION	73

Notes:

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-41-1013

OCTOBER 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Basic Materials ETF | IYM | NYSE Arca
➢	iShares U.S. Consumer Goods ETF | IYK | NYSE Arca
➢	iShares U.S. Consumer Services ETF | IYC | NYSE Arca
➢	iShares U.S. Financials ETF | IYF | NYSE Arca
➢	iShares U.S. Industrials ETF | IYJ | NYSE Arca
➢	iShares U.S. Financial Services ETF | IYG | NYSE Arca
➢	iShares U.S. Real Estate ETF | IYR | NYSE Arca
➢	iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
➢	iShares MSCI USA ESG Select ETF | KLD | NYSE Arca
➢	iShares Cohen & Steers REIT ETF | ICF | NYSE Arca

Fund Performance Overview

iSHARES® U.S. BASIC MATERIALS ETF

Performance as of October 31, 2013

The iShares U.S. Basic Materials ETF (the “Fund”), formerly the iShares Dow Jones U.S. Basic Materials Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic Materials IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.55%, net of fees, while the total return for the Index was 11.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.56%	17.61%	18.04%	17.56%	17.61%	18.04%
5 Years	14.87%	14.89%	15.39%	99.99%	100.20%	104.53%
10 Years	8.66%	8.66%	9.20%	129.54%	129.45%	141.06%
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.50	$2.40	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION As of 10/31/13

Sector	Percentage of Total Investments*

Chemicals	74.26%
Metals & Mining	18.95
Paper & Forest Products	3.96
Oil, Gas & Consumable Fuels	2.48
Machinery	0.35

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

E.I. du Pont de Nemours and Co.	9.26%
Monsanto Co.	9.16
Dow Chemical Co. (The)	7.82
Freeport-McMoRan Copper & Gold Inc.	6.25
Praxair Inc.	6.02
LyondellBasell Industries NV Class A	5.47
Ecolab Inc.	4.71
PPG Industries Inc.	4.27
Air Products and Chemicals Inc.	3.74
International Paper Co.	3.26

TOTAL	59.96%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. CONSUMER GOODS ETF

Performance as of October 31, 2013

The iShares U.S. Consumer Goods ETF (the “Fund”), formerly the iShares Dow Jones U.S. Consumer Goods Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer Goods IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 7.90%, net of fees, while the total return for the Index was 8.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.64%	28.57%	29.23%	28.64%	28.57%	29.23%
5 Years	16.57%	16.54%	17.12%	115.27%	115.00%	120.34%
10 Years	9.62%	9.62%	10.16%	150.61%	150.59%	163.19%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,079.00	$2.36	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Food, Beverage & Tobacco	48.00%
Household & Personal Products	20.19
Consumer Durables & Apparel	14.86
Automobiles & Components	12.40
Capital Goods	1.49
Retailing	1.30
Other**	1.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Procter & Gamble Co. (The)	11.61%
Coca-Cola Co. (The)	7.92
Philip Morris International Inc.	7.57
PepsiCo Inc.	6.81
Altria Group Inc.	3.92
Ford Motor Co.	3.54
Mondelez International Inc. Class A	3.15
Colgate-Palmolive Co.	3.00
Nike Inc. Class B	2.98
Kimberly-Clark Corp.	2.17

TOTAL	52.67%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. CONSUMER SERVICES ETF

Performance as of October 31, 2013

The iShares U.S. Consumer Services ETF (the “Fund”), formerly the iShares Dow Jones U.S. Consumer Services Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer Services IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 15.86%, net of fees, while the total return for the Index was 16.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.04%	37.07%	37.70%	37.04%	37.07%	37.70%
5 Years	22.63%	22.61%	23.18%	177.37%	177.09%	183.60%
10 Years	8.79%	8.79%	9.26%	132.24%	132.14%	142.37%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,158.60	$2.45	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Retailing	32.50%
Media	26.95
Food & Staples Retailing	15.33
Consumer Services	15.24
Health Care Equipment & Services	3.13
Transportation	2.84
Software & Services	2.78
Commercial & Professional Services	1.09
Other**	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/13

Security	Percentage of Total Investments*

Amazon.com Inc.	5.26%
Wal-Mart Stores Inc.	4.87
Comcast Corp. Class A	4.86
Walt Disney Co. (The)	4.45
Home Depot Inc. (The)	4.35
McDonald’s Corp.	3.77
CVS Caremark Corp.	2.98
Twenty-First Century Fox Inc. Class A	2.64
Time Warner Inc.	2.47
eBay Inc.	2.40

TOTAL	38.05%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. FINANCIALS ETF

Performance as of October 31, 2013

The iShares U.S. Financials ETF (the “Fund”), formerly the iShares Dow Jones U.S. Financial Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. Financials IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 9.88%, net of fees, while the total return for the Index was 10.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.41%	30.54%	31.00%	30.41%	30.54%	31.00%
5 Years	8.96%	9.00%	9.35%	53.56%	53.83%	56.37%
10 Years	0.89%	0.89%	1.31%	9.30%	9.31%	13.89%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,098.80	$2.38	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Diversified Financials	40.25%
Insurance	18.43
Real Estate	18.25
Banks	17.38
Software & Services	5.56
Commercial & Professional Services	0.13

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Berkshire Hathaway Inc. Class B	6.21%
Wells Fargo & Co.	6.19
J.P. Morgan Chase & Co.	5.82
Bank of America Corp.	4.50
Citigroup Inc.	4.45
Visa Inc. Class A	3.05
American International Group Inc.	2.29
American Express Co.	2.28
MasterCard Inc. Class A	2.23
U.S. Bancorp	2.06

TOTAL	39.08%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. INDUSTRIALS ETF

Performance as of October 31, 2013

The iShares U.S. Industrials ETF (the “Fund”), formerly the iShares Dow Jones U.S. Industrial Sector Index Fund, seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. Industrials IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 17.05%, net of fees, while the total return for the Index was 17.33%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.99%	35.96%	36.61%	35.99%	35.96%	36.61%
5 Years	17.62%	17.57%	18.13%	125.07%	124.67%	130.03%
10 Years	9.27%	9.26%	9.79%	142.65%	142.42%	154.40%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,170.50	$2.46	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION As of 10/31/13

Sector	Percentage of Total Investments*

Capital Goods	63.09%
Transportation	12.39
Software & Services	8.74
Commercial & Professional Services	5.92
Materials	4.40
Technology Hardware & Equipment	3.69
Pharmaceuticals, Biotechnology & Life Sciences	1.18
Other**	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/13

Security	Percentage of Total Investments*

General Electric Co.	11.05%
Boeing Co. (The)	3.76
United Technologies Corp.	3.72
3M Co.	3.39
United Parcel Service Inc. Class B	2.94
Union Pacific Corp.	2.91
Honeywell International Inc.	2.82
Caterpillar Inc.	2.20
Emerson Electric Co.	1.99
Accenture PLC Class A	1.97

TOTAL	36.75%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. FINANCIAL SERVICES ETF

Performance as of October 31, 2013

The iShares U.S. Financial Services ETF (the “Fund”), formerly the iShares Dow Jones U.S. Financial Services Index Fund, seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 15.00%, net of fees, while the total return for the Index was 15.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	36.57%	36.64%	37.20%	36.57%	36.64%	37.20%
5 Years	6.40%	6.46%	6.77%	36.39%	36.73%	38.78%
10 Years	(0.84)%	(0.84)%	(0.44)%	(8.09)%	(8.12)%	(4.31)%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,150.00	$2.44	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Diversified Financial Services	30.79%
Commercial Banks	28.70
Capital Markets	20.43
IT Services	9.73
Consumer Finance	8.21
Thrifts & Mortgage Finance	1.68
Other**	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Wells Fargo & Co.	10.83%
J.P. Morgan Chase & Co.	10.18
Bank of America Corp.	7.87
Citigroup Inc.	7.79
Visa Inc. Class A	5.33
American Express Co.	3.98
MasterCard Inc. Class A	3.90
U.S. Bancorp	3.61
Goldman Sachs Group Inc. (The)	3.53
Capital One Financial Corp.	2.11

TOTAL	59.13%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. REAL ESTATE ETF

Performance as of October 31, 2013

The iShares U.S. Real Estate ETF (the “Fund”), formerly the iShares Dow Jones U.S. Real Estate Index Fund, seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -8.16%, net of fees, while the total return for the Index was -7.74%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.61%	7.65%	8.41%	7.61%	7.65%	8.41%
5 Years	14.15%	14.22%	14.70%	93.80%	94.43%	98.52%
10 Years	8.23%	8.25%	8.64%	120.50%	120.92%	129.10%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$918.40	$2.18	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Specialized REITs	33.98%
Retail REITs	21.02
Residential REITs	12.54
Office REITs	10.63
Mortgage REITs	6.92
Diversified REITs	6.52
Industrial REITs	3.99
Real Estate Services	2.74
Other**	1.66

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Simon Property Group Inc.	7.86%
American Tower Corp.	5.14
Public Storage	3.95
Prologis Inc.	3.27
Ventas Inc.	3.13
HCP Inc.	3.09
Health Care REIT Inc.	3.05
Weyerhaeuser Co.	2.91
Equity Residential	2.88
Boston Properties Inc.	2.59

TOTAL	37.87%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI KLD 400 SOCIAL ETF

Performance as of October 31, 2013

The iShares MSCI KLD 400 Social ETF (the “Fund”), formerly the iShares MSCI KLD 400 Social Index Fund, seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.68%, net of fees, while the total return for the Index was 11.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.12%	31.22%	31.80%	31.12%	31.22%	31.80%
5 Years	14.70%	14.82%	15.29%	98.54%	99.58%	103.66%
Since Inception	5.48%	5.49%	6.01%	45.02%	45.12%	50.13%

The inception date of the Fund was 11/14/06. The first day of secondary market trading was 11/17/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.80	$2.67	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Information Technology	21.02%
Health Care	16.75
Financials	15.41
Consumer Discretionary	13.92
Consumer Staples	12.31
Industrials	8.73
Energy	5.67
Materials	3.61
Utilities	1.76
Telecommunication Services	0.82

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Google Inc. Class A	4.24%
Johnson & Johnson	3.95
Procter & Gamble Co. (The)	3.36
International Business Machines Corp.	2.87
Merck & Co. Inc.	2.07
PepsiCo Inc.	1.98
Intel Corp.	1.84
Cisco Systems Inc.	1.83
QUALCOMM Inc.	1.82
Home Depot Inc. (The)	1.73

TOTAL	25.69%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA ESG SELECT ETF

Performance as of October 31, 2013

The iShares MSCI USA ESG Select ETF (the “Fund”), formerly the iShares MSCI USA ESG Select Social Index Fund, seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA ESG Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 9.86%, net of fees, while the total return for the Index was 10.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.44%	27.57%	28.06%	27.44%	27.57%	28.06%
5 Years	13.80%	13.75%	14.37%	90.86%	90.43%	95.71%
Since Inception	6.21%	6.22%	6.74%	69.55%	69.76%	77.12%

The inception date of the Fund was 1/24/05. The first day of secondary market trading was 1/28/05.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,098.60	$2.64	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Information Technology	20.41%
Financials	19.98
Consumer Discretionary	11.48
Health Care	10.82
Industrials	10.48
Energy	7.93
Consumer Staples	7.65
Materials	6.61
Utilities	4.64

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

American Express Co.	3.23%
NextEra Energy Inc.	3.22
Marsh & McLennan Companies Inc.	3.09
Eaton Corp. PLC	2.91
Apple Inc.	2.71
Microsoft Corp.	2.67
International Business Machines Corp.	2.62
Spectra Energy Corp.	2.49
Ecolab Inc.	2.48
Travelers Companies Inc. (The)	2.45

TOTAL	27.87%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® COHEN & STEERS REIT ETF

Performance as of October 31, 2013

The iShares Cohen & Steers REIT ETF (the “Fund”), formerly the iShares Cohen & Steers Realty Majors Index Fund, seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -8.42%, net of fees, while the total return for the Index was -8.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.81%	6.86%	7.20%	6.81%	6.86%	7.20%
5 Years	13.47%	13.43%	13.68%	88.14%	87.81%	89.85%
10 Years	9.00%	9.01%	9.37%	136.63%	136.89%	144.84%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$915.80	$1.69	$1,000.00	$1,023.40	$1.79	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Specialized REITs	30.05%
Retail REITs	26.76
Residential REITs	17.01
Office REITs	13.34
Diversified REITs	6.50
Industrial REITs	6.34

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Simon Property Group Inc.	7.84%
Public Storage	7.68
Prologis Inc.	6.34
Ventas Inc.	6.09
HCP Inc.	6.01
Health Care REIT Inc.	5.87
Equity Residential	5.35
Boston Properties Inc.	5.00
AvalonBay Communities Inc.	4.84
Vornado Realty Trust	4.83

TOTAL	59.85%

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

CHEMICALS — 74.15%
Air Products and Chemicals Inc.	271,197	$29,563,185
Airgas Inc.	85,565	9,332,575
Albemarle Corp.	105,281	6,968,549
Ashland Inc.	93,058	8,612,518
Axiall Corp.	90,255	3,510,017
Cabot Corp.	76,715	3,575,686
Celanese Corp. Series A	206,512	11,566,737
CF Industries Holdings Inc.	74,094	15,974,666
Chemtura Corp.[a,b]	126,217	3,092,317
Cytec Industries Inc.	47,137	3,916,613
Dow Chemical Co. (The)	1,565,541	61,791,903
E.I. du Pont de Nemours and Co.	1,194,558	73,106,950
Eastman Chemical Co.	199,515	15,719,787
Ecolab Inc.	350,873	37,192,538
FMC Corp.	176,384	12,833,700
H.B. Fuller Co.	65,045	3,113,704
Huntsman Corp.	252,946	5,873,406
International Flavors & Fragrances Inc.	105,730	8,738,584
LyondellBasell Industries NV Class A	579,576	43,236,370
Minerals Technologies Inc.	44,898	2,542,574
Monsanto Co.	689,633	72,328,709
Mosaic Co. (The)	440,669	20,204,674
NewMarket Corp.[b]	14,814	4,612,487
Olin Corp.	103,495	2,329,672
PolyOne Corp.	125,397	3,799,529
PPG Industries Inc.	184,867	33,753,017
Praxair Inc.	381,417	47,566,514
Rockwood Holdings Inc.	100,489	6,355,929
RPM International Inc.	171,882	6,655,271
Sensient Technologies Corp.	64,628	3,369,058
Sigma-Aldrich Corp.	155,540	13,443,322
W.R. Grace & Co.[a]	99,142	9,087,356
Westlake Chemical Corp.	25,872	2,779,170

		586,547,087
ELECTRICAL EQUIPMENT — 0.34%
Polypore International Inc.[a,b]	60,448	2,732,250

		2,732,250
METALS & MINING — 18.92%
Alcoa Inc.	1,383,515	12,825,184
Allegheny Technologies Inc.	139,769	4,626,354
Carpenter Technology Corp.	68,350	4,055,206

Security	Shares	Value

Cliffs Natural Resources Inc.[b]	198,258	$5,091,265
Coeur Mining Inc.[a,b]	131,639	1,607,312
Commercial Metals Co.	151,579	2,782,990
Compass Minerals International Inc.	43,225	3,218,966
Freeport-McMoRan Copper & Gold Inc.	1,342,598	49,353,903
Kaiser Aluminum Corp.	24,234	1,634,583
Newmont Mining Corp.	643,758	17,548,843
Nucor Corp.	411,602	21,308,636
Reliance Steel & Aluminum Co.	99,597	7,299,464
Royal Gold Inc.	84,234	4,046,601
Steel Dynamics Inc.	285,792	5,135,682
Stillwater Mining Co.[a,b]	154,389	1,684,384
United States Steel Corp.[b]	187,330	4,662,644
Worthington Industries Inc.	68,461	2,775,409

		149,657,426
OIL, GAS & CONSUMABLE FUELS — 2.48%
Alpha Natural Resources Inc.[a,b]	286,864	2,008,048
CONSOL Energy Inc.	296,025	10,804,912
Peabody Energy Corp.	349,112	6,800,702

		19,613,662
PAPER & FOREST PRODUCTS — 3.96%
Domtar Corp.	42,179	3,572,983
International Paper Co.	576,885	25,734,840
Resolute Forest Products Inc.[a,b]	124,626	1,992,770

		31,300,593

TOTAL COMMON STOCKS
(Cost: $853,342,241)		789,851,018

SHORT-TERM INVESTMENTS — 1.93%

MONEY MARKET FUNDS — 1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,794,437	13,794,437
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	801,691	801,691
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	629,547	629,547

		15,225,675

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,225,675)		15,225,675

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BASIC MATERIALS ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 101.78%
(Cost: $868,567,916)	$805,076,693
Other Assets, Less Liabilities — (1.78)%	(14,062,449)

NET ASSETS — 100.00%	$791,014,244

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.75%

AUTO COMPONENTS — 5.45%
Autoliv Inc.	23,239	$2,073,617
BorgWarner Inc.	27,770	2,863,920
Cooper Tire & Rubber Co.	14,701	382,373
Dana Holding Corp.	35,567	697,113
Delphi Automotive PLC	68,454	3,915,569
Gentex Corp.	35,008	1,030,635
Goodyear Tire & Rubber Co. (The)	59,568	1,249,737
Johnson Controls Inc.	165,906	7,656,562
Lear Corp.	19,563	1,513,981
Tenneco Inc.[a,b]	14,843	787,718
TRW Automotive Holdings Corp.[a]	28,419	2,134,551
Visteon Corp.[a]	12,124	934,639

		25,240,415
AUTOMOBILES — 6.92%
Ford Motor Co.	955,360	16,346,209
General Motors Co.[a]	228,243	8,433,579
Harley-Davidson Inc.	54,094	3,464,180
Tesla Motors Inc.[a,b]	19,734	3,156,256
Thor Industries Inc.	10,768	624,652

		32,024,876
BEVERAGES — 18.36%
Beam Inc.	39,277	2,643,342
Brown-Forman Corp. Class B NVS	39,417	2,876,652
Coca-Cola Co. (The)	924,524	36,583,415
Coca-Cola Enterprises Inc.	60,326	2,517,404
Constellation Brands Inc. Class Aa	40,240	2,627,672
Dr Pepper Snapple Group Inc.	49,405	2,339,327
Molson Coors Brewing Co. Class B NVS	38,300	2,068,200
Monster Beverage Corp.[a]	32,929	1,884,527
PepsiCo Inc.	373,982	31,448,146

		84,988,685
CHEMICALS — 0.13%
Scotts Miracle-Gro Co. (The) Class A	10,641	624,840

		624,840
COMMERCIAL SERVICES & SUPPLIES — 0.19%
Herman Miller Inc.	14,278	433,195
HNI Corp.	10,950	425,407

		858,602
DISTRIBUTORS — 1.29%
Genuine Parts Co.	37,560	2,960,855

Security	Shares	Value

LKQ Corp.[a]	72,822	$2,405,310
Pool Corp.	11,318	615,473

		5,981,638
DIVERSIFIED FINANCIAL SERVICES — 0.47%
Leucadia National Corp.	76,070	2,155,824

		2,155,824
FOOD PRODUCTS — 16.14%
Archer-Daniels-Midland Co.	159,849	6,537,824
B&G Foods Inc. Class A	12,756	431,791
Bunge Ltd.	35,715	2,933,273
Campbell Soup Co.	43,343	1,845,111
ConAgra Foods Inc.	102,358	3,256,008
Darling International Inc.[a]	28,632	666,267
Dean Foods Co.[a]	22,758	443,781
Flowers Foods Inc.	42,393	1,074,239
General Mills Inc.	155,630	7,846,865
Green Mountain Coffee Roasters Inc.[a,b]	31,821	1,998,677
Hain Celestial Group Inc.[a,b]	11,557	961,889
Hershey Co. (The)	36,264	3,598,839
Hillshire Brands Co.	29,819	978,958
Hormel Foods Corp.	32,596	1,416,622
Ingredion Inc.	18,781	1,235,038
J.M. Smucker Co. (The)	25,499	2,835,744
Kellogg Co.	62,404	3,947,053
Kraft Foods Group Inc.	144,421	7,853,614
Lancaster Colony Corp.	4,676	388,061
McCormick & Co. Inc. NVS	32,033	2,215,082
Mead Johnson Nutrition Co. Class A	49,077	4,007,628
Mondelez International Inc. Class A	431,806	14,525,954
Post Holdings Inc.[a]	7,870	338,016
TreeHouse Foods Inc.[a,b]	8,856	648,791
Tyson Foods Inc. Class A	67,547	1,869,025
WhiteWave Foods Co. Class Aa,b	41,926	838,939

		74,693,089
HOUSEHOLD DURABLES — 4.23%
D.R. Horton Inc.	68,796	1,303,684
Harman International Industries Inc.	16,486	1,335,696
Jarden Corp.[a]	28,631	1,585,012
Leggett & Platt Inc.	34,401	1,023,086
Lennar Corp. Class A	40,188	1,428,683
M.D.C. Holdings Inc.	9,389	274,065

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2013

Security	Shares	Value

Mohawk Industries Inc.[a]	14,791	$1,958,624
Newell Rubbermaid Inc.	69,920	2,071,730
NVR Inc.[a]	1,034	948,509
PulteGroup Inc.	84,622	1,493,578
Ryland Group Inc. (The)[b]	11,138	447,748
Tempur Sealy International Inc.[a,b]	14,643	561,559
Toll Brothers Inc.[a]	36,853	1,211,727
Tupperware Brands Corp.	12,523	1,122,687
Whirlpool Corp.	19,232	2,808,064

		19,574,452
HOUSEHOLD PRODUCTS — 18.15%
Church & Dwight Co. Inc.	33,634	2,191,255
Clorox Co. (The)	31,641	2,853,702
Colgate-Palmolive Co.	213,710	13,833,448
Energizer Holdings Inc.	15,081	1,479,597
Kimberly-Clark Corp.	92,888	10,031,904
Procter & Gamble Co. (The)	664,142	53,629,467

		84,019,373
LEISURE EQUIPMENT & PRODUCTS — 1.77%
Brunswick Corp.	21,928	989,611
Hasbro Inc.	27,964	1,444,340
Mattel Inc.	83,553	3,707,247
Polaris Industries Inc.	15,545	2,035,618

		8,176,816
MACHINERY — 1.49%
Middleby Corp. (The)[a,b]	4,627	1,053,336
Snap-on Inc.	14,088	1,466,138
Stanley Black & Decker Inc.	38,819	3,070,195
WABCO Holdings Inc.[a]	15,166	1,299,423

		6,889,092
PERSONAL PRODUCTS — 1.99%
Avon Products Inc.	105,252	1,841,910
Estee Lauder Companies Inc. (The) Class A	62,005	4,399,875
Herbalife Ltd.[b]	20,461	1,326,282
Nu Skin Enterprises Inc. Class A	14,208	1,661,341

		9,229,408
SOFTWARE — 0.96%
Activision Blizzard Inc.	103,128	1,716,050
Electronic Arts Inc.[a]	74,439	1,954,024
Take-Two Interactive Software Inc.[a]	21,373	382,790
TiVo Inc.[a,b]	30,813	409,505

		4,462,369

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 8.83%
Carter’s Inc.	14,350	$992,302
Coach Inc.	68,366	3,464,789
Crocs Inc.[a,b]	21,567	262,686
Deckers Outdoor Corp.[a,b]	8,406	578,585
Fifth & Pacific Companies Inc.[a]	29,727	787,468
Fossil Group Inc.[a]	12,170	1,544,860
Hanesbrands Inc.	23,968	1,632,700
Iconix Brand Group Inc.[a,b]	13,135	474,042
Lululemon Athletica Inc.[a,b]	25,607	1,768,163
Michael Kors Holdings Ltd.[a]	43,329	3,334,167
Nike Inc. Class B	181,363	13,740,061
PVH Corp.	19,793	2,465,614
Ralph Lauren Corp.	14,701	2,435,074
Steven Madden Ltd.[a,b]	14,574	534,574
Under Armour Inc. Class Aa,b	19,409	1,575,040
VF Corp.	21,326	4,585,090
Wolverine World Wide Inc.	12,159	702,061

		40,877,276
TOBACCO — 13.38%
Altria Group Inc.	486,063	18,096,125
Lorillard Inc.	90,672	4,625,179
Philip Morris International Inc.	392,493	34,978,976
Reynolds American Inc.	76,773	3,943,829
Universal Corp.	5,617	297,869

		61,941,978

TOTAL COMMON STOCKS
(Cost: $376,734,029)		461,738,733

SHORT-TERM INVESTMENTS — 3.31%

MONEY MARKET FUNDS — 3.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,929,293	13,929,293
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	809,528	809,528
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	612,835	612,835

		15,351,656

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,351,656)		15,351,656

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 103.06%
(Cost: $392,085,685)	$477,090,389
Other Assets, Less Liabilities — (3.06)%	(14,180,678)

NET ASSETS — 100.00%	$462,909,711

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

AIRLINES — 2.37%
Alaska Air Group Inc.	12,890	$910,807
Delta Air Lines Inc.	158,310	4,176,218
JetBlue Airways Corp.[a,b]	40,121	284,458
Southwest Airlines Co.	130,337	2,244,403
Spirit Airlines Inc.[a,b]	13,378	577,261
United Continental Holdings Inc.[a,b]	65,592	2,226,848
US Airways Group Inc.[a]	35,477	779,430

		11,199,425
COMMERCIAL SERVICES & SUPPLIES — 0.33%
Copart Inc.[a]	20,628	664,841
KAR Auction Services Inc.	19,842	589,704
Rollins Inc.	11,866	327,976

		1,582,521
DIVERSIFIED CONSUMER SERVICES — 0.88%
Apollo Group Inc. Class Aa	18,291	488,187
DeVry Inc.	10,463	375,622
H&R Block Inc.	50,561	1,437,955
Hillenbrand Inc.	11,609	327,606
Service Corp. International	39,121	704,569
Sotheby’s	12,620	654,978
Weight Watchers International Inc.[b]	4,956	159,137

		4,148,054
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.07%
Dolby Laboratories Inc. Class A	9,022	322,446

		322,446
FOOD & STAPLES RETAILING — 15.32%
Casey’s General Stores Inc.	7,082	516,136
Costco Wholesale Corp.	80,550	9,504,900
CVS Caremark Corp.	226,586	14,107,245
Fresh Market Inc. (The)[a,b]	7,399	376,683
Harris Teeter Supermarkets Inc.	9,140	450,785
Kroger Co. (The)	95,623	4,096,489
Rite Aid Corp.[a,b]	154,706	824,583
Safeway Inc.	44,550	1,554,795
Sysco Corp.	108,576	3,511,348
United Natural Foods Inc.[a,b]	9,114	651,195
Wal-Mart Stores Inc.	300,257	23,044,725
Walgreen Co.	160,368	9,500,200
Whole Foods Market Inc.	68,728	4,338,799

		72,477,883

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.13%
AmerisourceBergen Corp.	42,573	$2,781,294
Cardinal Health Inc.	62,646	3,674,815
Chemed Corp.[b]	3,421	232,012
McKesson Corp.	42,170	6,592,858
Omnicare Inc.	19,102	1,053,475
VCA Antech Inc.[a]	16,365	465,584

		14,800,038
HOTELS, RESTAURANTS & LEISURE — 14.35%
Bally Technologies Inc.[a,b]	7,139	522,146
Bob Evans Farms Inc.	5,034	287,391
Brinker International Inc.	12,226	543,079
Carnival Corp.	80,680	2,795,562
Cheesecake Factory Inc. (The)	9,167	433,141
Chipotle Mexican Grill Inc.[a,b]	5,689	2,997,932
Choice Hotels International Inc.	5,842	272,179
Cracker Barrel Old Country Store Inc.	4,398	483,208
Darden Restaurants Inc.	23,994	1,236,411
Domino’s Pizza Inc.	10,274	688,974
Dunkin’ Brands Group Inc.	19,598	934,433
Hyatt Hotels Corp. Class Aa	10,708	509,701
International Game Technology	48,128	904,806
Jack in the Box Inc.[a]	7,992	325,115
Las Vegas Sands Corp.	71,517	5,021,924
Life Time Fitness Inc.[a,b]	7,227	328,250
Marriott International Inc. Class A	41,957	1,891,422
Marriott Vacations Worldwide Corp.[a,b]	5,622	281,550
McDonald’s Corp.	184,398	17,798,095
MGM Resorts International[a]	61,386	1,168,789
Norwegian Cruise Line Holdings Ltd.[a]	8,632	276,397
Panera Bread Co. Class Aa	5,177	817,552
Papa John’s International Inc.	2,956	223,680
Penn National Gaming Inc.[a]	12,677	741,731
Royal Caribbean Cruises Ltd.	29,935	1,258,467
Six Flags Entertainment Corp.	17,667	664,456
Starbucks Corp.	138,602	11,233,692
Starwood Hotels & Resorts Worldwide Inc.	35,960	2,647,375
Vail Resorts Inc.	6,637	467,577
Wendy’s Co. (The)	52,344	454,869
Wyndham Worldwide Corp.	24,542	1,629,589
Wynn Resorts Ltd.	14,907	2,478,289

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2013

Security	Shares	Value

Yum! Brands Inc.	82,311	$5,565,870

		67,883,652
INTERNET & CATALOG RETAIL — 9.65%
Amazon.com Inc.[a]	68,266	24,850,872
Expedia Inc.	19,782	1,164,764
Groupon Inc.[a,b]	68,678	627,030
HSN Inc.	6,185	324,094
Liberty Interactive Corp. Series Aa	89,310	2,407,798
Liberty Ventures Series Aa	6,523	700,375
Netflix Inc.[a]	10,874	3,506,648
Priceline.com Inc.[a]	9,500	10,011,385
Shutterfly Inc.[a,b]	6,981	343,046
TripAdvisor Inc.[a]	20,595	1,703,412

		45,639,424
INTERNET SOFTWARE & SERVICES — 2.51%
eBay Inc.[a]	214,910	11,327,906
OpenTable Inc.[a,b]	4,209	292,442
ValueClick Inc.[a,b]	12,892	247,655

		11,868,003
IT SERVICES — 0.09%
Acxiom Corp.[a,b]	13,663	454,021

		454,021
MEDIA — 26.93%
AMC Networks Inc. Class Aa	10,948	767,345
Cablevision NY Group Class A	39,495	614,147
CBS Corp. Class B NVS	103,748	6,135,657
Charter Communications Inc. Class Aa	12,420	1,667,261
Cinemark Holdings Inc.	19,175	629,132
Comcast Corp. Class A	482,459	22,955,399
DIRECTV[a]	94,174	5,884,933
Discovery Communications Inc. Series Aa	42,598	3,787,814
DISH Network Corp. Class A	38,703	1,865,485
DreamWorks Animation SKG Inc. Class Aa,b	13,144	450,051
Gannett Co. Inc.	42,303	1,170,524
Interpublic Group of Companies Inc. (The)	77,936	1,309,325
John Wiley & Sons Inc. Class A	8,546	429,778
Lamar Advertising Co. Class Aa	12,061	551,308
Liberty Global PLC Series Aa	69,285	5,429,866
Liberty Media Corp.[a]	19,567	2,991,990
Live Nation Entertainment Inc.[a]	26,011	505,654

Security	Shares	Value

Madison Square Garden Inc. Class Aa	11,263	$681,637
Meredith Corp.	6,834	350,584
Morningstar Inc.	3,945	316,744
New York Times Co. (The) Class Ab	23,190	320,718
News Corp. Class A NVS[a]	91,694	1,613,814
Omnicom Group Inc.	47,401	3,228,482
Regal Entertainment Group Class A	14,588	277,318
Scripps Networks Interactive Inc. Class A	20,163	1,623,122
Sinclair Broadcast Group Inc. Class A	13,424	430,373
Sirius XM Radio Inc.	580,707	2,189,265
Starz Series Aa	17,668	532,690
Time Warner Cable Inc.	52,714	6,333,587
Time Warner Inc.	169,704	11,665,453
Twenty-First Century Fox Inc. Class A	366,374	12,486,026
Viacom Inc. Class B NVS	80,054	6,667,698
Walt Disney Co. (The)	306,465	21,020,434
Washington Post Co. (The) Class B	809	520,446

		127,404,060
MULTILINE RETAIL — 4.91%
Big Lots Inc.[a]	10,759	391,197
Dillard’s Inc. Class A	4,432	363,335
Dollar General Corp.[a]	54,950	3,175,011
Dollar Tree Inc.[a]	41,096	2,400,006
Family Dollar Stores Inc.	17,843	1,229,026
J.C. Penney Co. Inc.[a,b]	56,113	420,848
Kohl’s Corp.	37,656	2,138,861
Macy’s Inc.	69,342	3,197,360
Nordstrom Inc.	26,618	1,609,590
Saks Inc.[a]	18,882	301,923
Sears Holdings Corp.[a,b]	8,072	468,822
Target Corp.	116,414	7,542,463

		23,238,442
PROFESSIONAL SERVICES — 0.76%
Dun & Bradstreet Corp. (The)	7,161	779,045
IHS Inc. Class Aa	11,379	1,240,880
Nielsen Holdings NV	39,699	1,565,729

		3,585,654

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2013

Security	Shares	Value

ROAD & RAIL — 0.47%
Avis Budget Group Inc.[a]	19,914	$623,906
Hertz Global Holdings Inc.[a]	68,888	1,581,668

		2,205,574
SOFTWARE — 0.17%
FactSet Research Systems Inc.[b]	7,431	809,533

		809,533
SPECIALTY RETAIL — 17.91%
Aaron’s Inc.	14,043	398,400
Abercrombie & Fitch Co. Class A	14,101	528,505
Advance Auto Parts Inc.	13,449	1,333,872
Aeropostale Inc.[a,b]	14,503	134,733
American Eagle Outfitters Inc.	31,304	484,899
ANN INC.[a,b]	8,460	299,146
Ascena Retail Group Inc.[a,b]	23,536	465,777
AutoNation Inc.[a]	11,845	571,284
AutoZone Inc.[a]	6,557	2,850,262
Bed Bath & Beyond Inc.[a]	40,193	3,107,723
Best Buy Co. Inc.	49,809	2,131,825
Buckle Inc. (The)[b]	5,177	253,362
Cabela’s Inc.[a,b]	8,592	509,677
CarMax Inc.[a]	41,189	1,935,471
Chico’s FAS Inc.	29,691	509,201
Children’s Place Retail Stores Inc. (The)[a,b]	4,077	222,563
CST Brands Inc.	11,148	359,412
Dick’s Sporting Goods Inc.	18,775	999,018
DSW Inc. Class A	6,731	590,107
Express Inc.[a]	16,417	381,039
Foot Locker Inc.	27,416	951,335
GameStop Corp. Class A	21,580	1,183,016
Gap Inc. (The)	50,910	1,883,161
Genesco Inc.[a,b]	4,437	302,204
GNC Holdings Inc. Class A	18,139	1,066,936
Group 1 Automotive Inc.	3,921	250,944
Guess? Inc.	10,969	342,781
Home Depot Inc. (The)	264,233	20,581,108
L Brands Inc.	44,881	2,809,999
Lowe’s Companies Inc.	194,010	9,657,818
Lumber Liquidators Holdings Inc.[a,b]	5,077	579,743
Men’s Wearhouse Inc. (The)	8,379	354,432
Murphy USA Inc.[a]	8,195	332,553
O’Reilly Automotive Inc.[a,b]	20,039	2,481,029
PetSmart Inc.	19,187	1,396,046

Security	Shares	Value

Pier 1 Imports Inc.	19,715	$411,649
Rent-A-Center Inc.	9,844	337,059
Ross Stores Inc.	39,935	3,088,972
Sally Beauty Holdings Inc.[a,b]	27,581	725,932
Signet Jewelers Ltd.	14,869	1,110,120
Staples Inc.	121,934	1,965,576
Tiffany & Co.	20,296	1,606,834
TJX Companies Inc. (The)	131,929	8,019,964
Tractor Supply Co.	25,724	1,835,407
Ulta Salon, Cosmetics & Fragrance Inc.[a]	11,745	1,513,343
Urban Outfitters Inc.[a]	20,136	762,752
Vitamin Shoppe Inc.[a]	5,584	261,945
Williams-Sonoma Inc.	16,447	862,481

		84,741,415
TRADING COMPANIES & DISTRIBUTORS — 0.06%
Beacon Roofing Supply Inc.[a]	8,999	312,355

		312,355

TOTAL COMMON STOCKS (Cost: $358,475,018)		472,672,500

SHORT-TERM INVESTMENTS — 2.57%

MONEY MARKET FUNDS — 2.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	11,067,984	11,067,984
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	643,238	643,238
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	461,185	461,185

		12,172,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,172,407)		12,172,407

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.48%
(Cost: $370,647,425)	$484,844,907
Other Assets, Less Liabilities — (2.48)%	(11,726,923)

NET ASSETS — 100.00%	$473,117,984

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

CAPITAL MARKETS — 11.67%
Affiliated Managers Group Inc.[a]	20,848	$4,116,229
Ameriprise Financial Inc.	77,915	7,833,574
Bank of New York Mellon Corp. (The)	452,983	14,404,859
BlackRock Inc.[b]	49,588	14,916,566
Charles Schwab Corp. (The)	455,356	10,313,813
E*TRADE Financial Corp.[a]	113,471	1,918,795
Eaton Vance Corp. NVS	47,743	1,996,135
Federated Investors Inc. Class B	37,311	1,011,874
Financial Engines Inc.	19,593	1,094,661
Franklin Resources Inc.	160,087	8,622,286
Goldman Sachs Group Inc. (The)	164,434	26,450,853
Greenhill & Co. Inc.	10,371	532,032
Invesco Ltd.	174,513	5,889,814
Janus Capital Group Inc.[c]	59,039	582,715
Legg Mason Inc.	42,819	1,647,247
LPL Financial Holdings Inc.	31,936	1,301,073
Morgan Stanley	547,501	15,729,704
Northern Trust Corp.	89,002	5,021,493
Raymond James Financial Inc.	48,535	2,215,623
SEI Investments Co.	57,115	1,895,647
State Street Corp.	175,602	12,304,432
Stifel Financial Corp.[a,c]	23,399	958,189
T. Rowe Price Group Inc.	102,443	7,930,113
TD Ameritrade Holding Corp.	93,317	2,543,821
Waddell & Reed Financial Inc. Class A	33,757	2,084,495

		153,316,043
COMMERCIAL BANKS — 16.40%
Associated Banc-Corp	65,447	1,064,168
BancorpSouth Inc.	33,171	733,079
Bank of Hawaii Corp.	17,587	1,019,694
BB&T Corp.	277,167	9,415,363
BOK Financial Corp.	8,126	497,555
CapitalSource Inc.	77,446	1,012,994
Cathay General Bancorp	29,010	714,516
CIT Group Inc.[a]	79,361	3,822,026
City National Corp.	18,654	1,345,140
Comerica Inc.	72,946	3,158,562
Commerce Bancshares Inc.	30,483	1,402,523
Cullen/Frost Bankers Inc.	20,668	1,463,088
East West Bancorp Inc.	54,309	1,829,670
F.N.B. Corp.	60,873	761,521

Security	Shares	Value

Fifth Third Bancorp	349,411	$6,649,291
First Financial Bankshares Inc.	12,030	739,965
First Horizon National Corp.	95,415	1,016,170
First Niagara Financial Group Inc.	140,027	1,544,498
First Republic Bank	48,896	2,497,119
FirstMerit Corp.	65,408	1,469,064
Fulton Financial Corp.	77,161	942,136
Glacier Bancorp Inc.[c]	29,023	801,905
Hancock Holding Co.	32,374	1,061,220
Huntington Bancshares Inc.	327,212	2,879,466
IBERIABANK Corp.	11,749	686,494
International Bancshares Corp.	22,527	514,742
KeyCorp	359,329	4,502,392
M&T Bank Corp.[c]	51,247	5,766,825
MB Financial Inc.	21,690	644,193
National Penn Bancshares Inc.	46,643	483,688
Old National Bancorp	40,094	582,967
PNC Financial Services Group Inc. (The)[b]	209,271	15,387,697
Popular Inc.[a,c]	40,831	1,030,983
PrivateBancorp Inc.	25,731	626,807
Prosperity Bancshares Inc.	22,133	1,382,206
Regions Financial Corp.	550,282	5,299,216
Signature Bank[a,c]	18,699	1,903,932
SunTrust Banks Inc.	212,269	7,140,729
Susquehanna Bancshares Inc.	73,748	869,120
SVB Financial Group[a,c]	17,978	1,721,933
Synovus Financial Corp.	386,336	1,255,592
TCF Financial Corp.	64,991	986,563
Texas Capital Bancshares Inc.[a,c]	16,145	840,347
Trustmark Corp.	26,576	721,804
U.S. Bancorp	724,109	27,052,712
UMB Financial Corp.	14,576	858,818
Umpqua Holdings Corp.	44,268	724,667
United Bankshares Inc.	8,606	254,565
Valley National Bancorp	78,659	766,925
Webster Financial Corp.	35,694	995,506
Wells Fargo & Co.	1,902,149	81,202,741
Westamerica Bancorp	10,559	543,577
Wintrust Financial Corp.	15,773	686,283
Zions Bancorp	72,905	2,068,315

		215,343,072
CONSUMER FINANCE — 4.69%
American Express Co.	365,275	29,879,495

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

Capital One Financial Corp.	230,464	$15,825,963
Cash America International Inc.[c]	11,300	445,785
Discover Financial Services	190,504	9,883,347
Portfolio Recovery Associates Inc.[a,c]	20,037	1,191,200
SLM Corp.	172,013	4,363,970

		61,589,760
DIVERSIFIED FINANCIAL SERVICES — 23.85%
Bank of America Corp.	4,229,245	59,040,260
Berkshire Hathaway Inc. Class Ba	708,566	81,541,775
CBOE Holdings Inc.	34,536	1,674,996
Citigroup Inc.	1,197,161	58,397,514
CME Group Inc.	123,741	9,182,820
ING U.S. Inc.	25,711	797,555
IntercontinentalExchange Inc.[a,c]	28,651	5,521,907
J.P. Morgan Chase & Co.	1,481,834	76,373,724
McGraw Hill Financial Inc.	108,376	7,551,640
Moody’s Corp.	76,448	5,401,816
MSCI Inc. Class Aa,c	47,708	1,945,055
NASDAQ OMX Group Inc. (The)	45,536	1,613,340
NYSE Euronext Inc.	95,549	4,206,067

		313,248,469
INSURANCE — 18.41%
ACE Ltd.	133,920	12,781,325
Aflac Inc.	183,131	11,899,852
Alleghany Corp.[a]	6,626	2,686,313
Allied World Assurance Co. Holdings Ltd.	13,712	1,484,872
Allstate Corp. (The)	182,494	9,683,132
American Financial Group Inc.	28,070	1,579,218
American International Group Inc.	581,225	30,020,271
Aon PLC	121,072	9,575,584
Arch Capital Group Ltd.[a,c]	46,305	2,683,838
Argo Group International Holdings Ltd.[c]	10,945	459,471
Arthur J. Gallagher & Co.	50,403	2,391,622
Aspen Insurance Holdings Ltd.[c]	26,628	1,038,758
Assurant Inc.	29,566	1,729,020
Assured Guaranty Ltd.	66,613	1,365,567
Axis Capital Holdings Ltd.[c]	41,932	1,988,415
Brown & Brown Inc.	46,716	1,491,642
Chubb Corp. (The)	98,125	9,035,350
Cincinnati Financial Corp.	58,118	2,905,900

Security	Shares	Value

CNO Financial Group Inc.	87,884	$1,369,233
Endurance Specialty Holdings Ltd.[c]	17,486	966,801
Erie Indemnity Co. Class A	9,783	702,615
Everest Re Group Ltd.[c]	19,177	2,948,272
Fidelity National Financial Inc. Class A	85,188	2,398,042
First American Financial Corp.	42,176	1,090,671
Genworth Financial Inc. Class Aa	194,939	2,832,464
Hanover Insurance Group Inc. (The)	17,390	1,018,011
Hartford Financial Services Group Inc. (The)	179,314	6,042,882
HCC Insurance Holdings Inc.	39,478	1,802,171
Kemper Corp.	20,651	764,500
Lincoln National Corp.	104,296	4,736,081
Loews Corp.	120,579	5,825,171
Markel Corp.[a]	5,521	2,924,308
Marsh & McLennan Companies Inc.	216,422	9,912,128
MBIA Inc.[a]	56,816	645,998
Mercury General Corp.	9,676	450,515
MetLife Inc.	440,883	20,858,175
Montpelier Re Holdings Ltd.[c]	17,345	478,895
Old Republic International Corp.	95,489	1,603,260
PartnerRe Ltd.	18,706	1,874,528
Platinum Underwriters Holdings Ltd.[c]	11,550	718,295
Primerica Inc.	21,567	926,303
Principal Financial Group Inc.	107,939	5,122,785
ProAssurance Corp.	24,388	1,105,264
Progressive Corp. (The)	217,967	5,660,603
Protective Life Corp.	31,044	1,430,508
Prudential Financial Inc.	183,086	14,901,370
Reinsurance Group of America Inc.	27,995	1,992,684
RenaissanceRe Holdings Ltd.[c]	17,601	1,649,390
RLI Corp.	6,840	646,243
Selective Insurance Group Inc.	21,947	576,548
StanCorp Financial Group Inc.	17,577	1,035,285
Torchmark Corp.	36,119	2,631,630
Travelers Companies Inc. (The)	147,016	12,687,481
Unum Group	103,958	3,299,627
Validus Holdings Ltd.[c]	41,156	1,624,839
W.R. Berkley Corp.	43,228	1,898,141

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

White Mountains Insurance Group Ltd.	2,192	$1,280,281
Willis Group Holdings PLC	69,052	3,112,174
XL Group PLC	112,865	3,450,283

		241,794,605
IT SERVICES — 5.56%
MasterCard Inc. Class A	40,841	29,287,081
Visa Inc. Class A	203,216	39,966,491
Western Union Co.	217,652	3,704,437

		72,958,009
REAL ESTATE INVESTMENT TRUSTS (REITs) — 17.48%
Alexandria Real Estate Equities Inc.	28,095	1,848,089
American Campus Communities Inc.	41,324	1,428,157
American Capital Agency Corp.	156,227	3,393,250
American Realty Capital Properties Inc.[c]	72,711	964,875
American Tower Corp.	155,529	12,341,226
Annaly Capital Management Inc.	373,577	4,404,473
Apartment Investment and Management Co. Class A	57,543	1,610,053
ARMOUR Residential REIT Inc.	147,979	609,673
AvalonBay Communities Inc.	47,923	5,992,771
BioMed Realty Trust Inc.	75,773	1,509,398
Boston Properties Inc.	60,031	6,213,209
Brandywine Realty Trust[c]	61,902	880,865
BRE Properties Inc. Class Ac	30,433	1,661,946
Camden Property Trust	33,659	2,160,908
CBL & Associates Properties Inc.[c]	67,009	1,327,448
Chimera Investment Corp.	406,479	1,231,631
Cole Real Estate Investment Inc.	164,761	2,339,606
CommonWealth REIT	43,862	1,068,917
Corporate Office Properties Trust	34,453	847,544
Corrections Corp. of America	46,164	1,708,068
CubeSmart	49,559	905,443
CYS Investments Inc.	69,072	586,421
DCT Industrial Trust Inc.	123,469	956,885
DDR Corp.[c]	102,222	1,732,663
DiamondRock Hospitality Co.	77,091	878,067
Digital Realty Trust Inc.[c]	50,650	2,413,979
Douglas Emmett Inc.[c]	51,178	1,275,868
Duke Realty Corp.	128,049	2,121,772
DuPont Fabros Technology Inc.[c]	25,467	632,855

Security	Shares	Value

EastGroup Properties Inc.[c]	11,953	$760,928
EPR Properties	19,950	1,024,832
Equity Lifestyle Properties, Inc.	31,394	1,192,658
Equity Residential	131,975	6,910,211
Essex Property Trust Inc.[c]	14,999	2,414,839
Extra Space Storage Inc.	41,837	1,924,084
Federal Realty Investment Trust	25,937	2,687,073
Franklin Street Properties Corp.	34,375	453,750
General Growth Properties Inc.	218,428	4,637,226
GEO Group Inc. (The)	27,878	983,257
Hatteras Financial Corp.	39,086	711,365
HCP Inc.[c]	179,222	7,437,713
Health Care REIT Inc.	112,922	7,322,992
Healthcare Realty Trust Inc.	37,860	909,019
Highwoods Properties Inc.[c]	35,556	1,372,462
Home Properties Inc.[c]	22,427	1,352,572
Hospitality Properties Trust[c]	55,302	1,624,773
Host Hotels & Resorts Inc.	295,625	5,483,844
Invesco Mortgage Capital Inc.	53,217	822,203
Kilroy Realty Corp.[c]	32,029	1,702,662
Kimco Realty Corp.	161,228	3,463,177
LaSalle Hotel Properties	37,962	1,178,720
Lexington Realty Trust[c]	71,084	831,683
Liberty Property Trust	56,347	2,095,545
Macerich Co. (The)	55,420	3,281,418
Mack-Cali Realty Corp.	34,924	718,037
Medical Properties Trust Inc.[c]	63,484	827,831
MFA Financial Inc.	142,924	1,059,067
Mid-America Apartment Communities Inc.[c]	29,454	1,955,746
National Retail Properties Inc.[c]	47,796	1,644,182
Omega Healthcare Investors Inc.[c]	46,293	1,538,779
Piedmont Office Realty Trust Inc. Class A	66,081	1,221,177
Plum Creek Timber Co. Inc.	64,281	2,918,357
Post Properties Inc.[c]	21,709	992,970
Potlatch Corp.	15,984	652,627
Prologis Inc.	196,352	7,844,262
Public Storage	56,895	9,499,758
Rayonier Inc.	49,740	2,338,775
Realty Income Corp.	75,954	3,163,484
Redwood Trust Inc.[c]	32,487	569,172
Regency Centers Corp.	36,398	1,880,321
Retail Properties of America Inc. Class A	71,864	1,028,374

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

October 31, 2013

Security	Shares	Value

RLJ Lodging Trust	48,496	$1,225,009
Ryman Hospitality Properties Inc.[c]	20,423	753,813
Senior Housing Properties Trust[c]	74,178	1,827,746
Simon Property Group Inc.	122,183	18,883,383
SL Green Realty Corp.	35,612	3,367,827
Sovran Self Storage Inc.	12,468	953,677
Spirit Realty Capital Inc.	138,788	1,451,722
Starwood Property Trust Inc.	73,829	1,896,667
Sunstone Hotel Investors Inc.	64,422	853,592
Tanger Factory Outlet Centers Inc.	37,241	1,297,849
Taubman Centers Inc.[c]	25,243	1,660,737
Two Harbors Investment Corp.	144,601	1,349,127
UDR Inc.	98,717	2,449,169
Ventas Inc.	115,290	7,521,520
Vornado Realty Trust	68,520	6,102,391
Washington Real Estate Investment Trust[c]	26,227	687,410
Weingarten Realty Investors[c]	44,307	1,405,861
Weyerhaeuser Co.	230,023	6,992,699
WP Carey Inc.	22,067	1,469,883

		229,628,067
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.88%
Alexander & Baldwin Inc.[a]	17,018	629,666
Altisource Portfolio Solutions SAa,c	6,765	1,063,999
CBRE Group Inc. Class Aa	109,351	2,540,224
Forest City Enterprises Inc. Class Aa,c	62,278	1,261,752
Howard Hughes Corp. (The)[a]	12,331	1,443,344
Jones Lang LaSalle Inc.	17,568	1,672,474
Realogy Holdings Corp.[a]	57,417	2,362,135
St. Joe Co. (The)[a,c]	32,435	605,561

		11,579,155
THRIFTS & MORTGAGE FINANCE — 0.96%
Capitol Federal Financial Inc.	54,172	686,359
Hudson City Bancorp Inc.	188,020	1,688,420
MGIC Investment Corp.[a]	133,349	1,085,461
New York Community Bancorp Inc.[c]	173,458	2,811,754
Ocwen Financial Corp.[a,c]	45,918	2,581,969
People’s United Financial Inc.	126,641	1,827,430
Radian Group Inc.	68,254	994,461

Security	Shares	Value

Washington Federal Inc.	41,204	$938,627

		12,614,481

TOTAL COMMON STOCKS
(Cost: $1,235,916,683)		1,312,071,661

SHORT-TERM INVESTMENTS — 3.07%

MONEY MARKET FUNDS — 3.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	37,197,891	37,197,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	2,161,828	2,161,828
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,010,254	1,010,254

		40,369,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,369,973)		40,369,973

TOTAL INVESTMENTS IN SECURITIES — 102.97%
(Cost: $1,276,286,656)		1,352,441,634
Other Assets, Less Liabilities — (2.97)%		(39,055,837)

NET ASSETS — 100.00%		$1,313,385,797

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 19.90%
Alliant Techsystems Inc.	19,295	$2,100,647
B/E Aerospace Inc.[a,b]	59,215	4,805,889
Boeing Co. (The)	416,684	54,377,262
Curtiss-Wright Corp.	28,389	1,413,204
DigitalGlobe Inc.[a,b]	40,979	1,303,952
Esterline Technologies Corp.[a]	18,918	1,516,467
Exelis Inc.	113,528	1,872,077
General Dynamics Corp.	199,564	17,288,229
HEICO Corp.	34,001	1,821,774
Hexcel Corp.[a]	60,380	2,554,678
Honeywell International Inc.	471,177	40,865,181
Huntington Ingalls Industries Inc.	29,938	2,142,064
L-3 Communications Holdings Inc.	53,868	5,411,041
Lockheed Martin Corp.	161,859	21,582,279
Moog Inc. Class Aa	27,229	1,626,388
Northrop Grumman Corp.	138,201	14,857,989
Precision Castparts Corp.	87,378	22,145,954
Raytheon Co.	193,635	15,949,715
Rockwell Collins Inc.	81,154	5,666,984
Spirit AeroSystems Holdings Inc. Class Aa	60,884	1,624,994
Teledyne Technologies Inc.[a,b]	22,561	2,003,868
Textron Inc.	168,701	4,856,902
TransDigm Group Inc.	29,709	4,319,986
Triumph Group Inc.	31,331	2,244,866
United Technologies Corp.	506,746	53,841,762

		288,194,152
AIR FREIGHT & LOGISTICS — 5.50%
C.H. Robinson Worldwide Inc.	95,803	5,723,271
Expeditors International of Washington Inc.	124,075	5,619,357
FedEx Corp.	178,405	23,371,055
Forward Air Corp.	18,515	749,487
Hub Group Inc. Class Aa	21,112	775,444
United Parcel Service Inc. Class B	433,732	42,609,832
UTi Worldwide Inc.	54,807	833,066

		79,681,512
BUILDING PRODUCTS — 1.22%
A.O. Smith Corp.	46,718	2,412,985
Fortune Brands Home & Security Inc.	99,615	4,291,414

Security	Shares	Value

Lennox International Inc.	27,675	$2,160,310
Masco Corp.	214,184	4,525,708
Owens Corning[a]	66,412	2,386,183
Simpson Manufacturing Co. Inc.	24,689	875,225
USG Corp.[a,b]	37,735	1,030,543

		17,682,368
CHEMICALS — 0.91%
Sherwin-Williams Co. (The)	52,414	9,853,832
Valspar Corp. (The)	48,396	3,386,268

		13,240,100
COMMERCIAL SERVICES & SUPPLIES — 4.08%
ABM Industries Inc.	31,021	853,388
ADT Corp. (The)	120,254	5,215,416
Brink’s Co. (The)	29,178	916,189
Cintas Corp.	61,762	3,320,943
Clean Harbors Inc.[a,b]	33,240	2,052,570
Covanta Holding Corp.	78,381	1,345,802
Deluxe Corp.	30,331	1,428,287
Iron Mountain Inc.	102,041	2,708,168
Mine Safety Appliances Co.	19,095	919,615
R.R. Donnelley & Sons Co.	109,541	2,034,176
Republic Services Inc.	163,223	5,463,074
Stericycle Inc.[a]	51,622	5,998,476
Tetra Tech Inc.[a,b]	38,695	1,011,100
Tyco International Ltd.	277,614	10,146,792
United Stationers Inc.	23,973	1,065,360
Waste Connections Inc.	74,108	3,167,376
Waste Management Inc.	261,790	11,398,337

		59,045,069
CONSTRUCTION & ENGINEERING — 2.16%
AECOM Technology Corp.[a]	60,596	1,925,741
Chicago Bridge & Iron Co. NV	64,399	4,771,322
EMCOR Group Inc.	40,275	1,492,592
Fluor Corp.	97,933	7,268,587
Foster Wheeler AGa,b	60,133	1,622,990
Jacobs Engineering Group Inc.[a]	79,070	4,809,037
KBR Inc.	88,794	3,066,945
Quanta Services Inc.[a]	128,269	3,875,006
URS Corp.	44,982	2,438,924

		31,271,144
CONSTRUCTION MATERIALS — 0.68%
Eagle Materials Inc.	29,853	2,239,273
Martin Marietta Materials Inc.	27,741	2,721,115
Texas Industries Inc.[a,b]	12,964	696,167

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2013

Security	Shares	Value

Vulcan Materials Co.	78,002	$4,177,007

		9,833,562
CONTAINERS & PACKAGING — 2.70%
AptarGroup Inc.	39,764	2,551,258
Avery Dennison Corp.	58,886	2,774,708
Ball Corp.	87,217	4,264,039
Bemis Co. Inc.	62,007	2,474,079
Crown Holdings Inc.[a]	84,536	3,685,770
Greif Inc. Class A	18,407	984,590
MeadWestvaco Corp.	106,557	3,713,511
Owens-Illinois Inc.[a]	98,614	3,134,939
Packaging Corp. of America	58,993	3,674,084
Rock-Tenn Co. Class A	43,285	4,631,928
Sealed Air Corp.	117,547	3,547,569
Silgan Holdings Inc.	26,293	1,185,026
Sonoco Products Co.	60,353	2,452,746

		39,074,247
DIVERSIFIED CONSUMER SERVICES — 0.08%
Outerwall Inc.[a,b]	16,889	1,097,447

		1,097,447
DIVERSIFIED FINANCIAL SERVICES — 0.05%
PHH Corp.[a,b]	32,295	776,695

		776,695
ELECTRICAL EQUIPMENT — 6.31%
Acuity Brands Inc.	25,792	2,592,354
AMETEK Inc.	146,744	7,018,766
Babcock & Wilcox Co. (The)	66,683	2,147,859
Brady Corp. Class A	28,116	820,706
Eaton Corp. PLC	284,531	20,076,507
Emerson Electric Co.	428,982	28,728,925
EnerSys Inc.	28,627	1,899,401
Generac Holdings Inc.	41,129	2,029,716
General Cable Corp.	30,069	990,172
Hubbell Inc. Class B	32,396	3,483,866
Regal Beloit Corp.	27,175	1,992,743
Rockwell Automation Inc.	83,276	9,194,503
Roper Industries Inc.	59,576	7,554,833
Sensata Technologies Holding NVa,b	76,955	2,895,817

		91,426,168
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.70%
Amphenol Corp. Class A	95,605	7,676,126
Anixter International Inc.[a]	16,042	1,371,431

Security	Shares	Value

Arrow Electronics Inc.[a]	60,158	$2,888,787
Avnet Inc.	82,308	3,267,628
Belden Inc.	26,221	1,763,625
Benchmark Electronics Inc.[a,b]	33,028	750,726
Cognex Corp.	49,841	1,557,531
FEI Co.	25,164	2,241,609
FLIR Systems Inc.	85,610	2,438,173
IPG Photonics Corp.[b]	20,831	1,380,470
Itron Inc.[a,b]	23,578	1,006,073
Jabil Circuit Inc.	111,101	2,317,567
Littelfuse Inc.	13,518	1,149,436
Molex Inc.	82,458	3,182,879
National Instruments Corp.	58,676	1,704,538
TE Connectivity Ltd.	248,313	12,785,636
Trimble Navigation Ltd.[a,b]	154,055	4,401,351
Universal Display Corp.[a,b]	24,886	793,863
Vishay Intertechnology Inc.[a,b]	79,803	979,183

		53,656,632
INDUSTRIAL CONGLOMERATES — 16.40%
3M Co.	389,796	49,055,826
Carlisle Companies Inc.	38,420	2,792,366
Danaher Corp.	359,140	25,890,403
General Electric Co.	6,113,371	159,803,518

		237,542,113
INTERNET SOFTWARE & SERVICES — 1.05%
CoStar Group Inc.[a,b]	17,231	3,049,715
LinkedIn Corp. Class Aa	54,522	12,194,936

		15,244,651
IT SERVICES — 7.68%
Accenture PLC Class A	387,147	28,455,304
Alliance Data Systems Corp.[a,b]	29,293	6,944,199
Automatic Data Processing Inc.	289,884	21,732,603
Broadridge Financial Solutions Inc.	71,572	2,516,471
Convergys Corp.	62,620	1,236,119
CoreLogic Inc.[a]	57,659	1,918,315
Euronet Worldwide Inc.[a]	28,416	1,233,254
Fidelity National Information Services Inc.	175,432	8,552,310
Fiserv Inc.[a]	78,134	8,182,974
FleetCor Technologies Inc.[a]	43,709	5,041,833
Genpact Ltd.[a]	67,669	1,341,876
Global Payments Inc.	45,405	2,700,689
Jack Henry & Associates Inc.	51,252	2,798,872
Lender Processing Services Inc.	51,430	1,775,364

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2013

Security	Shares	Value

MAXIMUS Inc.	41,108	$1,991,683
NeuStar Inc. Class Aa,b	28,463	1,307,021
Paychex Inc.	195,377	8,256,632
Total System Services Inc.	100,359	2,993,709
WEX Inc.[a,b]	23,416	2,185,884

		111,165,112
LIFE SCIENCES TOOLS & SERVICES — 1.18%
Agilent Technologies Inc.	198,644	10,083,169
Mettler-Toledo International Inc.[a,b]	18,010	4,456,755
PerkinElmer Inc.	67,476	2,566,787

		17,106,711
MACHINERY — 14.59%
Actuant Corp. Class A	44,207	1,660,415
AGCO Corp.	54,430	3,177,623
Caterpillar Inc.	381,959	31,840,102
CLARCOR Inc.	30,088	1,759,546
Colfax Corp.[a]	53,320	2,983,787
Crane Co.	29,405	1,867,218
Cummins Inc.	104,553	13,280,322
Deere & Co.	229,864	18,812,070
Donaldson Co. Inc.	81,124	3,213,322
Dover Corp.	102,494	9,407,924
Flowserve Corp.	84,506	5,870,632
Graco Inc.	36,954	2,855,066
Harsco Corp.	48,683	1,357,282
IDEX Corp.	49,205	3,402,526
Illinois Tool Works Inc.	247,398	19,492,488
Ingersoll-Rand PLC	162,528	10,975,516
ITT Corp.	54,423	2,162,226
Joy Global Inc.[b]	63,774	3,619,175
Kennametal Inc.	46,779	2,151,834
Lincoln Electric Holdings Inc.	49,410	3,421,148
Manitowoc Co. Inc. (The)	80,101	1,558,765
Mueller Industries Inc.	17,006	1,025,292
Navistar International Corp.[a,b]	40,459	1,462,997
Nordson Corp.	36,357	2,620,976
Oshkosh Corp.[a]	52,287	2,488,338
PACCAR Inc.	212,551	11,817,836
Pall Corp.	67,234	5,413,682
Parker Hannifin Corp.	89,583	10,456,128
Pentair Ltd. Registered	119,618	8,025,172
SPX Corp.	27,245	2,471,394
Terex Corp.[a]	67,057	2,343,642
Timken Co. (The)	47,882	2,528,648

Security	Shares	Value

Toro Co. (The)	34,303	$2,021,819
Trinity Industries Inc.	47,230	2,391,255
Valmont Industries Inc.	16,133	2,266,687
Wabtec Corp.	57,781	3,766,743
Woodward Inc.	36,316	1,455,908
Xylem Inc.	111,172	3,835,434

		211,260,938
MARINE — 0.26%
Kirby Corp.[a]	34,058	3,013,793
Matson Inc.	25,871	700,845

		3,714,638
MULTI-UTILITIES — 0.23%
MDU Resources Group Inc.	113,303	3,374,163

		3,374,163
OFFICE ELECTRONICS — 0.10%
Zebra Technologies Corp. Class Aa	30,631	1,479,784

		1,479,784
OIL, GAS & CONSUMABLE FUELS — 0.18%
Teekay Corp.	22,907	994,851
World Fuel Services Corp.	43,882	1,674,098

		2,668,949
PAPER & FOREST PRODUCTS — 0.10%
Louisiana-Pacific Corp.[a]	84,619	1,439,369

		1,439,369
PROFESSIONAL SERVICES — 1.84%
Acacia Research Corp.	30,248	456,442
Advisory Board Co. (The)[a,b]	21,638	1,484,367
Corporate Executive Board Co. (The)	20,194	1,472,143
Equifax Inc.	72,924	4,715,995
FTI Consulting Inc.[a,b]	24,640	999,891
Manpowergroup Inc.	46,981	3,669,216
Robert Half International Inc.	83,559	3,219,528
Towers Watson & Co. Class A	38,713	4,444,640
Verisk Analytics Inc. Class Aa	90,068	6,171,459

		26,633,681
ROAD & RAIL — 6.62%
Con-way Inc.	34,083	1,404,220
CSX Corp.	611,738	15,941,892
Genesee & Wyoming Inc. Class Aa,b	25,659	2,561,795
J.B. Hunt Transport Services Inc.	54,807	4,112,169

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

October 31, 2013

Security	Shares	Value

Kansas City Southern Industries Inc.	66,208	$8,045,596
Landstar System Inc.	27,484	1,519,590
Norfolk Southern Corp.	187,305	16,111,976
Old Dominion Freight Line Inc.[a]	41,947	1,967,314
Ryder System Inc.	31,533	2,075,817
Union Pacific Corp.	278,466	42,159,753

		95,900,122
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.05%
Veeco Instruments Inc.[a,b]	23,685	691,839

		691,839
TRADING COMPANIES & DISTRIBUTORS — 2.31%
Air Lease Corp.	46,055	1,354,017
Applied Industrial Technologies Inc.	25,472	1,205,080
Fastenal Co.[b]	164,025	8,168,445
GATX Corp.	27,902	1,438,348
MRC Global Inc.[a,b]	61,013	1,705,313
MSC Industrial Direct Co. Inc. Class A	29,020	2,216,258
United Rentals Inc.[a,b]	56,013	3,617,880
W.W. Grainger Inc.	37,144	9,990,622
Watsco Inc.	16,186	1,542,364
WESCO International Inc.[a]	26,622	2,275,116

		33,513,443

TOTAL COMMON STOCKS (Cost: $1,278,589,219)		1,446,714,609

SHORT-TERM INVESTMENTS — 3.17%

MONEY MARKET FUNDS — 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	40,722,278	40,722,278
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,366,655	2,366,655
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,882,351	2,882,351

		45,971,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,971,284)		45,971,284

Value

TOTAL INVESTMENTS IN SECURITIES — 103.05%
(Cost: $1,324,560,503)	$1,492,685,893
Other Assets, Less Liabilities — (3.05)%	(44,233,821)

NET ASSETS — 100.00%	$1,448,452,072

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

CAPITAL MARKETS — 20.39%
Affiliated Managers Group Inc.[a,b]	16,122	$3,183,128
Ameriprise Financial Inc.	60,347	6,067,288
Bank of New York Mellon Corp. (The)	350,826	11,156,267
BlackRock Inc.[c]	38,402	11,551,705
Charles Schwab Corp. (The)	352,679	7,988,179
E*TRADE Financial Corp.[a]	87,788	1,484,495
Eaton Vance Corp. NVS	37,128	1,552,322
Federated Investors Inc. Class B	28,835	782,005
Financial Engines Inc.	14,992	837,603
Franklin Resources Inc.	123,985	6,677,832
Goldman Sachs Group Inc. (The)	127,345	20,484,717
Greenhill & Co. Inc.	7,993	410,041
Invesco Ltd.	135,078	4,558,882
Janus Capital Group Inc.	45,901	453,043
Legg Mason Inc.	33,198	1,277,127
LPL Financial Holdings Inc.	24,441	995,726
Morgan Stanley	424,023	12,182,181
Northern Trust Corp.	68,855	3,884,799
Raymond James Financial Inc.	37,577	1,715,390
SEI Investments Co.	44,220	1,467,662
State Street Corp.	135,998	9,529,380
Stifel Financial Corp.[a,b]	18,097	741,072
T. Rowe Price Group Inc.	79,343	6,141,942
TD Ameritrade Holding Corp.	72,290	1,970,625
Waddell & Reed Financial Inc. Class A	26,197	1,617,665

		118,711,076
COMMERCIAL BANKS — 28.64%
Associated Banc-Corp	50,723	824,756
BancorpSouth Inc.	25,641	566,666
Bank of Hawaii Corp.	13,604	788,760
BB&T Corp.	214,663	7,292,102
BOK Financial Corp.	6,322	387,096
CapitalSource Inc.	59,948	784,120
Cathay General Bancorp	22,495	554,052
CIT Group Inc.[a]	61,435	2,958,710
City National Corp.	14,459	1,042,638
Comerica Inc.	56,392	2,441,774
Commerce Bancshares Inc.	23,560	1,083,996
Cullen/Frost Bankers Inc.	16,041	1,135,542
East West Bancorp Inc.	42,079	1,417,641

Security	Shares	Value

F.N.B. Corp.	46,956	$587,420
Fifth Third Bancorp	270,557	5,148,700
First Financial Bankshares Inc.	9,280	570,813
First Horizon National Corp.	73,523	783,020
First Niagara Financial Group Inc.	108,374	1,195,365
First Republic Bank	37,682	1,924,420
FirstMerit Corp.	50,444	1,132,972
Fulton Financial Corp.	59,446	725,836
Glacier Bancorp Inc.[b]	22,487	621,316
Hancock Holding Co.	25,089	822,417
Huntington Bancshares Inc.	252,928	2,225,766
IBERIABANK Corp.	9,116	532,648
International Bancshares Corp.	17,443	398,573
KeyCorp	278,077	3,484,305
M&T Bank Corp.	39,662	4,463,165
MB Financial Inc.	16,677	495,307
National Penn Bancshares Inc.	35,624	369,421
Old National Bancorp	30,753	447,149
PNC Financial Services Group Inc. (The)[c]	162,078	11,917,595
Popular Inc.[a,b]	31,546	796,536
PrivateBancorp Inc.	19,932	485,544
Prosperity Bancshares Inc.	17,114	1,068,769
Regions Financial Corp.	425,829	4,100,733
Signature Bank[a,b]	14,470	1,473,335
SunTrust Banks Inc.	164,387	5,529,979
Susquehanna Bancshares Inc.	57,187	673,949
SVB Financial Group[a,b]	13,916	1,332,874
Synovus Financial Corp.	299,649	973,859
TCF Financial Corp.	50,150	761,277
Texas Capital Bancshares Inc.[a,b]	12,416	646,253
Trustmark Corp.	20,468	555,911
U.S. Bancorp	560,799	20,951,451
UMB Financial Corp.	11,280	664,618
Umpqua Holdings Corp.	34,379	562,784
United Bankshares Inc.[b]	6,925	204,841
Valley National Bancorp[b]	60,959	594,350
Webster Financial Corp.	27,497	766,891
Wells Fargo & Co.	1,473,124	62,887,664
Westamerica Bancorp[b]	8,255	424,967
Wintrust Financial Corp.	12,093	526,166
Zions Bancorp	56,369	1,599,189

		166,706,001
CONSUMER FINANCE — 8.19%
American Express Co.	282,895	23,140,811

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

October 31, 2013

Security	Shares	Value

Capital One Financial Corp.	178,490	$12,256,908
Cash America International Inc.	8,603	339,388
Discover Financial Services	147,538	7,654,272
Portfolio Recovery Associates Inc.[a,b]	15,533	923,437
SLM Corp.	133,082	3,376,290

		47,691,106
DIVERSIFIED FINANCIAL SERVICES — 30.72%
Bank of America Corp.	3,275,367	45,724,123
CBOE Holdings Inc.	26,804	1,299,994
Citigroup Inc.	927,144	45,226,084
CME Group Inc.	95,833	7,111,767
IntercontinentalExchange Inc.[a,b]	22,225	4,283,424
J.P. Morgan Chase & Co.	1,147,615	59,148,077
McGraw Hill Financial Inc.	83,942	5,849,079
Moody’s Corp.	59,170	4,180,952
MSCI Inc. Class Aa,b	36,929	1,505,596
NASDAQ OMX Group Inc. (The)	35,298	1,250,608
NYSE Euronext Inc.	74,177	3,265,272

		178,844,976
INSURANCE — 0.32%
Fidelity National Financial Inc. Class A	66,008	1,858,125

		1,858,125
IT SERVICES — 9.70%
MasterCard Inc. Class A	31,630	22,681,873
Visa Inc. Class A	157,387	30,953,301
Western Union Co.	168,399	2,866,151

		56,501,325
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Altisource Portfolio Solutions SAa,b	5,178	814,396

		814,396
THRIFTS & MORTGAGE FINANCE — 1.68%
Capitol Federal Financial Inc.	41,839	530,100
Hudson City Bancorp Inc.	145,441	1,306,060
MGIC Investment Corp.[a,b]	102,893	837,549
New York Community Bancorp Inc.	134,699	2,183,471
Ocwen Financial Corp.[a,b]	35,654	2,004,824
People’s United Financial Inc.	98,122	1,415,901
Radian Group Inc.	52,653	767,154
Washington Federal Inc.	31,743	723,106

		9,768,165

TOTAL COMMON STOCKS
(Cost: $549,726,044)		580,895,170

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	9,436,850	$9,436,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	548,441	548,441
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,181,233	1,181,233

		11,166,524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,166,524)		11,166,524

TOTAL INVESTMENTS IN SECURITIES — 101.70%
(Cost: $560,892,568)		592,061,694
Other Assets, Less Liabilities — (1.70)%		(9,903,756)

NET ASSETS — 100.00%		$582,157,938

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.51%
Alexander & Baldwin Inc.[a]	292,685	$10,829,345
St. Joe Co. (The)[a,b]	546,871	10,210,082

		21,039,427
DIVERSIFIED REITs — 6.51%
American Realty Capital Properties Inc.[b]	1,265,104	16,787,930
Duke Realty Corp.[b]	2,224,212	36,855,193
Lexington Realty Trust[b]	1,088,322	12,733,367
Liberty Property Trust	975,497	36,278,734
Spirit Realty Capital Inc.	2,402,840	25,133,706
Vornado Realty Trust	1,185,079	105,543,136
Washington Real Estate Investment Trust[b]	457,915	12,001,952
WP Carey Inc.	381,862	25,435,828

		270,769,846
INDUSTRIAL REITs — 3.98%
DCT Industrial Trust Inc.	2,151,357	16,673,017
EastGroup Properties Inc.[b]	207,678	13,220,781
Prologis Inc.	3,396,319	135,682,944

		165,576,742
MORTGAGE REITs — 6.91%
American Capital Agency Corp.	2,697,279	58,584,900
Annaly Capital Management Inc.[b]	6,442,073	75,952,041
ARMOUR Residential REIT Inc.	2,564,956	10,567,619
Chimera Investment Corp.	7,018,803	21,266,973
CYS Investments Inc.	1,187,298	10,080,160
Hatteras Financial Corp.	675,220	12,289,004
Invesco Mortgage Capital Inc.	923,127	14,262,312
MFA Financial Inc.	2,478,583	18,366,300
Redwood Trust Inc.[b]	565,612	9,909,522
Starwood Property Trust Inc.	1,276,538	32,794,261
Two Harbors Investment Corp.	2,496,694	23,294,155

		287,367,247
OFFICE REITs — 10.62%
Alexandria Real Estate Equities Inc.[b]	488,055	32,104,258
BioMed Realty Trust Inc.	1,313,717	26,169,243
Boston Properties Inc.	1,038,287	107,462,704
Brandywine Realty Trust[b]	1,078,429	15,346,045
CommonWealth REIT	760,198	18,526,025

Security	Shares	Value

Corporate Office Properties Trust	600,111	$14,762,731
Digital Realty Trust Inc.[b]	874,683	41,687,392
Douglas Emmett Inc.[b]	885,382	22,072,573
DuPont Fabros Technology Inc.[b]	443,491	11,020,751
Franklin Street Properties Corp.	600,665	7,928,778
Highwoods Properties Inc.[b]	614,820	23,732,052
Kilroy Realty Corp.[b]	553,949	29,447,929
Mack-Cali Realty Corp.	605,240	12,443,734
Piedmont Office Realty Trust Inc. Class Ab	1,147,313	21,202,344
SL Green Realty Corp.[b]	610,872	57,770,165

		441,676,724
REAL ESTATE DEVELOPMENT — 0.61%
Howard Hughes Corp. (The)[a]	216,637	25,357,361

		25,357,361
REAL ESTATE OPERATING COMPANIES — 0.53%
Forest City Enterprises Inc. Class Aa	1,096,134	22,207,675

		22,207,675
REAL ESTATE SERVICES — 2.74%
CBRE Group Inc. Class Aa	1,895,001	44,020,873
Jones Lang LaSalle Inc.	303,250	28,869,400
Realogy Holdings Corp.[a]	998,623	41,083,350

		113,973,623
RESIDENTIAL REITs — 12.53%
American Campus Communities Inc.	715,112	24,714,271
Apartment Investment and Management Co. Class A	997,492	27,909,826
AvalonBay Communities Inc.	828,795	103,640,815
BRE Properties Inc. Class A	527,389	28,800,713
Camden Property Trust	582,571	37,401,058
Equity Lifestyle Properties, Inc.	541,099	20,556,351
Equity Residential	2,282,756	119,525,104
Essex Property Trust Inc.	259,158	41,724,438
Home Properties Inc.	388,243	23,414,936
Mid-America Apartment Communities Inc.[b]	508,685	33,776,684
Post Properties Inc.	375,738	17,186,256
UDR Inc.	1,708,369	42,384,635

		521,035,087

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

RETAIL REITs — 21.00%
CBL & Associates Properties Inc.	1,160,094	$22,981,462
Cole Real Estate Investment Inc.	2,847,604	40,435,977
DDR Corp.[b]	1,772,671	30,046,774
Federal Realty Investment Trust	447,941	46,406,688
General Growth Properties Inc.	3,774,041	80,122,890
Kimco Realty Corp.	2,794,161	60,018,578
Macerich Co. (The)	958,450	56,749,825
National Retail Properties Inc.[b]	826,821	28,442,642
Realty Income Corp.[b]	1,327,277	55,281,087
Regency Centers Corp.	631,618	32,629,386
Retail Properties of America Inc. Class Ab	1,254,955	17,958,406
Simon Property Group Inc.	2,112,088	326,423,200
Tanger Factory Outlet Centers Inc.	644,857	22,473,267
Taubman Centers Inc.	435,346	28,641,413
Weingarten Realty Investors[b]	768,154	24,373,526

		872,985,121
SPECIALIZED REITs — 33.94%
American Tower Corp.	2,688,750	213,352,312
Corrections Corp. of America	789,328	29,205,136
CubeSmart[b]	859,608	15,705,038
DiamondRock Hospitality Co.[b]	1,337,907	15,238,761
EPR Properties	345,635	17,755,270
Extra Space Storage Inc.	723,110	33,255,829
GEO Group Inc. (The)	487,160	17,182,133
HCP Inc.	3,098,097	128,571,026
Health Care REIT Inc.	1,951,318	126,542,972
Healthcare Realty Trust Inc.	656,009	15,750,776
Hospitality Properties Trust[b]	953,394	28,010,716
Host Hotels & Resorts Inc.	5,113,383	94,853,255
LaSalle Hotel Properties	657,767	20,423,665
Medical Properties Trust Inc.	1,096,358	14,296,508
Omega Healthcare Investors Inc.[b]	799,478	26,574,649
Plum Creek Timber Co. Inc.[b]	1,110,839	50,432,091
Potlatch Corp.	278,036	11,352,210
Public Storage	983,125	164,152,381
Rayonier Inc.[b]	858,913	40,386,089
RLJ Lodging Trust	839,615	21,208,675
Ryman Hospitality Properties Inc.	355,335	13,115,415
Senior Housing Properties Trust[b]	1,282,578	31,602,722

Security	Shares	Value

Sovran Self Storage Inc.	215,074	$16,451,010
Sunstone Hotel Investors Inc.	1,114,959	14,773,207
Ventas Inc.	1,995,331	130,175,394
Weyerhaeuser Co.	3,981,135	121,026,504

		1,411,393,744

TOTAL COMMON STOCKS
(Cost: $4,474,428,000)		4,153,382,597

SHORT-TERM INVESTMENTS — 7.28%

MONEY MARKET FUNDS — 7.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	285,935,295	285,935,295
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	16,617,692	16,617,692
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	68,199	68,199

		302,621,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $302,621,186)		302,621,186

TOTAL INVESTMENTS IN SECURITIES — 107.16%
(Cost: $4,777,049,186)		4,456,003,783
Other Assets, Less Liabilities — (7.16)%		(297,787,334)

NET ASSETS — 100.00%		$4,158,216,449

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.05%
Spirit AeroSystems Holdings Inc. Class Aa	4,636	$123,735

		123,735
AIR FREIGHT & LOGISTICS — 1.37%
C.H. Robinson Worldwide Inc.	6,176	368,954
Expeditors International of Washington Inc.	7,929	359,105
United Parcel Service Inc. Class B	27,870	2,737,949

		3,466,008
AUTO COMPONENTS — 0.79%
Autoliv Inc.	3,668	327,296
BorgWarner Inc.	4,435	457,382
Fuel Systems Solutions Inc.[a]	591	10,614
Johnson Controls Inc.	26,343	1,215,729

		2,011,021
AUTOMOBILES — 0.42%
Harley-Davidson Inc.	8,619	551,961
Tesla Motors Inc.[a,b]	3,194	510,848

		1,062,809
BEVERAGES — 2.14%
Coca-Cola Enterprises Inc.	10,025	418,343
PepsiCo Inc.	59,473	5,001,085

		5,419,428
BIOTECHNOLOGY — 4.12%
Amgen Inc.	28,843	3,345,788
Biogen Idec Inc.[a]	9,129	2,229,211
Cepheid Inc.[a]	2,602	105,953
Gilead Sciences Inc.[a]	58,663	4,164,486
Vertex Pharmaceuticals Inc.[a]	8,514	607,389

		10,452,827
BUILDING PRODUCTS — 0.27%
A.O. Smith Corp.	3,060	158,049
Apogee Enterprises Inc.	1,120	35,034
Masco Corp.	13,770	290,960
Owens Corning[a]	4,336	155,792
Simpson Manufacturing Co. Inc.	1,586	56,224

		696,059
CAPITAL MARKETS — 3.28%
Bank of New York Mellon Corp. (The)	44,636	1,419,425
BlackRock Inc.[c]	5,190	1,561,204

Security	Shares	Value

Charles Schwab Corp. (The)	44,302	$1,003,440
Franklin Resources Inc.	15,944	858,744
Invesco Ltd.	17,109	577,429
Legg Mason Inc.	4,318	166,113
Northern Trust Corp.	8,740	493,111
State Street Corp.	17,539	1,228,957
T. Rowe Price Group Inc.	9,973	772,010
TD Ameritrade Holding Corp.	8,442	230,129

		8,310,562
CHEMICALS — 2.48%
Air Products and Chemicals Inc.	8,012	873,388
Albemarle Corp.	3,366	222,795
Eastman Chemical Co.	5,970	470,376
Ecolab Inc.	10,245	1,085,970
H.B. Fuller Co.	1,918	91,815
International Flavors & Fragrances Inc.	3,134	259,025
Minerals Technologies Inc.	1,338	75,771
Mosaic Co. (The)	11,421	523,653
Praxair Inc.	11,374	1,418,451
Sherwin-Williams Co. (The)	3,372	633,936
Sigma-Aldrich Corp.	4,620	399,307
Valspar Corp. (The)	3,243	226,913

		6,281,400
COMMERCIAL BANKS — 3.02%
Bank of Hawaii Corp.	1,708	99,030
BB&T Corp.	26,985	916,680
Cathay General Bancorp	2,850	70,195
CIT Group Inc.[a]	7,372	355,036
Comerica Inc.	7,199	311,717
Heartland Financial USA Inc.	517	13,695
International Bancshares Corp.	2,101	48,008
KeyCorp	35,398	443,537
M&T Bank Corp.	4,472	503,234
Old National Bancorp	3,844	55,892
PNC Financial Services Group Inc. (The)[c]	20,361	1,497,144
Popular Inc.[a]	3,999	100,975
Regions Financial Corp.	54,352	523,410
U.S. Bancorp	71,134	2,657,566
Umpqua Holdings Corp.	4,259	69,720

		7,665,839
COMMERCIAL SERVICES & SUPPLIES — 0.29%
Deluxe Corp.	1,977	93,097
Herman Miller Inc.	2,230	67,658

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2013

Security	Shares	Value

HNI Corp.	1,764	$68,531
Interface Inc.	2,542	51,475
Iron Mountain Inc.	5,519	146,474
Knoll Inc.	1,896	31,132
R.R. Donnelley & Sons Co.	6,996	129,916
Steelcase Inc. Class A	3,417	56,005
Team Inc.[a,b]	750	27,968
Tetra Tech Inc.[a,b]	2,527	66,031

		738,287
COMMUNICATIONS EQUIPMENT — 3.94%
Cisco Systems Inc.	205,536	4,624,560
Motorola Solutions Inc.	9,402	587,813
Plantronics Inc.	1,670	71,710
Polycom Inc.[a]	6,722	69,909
QUALCOMM Inc.	66,450	4,616,281
Tellabs Inc.	12,727	31,054

		10,001,327
COMPUTERS & PERIPHERALS — 1.77%
EMC Corp.	80,794	1,944,711
Hewlett-Packard Co.	74,763	1,821,974
Lexmark International Inc. Class A	2,407	85,569
Seagate Technology PLC	12,410	604,119
Silicon Graphics International Corp.[a,b]	1,119	14,290
Super Micro Computer Inc.[a]	1,237	17,219

		4,487,882
CONSTRUCTION & ENGINEERING — 0.15%
EMCOR Group Inc.	2,607	96,616
Granite Construction Inc.	1,444	46,713
Quanta Services Inc.[a]	8,059	243,462

		386,791
CONSUMER FINANCE — 1.61%
American Express Co.	38,027	3,110,608
Discover Financial Services	18,860	978,457

		4,089,065
CONTAINERS & PACKAGING — 0.60%
Avery Dennison Corp.	3,816	179,810
Ball Corp.	5,414	264,690
Bemis Co. Inc.	3,975	158,602
MeadWestvaco Corp.	6,814	237,468
Rock-Tenn Co. Class A	2,759	295,241
Sealed Air Corp.	7,189	216,964
Sonoco Products Co.	3,903	158,618

		1,511,393

Security	Shares	Value

DISTRIBUTORS — 0.38%
Genuine Parts Co.	5,959	$469,748
LKQ Corp.[a]	11,464	378,656
Pool Corp.	1,807	98,265
Weyco Group Inc.	214	6,148

		952,817
DIVERSIFIED CONSUMER SERVICES — 0.03%
DeVry Inc.	2,166	77,759

		77,759
DIVERSIFIED FINANCIAL SERVICES — 0.75%
CME Group Inc.	12,198	905,214
IntercontinentalExchange Inc.[a,b]	2,798	539,259
NYSE Euronext Inc.	9,357	411,895
PHH Corp.[a]	2,067	49,711

		1,906,079
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.54%
CenturyLink Inc.	23,422	793,069
Cincinnati Bell Inc.[a]	7,492	21,427
Frontier Communications Corp.[b]	38,467	169,640
Level 3 Communications Inc.[a,b]	5,962	182,139
Windstream Holdings Inc.	22,764	194,632

		1,360,907
ELECTRIC UTILITIES — 0.42%
Cleco Corp.	2,320	107,509
ITC Holdings Corp.	2,015	202,689
MGE Energy Inc.	872	49,102
Northeast Utilities	12,082	518,197
Pepco Holdings Inc.	9,536	183,854

		1,061,351
ELECTRICAL EQUIPMENT — 0.28%
Brady Corp. Class A	1,817	53,038
General Cable Corp.	1,897	62,468
Rockwell Automation Inc.	5,377	593,675

		709,181
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Corning Inc.	56,728	969,482
Flextronics International Ltd.[a]	23,998	189,344
Itron Inc.[a]	1,499	63,962
Molex Inc.	2,550	98,430

		1,321,218
ENERGY EQUIPMENT & SERVICES — 1.26%
Baker Hughes Inc.	16,991	987,007
FMC Technologies Inc.[a]	9,134	461,724

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2013

Security	Shares	Value

Geospace Technologies Corp.[a]	481	$46,859
National Oilwell Varco Inc.	16,432	1,333,950
Noble Corp.	9,760	367,952

		3,197,492
FOOD & STAPLES RETAILING — 1.59%
Costco Wholesale Corp.	16,782	1,980,276
Safeway Inc.	9,286	324,081
Sysco Corp.	22,823	738,096
United Natural Foods Inc.[a]	1,906	136,184
Whole Foods Market Inc.	13,542	854,906

		4,033,543
FOOD PRODUCTS — 3.00%
Bunge Ltd.	5,644	463,542
Campbell Soup Co.	7,833	333,451
Darling International Inc.[a]	4,576	106,484
General Mills Inc.	24,792	1,250,013
Green Mountain Coffee Roasters Inc.[a,b]	4,887	306,952
Hain Celestial Group Inc.[a,b]	1,541	128,257
Hillshire Brands Co.	4,751	155,975
J.M. Smucker Co. (The)	4,125	458,741
Kellogg Co.	9,902	626,302
Kraft Foods Group Inc.	22,862	1,243,236
McCormick & Co. Inc. NVS	4,609	318,712
Mondelez International Inc. Class A	65,196	2,193,193
Tootsie Roll Industries Inc.[b]	777	24,864

		7,609,722
GAS UTILITIES — 0.60%
AGL Resources Inc.	4,545	217,524
National Fuel Gas Co.	2,735	195,689
New Jersey Resources Corp.	1,595	73,418
Northwest Natural Gas Co.	1,012	43,951
ONEOK Inc.	7,939	448,554
Piedmont Natural Gas Co.	2,931	100,064
Questar Corp.	6,758	159,894
UGI Corp.	4,367	180,663
WGL Holdings Inc.	1,973	88,805

		1,508,562
HEALTH CARE EQUIPMENT & SUPPLIES — 1.86%
Becton, Dickinson and Co.	7,470	785,321
Edwards Lifesciences Corp.[a]	4,356	283,968
Hologic Inc.[a,b]	10,354	231,826
IDEXX Laboratories Inc.[a,b]	2,073	223,594
Invacare Corp.	1,156	24,819
Medtronic Inc.	39,074	2,242,847

Security	Shares	Value

St. Jude Medical Inc.	10,907	$625,953
Varian Medical Systems Inc.[a]	4,183	303,602

		4,721,930
HEALTH CARE PROVIDERS & SERVICES — 1.58%
Cigna Corp.	10,973	844,701
Emeritus Corp.[a]	1,549	29,679
Health Management Associates Inc. Class Aa	9,960	127,687
Henry Schein Inc.[a]	3,356	377,315
Humana Inc.	6,057	558,153
Laboratory Corp. of America Holdings[a]	3,571	360,314
Molina Healthcare Inc.[a]	1,107	35,025
MWI Veterinary Supply Inc.[a,b]	464	73,609
Patterson Companies Inc.	3,284	139,603
Quest Diagnostics Inc.	6,070	363,654
Select Medical Holdings Corp.	1,662	14,094
Team Health Holdings Inc.[a,b]	2,642	114,768
WellPoint Inc.	11,551	979,525

		4,018,127
HEALTH CARE TECHNOLOGY — 0.26%
Cerner Corp.[a,b]	11,905	667,037

		667,037
HOTELS, RESTAURANTS & LEISURE — 2.84%
Choice Hotels International Inc.	1,230	57,306
Darden Restaurants Inc.	4,973	256,259
Jack in the Box Inc.[a,b]	1,609	65,454
Marriott International Inc. Class A	9,461	426,502
McDonald’s Corp.	38,557	3,721,521
Royal Caribbean Cruises Ltd.	5,924	249,045
Starbucks Corp.	28,794	2,333,754
Vail Resorts Inc.	1,368	96,375

		7,206,216
HOUSEHOLD DURABLES — 0.25%
Blyth Inc.[b]	399	5,510
CSS Industries Inc.	345	8,932
Ethan Allen Interiors Inc.	1,025	27,306
La-Z-Boy Inc.	1,985	45,814
Meritage Homes Corp.[a]	1,339	60,777
Mohawk Industries Inc.[a]	2,363	312,909
Tupperware Brands Corp.	2,026	181,631

		642,879
HOUSEHOLD PRODUCTS — 5.10%
Clorox Co. (The)	5,072	457,444
Colgate-Palmolive Co.	35,974	2,328,597

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2013

Security	Shares	Value

Kimberly-Clark Corp.	14,791	$1,597,428
Procter & Gamble Co. (The)	105,407	8,511,615
WD-40 Co.	579	41,972

		12,937,056
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.01%
Ormat Technologies Inc.[b]	632	16,476

		16,476
INDUSTRIAL CONGLOMERATES — 1.25%
3M Co.	25,217	3,173,560

		3,173,560
INSURANCE — 3.08%
ACE Ltd.	13,082	1,248,546
Aflac Inc.	17,930	1,165,091
Chubb Corp. (The)	9,932	914,539
Hartford Financial Services Group Inc. (The)	16,665	561,610
Marsh & McLennan Companies Inc.	21,169	969,540
PartnerRe Ltd.	1,975	197,915
Principal Financial Group Inc.	11,284	535,539
Progressive Corp. (The)	22,007	571,522
StanCorp Financial Group Inc.	1,695	99,835
Travelers Companies Inc. (The)	14,476	1,249,279
Willis Group Holdings PLC	6,368	287,006

		7,800,422
INTERNET & CATALOG RETAIL — 0.47%
Blue Nile Inc.[a,b]	480	19,714
HSN Inc.	1,431	74,984
Netflix Inc.[a]	1,943	626,579
NutriSystem Inc.	1,057	19,872
Shutterfly Inc.[a,b]	1,458	71,646
TripAdvisor Inc.[a]	4,516	373,518
Vitacost.com Inc.[a,b]	849	6,715

		1,193,028
INTERNET SOFTWARE & SERVICES — 5.66%
eBay Inc.[a]	44,920	2,367,733
Google Inc. Class Aa	10,427	10,745,858
Yahoo! Inc.[a]	37,472	1,233,953

		14,347,544
IT SERVICES — 3.56%
Automatic Data Processing Inc.	18,661	1,399,015
Convergys Corp.	4,053	80,006
International Business Machines Corp.	40,511	7,259,976

Security	Shares	Value

Teradata Corp.[a]	6,305	$277,862

		9,016,859
LEISURE EQUIPMENT & PRODUCTS — 0.37%
Callaway Golf Co.	2,732	23,031
Mattel Inc.	13,283	589,367
Polaris Industries Inc.	2,510	328,684

		941,082
LIFE SCIENCES TOOLS & SERVICES — 1.39%
Affymetrix Inc.[a,b]	2,609	18,446
Agilent Technologies Inc.	13,247	672,418
Illumina Inc.[a,b]	4,783	447,258
Life Technologies Corp.[a]	6,633	499,531
PAREXEL International Corp.[a,b]	2,177	99,511
TECHNE Corp.	1,335	116,666
Thermo Fisher Scientific Inc.	13,804	1,349,755
Waters Corp.[a]	3,296	332,632

		3,536,217
MACHINERY — 2.99%
CLARCOR Inc.	1,894	110,761
Cummins Inc.	6,932	880,503
Deere & Co.	14,177	1,160,246
Dover Corp.	6,608	606,548
Graco Inc.	2,352	181,716
Illinois Tool Works Inc.	16,456	1,296,568
Ingersoll-Rand PLC	11,494	776,190
Kadant Inc.	448	16,038
Lincoln Electric Holdings Inc.	3,038	210,351
Middleby Corp. (The)[a]	725	165,046
Nordson Corp.	2,212	159,463
Pall Corp.	4,291	345,511
Pentair Ltd. Registered	7,857	527,126
Snap-on Inc.	2,244	233,533
Tennant Co.	672	40,784
Timken Co. (The)	3,148	166,246
WABCO Holdings Inc.[a]	2,418	207,174
Wabtec Corp.	3,710	241,855
Xylem Inc.	7,093	244,709

		7,570,368
MEDIA — 2.49%
Cablevision NY Group Class A	7,355	114,370
Discovery Communications Inc. Series Aa	5,622	499,908
Discovery Communications Inc. Series C NVS[a,b]	3,558	294,282

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2013

Security	Shares	Value

DreamWorks Animation SKG Inc. Class Aa,b	2,642	$90,462
John Wiley & Sons Inc. Class A	1,831	92,081
Liberty Global PLC Series Aa	7,712	604,389
Liberty Global PLC Series C NVS[a]	6,065	454,026
New York Times Co. (The) Class Ab	5,195	71,847
Scholastic Corp.	1,067	30,612
Scripps Networks Interactive Inc. Class A	3,273	263,477
Time Warner Cable Inc.	11,190	1,344,479
Time Warner Inc.	35,850	2,464,329

		6,324,262
METALS & MINING — 0.48%
Alcoa Inc.	41,024	380,293
Compass Minerals International Inc.	1,268	94,428
Nucor Corp.	12,221	632,681
Schnitzer Steel Industries Inc. Class A	986	28,633
Worthington Industries Inc.	2,069	83,877

		1,219,912
MULTI-UTILITIES — 0.74%
Avista Corp.	2,275	63,222
CenterPoint Energy Inc.	15,666	385,383
Consolidated Edison Inc.	11,276	656,489
Integrys Energy Group Inc.	3,057	179,385
MDU Resources Group Inc.	6,906	205,661
NiSource Inc.	12,004	378,366

		1,868,506
MULTILINE RETAIL — 0.33%
Kohl’s Corp.	8,118	461,102
Nordstrom Inc.	6,035	364,937

		826,039
OFFICE ELECTRONICS — 0.18%
Xerox Corp.	44,761	444,924

		444,924
OIL, GAS & CONSUMABLE FUELS — 4.40%
Clean Energy Fuels Corp.[a,b]	2,529	28,805
Denbury Resources Inc.[a]	14,343	272,374
Devon Energy Corp.	14,832	937,679
Energen Corp.	2,781	217,808
EOG Resources Inc.	10,463	1,866,599
EQT Corp.	5,790	495,682
Hess Corp.	11,882	964,818
Marathon Petroleum Corp.	12,490	895,033

Security	Shares	Value

Newfield Exploration Co.[a]	5,225	$159,101
Noble Energy Inc.	13,746	1,029,988
Phillips 66	22,624	1,457,664
Pioneer Natural Resources Co.	5,252	1,075,505
QEP Resources Inc.	6,881	227,486
Quicksilver Resources Inc.[a,b]	4,034	8,633
Southwestern Energy Co.[a]	13,518	503,140
Spectra Energy Corp.	25,735	915,394
Ultra Petroleum Corp.[a,b]	5,831	107,057

		11,162,766
PAPER & FOREST PRODUCTS — 0.05%
Domtar Corp.	1,329	112,579
Wausau Paper Corp.	1,508	17,644

		130,223
PERSONAL PRODUCTS — 0.47%
Avon Products Inc.	16,667	291,673
Estee Lauder Companies Inc. (The) Class A	9,187	651,910
Nu Skin Enterprises Inc. Class A	2,022	236,432

		1,180,015
PHARMACEUTICALS — 7.51%
Bristol-Myers Squibb Co.	63,170	3,317,688
Endo Health Solutions Inc.[a,b]	4,306	188,301
Hospira Inc.[a]	6,359	257,667
Johnson & Johnson	108,027	10,004,381
Merck & Co. Inc.	116,130	5,236,302
VIVUS Inc.[a,b]	3,647	34,245

		19,038,584
PROFESSIONAL SERVICES — 0.42%
Corporate Executive Board Co. (The)	1,303	94,989
Dun & Bradstreet Corp. (The)	1,530	166,449
ICF International Inc.[a,b]	772	26,727
IHS Inc. Class Aa,b	2,283	248,961
Kelly Services Inc. Class A	1,133	23,634
Manpowergroup Inc.	2,962	231,332
Robert Half International Inc.	5,349	206,097
RPX Corp.[a]	1,074	19,182
TrueBlue Inc.[a]	1,463	36,136

		1,053,507
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.26%
American Tower Corp.	15,209	1,206,834
AvalonBay Communities Inc.	4,726	590,986
Boston Properties Inc.	5,842	604,647

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2013

Security	Shares	Value

Corporate Office Properties Trust	3,294	$81,032
Digital Realty Trust Inc.[b]	4,925	234,726
Duke Realty Corp.	12,388	205,269
Equity Residential	13,164	689,267
Federal Realty Investment Trust	2,509	259,932
HCP Inc.[b]	17,478	725,337
Host Hotels & Resorts Inc.	28,684	532,088
Liberty Property Trust	5,471	203,467
Macerich Co. (The)	5,298	313,695
Plum Creek Timber Co. Inc.	6,733	305,678
Potlatch Corp.	1,538	62,797
Prologis Inc.	19,160	765,442
UDR Inc.	9,619	238,647
Vornado Realty Trust	6,460	575,328
Weyerhaeuser Co.	22,177	674,181

		8,269,353
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.21%
CBRE Group Inc. Class Aa	10,810	251,116
Forest City Enterprises Inc. Class Aa,b	5,392	109,242
Jones Lang LaSalle Inc.	1,705	162,316

		522,674
ROAD & RAIL — 1.09%
Arkansas Best Corp.	966	26,440
CSX Corp.	39,302	1,024,210
Genesee & Wyoming Inc. Class Aa	1,774	177,116
Hertz Global Holdings Inc.[a]	15,425	354,158
Norfolk Southern Corp.	12,117	1,042,304
Ryder System Inc.	2,002	131,792

		2,756,020
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.31%
Advanced Micro Devices Inc.[a,b]	23,134	77,268
Analog Devices Inc.	11,857	584,550
Applied Materials Inc.	46,210	824,848
Entegris Inc.[a]	5,430	56,201
Intel Corp.	191,178	4,670,479
Lam Research Corp.[a]	6,273	340,185
SunPower Corp.[a,b]	1,642	49,572
Texas Instruments Inc.	42,656	1,794,964

		8,398,067
SOFTWARE — 2.05%
Adobe Systems Inc.[a]	18,338	993,919
Advent Software Inc.	1,848	62,000

Security	Shares	Value

Autodesk Inc.[a]	8,626	$344,264
CA Inc.	12,235	388,584
Compuware Corp.	8,281	88,441
Electronic Arts Inc.[a]	11,610	304,762
FactSet Research Systems Inc.[b]	1,599	174,195
Intuit Inc.	10,848	774,656
Red Hat Inc.[a]	7,311	316,347
Salesforce.com Inc.[a]	21,553	1,150,068
Symantec Corp.	26,790	609,205

		5,206,441
SPECIALTY RETAIL — 4.07%
ANN INC.[a]	1,838	64,992
Bed Bath & Beyond Inc.[a]	8,462	654,282
Best Buy Co. Inc.	10,467	447,988
Brown Shoe Co. Inc.	1,615	36,241
Buckle Inc. (The)	1,098	53,736
CarMax Inc.[a]	8,649	406,416
Foot Locker Inc.	5,746	199,386
GameStop Corp. Class A	4,554	249,650
Gap Inc. (The)	11,633	430,305
Home Depot Inc. (The)	56,180	4,375,860
Men’s Wearhouse Inc. (The)	1,843	77,959
New York & Co. Inc.[a]	1,221	6,251
Office Depot Inc.[a]	9,261	51,769
OfficeMax Inc.	3,420	51,232
PetSmart Inc.	3,761	273,650
Pier 1 Imports Inc.	3,720	77,674
Staples Inc.	25,565	412,108
Tiffany & Co.	4,919	389,437
TJX Companies Inc. (The)	27,681	1,682,728
Tractor Supply Co.	5,354	382,008

		10,323,672
TEXTILES, APPAREL & LUXURY GOODS — 1.45%
Columbia Sportswear Co.	536	35,842
Deckers Outdoor Corp.[a,b]	1,339	92,163
Nike Inc. Class B	27,523	2,085,142
PVH Corp.	3,110	387,413
Under Armour Inc. Class Aa,b	3,077	249,699
VF Corp.	3,369	724,335
Wolverine World Wide Inc.	1,935	111,727

		3,686,321
THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp Inc.	16,940	274,597
People’s United Financial Inc.	12,671	182,843

		457,440

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

October 31, 2013

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.55%
Fastenal Co.	10,838	$539,732
Houston Wire & Cable Co.	668	9,265
United Rentals Inc.[a]	3,615	233,493
W.W. Grainger Inc.	2,275	611,907

		1,394,397
TRANSPORTATION INFRASTRUCTURE — 0.02%
Wesco Aircraft Holdings Inc.[a,b]	2,344	42,942

		42,942
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
Leap Wireless International Inc.[a]	2,028	32,651
SBA Communications Corp. Class Aa	4,898	428,428
Sprint Corp.[a]	36,517	245,759

		706,838

TOTAL COMMON STOCKS
(Cost: $186,300,640)		253,244,768

SHORT-TERM INVESTMENTS — 2.57%

MONEY MARKET FUNDS — 2.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,135,090	5,135,090
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	298,436	298,436
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,096,763	1,096,763

		6,530,289

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,530,289)		6,530,289

Value

TOTAL INVESTMENTS IN SECURITIES — 102.45%
(Cost: $192,830,929)	$259,775,057
Other Assets, Less Liabilities — (2.45)%	(6,220,870)

NET ASSETS — 100.00%	$253,554,187

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.93%
Rockwell Collins Inc.	62,840	$4,388,117

		4,388,117
AIR FREIGHT & LOGISTICS — 0.86%
Expeditors International of Washington Inc.	43,466	1,968,575

		1,968,575
AUTO COMPONENTS — 0.32%
Johnson Controls Inc.	15,606	720,217

		720,217
AUTOMOBILES — 0.77%
Ford Motor Co.	39,331	672,953
Tesla Motors Inc.[a]	6,807	1,088,712

		1,761,665
BEVERAGES — 1.04%
Coca-Cola Enterprises Inc.	56,888	2,373,936

		2,373,936
BIOTECHNOLOGY — 1.12%
Gilead Sciences Inc.[a]	31,004	2,200,974
Vertex Pharmaceuticals Inc.[a]	4,977	355,059

		2,556,033
BUILDING PRODUCTS — 0.89%
Masco Corp.	96,356	2,036,002

		2,036,002
CAPITAL MARKETS — 3.35%
Bank of New York Mellon Corp. (The)	21,158	672,825
BlackRock Inc.[b]	768	231,022
Franklin Resources Inc.	8,813	474,668
Legg Mason Inc.	7,489	288,102
Northern Trust Corp.	92,766	5,233,858
State Street Corp.	10,532	737,977

		7,638,452
CHEMICALS — 4.65%
Ecolab Inc.	53,170	5,636,020
Sigma-Aldrich Corp.	57,372	4,958,662

		10,594,682
COMMERCIAL BANKS — 0.84%
M&T Bank Corp.	13,600	1,530,408
PNC Financial Services Group Inc. (The)[b]	5,193	381,841

		1,912,249

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.45%
Cisco Systems Inc.	125,811	$2,830,748
Motorola Solutions Inc.	16,887	1,055,775
QUALCOMM Inc.	24,334	1,690,483

		5,577,006
COMPUTERS & PERIPHERALS — 3.42%
Apple Inc.	11,786	6,156,417
Hewlett-Packard Co.	66,852	1,629,183

		7,785,600
CONSUMER FINANCE — 3.23%
American Express Co.	89,926	7,355,947

		7,355,947
CONTAINERS & PACKAGING — 1.95%
Ball Corp.	91,014	4,449,675

		4,449,675
DIVERSIFIED FINANCIAL SERVICES — 0.33%
IntercontinentalExchange Inc.[a,c]	3,876	747,022

		747,022
ELECTRIC UTILITIES — 3.22%
NextEra Energy Inc.	86,565	7,336,384

		7,336,384
ELECTRICAL EQUIPMENT — 2.91%
Eaton Corp. PLC	94,019	6,633,981

		6,633,981
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.20%
Corning Inc.	26,381	450,851

		450,851
ENERGY EQUIPMENT & SERVICES — 0.76%
FMC Technologies Inc.[a,c]	26,419	1,335,481
National Oilwell Varco Inc.	4,896	397,457

		1,732,938
FOOD & STAPLES RETAILING — 1.11%
Sysco Corp.	20,760	671,379
Whole Foods Market Inc.	29,571	1,866,817

		2,538,196
FOOD PRODUCTS — 2.71%
Campbell Soup Co.	39,482	1,680,749
General Mills Inc.	43,495	2,193,018
Green Mountain Coffee Roasters Inc.[a,c]	7,647	480,308
Kellogg Co.	17,712	1,120,284
Mondelez International Inc. Class A	20,590	692,647

		6,167,006

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2013

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.98%
Becton, Dickinson and Co.	33,439	$3,515,442
Medtronic Inc.	17,243	989,748

		4,505,190
HEALTH CARE PROVIDERS & SERVICES — 2.72%
Cigna Corp.	4,394	338,250
Henry Schein Inc.[a,c]	11,322	1,272,932
Patterson Companies Inc.	108,076	4,594,311

		6,205,493
HOTELS, RESTAURANTS & LEISURE — 2.49%
Marriott International Inc. Class A	12,028	542,222
McDonald’s Corp.	28,949	2,794,158
Starbucks Corp.	28,895	2,341,940

		5,678,320
HOUSEHOLD DURABLES — 0.51%
Mohawk Industries Inc.[a]	8,723	1,155,100

		1,155,100
HOUSEHOLD PRODUCTS — 2.32%
Clorox Co. (The)	12,056	1,087,331
Procter & Gamble Co. (The)	51,939	4,194,074

		5,281,405
INSURANCE — 8.22%
ACE Ltd.	56,426	5,385,298
Chubb Corp. (The)	2,517	231,765
Marsh & McLennan Companies Inc.	153,459	7,028,422
Principal Financial Group Inc.	10,785	511,856
Travelers Companies Inc. (The)	64,591	5,574,203

		18,731,544
INTERNET SOFTWARE & SERVICES — 1.96%
Google Inc. Class Aa,c	4,329	4,461,381

		4,461,381
IT SERVICES — 4.38%
Accenture PLC Class A	48,279	3,548,506
International Business Machines Corp.	33,213	5,952,102
Teradata Corp.[a]	11,057	487,282

		9,987,890
LEISURE EQUIPMENT & PRODUCTS — 0.52%
Mattel Inc.	26,790	1,188,672

		1,188,672
LIFE SCIENCES TOOLS & SERVICES — 3.03%
Agilent Technologies Inc.	68,802	3,492,389
Waters Corp.[a]	33,854	3,416,546

		6,908,935

Security	Shares	Value

MACHINERY — 2.46%
Cummins Inc.	15,372	$1,952,551
Deere & Co.	25,600	2,095,104
Xylem Inc.	45,500	1,569,750

		5,617,405
MEDIA — 2.09%
Discovery Communications Inc. Series Aa	6,563	583,582
Discovery Communications Inc. Series C NVS[a]	2,860	236,551
Scripps Networks Interactive Inc. Class A	16,824	1,354,332
Time Warner Cable Inc.	21,480	2,580,822

		4,755,287
MULTI-UTILITIES — 1.42%
PG&E Corp.	77,289	3,234,545

		3,234,545
MULTILINE RETAIL — 0.09%
Nordstrom Inc.	3,553	214,850

		214,850
OFFICE ELECTRONICS — 0.33%
Xerox Corp.	76,262	758,044

		758,044
OIL, GAS & CONSUMABLE FUELS — 7.15%
Denbury Resources Inc.[a,c]	126,878	2,409,413
Devon Energy Corp.	19,219	1,215,025
EOG Resources Inc.	5,853	1,044,175
EQT Corp.	4,104	351,343
Hess Corp.	35,370	2,872,044
Marathon Oil Corp.	24,079	849,026
Noble Energy Inc.	4,783	358,390
Phillips 66	3,779	243,481
Pioneer Natural Resources Co.	6,320	1,294,210
Spectra Energy Corp.	159,372	5,668,862

		16,305,969
PERSONAL PRODUCTS — 0.46%
Estee Lauder Companies Inc. (The) Class A	14,742	1,046,092

		1,046,092
PHARMACEUTICALS — 1.95%
Johnson & Johnson	2,688	248,936
Merck & Co. Inc.	77,337	3,487,125
Zoetis Inc.	22,244	704,245

		4,440,306

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

October 31, 2013

Security	Shares	Value

PROFESSIONAL SERVICES — 0.10%
IHS Inc. Class Aa,c	2,064	$225,079

		225,079
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.21%
Digital Realty Trust Inc.[c]	3,406	162,330
Liberty Property Trust[c]	87,524	3,255,017
Prologis Inc.	92,328	3,688,504
Vornado Realty Trust	2,467	219,711

		7,325,562
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.77%
CBRE Group Inc. Class Aa	75,471	1,753,191

		1,753,191
ROAD & RAIL — 1.09%
Norfolk Southern Corp.	28,883	2,484,516

		2,484,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.30%
Applied Materials Inc.	82,444	1,471,625
Intel Corp.	108,060	2,639,906
Texas Instruments Inc.	26,606	1,119,581

		5,231,112
SOFTWARE — 5.35%
Autodesk Inc.[a]	18,264	728,916
CA Inc.	31,588	1,003,235
Microsoft Corp.	171,704	6,069,736
Oracle Corp.	84,085	2,816,848
Salesforce.com Inc.[a,c]	6,410	342,038
Symantec Corp.	54,183	1,232,121

		12,192,894
SPECIALTY RETAIL — 1.93%
Best Buy Co. Inc.	7,511	321,471
CarMax Inc.[a]	6,480	304,495
Gap Inc. (The)	34,498	1,276,081
Staples Inc.	34,252	552,142
Tiffany & Co.	24,477	1,937,844

		4,392,033
TEXTILES, APPAREL & LUXURY GOODS — 2.74%
Nike Inc. Class B	70,748	5,359,869
PVH Corp.	7,185	895,035

		6,254,904

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.21%
W.W. Grainger Inc.	1,798	$483,608

		483,608

TOTAL COMMON STOCKS
(Cost: $176,291,332)		227,543,861

SHORT-TERM INVESTMENTS — 2.47%

MONEY MARKET FUNDS — 2.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	3,676,030	3,676,030
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	213,640	213,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	1,725,345	1,725,345

		5,615,015

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,615,015)		5,615,015

TOTAL INVESTMENTS IN SECURITIES — 102.31%
(Cost: $181,906,347)		233,158,876
Other Assets, Less Liabilities — (2.31)%		(5,256,154)

NET ASSETS — 100.00%		$227,902,722

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

DIVERSIFIED REITs — 6.48%
Liberty Property Trust	1,167,480	$43,418,581
Vornado Realty Trust	1,406,057	125,223,437

		168,642,018
INDUSTRIAL REITs — 6.32%
Prologis Inc.	4,118,085	164,517,496

		164,517,496
OFFICE REITs — 13.31%
Alexandria Real Estate Equities Inc.[a]	582,197	38,296,919
Boston Properties Inc.	1,254,234	129,813,219
Digital Realty Trust Inc.[a]	1,061,420	50,587,277
Douglas Emmett Inc.[a]	1,095,952	27,322,083
Highwoods Properties Inc.[a]	737,963	28,485,372
SL Green Realty Corp.[a]	758,576	71,738,532

		346,243,402
RESIDENTIAL REITs — 16.97%
American Campus Communities Inc.[a]	866,038	29,930,273
AvalonBay Communities Inc.	1,005,232	125,704,262
Camden Property Trust[a]	701,230	45,018,966
Equity Residential	2,649,431	138,724,207
Essex Property Trust Inc.	314,073	50,565,753
UDR Inc.[a]	2,072,530	51,419,469

		441,362,930
RETAIL REITs — 26.70%
Federal Realty Investment Trust[a]	539,275	55,868,890
General Growth Properties Inc.	4,578,607	97,203,827
Kimco Realty Corp.	3,378,566	72,571,598
Macerich Co. (The)	1,136,504	67,292,402
Realty Income Corp.[a]	1,625,128	67,686,581
Regency Centers Corp.[a]	757,161	39,114,937
Simon Property Group Inc.	1,316,292	203,432,928
Tanger Factory Outlet Centers Inc.[a]	780,390	27,196,591
Taubman Centers Inc.	527,077	34,676,396
Weingarten Realty Investors[a]	926,305	29,391,658

		694,435,808
SPECIALIZED REITs — 29.98%
HCP Inc.	3,756,564	155,897,406
Health Care REIT Inc.	2,350,990	152,461,701
Host Hotels & Resorts Inc.[a]	6,155,541	114,185,286

Security	Shares	Value

Public Storage	1,193,226	$199,232,945
Ventas Inc.	2,423,170	158,087,611

		779,864,949

TOTAL COMMON STOCKS
(Cost: $2,426,409,182)		2,595,066,603

SHORT-TERM INVESTMENTS — 7.56%

MONEY MARKET FUNDS — 7.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	181,455,447	181,455,447
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	10,545,640	10,545,640
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,635,966	4,635,966

		196,637,053

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,637,053)		196,637,053

TOTAL INVESTMENTS IN SECURITIES — 107.32%
(Cost: $2,623,046,235)		2,791,703,656
Other Assets, Less Liabilities — (7.32)%		(190,287,340)

NET ASSETS — 100.00%		$2,601,416,316

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2013

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

ASSETS
Investments, at cost:
Unaffiliated	$853,342,241	$376,734,029	$358,475,018
Affiliated (Note 2)	15,225,675	15,351,656	12,172,407

Total cost of investments	$868,567,916	$392,085,685	$370,647,425

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$789,851,018	$461,738,733	$472,672,500
Affiliated (Note 2)	15,225,675	15,351,656	12,172,407

Total fair value of investments	805,076,693	477,090,389	484,844,907
Receivables:
Dividends and interest	762,150	734,089	156,799
Capital shares sold	97,715	—	—

Total Assets	805,936,558	477,824,478	485,001,706

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	14,596,128	14,738,821	11,711,222
Capital shares redeemed	45,142	—	—
Investment advisory fees (Note 2)	281,044	175,946	172,500

Total Liabilities	14,922,314	14,914,767	11,883,722

NET ASSETS	$791,014,244	$462,909,711	$473,117,984

Net assets consist of:
Paid-in capital	$912,863,486	$385,357,663	$376,951,813
Undistributed net investment income	1,283,325	1,078,948	117,757
Accumulated net realized loss	(59,641,344)	(8,531,604)	(18,149,068)
Net unrealized appreciation (depreciation)	(63,491,223)	85,004,704	114,197,482

NET ASSETS	$791,014,244	$462,909,711	$473,117,984

Shares outstanding[b]	10,250,000	4,950,000	4,100,000

Net asset value per share	$77.17	$93.52	$115.39

[a]	Securities on loan with values of $14,205,975, $14,417,223 and $11,432,321, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares U.S. Financial Services ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,209,196,771	$1,278,589,219	$529,042,388
Affiliated (Note 2)	67,089,885	45,971,284	31,850,180

Total cost of investments	$1,276,286,656	$1,324,560,503	$560,892,568

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,281,767,398	$1,446,714,609	$557,425,870
Affiliated (Note 2)	70,674,236	45,971,284	34,635,824

Total fair value of investments	1,352,441,634	1,492,685,893	592,061,694
Receivables:
Dividends and interest	792,327	1,363,043	306,844

Total Assets	1,353,233,961	1,494,048,936	592,368,538

LIABILITIES
Payables:
Investment securities purchased	—	1,972,836	—
Collateral for securities on loan (Note 5)	39,359,719	43,088,933	9,985,291
Investment advisory fees (Note 2)	488,445	535,095	225,309

Total Liabilities	39,848,164	45,596,864	10,210,600

NET ASSETS	$1,313,385,797	$1,448,452,072	$582,157,938

Net assets consist of:
Paid-in capital	$1,350,118,956	$1,253,377,304	$629,559,134
Undistributed net investment income	1,926,371	1,117,349	733,580
Undistributed net realized gain (accumulated net realized loss)	(114,814,508)	25,832,029	(79,303,902)
Net unrealized appreciation	76,154,978	168,125,390	31,169,126

NET ASSETS	$1,313,385,797	$1,448,452,072	$582,157,938

Shares outstanding[b]	17,300,000	15,350,000	7,600,000

Net asset value per share	$75.92	$94.36	$76.60

[a]	Securities on loan with values of $38,433,834, $42,147,960 and $9,755,514, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares U.S. Real Estate ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,474,428,000	$184,058,062	$175,852,353
Affiliated (Note 2)	302,621,186	8,772,867	6,053,994

Total cost of investments	$4,777,049,186	$192,830,929	$181,906,347

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,153,382,597	$250,186,420	$226,930,998
Affiliated (Note 2)	302,621,186	9,588,637	6,227,878

Total fair value of investments	4,456,003,783	259,775,057	233,158,876
Cash	—	7,428	17,727
Receivables:
Dividends and interest	5,271,941	221,023	259,442
Capital shares sold	11,839,299	—	—

Total Assets	4,473,115,023	260,003,508	233,436,045

LIABILITIES
Payables:
Investment securities purchased	—	911,570	1,548,845
Collateral for securities on loan (Note 5)	302,552,987	5,433,526	3,889,670
Capital shares redeemed	10,705,359	—	—
Due to custodian	1,464	—	—
Investment advisory fees (Note 2)	1,638,764	104,225	94,808

Total Liabilities	314,898,574	6,449,321	5,533,323

NET ASSETS	$4,158,216,449	$253,554,187	$227,902,722

Net assets consist of:
Paid-in capital	$4,488,213,972	$189,327,588	$187,571,909
Undistributed (distributions in excess of) net investment income	(14,853,283)	272,221	370,151
Undistributed net realized gain (accumulated net realized loss)	5,901,163	(2,989,750)	(11,291,867)
Net unrealized appreciation (depreciation)	(321,045,403)	66,944,128	51,252,529

NET ASSETS	$4,158,216,449	$253,554,187	$227,902,722

Shares outstanding[b]	62,800,000	3,850,000	3,100,000

Net asset value per share	$66.21	$65.86	$73.52

[a]	Securities on loan with values of $295,396,175, $5,303,057 and $3,808,565, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

iShares Cohen & Steers REIT ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,426,409,182
Affiliated (Note 2)	196,637,053

Total cost of investments	$2,623,046,235

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,595,066,603
Affiliated (Note 2)	196,637,053

Total fair value of investments	2,791,703,656
Receivables:
Dividends and interest	2,490,626

Total Assets	2,794,194,282

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	192,001,087
Investment advisory fees (Note 2)	776,879

Total Liabilities	192,777,966

NET ASSETS	$2,601,416,316

Net assets consist of:
Paid-in capital	$2,906,160,709
Distributions in excess of net investment income	(5,858,206)
Accumulated net realized loss	(467,543,608)
Net unrealized appreciation	168,657,421

NET ASSETS	$2,601,416,316

Shares outstanding[b]	32,650,000

Net asset value per share	$79.68

[a]	Securities on loan with a value of $187,647,845. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$7,610,258	$5,675,544	$2,711,818
Interest — affiliated (Note 2)	10	7	7
Securities lending income — affiliated (Note 2)	75,088	47,759	24,199

Total investment income	7,685,356	5,723,310	2,736,024

EXPENSES
Investment advisory fees (Note 2)	1,293,994	1,070,001	967,235

Total expenses	1,293,994	1,070,001	967,235

Net investment income	6,391,362	4,653,309	1,768,789

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(57,553,034)	(331,417)	(1,430,585)
In-kind redemptions — unaffiliated	34,087,195	19,656,952	7,638,050

Net realized gain (loss)	(23,465,839)	19,325,535	6,207,465

Net change in unrealized appreciation/depreciation	83,810,026	11,613,165	54,639,945

Net realized and unrealized gain	60,344,187	30,938,700	60,847,410

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$66,735,549	$35,592,009	$62,616,199

[a]	Net of foreign withholding tax of $30,779, $ — and $2,032, respectively.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares U.S. Financial Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,529,170	$11,400,175	$4,232,473
Dividends — affiliated (Note 2)	327,977	—	263,263
Interest — affiliated (Note 2)	18	16	10
Securities lending income — affiliated (Note 2)	31,196	56,034	7,629

Total investment income	11,888,361	11,456,225	4,503,375

EXPENSES
Investment advisory fees (Note 2)	2,677,897	2,703,740	1,229,761

Total expenses	2,677,897	2,703,740	1,229,761

Net investment income	9,210,464	8,752,485	3,273,614

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,031,726)	(1,498,608)	(1,259,754)
Investments — affiliated (Note 2)	(27,599)	—	(9,438)
In-kind redemptions — unaffiliated	33,342,820	45,358,600	31,201,896
In-kind redemptions — affiliated (Note 2)	875,668	—	1,294,085

Net realized gain	24,159,163	43,859,992	31,226,789

Net change in unrealized appreciation/depreciation	66,410,581	140,436,737	32,699,113

Net realized and unrealized gain	90,569,744	184,296,729	63,925,902

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,780,208	$193,049,214	$67,199,516

[a]	Net of foreign withholding tax of $ —, $497 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares U.S. Real Estate ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$79,181,786	$2,304,828	$2,233,692
Dividends — affiliated (Note 2)	—	32,847	4,503
Interest — affiliated (Note 2)	146	4	3
Securities lending income — affiliated (Note 2)	357,912	11,171	5,350

Total investment income	79,539,844	2,348,850	2,243,548

EXPENSES
Investment advisory fees (Note 2)	10,425,516	579,449	546,256

Total expenses	10,425,516	579,449	546,256

Net investment income	69,114,328	1,769,401	1,697,292

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(91,059,144)	(476,388)	5,512,118
Investments — affiliated (Note 2)	—	(2,583)	(168)
In-kind redemptions — unaffiliated	135,121,306	5,167,938	1,126,764
In-kind redemptions — affiliated (Note 2)	—	—	3,023

Net realized gain	44,062,162	4,688,967	6,641,737

Net change in unrealized appreciation/depreciation	(572,187,752)	18,837,080	11,972,321

Net realized and unrealized gain (loss)	(528,125,590)	23,526,047	18,614,058

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(459,011,262)	$25,295,448	$20,311,350

[a]	Net of foreign withholding tax of $ —, $293 and $ —, respectively.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

iShares Cohen & Steers REIT ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$41,520,366
Interest — affiliated (Note 2)	51
Securities lending income — affiliated (Note 2)	239,188

Total investment income	41,759,605

EXPENSES
Investment advisory fees (Note 2)	5,025,678

Total expenses	5,025,678

Net investment income	36,733,927

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(34,372,892)
In-kind redemptions — unaffiliated	65,275,130

Net realized gain	30,902,238

Net change in unrealized appreciation/depreciation	(346,951,943)

Net realized and unrealized loss	(316,049,705)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(279,315,778)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,391,362	$11,538,165	$4,653,309	$8,936,363
Net realized gain (loss)	(23,465,839)	(24,349,995)	19,325,535	16,603,166
Net change in unrealized appreciation/depreciation	83,810,026	12,176,873	11,613,165	52,941,197

Net increase (decrease) in net assets resulting from operations	66,735,549	(634,957)	35,592,009	78,480,726

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,697,041)	(10,949,161)	(4,549,077)	(8,977,121)

Total distributions to shareholders	(5,697,041)	(10,949,161)	(4,549,077)	(8,977,121)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	484,000,654	320,168,018	4,588,444	101,540,536
Cost of shares redeemed	(261,003,837)	(396,318,651)	(67,333,909)	(90,544,438)

Net increase (decrease) in net assets from capital share transactions	222,996,817	(76,150,633)	(62,745,465)	10,996,098

INCREASE (DECREASE) IN NET ASSETS	284,035,325	(87,734,751)	(31,702,533)	80,499,703

NET ASSETS
Beginning of period	506,978,919	594,713,670	494,612,244	414,112,541

End of period	$791,014,244	$506,978,919	$462,909,711	$494,612,244

Undistributed net investment income included in net assets at end of period	$1,283,325	$589,004	$1,078,948	$974,716

SHARES ISSUED AND REDEEMED
Shares sold	6,500,000	4,700,000	50,000	1,250,000
Shares redeemed	(3,500,000)	(5,950,000)	(750,000)	(1,200,000)

Net increase (decrease) in shares outstanding	3,000,000	(1,250,000)	(700,000)	50,000

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Consumer Services ETF		iShares U.S. Financials ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,768,789	$4,863,842	$9,210,464	$10,202,958
Net realized gain (loss)	6,207,465	14,266,641	24,159,163	(1,369,408)
Net change in unrealized appreciation/depreciation	54,639,945	52,079,334	66,410,581	122,847,537

Net increase in net assets resulting from operations	62,616,199	71,209,817	99,780,208	131,681,087

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,660,175)	(4,990,134)	(7,827,638)	(9,836,881)

Total distributions to shareholders	(1,660,175)	(4,990,134)	(7,827,638)	(9,836,881)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	53,501,802	87,373,633	503,300,434	578,748,164
Cost of shares redeemed	(21,314,358)	(89,261,104)	(161,652,061)	(343,494,959)

Net increase (decrease) in net assets from capital share transactions	32,187,444	(1,887,471)	341,648,373	235,253,205

INCREASE IN NET ASSETS	93,143,468	64,332,212	433,600,943	357,097,411

NET ASSETS
Beginning of period	379,974,516	315,642,304	879,784,854	522,687,443

End of period	$473,117,984	$379,974,516	$1,313,385,797	$879,784,854

Undistributed net investment income included in net assets at end of period	$117,757	$9,143	$1,926,371	$543,545

SHARES ISSUED AND REDEEMED
Shares sold	500,000	1,000,000	6,850,000	9,400,000
Shares redeemed	(200,000)	(1,050,000)	(2,200,000)	(5,800,000)

Net increase (decrease) in shares outstanding	300,000	(50,000)	4,650,000	3,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Industrials ETF		iShares U.S. Financial Services ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,752,485	$10,428,760	$3,273,614	$4,624,292
Net realized gain	43,859,992	42,049,514	31,226,789	9,569,330
Net change in unrealized appreciation/depreciation	140,436,737	61,347,211	32,699,113	52,303,514

Net increase in net assets resulting from operations	193,049,214	113,825,485	67,199,516	66,497,136

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,131,508)	(10,247,121)	(3,050,087)	(4,571,096)

Total distributions to shareholders	(8,131,508)	(10,247,121)	(3,050,087)	(4,571,096)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	566,487,222	983,769,624	236,037,390	240,839,812
Cost of shares redeemed	(219,992,333)	(566,816,525)	(146,687,273)	(184,214,328)

Net increase in net assets from capital share transactions	346,494,889	416,953,099	89,350,117	56,625,484

INCREASE IN NET ASSETS	531,412,595	520,531,463	153,499,546	118,551,524

NET ASSETS
Beginning of period	917,039,477	396,508,014	428,658,392	310,106,868

End of period	$1,448,452,072	$917,039,477	$582,157,938	$428,658,392

Undistributed net investment income included in net assets at end of period	$1,117,349	$496,372	$733,580	$510,053

SHARES ISSUED AND REDEEMED
Shares sold	6,500,000	13,550,000	3,200,000	4,050,000
Shares redeemed	(2,450,000)	(7,850,000)	(2,000,000)	(3,250,000)

Net increase in shares outstanding	4,050,000	5,700,000	1,200,000	800,000

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Real Estate ETF		iShares MSCI KLD 400 Social ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$69,114,328	$144,569,640	$1,769,401	$3,001,447
Net realized gain	44,062,162	520,716,653	4,688,967	6,594,693
Net change in unrealized appreciation/depreciation	(572,187,752)	201,913,971	18,837,080	20,045,916

Net increase (decrease) in net assets resulting from operations	(459,011,262)	867,200,264	25,295,448	29,642,056

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(83,967,611)	(167,936,210)	(1,627,521)	(3,029,265)

Total distributions to shareholders	(83,967,611)	(167,936,210)	(1,627,521)	(3,029,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,465,222,510	12,212,722,316	37,390,497	32,535,549
Cost of shares redeemed	(12,533,236,417)	(11,069,721,650)	(18,340,586)	(20,975,043)

Net increase (decrease) in net assets from capital share transactions	(1,068,013,907)	1,143,000,666	19,049,911	11,560,506

INCREASE (DECREASE) IN NET ASSETS	(1,610,992,780)	1,842,264,720	42,717,838	38,173,297

NET ASSETS
Beginning of period	5,769,209,229	3,926,944,509	210,836,349	172,663,052

End of period	$4,158,216,449	$5,769,209,229	$253,554,187	$210,836,349

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(14,853,283)	$—	$272,221	$130,341

SHARES ISSUED AND REDEEMED
Shares sold	172,850,000	184,700,000	600,000	600,000
Shares redeemed	(188,600,000)	(167,600,000)	(300,000)	(400,000)

Net increase (decrease) in shares outstanding	(15,750,000)	17,100,000	300,000	200,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA ESG Select ETF		iShares Cohen & Steers REIT ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,697,292	$3,133,099	$36,733,927	$68,809,345
Net realized gain	6,641,737	10,651,648	30,902,238	78,671,350
Net change in unrealized appreciation/depreciation	11,972,321	8,615,161	(346,951,943)	269,236,491

Net increase (decrease) in net assets resulting from operations	20,311,350	22,399,908	(279,315,778)	416,717,186

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,544,656)	(3,104,740)	(42,592,133)	(84,162,432)

Total distributions to shareholders	(1,544,656)	(3,104,740)	(42,592,133)	(84,162,432)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,588,261	27,975,626	154,948,016	601,509,901
Cost of shares redeemed	(3,387,617)	(27,384,735)	(421,475,751)	(651,284,398)

Net increase (decrease) in net assets from capital share transactions	200,644	590,891	(266,527,735)	(49,774,497)

INCREASE (DECREASE) IN NET ASSETS	18,967,338	19,886,059	(588,435,646)	282,780,257

NET ASSETS
Beginning of period	208,935,384	189,049,325	3,189,851,962	2,907,071,705

End of period	$227,902,722	$208,935,384	$2,601,416,316	$3,189,851,962

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$370,151	$217,515	$(5,858,206)	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	450,000	1,850,000	7,550,000
Shares redeemed	(50,000)	(450,000)	(5,300,000)	(8,350,000)

Net decrease in shares outstanding	—	—	(3,450,000)	(800,000)

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$69.93	$69.97	$84.01	$63.98	$41.45	$79.93

Income from investment operations:
Net investment income[a]	0.81	1.51	1.18	0.94	0.85	1.03
Net realized and unrealized gain (loss)[b]	7.18	(0.12)	(13.75)	20.02	22.47	(38.35)

Total from investment operations	7.99	1.39	(12.57)	20.96	23.32	(37.32)

Less distributions from:
Net investment income	(0.75)	(1.43)	(1.47)	(0.93)	(0.79)	(1.16)

Total distributions	(0.75)	(1.43)	(1.47)	(0.93)	(0.79)	(1.16)

Net asset value, end of period	$77.17	$69.93	$69.97	$84.01	$63.98	$41.45

Total return	11.55%[c]	2.06%	(14.85)%	33.11%	56.55%	(46.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$791,014	$506,979	$594,714	$1,213,933	$783,756	$402,113
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	2.23%	2.23%	1.66%	1.34%	1.54%	1.85%
Portfolio turnover rate[e]	17%	8%	11%	7%	10%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$87.54	$73.95	$69.19	$58.96	$44.05	$60.32

Income from investment operations:
Net investment income[a]	0.89	1.70	1.51	1.37	1.29	1.32
Net realized and unrealized gain (loss)[b]	5.97	13.60	4.67	10.28	14.94	(16.40)

Total from investment operations	6.86	15.30	6.18	11.65	16.23	(15.08)

Less distributions from:
Net investment income	(0.88)	(1.71)	(1.42)	(1.42)	(1.32)	(1.19)

Total distributions	(0.88)	(1.71)	(1.42)	(1.42)	(1.32)	(1.19)

Net asset value, end of period	$93.52	$87.54	$73.95	$69.19	$58.96	$44.05

Total return	7.90%[c]	21.06%	9.13%	20.10%	37.20%	(25.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$462,910	$494,612	$414,113	$332,123	$353,778	$308,323
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.96%	2.22%	2.20%	2.24%	2.44%	2.67%
Portfolio turnover rate[e]	7%	7%	6%	7%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$99.99	$81.99	$73.56	$63.26	$44.54	$60.05

Income from investment operations:
Net investment income[a]	0.44	1.30	0.86	0.68	0.55	0.57
Net realized and unrealized gain (loss)[b]	15.38	18.02	8.40	10.33	18.73	(15.50)

Total from investment operations	15.82	19.32	9.26	11.01	19.28	(14.93)

Less distributions from:
Net investment income	(0.42)	(1.32)	(0.83)	(0.71)	(0.56)	(0.58)

Total distributions	(0.42)	(1.32)	(0.83)	(0.71)	(0.56)	(0.58)

Net asset value, end of period	$115.39	$99.99	$81.99	$73.56	$63.26	$44.54

Total return	15.86%[c]	23.82%	12.74%	17.58%	43.54%	(24.85)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$473,118	$379,975	$315,642	$209,638	$196,109	$178,162
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	0.83%	1.50%	1.19%	1.08%	1.06%	1.19%
Portfolio turnover rate[e]	3%	9%	5%	4%	5%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$69.55	$57.76	$59.55	$58.21	$39.54	$86.78

Income from investment operations:
Net investment income[a]	0.58	1.06	0.85	0.63	0.65	1.68
Net realized and unrealized gain (loss)[b]	6.27	11.76	(1.78)	1.33	18.71	(46.95)

Total from investment operations	6.85	12.82	(0.93)	1.96	19.36	(45.27)

Less distributions from:
Net investment income	(0.48)	(1.03)	(0.86)	(0.62)	(0.68)	(1.97)
Return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.48)	(1.03)	(0.86)	(0.62)	(0.69)	(1.97)

Net asset value, end of period	$75.92	$69.55	$57.76	$59.55	$58.21	$39.54

Total return	9.88%[c]	22.50%	(1.35)%	3.45%	49.23%	(52.67)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,313,386	$879,785	$522,687	$544,841	$564,678	$504,158
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.55%	1.73%	1.62%	1.14%	1.30%	3.37%
Portfolio turnover rate[e]	3%	10%	6%	8%	18%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$81.15	$70.81	$72.95	$60.93	$41.13	$70.48

Income from investment operations:
Net investment income[a]	0.65	1.24	1.03	1.04	0.77	1.09
Net realized and unrealized gain (loss)[b]	13.13	10.30	(2.15)	12.02	19.81	(29.35)

Total from investment operations	13.78	11.54	(1.12)	13.06	20.58	(28.26)

Less distributions from:
Net investment income	(0.57)	(1.20)	(1.02)	(1.04)	(0.78)	(1.09)

Total distributions	(0.57)	(1.20)	(1.02)	(1.04)	(0.78)	(1.09)

Net asset value, end of period	$94.36	$81.15	$70.81	$72.95	$60.93	$41.13

Total return	17.05%[c]	16.53%	(1.38)%	21.82%	50.49%	(40.24)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,448,452	$917,039	$396,508	$532,529	$365,574	$213,853
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.46%	1.69%	1.56%	1.68%	1.52%	2.11%
Portfolio turnover rate[e]	4%	7%	6%	6%	4%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$66.98	$55.38	$58.07	$60.44	$41.45	$92.79

Income from investment operations:
Net investment income[a]	0.45	0.84	0.64	0.32	0.39	1.93
Net realized and unrealized gain (loss)[b]	9.58	11.60	(2.71)	(2.43)	19.07	(51.27)

Total from investment operations	10.03	12.44	(2.07)	(2.11)	19.46	(49.34)

Less distributions from:
Net investment income	(0.41)	(0.84)	(0.62)	(0.26)	(0.47)	(2.00)

Total distributions	(0.41)	(0.84)	(0.62)	(0.26)	(0.47)	(2.00)

Net asset value, end of period	$76.60	$66.98	$55.38	$58.07	$60.44	$41.45

Total return	15.00%[c]	22.74%	(3.40)%	(3.45)%	47.18%	(53.73)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$582,158	$428,658	$310,107	$252,592	$344,535	$317,112
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.20%	1.43%	1.27%	0.58%	0.74%	3.53%
Portfolio turnover rate[e]	2%	5%	4%	5%	17%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$73.45	$63.90	$62.15	$52.92	$33.13	$68.90

Income from investment operations:
Net investment income[a]	1.02	2.07	1.81	1.54	1.60	1.94
Net realized and unrealized gain (loss)[b]	(7.05)	9.93	2.15	9.68	20.04	(34.81)

Total from investment operations	(6.03)	12.00	3.96	11.22	21.64	(32.87)

Less distributions from:
Net investment income	(1.21)	(2.45)	(2.21)	(1.99)	(1.85)	(2.90)

Total distributions	(1.21)	(2.45)	(2.21)	(1.99)	(1.85)	(2.90)

Net asset value, end of period	$66.21	$73.45	$63.90	$62.15	$52.92	$33.13

Total return	(8.16)%[c]	19.35%	6.84%	21.88%	66.87%	(48.42)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,158,216	$5,769,209	$3,926,945	$3,598,770	$3,159,390	$1,721,081
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	2.99%	3.16%	3.11%	2.83%	3.81%	4.50%
Portfolio turnover rate[e]	16%	16%	14%	17%	17%	20%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$59.39	$51.54	$50.11	$45.41	$32.91	$48.71

Income from investment operations:
Net investment income[a]	0.48	0.90	0.73	0.65	0.54	0.66
Net realized and unrealized gain (loss)[b]	6.43	7.86	1.43	4.69	12.50	(15.80)

Total from investment operations	6.91	8.76	2.16	5.34	13.04	(15.14)

Less distributions from:
Net investment income	(0.44)	(0.91)	(0.73)	(0.64)	(0.54)	(0.66)

Total distributions	(0.44)	(0.91)	(0.73)	(0.64)	(0.54)	(0.66)

Net asset value, end of period	$65.86	$59.39	$51.54	$50.11	$45.41	$32.91

Total return	11.68%[c]	17.25%	4.46%	11.95%	39.84%	(31.21)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$253,554	$210,836	$172,663	$157,831	$118,058	$65,814
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.53%	1.71%	1.54%	1.43%	1.35%	1.80%
Portfolio turnover rate[e]	7%	11%	9%	10%	14%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$67.40	$60.98	$59.19	$51.73	$37.96	$57.41

Income from investment operations:
Net investment income[a]	0.55	1.04	0.86	0.81	0.71	0.92
Net realized and unrealized gain (loss)[b]	6.07	6.42	1.76	7.47	13.79	(19.47)

Total from investment operations	6.62	7.46	2.62	8.28	14.50	(18.55)

Less distributions from:
Net investment income	(0.50)	(1.04)	(0.83)	(0.82)	(0.73)	(0.90)

Total distributions	(0.50)	(1.04)	(0.83)	(0.82)	(0.73)	(0.90)

Net asset value, end of period	$73.52	$67.40	$60.98	$59.19	$51.73	$37.96

Total return	9.86%[c]	12.45%	4.58%	16.25%	38.45%	(32.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$227,903	$208,935	$189,049	$171,641	$131,915	$94,906
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.55%	1.71%	1.52%	1.56%	1.54%	2.08%
Portfolio turnover rate[e]	15%	34%	20%	35%	37%	52%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$88.36	$78.78	$74.34	$61.37	$37.23	$85.34

Income from investment operations:
Net investment income[a]	1.05	1.91	1.66	1.39	1.60	2.05
Net realized and unrealized gain (loss)[b]	(8.50)	10.03	4.98	13.49	24.48	(46.92)

Total from investment operations	(7.45)	11.94	6.64	14.88	26.08	(44.87)

Less distributions from:
Net investment income	(1.23)	(2.36)	(2.20)	(1.91)	(1.94)	(3.24)

Total distributions	(1.23)	(2.36)	(2.20)	(1.91)	(1.94)	(3.24)

Net asset value, end of period	$79.68	$88.36	$78.78	$74.34	$61.37	$37.23

Total return	(8.42)%[c]	15.58%	9.36%	24.84%	71.83%	(53.43)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,601,416	$3,189,852	$2,907,072	$2,598,139	$2,154,045	$1,124,212
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	2.56%	2.40%	2.34%	2.18%	3.37%	3.68%
Portfolio turnover rate[e]	7%	11%	16%	9%	12%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
U.S. Basic Materials	iShares Dow Jones U.S. Basic Materials Sector Index Fund	Non-diversified
U.S. Consumer Goods	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	Non-diversified
U.S. Consumer Services	iShares Dow Jones U.S. Consumer Services Sector Index Fund	Diversified
U.S. Financials	iShares Dow Jones U.S. Financial Sector Index Fund	Non-diversified
U.S. Industrials	iShares Dow Jones U.S. Industrial Sector Index Fund	Diversified
U.S. Financial Services	iShares Dow Jones U.S. Financial Services Index Fund	Non-diversified
U.S. Real Estate	iShares Dow Jones U.S. Real Estate Index Fund	Diversified
MSCI KLD 400 Social	iShares MSCI KLD 400 Social Index Fund	Diversified
MSCI USA ESG Select	iShares MSCI USA ESG Select Social Index Fund	Diversified
Cohen & Steers REIT	iShares Cohen & Steers Realty Majors Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2013, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financials, iShares U.S. Industrials, iShares U.S. Financial Services and iShares U.S. Real Estate ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.50%
MSCI USA ESG Select	0.50

Effective July 1, 2013, for its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.3500%		First $121 billion
0.3325	[a]	Over $121 billion, up to and including $211 billion
0.3159	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2013, for its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA was entitled to an annual investment advisory fee of 0.35% based on the Fund’s average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
U.S. Basic Materials	$40,431
U.S. Consumer Goods	25,717
U.S. Consumer Services	13,030
U.S. Financials	16,798
U.S. Industrials	30,173

iShares ETF	Securities Lending Agent Fees
U.S. Financial Services	$4,108
U.S. Real Estate	192,722
MSCI KLD 400 Social	6,016
MSCI USA ESG Select	2,881
Cohen & Steers REIT	128,793

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended October 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Financials
BlackRock Inc.	36,368	20,285	(7,065)	49,588	$14,916,566	$153,169	$503,235
PNC Financial Services Group Inc. (The)	152,842	84,783	(28,354)	209,271	15,387,697	174,808	344,834

					$30,304,263	$327,977	$848,069

U.S. Financial Services
BlackRock Inc.	32,130	16,559	(10,287)	38,402	$11,551,705	$120,967	$881,189
PNC Financial Services Group Inc. (The)	134,993	69,805	(42,720)	162,078	11,917,595	142,296	403,458

					$23,469,300	$263,263	$1,284,647

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI KLD 400 Social
BlackRock Inc.	4,563	846	(219)	5,190	$1,561,204	$16,037	$(1,988)
PNC Financial Services Group Inc. (The)	17,788	3,322	(749)	20,361	1,497,144	16,810	(595)

					$3,058,348	$32,847	$(2,583)

MSCI USA ESG Select
BlackRock Inc.	—	768	—	768	$231,022	$—	$—
PNC Financial Services Group Inc. (The)	5,128	182	(117)	5,193	381,841	4,503	2,855

					$612,863	$4,503	$2,855

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2013 were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$97,871,024	$97,446,895
U.S. Consumer Goods	31,072,345	31,190,007
U.S. Consumer Services	12,589,776	12,346,335
U.S. Financials	38,909,412	31,543,696
U.S. Industrials	43,703,606	41,920,149
U.S. Financial Services	10,840,286	11,077,264
U.S. Real Estate	726,541,095	810,589,024
MSCI KLD 400 Social	15,808,429	15,969,458
MSCI USA ESG Select	31,938,460	31,895,637
Cohen & Steers REIT	206,264,300	227,333,434

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended October 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$482,895,676	$260,172,584
U.S. Consumer Goods	4,575,053	67,157,881
U.S. Consumer Services	53,454,702	21,289,201
U.S. Financials	493,582,033	158,029,726
U.S. Industrials	564,130,015	219,141,281
U.S. Financial Services	235,532,806	146,051,899
U.S. Real Estate	10,536,739,217	11,503,979,216
MSCI KLD 400 Social	37,303,462	18,048,951
MSCI USA ESG Select	3,582,721	3,382,584
Cohen & Steers REIT	137,459,675	381,235,850

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of October 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
U.S. Basic Materials	$14,205,975
U.S. Consumer Goods	14,417,223
U.S. Consumer Services	11,432,321
U.S. Financials	38,433,834
U.S. Industrials	42,147,960

iShares ETF	Market Value of Securities on Loan
U.S. Financial Services	$9,755,514
U.S. Real Estate	295,396,175
MSCI KLD 400 Social	5,303,057
MSCI USA ESG Select	3,808,565
Cohen & Steers REIT	187,647,845

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Basic Materials	$8,197,039	$—	$2,027,542	$2,533,237	$8,036,664	$10,812,780	$64,751	$31,672,013
U.S. Consumer Goods	3,464,840	6,571,402	1,320,322	—	1,597,881	11,893,780	—	24,848,225
U.S. Consumer Services	6,235,460	2,292,509	183,523	—	3,693,668	6,983,187	1,146,492	20,534,839
U.S. Financials	6,056,072	—	38,903	2,428,708	50,933,047	52,510,524	—	111,967,254
U.S. Industrials	3,629,379	—	230,285	—	276,129	9,045,831	—	13,181,624
U.S. Financial Services	9,969,670	—	—	1,046,051	40,231,342	41,743,037	6,373,191	99,363,291
U.S. Real Estate	—	—	—	—	—	23,640,196	—	23,640,196
MSCI KLD 400 Social	—	—	—	—	—	4,296,102	374,960	4,671,062
MSCI USA ESG Select	—	—	—	—	426,933	15,576,262	74,125	16,077,320
Cohen & Steers REIT	35,345,009	—	—	—	195,808,359	96,413,332	—	327,566,700

[a]	Must be utilized prior to losses subject to expiration.

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Basic Materials	$871,611,333	$39,014,589	$(105,549,229)	$(66,534,640)
U.S. Consumer Goods	395,094,599	92,527,518	(10,531,728)	81,995,790
U.S. Consumer Services	373,322,798	122,703,824	(11,181,715)	111,522,109
U.S. Financials	1,303,293,073	115,431,860	(66,283,299)	49,148,561
U.S. Industrials	1,328,429,608	180,130,572	(15,874,287)	164,256,285
U.S. Financial Services	571,524,262	53,198,608	(32,661,176)	20,537,432
U.S. Real Estate	4,791,569,989	45,121,306	(380,687,512)	(335,566,206)
MSCI KLD 400 Social	195,801,118	69,738,239	(5,764,300)	63,973,939
MSCI USA ESG Select	183,762,631	52,676,158	(3,279,913)	49,396,245
Cohen & Steers REIT	2,793,925,381	249,633,482	(251,855,207)	(2,221,725)

Management has reviewed the tax positions as of October 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the plaintiffs’ request to amend the complaint was September 17, 2013. The plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The plaintiffs filed a notice of appeal on November 8, 2013.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares U.S. Basic Materials ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Financials ETF, iShares U.S. Industrials ETF, iShares U.S. Financial Services ETF and iShares U.S. Real Estate Index ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. The Board further noted that the iShares Dow Jones U.S. Real Estate Index Fund ranked in the fourth Lipper Quintile for expenses when compared to a subset of the Lipper Group identified as pure index funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the

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Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or

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purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares MSCI KLD 400 Social ETF and iShares MSCI USA ESG Select ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

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The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the

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Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III.  iShares Cohen & Steers REIT ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison

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group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

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Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares Funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that

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iSHARES® TRUST

the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Basic Materials	$0.752637	$—	$—	$0.752637	100%	—%	—%	100%
U.S. Consumer Services	0.422189	—	—	0.422189	100	—	—	100
U.S. Financials	0.430160	—	0.048934	0.479094	90	—	10	100
U.S. Real Estate	1.119488	—	0.090899	1.210387	92	—	8	100
MSCI KLD 400 Social	0.435923	—	0.003073	0.438996	99	—	1	100
MSCI USA ESG Select	0.493343	—	0.004933	0.498276	99	—	1	100
Cohen & Steers REIT	1.230715	—	—	1.230715	100	—	—	100

SUPPLEMENTAL INFORMATION	91

Notes:

92	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, MSCI Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-42-1013

OCTOBER 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares U.S. Aerospace & Defense ETF | ITA | NYSE Arca
➢	iShares U.S. Broker-Dealers ETF | IAI | NYSE Arca
➢	iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca
➢	iShares U.S. Home Construction ETF | ITB | NYSE Arca
➢	iShares U.S. Insurance ETF | IAK | NYSE Arca
➢	iShares U.S. Medical Devices ETF | IHI | NYSE Arca
➢	iShares U.S. Oil & Gas Exploration & Production ETF | IEO | NYSE Arca
➢	iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca
➢	iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca
➢	iShares U.S. Regional Banks ETF | IAT | NYSE Arca

Fund Performance Overview

iSHARES® U.S. AEROSPACE & DEFENSE ETF

Performance as of October 31, 2013

The iShares U.S. Aerospace & Defense ETF (the “Fund”), formerly the iShares Dow Jones U.S. Aerospace & Defense Index Fund, seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 28.74%, net of fees, while the total return for the Index was 29.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	50.37%	50.43%	50.90%	50.37%	50.43%	50.90%
5 Years	18.90%	18.87%	19.39%	137.61%	137.33%	142.56%
Since Inception	10.26%	10.27%	10.75%	108.14%	108.22%	115.03%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,287.40	$2.59	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Aerospace & Defense	92.79%
Leisure Products	2.11
Electronic Equipment & Instruments	2.00
Industrial Machinery	1.40
Other**	1.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Boeing Co. (The)	10.01%
United Technologies Corp.	9.07
Precision Castparts Corp.	6.47
Lockheed Martin Corp.	6.23
General Dynamics Corp.	5.41
Raytheon Co.	5.35
Northrop Grumman Corp.	5.31
L-3 Communications Holdings Inc.	3.27
Rockwell Collins Inc.	3.19
B/E Aerospace Inc.	3.13

TOTAL	57.44%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. BROKER-DEALERS ETF

Performance as of October 31, 2013

The iShares U.S. Broker-Dealers ETF (the “Fund”), formerly the iShares Dow Jones U.S. Broker-Dealers Index Fund, seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 24.08%, net of fees, while the total return for the Index was 23.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	55.70%	55.70%	55.41%	55.70%	55.70%	55.41%
5 Years	10.10%	10.12%	10.34%	61.78%	61.91%	63.55%
Since Inception	(3.29)%	(3.29)%	(3.08)%	(22.18)%	(22.18)%	(20.90)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,240.80	$2.54	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Investment Banking & Brokerage	59.18%
Specialized Finance	34.36
Asset Management & Custody Banks	6.46

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Goldman Sachs Group Inc. (The)	7.56%
Morgan Stanley	7.05
Ameriprise Financial Inc.	6.46
Charles Schwab Corp. (The)	6.46
CME Group Inc.	6.29
IntercontinentalExchange Inc.	5.80
NYSE Euronext Inc.	5.37
Raymond James Financial Inc.	4.69
NASDAQ OMX Group Inc. (The)	4.67
TD Ameritrade Holding Corp.	4.63

TOTAL	58.98%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

Performance as of October 31, 2013

The iShares U.S. Healthcare Providers ETF (the “Fund”), formerly the iShares Dow Jones U.S. Healthcare Providers Index Fund, seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.67%, net of fees, while the total return for the Index was 11.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.50%	30.65%	31.04%	30.50%	30.65%	31.04%
5 Years	20.61%	20.61%	21.07%	155.27%	155.27%	160.11%
Since Inception	8.31%	8.31%	8.75%	81.98%	82.08%	87.57%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.70	$2.40	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Managed Health Care	42.59%
Health Care Services	28.68
Health Care Facilities	22.30
Life Sciences Tools & Services	3.45
Health Care Technology	1.52
Diversified Support Services	1.08
Health Care Distributors	0.38

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

UnitedHealth Group Inc.	13.02%
Express Scripts Holding Co.	10.59
WellPoint Inc.	6.67
Aetna Inc.	6.28
Cigna Corp.	5.94
Humana Inc.	4.46
HCA Holdings Inc.	4.36
DaVita HealthCare Partners Inc.	3.49
Laboratory Corp. of America Holdings	3.27
Quest Diagnostics Inc.	3.24

TOTAL	61.32%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® U.S. HOME CONSTRUCTION ETF

Performance as of October 31, 2013

The iShares U.S. Home Construction ETF (the “Fund”), formerly the iShares Dow Jones U.S. Home Construction Index Fund, seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -6.93%, net of fees, while the total return for the Index was -6.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.32%	10.17%	10.92%	10.32%	10.17%	10.92%
5 Years	13.68%	13.67%	14.55%	89.86%	89.76%	97.22%
Since Inception	(9.10)%	(9.12)%	(8.27)%	(51.13)%	(51.19)%	(47.65)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$930.70	$2.19	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Homebuilding	64.73%
Building Products	11.48
Home Improvement Retail	9.94
Home Furnishings	4.96
Trading Companies & Distributors	2.82
Specialty Chemicals	2.82
Construction Materials	1.79
Forest Products	1.46

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

PulteGroup Inc.	10.33%
Lennar Corp. Class A	9.89
D.R. Horton Inc.	9.06
Toll Brothers Inc.	8.54
NVR Inc.	6.93
Home Depot Inc. (The)	4.57
Ryland Group Inc. (The)	3.75
Lowe’s Companies Inc.	3.71
Meritage Homes Corp.	3.21
KB Home	2.93

TOTAL	62.92%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. INSURANCE ETF

Performance as of October 31, 2013

The iShares U.S. Insurance ETF (the “Fund”), formerly the iShares Dow Jones U.S. Insurance Index Fund, seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 15.43%, net of fees, while the total return for the Index was 15.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	37.61%	37.59%	38.30%	37.61%	37.59%	38.30%
5 Years	16.66%	16.62%	17.25%	116.08%	115.70%	121.61%
Since Inception	0.22%	0.23%	0.68%	1.69%	1.72%	5.19%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,154.30	$2.44	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Property & Casualty Insurance	40.68%
Life & Health Insurance	32.07
Multi-line Insurance	23.07
Insurance Brokers	2.29
Reinsurance	1.42
Other Diversified Financial Services	0.47

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

American International Group Inc.	12.22%
MetLife Inc.	8.74
Prudential Financial Inc.	6.52
ACE Ltd.	5.70
Travelers Companies Inc. (The)	5.65
Aflac Inc.	5.35
Allstate Corp. (The)	4.44
Chubb Corp. (The)	4.14
Hartford Financial Services Group Inc. (The)	2.92
Loews Corp.	2.82

TOTAL	58.50%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® U.S. MEDICAL DEVICES ETF

Performance as of October 31, 2013

The iShares U.S. Medical Devices ETF (the “Fund”), formerly the iShares Dow Jones U.S. Medical Devices Index Fund, seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 18.18%, net of fees, while the total return for the Index was 18.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.30%	35.37%	35.80%	35.30%	35.37%	35.80%
5 Years	14.89%	14.85%	15.41%	100.22%	99.80%	104.70%
Since Inception	8.40%	8.41%	8.93%	83.21%	83.31%	89.94%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,181.80	$2.47	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Health Care Equipment	80.17%
Life Sciences Tools & Services	15.83
Biotechnology	1.93
Health Care Supplies	1.16
Health Care Technology	0.91

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Medtronic Inc.	10.19%
Thermo Fisher Scientific Inc.	7.90
Covidien PLC	7.01
Stryker Corp.	5.98
St. Jude Medical Inc.	5.14
Zimmer Holdings Inc.	4.83
Boston Scientific Corp.	4.80
Intuitive Surgical Inc.	4.64
CareFusion Corp.	3.44
Waters Corp.	3.40

TOTAL	57.33%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

Performance as of October 31, 2013

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”), formerly the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 17.33%, net of fees, while the total return for the Index was 17.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	34.42%	34.39%	35.06%	34.42%	34.39%	35.06%
5 Years	14.39%	14.94%	14.92%	95.86%	100.65%	100.42%
Since Inception	7.27%	7.27%	7.72%	69.33%	69.37%	74.69%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,173.30	$2.47	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Oil & Gas Exploration & Production	82.12%
Oil & Gas Refining & Marketing	16.16
Oil & Gas Storage & Transportation	1.72

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

ConocoPhillips	13.89%
EOG Resources Inc.	7.53
Anadarko Petroleum Corp.	7.42
Phillips 66	6.10
Apache Corp.	5.56
Pioneer Natural Resources Co.	4.40
Noble Energy Inc.	4.17
Marathon Oil Corp.	3.88
Devon Energy Corp.	3.74
Marathon Petroleum Corp.	3.48

TOTAL	60.17%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

Performance as of October 31, 2013

The iShares U.S. Oil Equipment & Services ETF (the “Fund”), formerly the iShares Dow Jones U.S. Oil Equipment & Services Index Fund, seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 17.54%, net of fees, while the total return for the Index was 17.81%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	33.38%	33.37%	33.98%	33.38%	33.37%	33.98%
5 Years	14.74%	14.75%	15.11%	98.90%	98.93%	102.10%
Since Inception	3.95%	3.95%	4.31%	33.73%	33.75%	37.20%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,175.40	$2.47	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Oil & Gas Equipment & Services	77.63%
Oil & Gas Drilling	20.62
Industrial Machinery	1.03
Oil & Gas Exploration & Production	0.72

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Schlumberger Ltd.	21.95%
Halliburton Co.	9.81
National Oilwell Varco Inc.	7.87
Baker Hughes Inc.	6.25
Transocean Ltd.	4.07
Ensco PLC Class A	3.53
Cameron International Corp.	3.49
Weatherford International Ltd.	3.36
FMC Technologies Inc.	3.15
Noble Corp.	2.62

TOTAL	66.10%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® U.S. PHARMACEUTICALS ETF

Performance as of October 31, 2013

The iShares U.S. Pharmaceuticals ETF (the “Fund”), formerly the iShares Dow Jones U.S. Pharmaceuticals Index Fund, seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 10.19%, net of fees, while the total return for the Index was 10.42%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	27.16%	27.17%	27.61%	27.16%	27.17%	27.61%
5 Years	22.43%	22.35%	22.97%	175.09%	174.12%	181.22%
Since Inception	12.50%	12.51%	13.04%	142.09%	142.20%	150.74%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.90	$2.38	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Pharmaceuticals	84.32%
Biotechnology	8.77
Health Care Equipment	5.78
Personal Products	1.13

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Johnson & Johnson	11.04%
Pfizer Inc.	10.03
Merck & Co. Inc.	7.68
Bristol-Myers Squibb Co.	7.56
Abbott Laboratories	5.79
Actavis PLC	5.18
Eli Lilly and Co.	5.11
Allergan Inc.	4.23
Zoetis Inc.	3.30
Perrigo Co.	3.17

TOTAL	63.09%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® U.S. REGIONAL BANKS ETF

Performance as of October 31, 2013

The iShares U.S. Regional Banks ETF (the “Fund”), formerly the iShares Dow Jones U.S. Regional Banks Index Fund, seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 16.37%, net of fees, while the total return for the Index was 16.63%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	28.03%	28.03%	28.58%	28.03%	28.03%	28.58%
5 Years	3.26%	3.28%	3.68%	17.39%	17.51%	19.79%
Since Inception	(3.73)%	(3.73)%	(3.36)%	(24.83)%	(24.84)%	(22.61)%

The inception date of the Fund was 5/1/06. The first day of secondary market trading was 5/5/06.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,163.70	$2.45	$1,000.00	$1,022.90	$2.29	0.45%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Regional Banks	72.41%
Diversified Banks	21.84
Thrifts & Mortgage Finance	5.75

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

U.S. Bancorp	19.57%
PNC Financial Services Group Inc. (The)	11.13
BB&T Corp.	6.82
SunTrust Banks Inc.	5.17
Fifth Third Bancorp	4.82
M&T Bank Corp.	4.18
Regions Financial Corp.	3.84
KeyCorp	3.25
Comerica Inc.	2.28
Huntington Bancshares Inc.	2.08

TOTAL	63.14%

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 92.62%
AAR Corp.	87,196	$2,553,099
AeroVironment Inc.[a,b]	65,636	1,779,392
Alliant Techsystems Inc.	41,571	4,525,835
Astronics Corp.[a]	36,788	1,804,819
Astronics Corp. Class Ba	6,614	319,390
B/E Aerospace Inc.[a]	83,840	6,804,454
Boeing Co. (The)	166,782	21,765,051
Cubic Corp.	45,324	2,379,510
Curtiss-Wright Corp.	72,125	3,590,383
Engility Holdings Inc.[a,b]	50,300	1,557,791
Esterline Technologies Corp.[a]	44,781	3,589,645
Exelis Inc.	250,738	4,134,670
GenCorp Inc.[a,b]	141,305	2,373,924
General Dynamics Corp.	135,719	11,757,337
HEICO Corp.	75,378	4,038,753
Hexcel Corp.[a]	118,856	5,028,797
Huntington Ingalls Industries Inc.	62,133	4,445,616
L-3 Communications Holdings Inc.	70,772	7,109,047
Lockheed Martin Corp.	101,606	13,548,144
Moog Inc. Class Aa	65,565	3,916,197
Northrop Grumman Corp.	107,432	11,550,014
Orbital Sciences Corp.[a,b]	129,339	2,983,851
Precision Castparts Corp.	55,500	14,066,475
Raytheon Co.	141,286	11,637,728
Rockwell Collins Inc.	99,196	6,926,857
Spirit AeroSystems Holdings Inc. Class Aa	147,619	3,939,951
Taser International Inc.[a,b]	144,537	2,568,423
Teledyne Technologies Inc.[a]	48,695	4,325,090
Textron Inc.	224,027	6,449,737
TransDigm Group Inc.	42,613	6,196,356
Triumph Group Inc.	60,298	4,320,352
United Technologies Corp.	185,524	19,711,925

		201,698,613
AIRPORT SERVICES — 0.85%
Wesco Aircraft Holdings Inc.[a]	101,622	1,861,715

		1,861,715
ELECTRONIC EQUIPMENT & INSTRUMENTS — 2.00%
FLIR Systems Inc.	152,700	4,348,896

		4,348,896

Security	Shares	Value

INDUSTRIAL MACHINERY — 1.40%
RBC Bearings Inc.[a,b]	44,237	$3,043,063

		3,043,063
IT CONSULTING & OTHER SERVICES — 0.84%
ManTech International Corp. Class Ab	65,259	1,823,337

		1,823,337
LEISURE PRODUCTS — 2.11%
Smith & Wesson Holding Corp.[a,b]	174,448	1,880,550
Sturm, Ruger & Co. Inc.[b]	41,447	2,711,048

		4,591,598

TOTAL COMMON STOCKS
(Cost: $187,289,595)		217,367,222

SHORT-TERM INVESTMENTS — 6.49%

MONEY MARKET FUNDS — 6.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,044,141	13,044,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	758,086	758,086
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	334,068	334,068

		14,136,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,136,295)		14,136,295

TOTAL INVESTMENTS IN SECURITIES — 106.31%
(Cost: $201,425,890)		231,503,517
Other Assets, Less Liabilities — (6.31)%		(13,746,980)

NET ASSETS — 100.00%		$217,756,537

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.98%

ASSET MANAGEMENT & CUSTODY BANKS — 6.46%
Ameriprise Financial Inc.	96,309	$9,682,907

		9,682,907
INVESTMENT BANKING & BROKERAGE — 59.17%
BGC Partners Inc. Class A	731,871	3,893,554
Charles Schwab Corp. (The)	427,476	9,682,331
E*TRADE Financial Corp.[a]	386,636	6,538,015
FXCM Inc. Class A	210,216	3,445,440
Goldman Sachs Group Inc. (The)	70,449	11,332,426
Greenhill & Co. Inc.	99,185	5,088,191
Investment Technology Group Inc.[a]	247,673	3,967,721
KCG Holdings Inc. Class Aa	512,045	4,475,273
LPL Financial Holdings Inc.	153,964	6,272,493
Morgan Stanley	367,900	10,569,767
Piper Jaffray Companies Inc.[a,b]	113,272	4,065,332
Raymond James Financial Inc.	154,201	7,039,276
Stifel Financial Corp.[a,b]	132,739	5,435,662
TD Ameritrade Holding Corp.	254,537	6,938,679

		88,744,160
SPECIALIZED FINANCE — 34.35%
CBOE Holdings Inc.	135,855	6,588,967
CME Group Inc.	127,137	9,434,837
Interactive Brokers Group Inc. Class A	257,824	5,318,909
IntercontinentalExchange Inc.[a,b]	45,094	8,690,967
MarketAxess Holdings Inc.	98,837	6,447,138
NASDAQ OMX Group Inc. (The)	197,511	6,997,815
NYSE Euronext Inc.	182,863	8,049,629

		51,528,262

TOTAL COMMON STOCKS
(Cost: $133,146,947)		149,955,329

SHORT-TERM INVESTMENTS — 10.79%

MONEY MARKET FUNDS — 10.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,238,465	15,238,465
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	885,613	885,613

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	69,473	$69,473

		16,193,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,193,551)		16,193,551

TOTAL INVESTMENTS IN SECURITIES — 110.77%
(Cost: $149,340,498)		166,148,880
Other Assets, Less Liabilities — (10.77)%		(16,158,843)

NET ASSETS — 100.00%		$149,990,037

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

DIVERSIFIED SUPPORT SERVICES — 1.08%
Healthcare Services Group Inc.	148,993	$4,080,918

		4,080,918
HEALTH CARE SERVICES — 28.66%
Accretive Health Inc.[a,b]	163,456	1,350,147
Air Methods Corp.[b]	79,232	3,464,023
Amedisys Inc.[a,b]	94,265	1,534,634
Bio-Reference Laboratories Inc.[a,b]	67,017	2,172,021
BioScrip Inc.[a]	168,671	1,182,384
DaVita HealthCare Partners Inc.[a]	234,120	13,159,885
Envision Healthcare Holdings Inc.[a]	99,227	2,882,544
Express Scripts Holding Co.[a]	638,526	39,920,646
Healthways Inc.[a,b]	93,145	896,986
IPC The Hospitalist Co. Inc.[a,b]	42,981	2,354,929
Laboratory Corp. of America Holdings[a,b]	122,265	12,336,538
MEDNAX Inc.[a]	81,035	8,834,436
Quest Diagnostics Inc.	203,989	12,220,981
Team Health Holdings Inc.[a]	132,348	5,749,197

		108,059,351
HEALTH CARE DISTRIBUTORS — 0.38%
PharMerica Corp.[a,b]	96,223	1,420,251

		1,420,251
HEALTH CARE FACILITIES — 22.28%
Acadia Healthcare Co. Inc.[a,b]	79,920	3,465,331
AmSurg Corp.[a,b]	75,668	3,245,401
Brookdale Senior Living Inc.[a]	193,284	5,234,131
Capital Senior Living Corp.[a]	78,138	1,733,101
Community Health Systems Inc.	165,975	7,241,489
Emeritus Corp.[a]	107,626	2,062,114
Ensign Group Inc. (The)	51,942	2,211,690
Hanger Inc.[a,b]	84,409	3,097,810
HCA Holdings Inc.	348,431	16,425,037
Health Management Associates Inc. Class Aa	468,314	6,003,786
HealthSouth Corp.	162,619	5,709,553
Kindred Healthcare Inc.	146,433	2,032,490
LifePoint Hospitals Inc.[a]	95,387	4,925,785
Select Medical Holdings Corp.	180,883	1,533,888
Tenet Healthcare Corp.[a]	174,667	8,242,536
Universal Health Services Inc. Class B	134,888	10,866,577

		84,030,719

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 1.52%
HealthStream Inc.[a,b]	54,542	$1,948,240
HMS Holdings Corp.[a,b]	178,726	3,776,481

		5,724,721
LIFE SCIENCES TOOLS & SERVICES — 3.45%
Covance Inc.[a]	91,214	8,141,761
PAREXEL International Corp.[a,b]	106,415	4,864,230

		13,005,991
MANAGED HEALTH CARE — 42.57%
Aetna Inc.	377,400	23,662,980
Centene Corp.[a]	98,680	5,541,869
Cigna Corp.	290,675	22,376,162
Health Net Inc.[a]	152,998	4,651,139
Humana Inc.	182,416	16,809,634
Magellan Health Services Inc.[a]	59,147	3,471,929
Molina Healthcare Inc.[a,b]	69,699	2,205,276
Triple-S Management Corp. Class Ba,b	71,629	1,275,713
UnitedHealth Group Inc.	719,000	49,078,940
Universal American Corp.	124,358	922,736
WellCare Health Plans Inc.[a]	80,856	5,391,478
WellPoint Inc.	296,262	25,123,018

		160,510,874

TOTAL COMMON STOCKS
(Cost: $343,302,889)		376,832,825

SHORT-TERM INVESTMENTS — 9.46%

MONEY MARKET FUNDS — 9.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	33,362,878	33,362,878
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,938,949	1,938,949
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	353,152	353,152

		35,654,979

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,654,979)		35,654,979

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 109.40%
(Cost: $378,957,868)	$412,487,804
Other Assets, Less Liabilities — (9.40)%	(35,438,160)

NET ASSETS — 100.00%	$377,049,644

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.98%

BUILDING PRODUCTS — 11.47%
Fortune Brands Home & Security Inc.	834,381	$35,945,133
Lennox International Inc.	369,185	28,818,581
Masco Corp.	1,674,876	35,390,130
Owens Corning[a]	747,414	26,854,585
Quanex Building Products Corp.	866,886	15,413,233
Universal Forest Products Inc.	424,981	22,489,995
USG Corp.[a,b]	877,850	23,974,084

		188,885,741
CONSTRUCTION MATERIALS — 1.79%
Eagle Materials Inc.	393,144	29,489,731

		29,489,731
FOREST PRODUCTS — 1.46%
Louisiana-Pacific Corp.[a]	1,416,030	24,086,670

		24,086,670
HOME FURNISHINGS — 4.96%
Ethan Allen Interiors Inc.[b]	599,582	15,972,865
Leggett & Platt Inc.[b]	966,293	28,737,554
Mohawk Industries Inc.[a]	279,227	36,975,239

		81,685,658
HOME IMPROVEMENT RETAIL — 9.94%
Home Depot Inc. (The)	964,798	75,148,116
Lowe’s Companies Inc.	1,227,570	61,108,435
Lumber Liquidators Holdings Inc.[a,b]	238,931	27,283,531

		163,540,082
HOMEBUILDING — 64.72%
Cavco Industries Inc.[a,b]	269,458	15,782,155
D.R. Horton Inc.	7,873,955	149,211,447
Hovnanian Enterprises Inc. Class Aa,b	4,746,689	24,018,246
KB Home[b]	2,838,416	48,167,920
Lennar Corp. Class Ab	4,579,474	162,800,301
M.D.C. Holdings Inc.	1,373,669	40,097,398
M/I Homes Inc.[a,b]	976,056	19,979,866
Meritage Homes Corp.[a,b]	1,163,587	52,815,214
NVR Inc.[a]	124,412	114,125,616
PulteGroup Inc.	9,631,573	169,997,264
Ryland Group Inc. (The)[b]	1,536,521	61,768,144
Standard-Pacific Corp.[a,b]	5,260,182	41,713,243

Security	Shares	Value

Taylor Morrison Home Corp. Class Aa	1,098,806	$24,437,445
Toll Brothers Inc.[a]	4,275,760	140,586,989

		1,065,501,248
SPECIALTY CHEMICALS — 2.82%
Sherwin-Williams Co. (The)	246,744	46,387,872

		46,387,872
TRADING COMPANIES & DISTRIBUTORS — 2.82%
Beacon Roofing Supply Inc.[a,b]	610,581	21,193,266
Watsco Inc.	264,692	25,222,501

		46,415,767

TOTAL COMMON STOCKS
(Cost: $1,696,008,101)		1,645,992,769

SHORT-TERM INVESTMENTS — 8.41%

MONEY MARKET FUNDS — 8.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	129,654,531	129,654,531
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	7,535,128	7,535,128
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,276,219	1,276,219

		138,465,878

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,465,878)		138,465,878

TOTAL INVESTMENTS IN SECURITIES — 108.39%
(Cost: $1,834,473,979)		1,784,458,647
Other Assets, Less Liabilities — (8.39)%		(138,194,470)

NET ASSETS — 100.00%		$1,646,264,177

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

INSURANCE BROKERS — 2.29%
Arthur J. Gallagher & Co.	42,248	$2,004,668
Brown & Brown Inc.	40,823	1,303,478
eHealth Inc.[a,b]	7,724	329,197

		3,637,343
LIFE & HEALTH INSURANCE — 32.05%
Aflac Inc.	130,637	8,488,792
American Equity Investment Life Holding Co.	24,592	512,497
CNO Financial Group Inc.	77,584	1,208,759
Lincoln National Corp.	81,342	3,693,740
MetLife Inc.	293,119	13,867,460
National Western Life Insurance Co. Class A	964	200,512
Primerica Inc.	19,881	853,889
Principal Financial Group Inc.	84,143	3,993,427
Protective Life Corp.	27,220	1,254,298
Prudential Financial Inc.	127,130	10,347,111
StanCorp Financial Group Inc.	15,938	938,748
Symetra Financial Corp.	35,803	670,590
Torchmark Corp.	29,897	2,178,296
Unum Group	84,222	2,673,206

		50,881,325
MULTI-LINE INSURANCE — 23.06%
American Financial Group Inc.	24,465	1,376,401
American International Group Inc.	375,357	19,387,189
American National Insurance Co.	1,954	197,491
Assurant Inc.	25,531	1,493,053
Genworth Financial Inc. Class Aa	161,855	2,351,753
Hartford Financial Services Group Inc. (The)	137,261	4,625,696
HCC Insurance Holdings Inc.	33,977	1,551,050
Horace Mann Educators Corp.	15,515	429,765
Kemper Corp.	19,340	715,967
Loews Corp.	92,546	4,470,897

		36,599,262
OTHER DIVERSIFIED FINANCIAL SERVICES — 0.47%
ING U.S. Inc.	24,178	750,002

		750,002
PROPERTY & CASUALTY INSURANCE — 40.65%
ACE Ltd.	94,810	9,048,666
Allied World Assurance Co. Holdings Ltd.	12,138	1,314,424

Security	Shares	Value

Allstate Corp. (The)	132,774	$7,044,988
Ambac Financial Group Inc.[a]	17,402	351,346
Amerisafe Inc.	7,644	294,294
AmTrust Financial Services Inc.[b]	11,876	455,563
Arch Capital Group Ltd.[a,b]	38,710	2,243,632
Argo Group International Holdings Ltd.	10,512	441,294
Assured Guaranty Ltd.	58,931	1,208,086
Axis Capital Holdings Ltd.[b]	35,863	1,700,623
Chubb Corp. (The)	71,315	6,566,685
Cincinnati Financial Corp.	47,943	2,397,150
CNA Financial Corp.	10,562	428,712
Employers Holdings Inc.	12,273	369,049
Erie Indemnity Co. Class A	9,183	659,523
First American Financial Corp.	38,540	996,644
Hanover Insurance Group Inc. (The)	15,866	928,796
Hilltop Holdings Inc.[a,b]	24,884	431,489
Infinity Property and Casualty Corp.	4,648	318,760
Markel Corp.[a,b]	4,626	2,450,253
MBIA Inc.[a]	53,234	605,271
Meadowbrook Insurance Group Inc.	20,924	138,935
Mercury General Corp.	9,176	427,235
National Interstate Corp.	7,409	193,597
Navigators Group Inc. (The)[a,b]	4,471	251,449
Old Republic International Corp.	83,821	1,407,355
OneBeacon Insurance Group Ltd. Class Ab	9,832	156,919
ProAssurance Corp.	22,141	1,003,430
Progressive Corp. (The)	167,373	4,346,677
RLI Corp.	6,757	638,401
Safety Insurance Group Inc.	5,383	294,396
Selective Insurance Group Inc.	21,164	555,978
Tower Group International Ltd.	16,523	59,979
Travelers Companies Inc. (The)	103,830	8,960,529
United Fire Group Inc.	8,873	281,274
W.R. Berkley Corp.	37,515	1,647,284
White Mountains Insurance Group Ltd.	1,947	1,137,184
XL Group PLC	90,967	2,780,861

		64,536,731
REINSURANCE — 1.42%
Alleghany Corp.[a]	5,544	2,247,648

		2,247,648

TOTAL COMMON STOCKS
(Cost: $129,127,325)		158,652,311

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.42%

MONEY MARKET FUNDS — 1.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,025,983	$2,025,983
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	117,744	117,744
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	113,428	113,428

		2,257,155

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,257,155)		2,257,155

TOTAL INVESTMENTS IN SECURITIES — 101.36%
(Cost: $131,384,480)		160,909,466
Other Assets, Less Liabilities — (1.36)%		(2,169,814)

NET ASSETS — 100.00%		$158,739,652

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

BIOTECHNOLOGY — 1.93%
Cepheid Inc.[a,b]	228,510	$9,304,927

		9,304,927
HEALTH CARE EQUIPMENT — 80.07%
ABIOMED Inc.[a,b]	192,990	4,627,900
Accuray Inc.[a,b]	458,747	3,096,542
Analogic Corp.	62,780	5,790,199
ArthroCare Corp.[a]	144,358	5,404,763
Boston Scientific Corp.[a]	1,977,526	23,117,279
Cantel Medical Corp.	175,642	6,165,034
CareFusion Corp.[a]	427,164	16,561,148
Covidien PLC	526,580	33,759,044
Globus Medical Inc. Class Aa	283,505	5,443,296
HeartWare International Inc.[a,b]	70,463	5,112,795
Hill-Rom Holdings Inc.	216,206	8,927,146
Insulet Corp.[a,b]	205,937	8,035,662
Integra LifeSciences Holdings Corp.[a,b]	111,632	5,110,513
Intuitive Surgical Inc.[a]	60,122	22,335,323
Invacare Corp.	200,761	4,310,339
MAKO Surgical Corp.[a,b]	250,890	7,479,031
Masimo Corp.	231,056	5,919,655
Medtronic Inc.	854,987	49,076,254
Natus Medical Inc.[a,b]	208,119	4,106,188
NuVasive Inc.[a,b]	217,120	6,900,074
NxStage Medical Inc.[a,b]	326,396	4,331,275
ResMed Inc.[b]	292,697	15,144,143
Sirona Dental Systems Inc.[a]	160,633	11,605,734
St. Jude Medical Inc.	431,682	24,774,230
Steris Corp.	202,246	9,139,497
Stryker Corp.	390,181	28,818,769
Symmetry Medical Inc.[a]	307,231	2,488,571
Thoratec Corp.[a]	211,245	9,123,671
Varian Medical Systems Inc.[a]	213,941	15,527,838
Volcano Corp.[a,b]	251,627	4,823,689
Wright Medical Group Inc.[a,b]	215,892	5,865,786
Zimmer Holdings Inc.	266,050	23,271,393

		386,192,781
HEALTH CARE SUPPLIES — 1.16%
Endologix Inc.[a,b]	309,930	5,600,435

		5,600,435

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.91%
Omnicell Inc.[a,b]	189,987	$4,383,000

		4,383,000
LIFE SCIENCES TOOLS & SERVICES — 15.82%
Bio-Rad Laboratories Inc. Class Aa	70,371	8,692,226
Bruker Corp.[a]	387,481	7,923,987
Fluidigm Corp.[a,b]	165,230	5,204,745
Thermo Fisher Scientific Inc.	389,378	38,073,381
Waters Corp.[a]	162,307	16,380,022

		76,274,361

TOTAL COMMON STOCKS
(Cost: $426,962,313)		481,755,504

SHORT-TERM INVESTMENTS — 11.36%

MONEY MARKET FUNDS — 11.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	51,295,734	51,295,734
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,981,153	2,981,153
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	540,641	540,641

		54,817,528

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,817,528)		54,817,528

TOTAL INVESTMENTS IN SECURITIES — 111.25%
(Cost: $481,779,841)		536,573,032
Other Assets, Less Liabilities — (11.25)%		(54,267,858)

NET ASSETS — 100.00%		$482,305,174

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.73%

OIL & GAS EXPLORATION & PRODUCTION — 81.90%
Anadarko Petroleum Corp.	334,438	$31,868,597
Apache Corp.	268,653	23,856,386
Approach Resources Inc.[a,b]	23,260	654,769
Berry Petroleum Co. Class A	32,625	1,557,844
Bill Barrett Corp.[a,b]	32,394	896,342
Bonanza Creek Energy Inc.[a,b]	19,017	961,119
Cabot Oil & Gas Corp.	279,894	9,885,856
Carrizo Oil & Gas Inc.[a,b]	24,719	1,083,681
Chesapeake Energy Corp.	337,022	9,423,135
Cimarex Energy Co.	57,519	6,059,627
Cobalt International Energy Inc.[b]	196,874	4,569,446
Comstock Resources Inc.	30,020	513,642
Concho Resources Inc.[a,b]	69,669	7,706,088
ConocoPhillips	813,631	59,639,152
Contango Oil & Gas Co.	10,151	434,970
Continental Resources Inc.[b]	28,422	3,237,266
Denbury Resources Inc.[b]	248,211	4,713,527
Devon Energy Corp.	253,895	16,051,242
Energen Corp.	48,075	3,765,234
Energy XXI (Bermuda) Ltd.	50,497	1,467,443
EOG Resources Inc.	181,234	32,332,146
EPL Oil & Gas Inc.[a,b]	22,683	723,134
EQT Corp.	100,176	8,576,067
EXCO Resources Inc.	89,476	484,065
Forest Oil Corp.[b]	80,248	380,375
Goodrich Petroleum Corp.[a,b]	22,181	518,814
Gulfport Energy Corp.[b]	51,620	3,029,578
Halcon Resources Corp.[a,b]	167,696	868,665
Kodiak Oil & Gas Corp.[b]	176,635	2,290,956
Kosmos Energy Ltd.[b]	67,210	716,459
Laredo Petroleum Holdings Inc.[b]	38,879	1,235,186
Magnum Hunter Resources Corp.[a,b]	106,895	762,161
Marathon Oil Corp.	472,129	16,647,268
Matador Resources Co.[a,b]	35,414	651,972
Murphy Oil Corp.	116,863	7,049,176
Newfield Exploration Co.[b]	90,311	2,749,970
Noble Energy Inc.	238,930	17,903,025
Northern Oil and Gas Inc.[a,b]	38,868	638,601
Oasis Petroleum Inc.[b]	59,155	3,150,004
PDC Energy Inc.[a,b]	23,731	1,609,199
Pioneer Natural Resources Co.	92,172	18,874,982
QEP Resources Inc.	119,344	3,945,513

Security	Shares	Value

Range Resources Corp.	108,687	$8,228,693
Resolute Energy Corp.[a,b]	41,083	385,359
Rex Energy Corp.[a,b]	28,450	611,675
Rosetta Resources Inc.[b]	40,659	2,437,100
Sanchez Energy Corp.[a,b]	26,064	743,085
SandRidge Energy Inc.[a,b]	238,561	1,512,477
SM Energy Co.	44,552	3,947,753
Southwestern Energy Co.[b]	233,828	8,703,078
Stone Energy Corp.[a,b]	33,268	1,159,722
Swift Energy Co.[a,b]	28,984	397,660
Synergy Resources Corp.[b]	38,218	395,938
Ultra Petroleum Corp.[a,b]	101,772	1,868,534
W&T Offshore Inc.	23,132	441,590
Whiting Petroleum Corp.[b]	79,381	5,309,795
WPX Energy Inc.[b]	133,511	2,955,934

		352,581,075
OIL & GAS REFINING & MARKETING — 16.12%
CVR Energy Inc.	10,447	414,955
Delek US Holdings Inc.	24,649	629,782
HollyFrontier Corp.	132,906	6,121,650
Marathon Petroleum Corp.	208,283	14,925,560
PBF Energy Inc.	26,245	691,031
Phillips 66	406,504	26,191,053
Tesoro Corp.	89,906	4,395,504
Valero Energy Corp.	360,676	14,849,031
Western Refining Inc.	35,822	1,155,976

		69,374,542
OIL & GAS STORAGE & TRANSPORTATION — 1.71%
Cheniere Energy Inc.[b]	147,622	5,875,356
Targa Resources Corp.	19,243	1,492,487

		7,367,843

TOTAL COMMON STOCKS
(Cost: $415,473,574)		429,323,460

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	—

		—

TOTAL WARRANTS
(Cost: $0)		—

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.53%

MONEY MARKET FUNDS — 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	17,790,606	$17,790,606
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,033,936	1,033,936
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	652,731	652,731

		19,477,273

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,477,273)		19,477,273

TOTAL INVESTMENTS IN SECURITIES — 104.26%
(Cost: $434,950,847)		448,800,733
Other Assets, Less Liabilities — (4.26)%		(18,323,254)

NET ASSETS — 100.00%		$430,477,479

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

INDUSTRIAL MACHINERY — 1.03%
Chart Industries Inc.[a,b]	47,235	$5,076,345

		5,076,345
OIL & GAS DRILLING — 20.60%
Atwood Oceanics Inc.[a]	91,225	4,846,784
Diamond Offshore Drilling Inc.[b]	105,304	6,521,477
Ensco PLC Class A	301,448	17,378,477
Helmerich & Payne Inc.	150,596	11,678,720
Hercules Offshore Inc.[a,b]	295,301	2,008,047
Nabors Industries Ltd.	396,893	6,937,690
Noble Corp.	341,048	12,857,509
Parker Drilling Co.[a,b]	240,698	1,733,026
Patterson-UTI Energy Inc.	236,073	5,727,131
Pioneer Energy Services Corp.[a,b]	132,542	1,113,353
Rowan Companies PLC Class Aa	187,033	6,748,151
Transocean Ltd.	425,536	20,029,979
Unit Corp.[a]	74,249	3,817,141

		101,397,485
OIL & GAS EQUIPMENT & SERVICES — 77.52%
Baker Hughes Inc.	528,909	30,724,324
Basic Energy Services Inc.[a,b]	58,619	859,941
Bristow Group Inc.	59,837	4,815,083
C&J Energy Services Inc.[a,b]	85,843	1,977,823
Cameron International Corp.[a]	313,162	17,180,067
CARBO Ceramics Inc.[b]	34,401	4,311,821
Core Laboratories NV	64,395	12,056,032
Dresser-Rand Group Inc.[a]	114,603	6,964,424
Dril-Quip Inc.[a]	61,522	7,223,913
ERA Group Inc.[a,b]	39,468	1,247,189
Exterran Holdings Inc.[a,b]	102,114	2,915,355
FMC Technologies Inc.[a]	306,365	15,486,751
Forum Energy Technologies Inc.[a,b]	83,211	2,434,754
Geospace Technologies Corp.[a,b]	24,534	2,390,102
GulfMark Offshore Inc. Class A	45,386	2,259,315
Halliburton Co.	909,753	48,244,202
Helix Energy Solutions Group Inc.[a,b]	161,482	3,820,664
Hornbeck Offshore Services Inc.[a,b]	55,973	3,093,628
ION Geophysical Corp.[a,b]	250,311	1,161,443
Key Energy Services Inc.[a,b]	244,831	1,914,578
Matrix Service Co.[a]	55,520	1,154,261
McDermott International Inc.[a,b]	409,897	2,897,972
National Oilwell Varco Inc.	476,513	38,683,325
Newpark Resources Inc.[a,b]	164,898	2,102,449

Security	Shares	Value

Oceaneering International Inc.	148,118	$12,720,374
Oil States International Inc.[a]	81,554	8,859,211
RPC Inc.[b]	114,778	2,105,029
Schlumberger Ltd.	1,151,388	107,908,083
SEACOR Holdings Inc.	32,905	3,218,109
Superior Energy Services Inc.[a]	244,442	6,558,379
Tesco Corp.[a]	65,279	1,121,493
TETRA Technologies Inc.[a,b]	148,982	1,932,297
Tidewater Inc.	80,022	4,818,925
Weatherford International Ltd.[a]	1,004,925	16,520,967

		381,682,283
OIL & GAS EXPLORATION & PRODUCTION — 0.72%
Diamondback Energy Inc.[a]	68,668	3,546,702

		3,546,702

TOTAL COMMON STOCKS
(Cost: $454,495,844)		491,702,815

SHORT-TERM INVESTMENTS — 6.05%

MONEY MARKET FUNDS — 6.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	27,484,895	27,484,895
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,597,339	1,597,339
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	698,286	698,286

		29,780,520

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,780,520)		29,780,520

TOTAL INVESTMENTS IN SECURITIES — 105.92%
(Cost: $484,276,364)		521,483,335
Other Assets, Less Liabilities — (5.92)%		(29,140,839)

NET ASSETS — 100.00%		$492,342,496

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

BIOTECHNOLOGY — 8.76%
Aegerion Pharmaceuticals Inc.[a,b]	71,630	$5,932,396
Alkermes PLC[a]	266,514	9,378,628
AMAG Pharmaceuticals Inc.[a,b]	135,035	3,643,244
ARIAD Pharmaceuticals Inc.[a,b]	274,623	604,171
Infinity Pharmaceuticals Inc.[a,b]	206,838	2,802,655
Ironwood Pharmaceuticals Inc. Class Aa,b	405,857	3,900,286
Rigel Pharmaceuticals Inc.[a,b]	724,836	2,239,743
Spectrum Pharmaceuticals Inc.[b]	380,369	3,267,370
TESARO Inc.[a,b]	90,671	3,490,833
Theravance Inc.[a,b]	205,351	7,524,061

		42,783,387
HEALTH CARE EQUIPMENT — 5.78%
Abbott Laboratories	772,260	28,226,103

		28,226,103
PERSONAL PRODUCTS — 1.13%
Prestige Brands Holdings Inc.[a,b]	176,742	5,519,653

		5,519,653
PHARMACEUTICALS — 84.21%
Actavis PLC[a]	163,654	25,297,635
Akorn Inc.[a,b]	276,475	5,651,149
Allergan Inc.	227,816	20,642,408
Auxilium Pharmaceuticals Inc.[a,b]	226,258	3,893,900
AVANIR Pharmaceuticals Inc. Class Aa,b	794,073	3,215,996
Bristol-Myers Squibb Co.	702,756	36,908,745
Eli Lilly and Co.	500,711	24,945,422
Endo Health Solutions Inc.[a]	217,929	9,530,035
Forest Laboratories Inc.[a]	297,933	14,011,789
Hospira Inc.[a]	273,689	11,089,878
Impax Laboratories Inc.[a]	248,921	5,043,140
Jazz Pharmaceuticals PLC[a]	106,382	9,653,103
Johnson & Johnson	581,605	53,862,439
Mallinckrodt PLC[a]	156,444	6,572,213
Medicines Co. (The)[a,b]	189,662	6,433,335
Merck & Co. Inc.	830,945	37,467,310
Mylan Inc.[a]	403,805	15,292,095
Pacira Pharmaceuticals Inc.[a,b]	133,987	6,767,683
Perrigo Co.	112,297	15,484,633
Pfizer Inc.	1,594,724	48,926,132
Questcor Pharmaceuticals Inc.	126,379	7,755,879
Salix Pharmaceuticals Ltd.[a]	130,068	9,332,379

Security	Shares	Value

Santarus Inc.[a,b]	237,206	$5,534,016
ViroPharma Inc.[a,b]	202,596	7,864,777
VIVUS Inc.[a,b]	443,125	4,160,944
Zoetis Inc.	508,312	16,093,158

		411,430,193

TOTAL COMMON STOCKS
(Cost: $406,666,867)		487,959,336

SHORT-TERM INVESTMENTS — 12.89%

MONEY MARKET FUNDS — 12.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	59,171,971	59,171,971
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,438,895	3,438,895
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	345,884	345,884

		62,956,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,956,750)		62,956,750

TOTAL INVESTMENTS IN SECURITIES — 112.77%
(Cost: $469,623,617)		550,916,086
Other Assets, Less Liabilities — (12.77)%		(62,382,122)

NET ASSETS — 100.00%		$488,533,964

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

DIVERSIFIED BANKS — 21.81%
Comerica Inc.	237,544	$10,285,655
U.S. Bancorp	2,362,334	88,256,798

		98,542,453
REGIONAL BANKS — 72.30%
Associated Banc-Corp	214,017	3,479,917
BancorpSouth Inc.	108,450	2,396,745
Bank of Hawaii Corp.	57,548	3,336,633
BB&T Corp.	905,269	30,751,988
BOK Financial Corp.	26,729	1,636,617
CapitalSource Inc.	254,188	3,324,779
Cathay General Bancorp	94,983	2,339,431
City National Corp.	60,898	4,391,355
Commerce Bancshares Inc.	99,272	4,567,505
Cullen/Frost Bankers Inc.	67,461	4,775,564
East West Bancorp Inc.	177,130	5,967,510
F.N.B. Corp.	203,730	2,548,662
Fifth Third Bancorp	1,141,866	21,729,710
First Financial Bankshares Inc.	39,276	2,415,867
First Horizon National Corp.	310,108	3,302,650
First Niagara Financial Group Inc.	455,716	5,026,548
First Republic Bank	159,287	8,134,787
FirstMerit Corp.	212,472	4,772,121
Fulton Financial Corp.	250,144	3,054,258
Glacier Bancorp Inc.	95,181	2,629,851
Hancock Holding Co.	105,847	3,469,665
Huntington Bancshares Inc.	1,065,629	9,377,535
IBERIABANK Corp.	38,473	2,247,977
International Bancshares Corp.	74,184	1,695,104
KeyCorp	1,169,561	14,654,599
M&T Bank Corp.[a]	167,461	18,844,386
MB Financial Inc.	71,020	2,109,294
National Penn Bancshares Inc.	151,398	1,569,997
Old National Bancorp	130,835	1,902,341
PNC Financial Services Group Inc. (The)[b]	683,047	50,224,446
Popular Inc.[a,c]	133,177	3,362,719
PrivateBancorp Inc.	84,602	2,060,905
Prosperity Bancshares Inc.	72,200	4,508,890
Regions Financial Corp.	1,798,121	17,315,905
Signature Bank[a,c]	60,814	6,192,082
SunTrust Banks Inc.	693,624	23,333,511
Susquehanna Bancshares Inc.	241,536	2,846,502

Security	Shares	Value

SVB Financial Group[a,c]	58,620	$5,614,624
Synovus Financial Corp.	1,260,160	4,095,520
TCF Financial Corp.	212,291	3,222,577
Texas Capital Bancshares Inc.[a,c]	52,835	2,750,062
Trustmark Corp.	86,905	2,360,340
UMB Financial Corp.	47,514	2,799,525
Umpqua Holdings Corp.	144,701	2,368,755
United Bankshares Inc.	19,713	583,111
Valley National Bancorp[a]	257,760	2,513,160
Webster Financial Corp.	116,529	3,249,994
Westamerica Bancorp	34,755	1,789,187
Wintrust Financial Corp.	51,443	2,238,285
Zions Bancorp	237,211	6,729,676

		326,613,172
THRIFTS & MORTGAGE FINANCE — 5.74%
Capitol Federal Financial Inc.	177,690	2,251,332
Hudson City Bancorp Inc.	611,485	5,491,135
New York Community Bancorp Inc.	566,338	9,180,339
People’s United Financial Inc.	412,943	5,958,768
Washington Federal Inc.	133,700	3,045,686

		25,927,260

TOTAL COMMON STOCKS
(Cost: $423,819,723)		451,082,885

SHORT-TERM INVESTMENTS — 2.39%

MONEY MARKET FUNDS — 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	9,790,799	9,790,799
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	569,011	569,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	434,266	434,266

		10,794,076

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,794,076)		10,794,076

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 102.24%
(Cost: $434,613,799)	$461,876,961
Other Assets, Less Liabilities — (2.24)%	(10,118,457)

NET ASSETS — 100.00%	$451,758,504

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2013

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers ETF	iShares U.S. Healthcare Providers ETF

ASSETS
Investments, at cost:
Unaffiliated	$187,289,595	$133,146,947	$343,302,889
Affiliated (Note 2)	14,136,295	16,193,551	35,654,979

Total cost of investments	$201,425,890	$149,340,498	$378,957,868

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$217,367,222	$149,955,329	$376,832,825
Affiliated (Note 2)	14,136,295	16,193,551	35,654,979

Total fair value of investments	231,503,517	166,148,880	412,487,804
Receivables:
Dividends and interest	121,098	20,649	9,141
Capital shares sold	31,977	—	—

Total Assets	231,656,592	166,169,529	412,496,945

LIABILITIES
Payables:
Investment securities purchased	23,341	—	—
Collateral for securities on loan (Note 5)	13,802,227	16,124,078	35,301,827
Investment advisory fees (Note 2)	74,487	55,414	145,474

Total Liabilities	13,900,055	16,179,492	35,447,301

NET ASSETS	$217,756,537	$149,990,037	$377,049,644

Net assets consist of:
Paid-in capital	$227,144,699	$203,780,107	$333,209,030
Undistributed (distributions in excess of) net investment income	116,974	(30,023)	41,549
Undistributed net realized gain (accumulated net realized loss)	(39,582,763)	(70,568,429)	10,269,129
Net unrealized appreciation	30,077,627	16,808,382	33,529,936

NET ASSETS	$217,756,537	$149,990,037	$377,049,644

Shares outstanding[b]	2,250,000	4,400,000	4,300,000

Net asset value per share	$96.78	$34.09	$87.69

[a]	Securities on loan with values of $13,423,261, $15,779,398 and $34,500,440, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,696,008,101	$129,127,325	$426,962,313
Affiliated (Note 2)	138,465,878	2,257,155	54,817,528

Total cost of investments	$1,834,473,979	$131,384,480	$481,779,841

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,645,992,769	$158,652,311	$481,755,504
Affiliated (Note 2)	138,465,878	2,257,155	54,817,528

Total fair value of investments	1,784,458,647	160,909,466	536,573,032
Receivables:
Dividends and interest	587,024	32,229	182,879
Capital shares sold	1,161,202	—	—

Total Assets	1,786,206,873	160,941,695	536,755,911

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	137,189,659	2,143,727	54,276,887
Capital shares redeemed	2,128,222	—	—
Investment advisory fees (Note 2)	624,815	58,316	173,850

Total Liabilities	139,942,696	2,202,043	54,450,737

NET ASSETS	$1,646,264,177	$158,739,652	$482,305,174

Net assets consist of:
Paid-in capital	$1,723,760,797	$144,384,665	$457,135,589
Undistributed (distributions in excess of) net investment income	(110,032)	36,475	424,493
Accumulated net realized loss	(27,371,256)	(15,206,474)	(30,048,099)
Net unrealized appreciation (depreciation)	(50,015,332)	29,524,986	54,793,191

NET ASSETS	$1,646,264,177	$158,739,652	$482,305,174

Shares outstanding[b]	73,000,000	3,550,000	5,400,000

Net asset value per share	$22.55	$44.72	$89.32

[a]	Securities on loan with values of $133,327,205, $2,095,517 and $52,963,965, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

ASSETS
Investments, at cost:
Unaffiliated	$415,473,574	$454,495,844	$406,666,867
Affiliated (Note 2)	19,477,273	29,780,520	62,956,750

Total cost of investments	$434,950,847	$484,276,364	$469,623,617

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$429,323,460	$491,702,815	$487,959,336
Affiliated (Note 2)	19,477,273	29,780,520	62,956,750

Total fair value of investments	448,800,733	521,483,335	550,916,086
Receivables:
Dividends and interest	659,883	119,995	412,856

Total Assets	449,460,616	521,603,330	551,328,942

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	18,824,542	29,082,234	62,610,866
Investment advisory fees (Note 2)	158,595	178,600	184,112

Total Liabilities	18,983,137	29,260,834	62,794,978

NET ASSETS	$430,477,479	$492,342,496	$488,533,964

Net assets consist of:
Paid-in capital	$433,087,964	$564,046,975	$390,801,896
Undistributed (distributions in excess of) net investment income	519,130	(106,602)	217,177
Undistributed net realized gain (accumulated net realized loss)	(16,979,501)	(108,804,848)	16,222,422
Net unrealized appreciation	13,849,886	37,206,971	81,292,469

NET ASSETS	$430,477,479	$492,342,496	$488,533,964

Shares outstanding[b]	5,200,000	7,450,000	4,500,000

Net asset value per share	$82.78	$66.09	$108.56

[a]	Securities on loan with values of $18,386,500, $28,379,929 and $60,886,656, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

iShares U.S. Regional Banks ETF

ASSETS
Investments, at cost:
Unaffiliated	$375,761,624
Affiliated (Note 2)	58,852,175

Total cost of investments	$434,613,799

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$400,858,439
Affiliated (Note 2)	61,018,522

Total fair value of investments	461,876,961
Receivables:
Dividends and interest	544,506

Total Assets	462,421,467

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	10,359,810
Capital shares redeemed	111,248
Investment advisory fees (Note 2)	191,905

Total Liabilities	10,662,963

NET ASSETS	$451,758,504

Net assets consist of:
Paid-in capital	$446,401,298
Undistributed net investment income	1,219,459
Accumulated net realized loss	(23,125,415)
Net unrealized appreciation	27,263,162

NET ASSETS	$451,758,504

Shares outstanding[b]	14,600,000

Net asset value per share	$30.94

[a]	Securities on loan with a value of $10,139,498. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers ETF	iShares U.S. Healthcare Providers ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,412,737	$931,779	$1,354,016
Interest — affiliated (Note 2)	2	1	7
Securities lending income — affiliated (Note 2)	86,003	10,747	34,439

Total investment income	1,498,742	942,527	1,388,462

EXPENSES
Investment advisory fees (Note 2)	303,417	293,394	832,255

Total expenses	303,417	293,394	832,255

Net investment income	1,195,325	649,133	556,207

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(972,244)	(497,590)	1,756,191
In-kind redemptions — unaffiliated	845,897	4,373,726	20,494,370

Net realized gain (loss)	(126,347)	3,876,136	22,250,561

Net change in unrealized appreciation/depreciation	31,058,076	20,185,205	12,227,592

Net realized and unrealized gain	30,931,729	24,061,341	34,478,153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,127,054	$24,710,474	$35,034,360

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares U.S. Home Construction ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$5,371,597	$1,123,016	$1,619,782
Interest — affiliated (Note 2)	31	2	5
Securities lending income — affiliated (Note 2)	260,800	4,408	105,671

Total investment income	5,632,428	1,127,426	1,725,458

EXPENSES
Investment advisory fees (Note 2)	4,547,734	311,191	916,097

Total expenses	4,547,734	311,191	916,097

Net investment income	1,084,694	816,235	809,361

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(23,099,486)	(84,908)	(2,361,896)
Investments — affiliated (Note 2)	(1,638,906)	—	—
In-kind redemptions — unaffiliated	201,838,256	5,115,272	14,368,465
In-kind redemptions — affiliated (Note 2)	4,510,182	—	—

Net realized gain	181,610,046	5,030,364	12,006,569

Net change in unrealized appreciation/depreciation	(397,353,345)	12,351,836	54,828,888

Net realized and unrealized gain (loss)	(215,743,299)	17,382,200	66,835,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(214,658,605)	$18,198,435	$67,644,818

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares U.S. Oil & Gas Exploration & Production ETF	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,219,220	$2,621,405	$3,579,274
Interest — affiliated (Note 2)	3	7	10
Securities lending income — affiliated (Note 2)	39,010	73,349	323,263

Total investment income	3,258,233	2,694,761	3,902,547

EXPENSES
Investment advisory fees (Note 2)	853,015	937,808	1,089,902

Total expenses	853,015	937,808	1,089,902

Net investment income	2,405,218	1,756,953	2,812,645

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,578,003)	(6,429,375)	(2,237,641)
In-kind redemptions — unaffiliated	26,660,772	2,677,234	27,862,290

Net realized gain (loss)	11,082,769	(3,752,141)	25,624,649

Net change in unrealized appreciation/depreciation	47,349,694	68,222,228	16,640,138

Net realized and unrealized gain	58,432,463	64,470,087	42,264,787

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,837,681	$66,227,040	$45,077,432

[a]	Net of foreign withholding tax of $ —, $5,648 and $ —, respectively.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

iShares U.S. Regional Banks ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$4,651,843
Dividends — affiliated (Note 2)	693,927
Interest — affiliated (Note 2)	6
Securities lending income — affiliated (Note 2)	11,417

Total investment income	5,357,193

EXPENSES
Investment advisory fees (Note 2)	1,061,327

Total expenses	1,061,327

Net investment income	4,295,866

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,533,533)
Investments — affiliated (Note 2)	(14,069)
In-kind redemptions — unaffiliated	27,047,326
In-kind redemptions — affiliated (Note 2)	3,175,181

Net realized gain	26,674,905

Net change in unrealized appreciation/depreciation	29,263,763

Net realized and unrealized gain	55,938,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,234,534

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares U.S. Aerospace & Defense ETF		iShares U.S. Broker-Dealers ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,195,325	$1,808,610	$649,133	$1,082,825
Net realized gain (loss)	(126,347)	(2,081,600)	3,876,136	(6,032,183)
Net change in unrealized appreciation/depreciation	31,058,076	11,011,228	20,185,205	13,963,932

Net increase in net assets resulting from operations	32,127,054	10,738,238	24,710,474	9,014,574

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,133,909)	(1,810,195)	(679,156)	(1,082,825)
Return of capital	—	—	—	(310,733)

Total distributions to shareholders	(1,133,909)	(1,810,195)	(679,156)	(1,393,558)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	107,570,712	—	59,492,788	62,181,314
Cost of shares redeemed	(4,123,774)	(32,685,145)	(26,052,299)	(31,504,399)

Net increase (decrease) in net assets from capital share transactions	103,446,938	(32,685,145)	33,440,489	30,676,915

INCREASE (DECREASE) IN NET ASSETS	134,440,083	(23,757,102)	57,471,807	38,297,931

NET ASSETS
Beginning of period	83,316,454	107,073,556	92,518,230	54,220,299

End of period	$217,756,537	$83,316,454	$149,990,037	$92,518,230

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$116,974	$55,558	$(30,023)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	—	1,900,000	2,350,000
Shares redeemed	(50,000)	(500,000)	(850,000)	(1,300,000)

Net increase (decrease) in shares outstanding	1,150,000	(500,000)	1,050,000	1,050,000

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Healthcare Providers ETF		iShares U.S. Home Construction ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$556,207	$1,723,339	$1,084,694	$8,490,199
Net realized gain	22,250,561	4,780,817	181,610,046	278,196,953
Net change in unrealized appreciation/depreciation	12,227,592	41,518,892	(397,353,345)	314,508,485

Net increase (decrease) in net assets resulting from operations	35,034,360	48,023,048	(214,658,605)	601,195,637

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(535,410)	(1,745,271)	(1,553,834)	(8,445,311)

Total distributions to shareholders	(535,410)	(1,745,271)	(1,553,834)	(8,445,311)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	158,148,422	82,357,818	1,443,572,059	2,174,417,827
Cost of shares redeemed	(90,824,703)	(138,701,453)	(1,900,893,154)	(1,127,335,623)

Net increase (decrease) in net assets from capital share transactions	67,323,719	(56,343,635)	(457,321,095)	1,047,082,204

INCREASE (DECREASE) IN NET ASSETS	101,822,669	(10,065,858)	(673,533,534)	1,639,832,530

NET ASSETS
Beginning of period	275,226,975	285,292,833	2,319,797,711	679,965,181

End of period	$377,049,644	$275,226,975	$1,646,264,177	$2,319,797,711

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$41,549	$20,752	$(110,032)	$359,108

SHARES ISSUED AND REDEEMED
Shares sold	1,850,000	1,200,000	63,300,000	108,150,000
Shares redeemed	(1,050,000)	(2,150,000)	(85,950,000)	(56,450,000)

Net increase (decrease) in shares outstanding	800,000	(950,000)	(22,650,000)	51,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Insurance ETF		iShares U.S. Medical Devices ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$816,235	$1,460,363	$809,361	$1,523,518
Net realized gain	5,030,364	148,068	12,006,569	18,784,835
Net change in unrealized appreciation/depreciation	12,351,836	18,160,950	54,828,888	13,633,128

Net increase in net assets resulting from operations	18,198,435	19,769,381	67,644,818	33,941,481

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(818,278)	(1,463,112)	(633,130)	(1,705,608)

Total distributions to shareholders	(818,278)	(1,463,112)	(633,130)	(1,705,608)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,550,412	33,556,847	155,329,698	237,059,440
Cost of shares redeemed	(16,348,814)	(13,142,728)	(76,881,625)	(264,736,849)

Net increase (decrease) in net assets from capital share transactions	32,201,598	20,414,119	78,448,073	(27,677,409)

INCREASE IN NET ASSETS	49,581,755	38,720,388	145,459,761	4,558,464

NET ASSETS
Beginning of period	109,157,897	70,437,509	336,845,413	332,286,949

End of period	$158,739,652	$109,157,897	$482,305,174	$336,845,413

Undistributed net investment income included in net assets at end of period	$36,475	$38,518	$424,493	$248,262

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,000,000	1,900,000	3,400,000
Shares redeemed	(400,000)	(400,000)	(950,000)	(3,900,000)

Net increase (decrease) in shares outstanding	750,000	600,000	950,000	(500,000)

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Oil & Gas Exploration & Production ETF		iShares U.S. Oil Equipment & Services ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,405,218	$2,762,864	$1,756,953	$2,237,253
Net realized gain (loss)	11,082,769	(2,332,551)	(3,752,141)	(14,847,399)
Net change in unrealized appreciation/depreciation	47,349,694	24,202,555	68,222,228	22,780,150

Net increase in net assets resulting from operations	60,837,681	24,632,868	66,227,040	10,170,004

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,886,088)	(2,783,974)	(1,863,555)	(2,401,646)

Total distributions to shareholders	(1,886,088)	(2,783,974)	(1,863,555)	(2,401,646)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	199,372,455	275,362,919	84,342,197	124,115,958
Cost of shares redeemed	(146,908,965)	(355,863,662)	(23,483,896)	(217,374,619)

Net increase (decrease) in net assets from capital share transactions	52,463,490	(80,500,743)	60,858,301	(93,258,661)

INCREASE (DECREASE) IN NET ASSETS	111,415,083	(58,651,849)	125,221,786	(85,490,303)

NET ASSETS
Beginning of period	319,062,396	377,714,245	367,120,710	452,611,013

End of period	$430,477,479	$319,062,396	$492,342,496	$367,120,710

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$519,130	$—	$(106,602)	$—

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	4,300,000	1,350,000	2,300,000
Shares redeemed	(1,900,000)	(5,650,000)	(400,000)	(4,250,000)

Net increase (decrease) in shares outstanding	700,000	(1,350,000)	950,000	(1,950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares U.S. Pharmaceuticals ETF		iShares U.S. Regional Banks ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,812,645	$7,377,116	$4,295,866	$3,885,554
Net realized gain (loss)	25,624,649	37,144,870	26,674,905	(4,912,836)
Net change in unrealized appreciation/depreciation	16,640,138	24,691,897	29,263,763	21,377,981

Net increase in net assets resulting from operations	45,077,432	69,213,883	60,234,534	20,350,699

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,848,185)	(7,424,458)	(3,850,464)	(3,492,063)

Total distributions to shareholders	(2,848,185)	(7,424,458)	(3,850,464)	(3,492,063)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	62,833,421	213,947,652	200,750,856	225,804,253
Cost of shares redeemed	(82,350,275)	(183,446,666)	(155,200,898)	(36,779,167)

Net increase (decrease) in net assets from capital share transactions	(19,516,854)	30,500,986	45,549,958	189,025,086

INCREASE IN NET ASSETS	22,712,393	92,290,411	101,934,028	205,883,722

NET ASSETS
Beginning of period	465,821,571	373,531,160	349,824,476	143,940,754

End of period	$488,533,964	$465,821,571	$451,758,504	$349,824,476

Undistributed net investment income included in net assets at end of period	$217,177	$252,717	$1,219,459	$774,057

SHARES ISSUED AND REDEEMED
Shares sold	600,000	2,350,000	6,650,000	8,800,000
Shares redeemed	(800,000)	(2,100,000)	(5,100,000)	(1,550,000)

Net increase (decrease) in shares outstanding	(200,000)	250,000	1,550,000	7,250,000

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$75.74	$66.92	$64.81	$58.96	$39.44	$63.73

Income from investment operations:
Net investment income[a]	0.79	1.38	0.68	0.54	0.61	0.49
Net realized and unrealized gain (loss)[b]	20.91	8.89	2.14	5.90	19.54	(24.29)

Total from investment operations	21.70	10.27	2.82	6.44	20.15	(23.80)

Less distributions from:
Net investment income	(0.66)	(1.45)	(0.71)	(0.59)	(0.63)	(0.49)

Total distributions	(0.66)	(1.45)	(0.71)	(0.59)	(0.63)	(0.49)

Net asset value, end of period	$96.78	$75.74	$66.92	$64.81	$58.96	$39.44

Total return	28.74%[c]	15.63%	4.45%	11.08%	51.46%	(37.39)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$217,757	$83,316	$107,074	$145,828	$238,795	$132,140
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	1.78%	2.07%	1.09%	0.97%	1.24%	1.02%
Portfolio turnover rate[e]	11%	26%	16%	10%	14%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$27.62	$23.57	$29.91	$29.32	$22.84	$41.20

Income from investment operations:
Net investment income[a]	0.16	0.48	0.23	0.40	0.13	0.43
Net realized and unrealized gain (loss)[b]	6.48	4.25	(6.26)	0.66	6.51	(18.32)

Total from investment operations	6.64	4.73	(6.03)	1.06	6.64	(17.89)

Less distributions from:
Net investment income	(0.17)	(0.53)	(0.23)	(0.43)	(0.16)	(0.47)
Return of capital	—	(0.15)	(0.08)	(0.04)	(0.00)[c]	—

Total distributions	(0.17)	(0.68)	(0.31)	(0.47)	(0.16)	(0.47)

Net asset value, end of period	$34.09	$27.62	$23.57	$29.91	$29.32	$22.84

Total return	24.08%[d]	20.66%	(20.14)%	3.71%	29.11%	(43.42)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,990	$92,518	$54,220	$128,593	$108,477	$138,160
Ratio of expenses to average net assets[e]	0.45%	0.46%	0.47%	0.47%	0.48%	0.47%
Ratio of net investment income to average net assets[e]	1.00%	1.99%	0.96%	1.43%	0.50%	1.55%
Portfolio turnover rate[f]	14%	39%	20%	32%	24%	59%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$78.64	$64.11	$65.20	$50.10	$34.83	$49.64

Income from investment operations:
Net investment income (loss)[a]	0.13	0.50	0.20	0.01	(0.13)	(0.13)
Net realized and unrealized gain (loss)[b]	9.05	14.56	(1.08)	15.19	15.40	(14.68)

Total from investment operations	9.18	15.06	(0.88)	15.20	15.27	(14.81)

Less distributions from:
Net investment income	(0.13)	(0.53)	(0.21)	(0.10)	—	—

Total distributions	(0.13)	(0.53)	(0.21)	(0.10)	—	—

Net asset value, end of period	$87.69	$78.64	$64.11	$65.20	$50.10	$34.83

Total return	11.67%[c]	23.60%	(1.35)%	30.41%	43.84%	(29.84)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$377,050	$275,227	$285,293	$260,817	$197,911	$74,884
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.30%	0.73%	0.33%	0.03%	(0.28)%	(0.31)%
Portfolio turnover rate[e]	8%	18%	23%	13%	19%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$24.25	$15.47	$13.52	$15.20	$11.15	$20.20

Income from investment operations:
Net investment income[a]	0.01	0.12	0.09	0.09	0.08	0.19
Net realized and unrealized gain (loss)[b]	(1.69)	8.78	1.95	(1.69)	4.06	(8.99)

Total from investment operations	(1.68)	8.90	2.04	(1.60)	4.14	(8.80)

Less distributions from:
Net investment income	(0.02)	(0.12)	(0.09)	(0.08)	(0.09)	(0.25)

Total distributions	(0.02)	(0.12)	(0.09)	(0.08)	(0.09)	(0.25)

Net asset value, end of period	$22.55	$24.25	$15.47	$13.52	$15.20	$11.15

Total return	(6.93)%[c]	57.69%	15.34%	(10.49)%	37.44%	(43.65)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,646,264	$2,319,798	$679,965	$501,567	$344,340	$198,456
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	0.11%	0.57%	0.74%	0.69%	0.67%	1.44%
Portfolio turnover rate[e]	17%	17%	10%	22%	35%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$38.98	$32.02	$33.54	$30.51	$19.55	$44.05

Income from investment operations:
Net investment income[a]	0.25	0.61	0.52	0.51	0.39	0.55
Net realized and unrealized gain (loss)[b]	5.75	6.96	(1.52)	3.09	10.99	(24.50)

Total from investment operations	6.00	7.57	(1.00)	3.60	11.38	(23.95)

Less distributions from:
Net investment income	(0.26)	(0.61)	(0.52)	(0.57)	(0.42)	(0.55)

Total distributions	(0.26)	(0.61)	(0.52)	(0.57)	(0.42)	(0.55)

Net asset value, end of period	$44.72	$38.98	$32.02	$33.54	$30.51	$19.55

Total return	15.43%[c]	23.96%	(2.78)%	11.98%	58.58%	(54.66)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$158,740	$109,158	$70,438	$85,520	$85,418	$28,350
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.18%	1.82%	1.77%	1.68%	1.50%	2.06%
Portfolio turnover rate[e]	3%	18%	11%	15%	9%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$75.70	$67.13	$68.61	$59.90	$39.80	$56.58

Income from investment operations:
Net investment income[a]	0.16	0.34	0.18	0.09	0.11	0.03
Net realized and unrealized gain (loss)[b]	13.59	8.63	(1.48)	8.66	20.08	(16.77)

Total from investment operations	13.75	8.97	(1.30)	8.75	20.19	(16.74)

Less distributions from:
Net investment income	(0.13)	(0.40)	(0.18)	(0.04)	(0.09)	(0.04)

Total distributions	(0.13)	(0.40)	(0.18)	(0.04)	(0.09)	(0.04)

Net asset value, end of period	$89.32	$75.70	$67.13	$68.61	$59.90	$39.80

Total return	18.18%[c]	13.43%	(1.86)%	14.61%	50.74%	(29.58)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$482,305	$336,845	$332,287	$493,959	$446,255	$214,902
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	0.40%	0.50%	0.29%	0.15%	0.21%	0.07%
Portfolio turnover rate[e]	8%	9%	20%	33%	25%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$70.90	$64.57	$74.76	$56.64	$39.19	$75.29

Income from investment operations:
Net investment income[a]	0.49	0.56	0.31	0.28	0.21	0.24
Net realized and unrealized gain (loss)[b]	11.76	6.33	(10.17)	18.13	17.48	(36.12)

Total from investment operations	12.25	6.89	(9.86)	18.41	17.69	(35.88)

Less distributions from:
Net investment income	(0.37)	(0.56)	(0.33)	(0.29)	(0.24)	(0.22)

Total distributions	(0.37)	(0.56)	(0.33)	(0.29)	(0.24)	(0.22)

Net asset value, end of period	$82.78	$70.90	$64.57	$74.76	$56.64	$39.19

Total return	17.33%[c]	10.76%	(13.17)%	32.61%	45.23%	(47.69)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$430,477	$319,062	$377,714	$590,617	$424,786	$335,055
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.27%	0.87%	0.48%	0.47%	0.43%	0.47%
Portfolio turnover rate[e]	31%	13%	13%	21%	22%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$56.48	$53.56	$67.03	$47.17	$31.08	$69.03

Income from investment operations:
Net investment income[a]	0.26	0.32	0.19	0.22	0.30	0.16
Net realized and unrealized gain (loss)[b]	9.62	2.95	(13.47)	19.89	16.10	(37.97)

Total from investment operations	9.88	3.27	(13.28)	20.11	16.40	(37.81)

Less distributions from:
Net investment income	(0.27)	(0.35)	(0.19)	(0.25)	(0.31)	(0.14)

Total distributions	(0.27)	(0.35)	(0.19)	(0.25)	(0.31)	(0.14)

Net asset value, end of period	$66.09	$56.48	$53.56	$67.03	$47.17	$31.08

Total return	17.54%[c]	6.16%	(19.80)%	42.81%	52.92%	(54.76)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$492,342	$367,121	$452,611	$713,851	$412,740	$194,235
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets[d]	0.85%	0.62%	0.34%	0.43%	0.72%	0.37%
Portfolio turnover rate[e]	13%	17%	13%	30%	11%	28%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$99.11	$83.94	$71.96	$58.90	$41.11	$49.28

Income from investment operations:
Net investment income[a]	0.61	1.65	1.03	0.90	0.75	0.80
Net realized and unrealized gain (loss)[b]	9.46	15.19	11.95	13.07	17.79	(8.18)

Total from investment operations	10.07	16.84	12.98	13.97	18.54	(7.38)

Less distributions from:
Net investment income	(0.62)	(1.67)	(1.00)	(0.91)	(0.75)	(0.79)

Total distributions	(0.62)	(1.67)	(1.00)	(0.91)	(0.75)	(0.79)

Net asset value, end of period	$108.56	$99.11	$83.94	$71.96	$58.90	$41.11

Total return	10.19%[c]	20.32%	18.23%	23.99%	45.32%	(15.13)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$488,534	$465,822	$373,531	$194,288	$170,802	$98,676
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.47%	0.48%
Ratio of net investment income to average net assets[d]	1.16%	1.86%	1.38%	1.47%	1.39%	1.76%
Portfolio turnover rate[e]	15%	24%	18%	25%	29%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$26.81	$24.82	$24.34	$26.33	$17.93	$36.36

Income from investment operations:
Net investment income[a]	0.28	0.53	0.42	0.30	0.30	1.05
Net realized and unrealized gain (loss)[b]	4.09	1.95	0.48	(2.01)	8.43	(18.34)

Total from investment operations	4.37	2.48	0.90	(1.71)	8.73	(17.29)

Less distributions from:
Net investment income	(0.24)	(0.49)	(0.42)	(0.28)	(0.33)	(1.14)

Total distributions	(0.24)	(0.49)	(0.42)	(0.28)	(0.33)	(1.14)

Net asset value, end of period	$30.94	$26.81	$24.82	$24.34	$26.33	$17.93

Total return	16.37%[c]	10.17%	4.03%	(6.42)%	49.30%	(48.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$451,759	$349,824	$143,941	$144,820	$202,759	$121,024
Ratio of expenses to average net assets[d]	0.45%	0.46%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.83%	2.09%	1.91%	1.27%	1.44%	4.20%
Portfolio turnover rate[e]	6%	8%	7%	11%	23%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
U.S. Aerospace & Defense	iShares Dow Jones U.S. Aerospace & Defense Index Fund	Non-diversified
U.S. Broker-Dealers	iShares Dow Jones U.S. Broker-Dealers Index Fund	Non-diversified
U.S. Healthcare Providers	iShares Dow Jones U.S. Healthcare Providers Index Fund	Non-diversified
U.S. Home Construction	iShares Dow Jones U.S. Home Construction Index Fund	Non-diversified
U.S. Insurance	iShares Dow Jones U.S. Insurance Index Fund	Non-diversified
U.S. Medical Devices	iShares Dow Jones U.S. Medical Devices Index Fund	Non-diversified
U.S. Oil & Gas Exploration & Production	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	Non-diversified
U.S. Oil Equipment & Services	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	Non-diversified
U.S. Pharmaceuticals	iShares Dow Jones U.S. Pharmaceuticals Index Fund	Non-diversified
U.S. Regional Banks	iShares Dow Jones U.S. Regional Banks Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
U.S. Aerospace & Defense
Assets:
Common Stocks	$217,367,222	$—	$—	$217,367,222
Money Market Funds	14,136,295	—	—	14,136,295

	$231,503,517	$—	$—	$231,503,517

U.S. Broker-Dealers
Assets:
Common Stocks	$149,955,329	$—	$—	$149,955,329
Money Market Funds	16,193,551	—	—	16,193,551

	$166,148,880	$—	$—	$166,148,880

U.S. Healthcare Providers
Assets:
Common Stocks	$376,832,825	$—	$—	$376,832,825
Money Market Funds	35,654,979	—	—	35,654,979

	$412,487,804	$—	$—	$412,487,804

U.S. Home Construction
Assets:
Common Stocks	$1,645,992,769	$—	$—	$1,645,992,769
Money Market Funds	138,465,878	—	—	138,465,878

	$1,784,458,647	$—	$—	$1,784,458,647

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
U.S. Insurance
Assets:
Common Stocks	$158,652,311	$—		$—	$158,652,311
Money Market Funds	2,257,155	—		—	2,257,155

	$160,909,466	$—		$—	$160,909,466

U.S. Medical Devices
Assets:
Common Stocks	$481,755,504	$—		$—	$481,755,504
Money Market Funds	54,817,528	—		—	54,817,528

	$536,573,032	$—		$—	$536,573,032

U.S. Oil & Gas Exploration & Production
Assets:
Common Stocks	$429,323,460	$—		$—	$429,323,460
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	19,477,273	—		—	19,477,273

	$448,800,733	$0	[a]	$—	$448,800,733

U.S. Oil Equipment & Services
Assets:
Common Stocks	$491,702,815	$—		$—	$491,702,815
Money Market Funds	29,780,520	—		—	29,780,520

	$521,483,335	$—		$—	$521,483,335

U.S. Pharmaceuticals
Assets:
Common Stocks	$487,959,336	$—		$—	$487,959,336
Money Market Funds	62,956,750	—		—	62,956,750

	$550,916,086	$—		$—	$550,916,086

U.S. Regional Banks
Assets:
Common Stocks	$451,082,885	$—		$—	$451,082,885
Money Market Funds	10,794,076	—		—	10,794,076

	$461,876,961	$—		$—	$461,876,961

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
U.S. Aerospace & Defense	$46,309
U.S. Broker-Dealers	5,787
U.S. Healthcare Providers	18,544
U.S. Home Construction	140,431
U.S. Insurance	2,373

iShares ETF	Securities Lending Agent Fees
U.S. Medical Devices	$56,899
U.S. Oil & Gas Exploration & Production	21,006
U.S. Oil Equipment & Services	39,495
U.S. Pharmaceuticals	174,065
U.S. Regional Banks	6,147

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Home Construction
Cavco Industries Inc.[a]	466,650	272,127	(469,319)	269,458	$15,782,155	$—	$1,673,038
M/I Homes Inc. [a]	1,440,208	953,454	(1,417,606)	976,056	19,979,866	—	1,198,238

					$35,762,021	$—	$2,871,276

U.S. Regional Banks
PNC Financial Services Group Inc. (The)	609,939	333,469	(260,361)	683,047	$50,224,446	$693,927	$3,161,112

[a]	As of October 31, 2013, the Fund held less than 5% of the outstanding voting shares of the issuer.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2013 were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$14,355,681	$14,369,098
U.S. Broker-Dealers	18,259,519	17,095,257
U.S. Healthcare Providers	29,054,012	28,799,649
U.S. Home Construction	331,210,658	357,045,932
U.S. Insurance	4,407,168	4,057,810
U.S. Medical Devices	33,431,761	33,042,410
U.S. Oil & Gas Exploration & Production	114,417,527	114,749,401
U.S. Oil Equipment & Services	54,186,466	54,501,600
U.S. Pharmaceuticals	71,151,251	72,680,290
U.S. Regional Banks	27,127,785	26,453,686

In-kind transactions (see Note 4) for the six months ended October 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$107,327,874	$4,119,096
U.S. Broker-Dealers	58,647,252	25,662,262
U.S. Healthcare Providers	157,876,804	90,733,641
U.S. Home Construction	1,337,923,706	1,766,337,132
U.S. Insurance	48,064,361	16,242,153
U.S. Medical Devices	155,146,806	76,763,727
U.S. Oil & Gas Exploration & Production	198,778,093	146,580,504
U.S. Oil Equipment & Services	84,212,923	23,456,355
U.S. Pharmaceuticals	62,678,547	80,660,035
U.S. Regional Banks	200,055,815	154,564,234

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of October 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
U.S. Aerospace & Defense	$13,423,261
U.S. Broker-Dealers	15,779,398
U.S. Healthcare Providers	34,500,440
U.S. Home Construction	133,327,205
U.S. Insurance	2,095,517

iShares ETF	Market Value of Securities on Loan
U.S. Medical Devices	$52,963,965
U.S. Oil & Gas Exploration & Production	18,386,500
U.S. Oil Equipment & Services	28,379,929
U.S. Pharmaceuticals	60,886,656
U.S. Regional Banks	10,139,498

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
U.S. Aerospace & Defense	$6,920,829	$218,173	$257,417	$9,600,011	$18,274,518	$1,447,425	$36,718,373
U.S. Broker-Dealers	7,431,215	203,587	7,089,008	31,804,022	17,785,438	2,266,806	66,580,076
U.S. Healthcare Providers	—	—	—	872,179	6,657,015	—	7,529,194
U.S. Home Construction	5,200,493	—	4,410,404	24,583,851	146,896,099	7,844,464	188,935,311
U.S. Insurance	1,712,473	83,550	25,936	11,890,168	2,305,872	2,460,926	18,478,925
U.S. Medical Devices	3,286,183	42,150	610,958	6,007,659	19,646,702	6,907,841	36,501,493
U.S. Oil & Gas Exploration & Production	4,989,777	115,443	413,565	1,593,277	9,040,459	7,967,383	24,119,904
U.S. Oil Equipment & Services	10,833,421	—	—	1,460,417	57,694,132	23,866,864	93,854,834
U.S. Pharmaceuticals	—	—	248,439	89,576	487,890	—	825,905
U.S. Regional Banks	9,319,639	47,538	94,893	14,260,731	19,012,829	1,225,053	43,960,683

[a]	Must be utilized prior to losses subject to expiration.

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Aerospace & Defense	$202,073,402	$31,184,674	$(1,754,559)	$29,430,115
U.S. Broker-Dealers	157,142,983	19,068,168	(10,062,271)	9,005,897
U.S. Healthcare Providers	383,410,106	41,015,633	(11,937,935)	29,077,698
U.S. Home Construction	1,854,519,970	74,112,185	(144,173,508)	(70,061,323)
U.S. Insurance	133,086,853	29,916,778	(2,094,165)	27,822,613
U.S. Medical Devices	487,333,016	67,164,636	(17,924,620)	49,240,016
U.S. Oil & Gas Exploration & Production	437,493,493	41,063,419	(29,756,179)	11,307,240
U.S. Oil Equipment & Services	492,444,390	53,619,174	(24,580,229)	29,038,945
U.S. Pharmaceuticals	477,167,505	95,246,948	(21,498,367)	73,748,581
U.S. Regional Banks	439,812,476	31,436,718	(9,372,233)	22,064,485

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of October 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rates reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Home Construction	$0.016768	$—	$0.002069	$0.018837	89%	—%	11%	100%
U.S. Medical Devices	0.123272	—	0.006472	0.129744	95	—	5	100

SUPPLEMENTAL INFORMATION	67

Notes:

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

Notes:

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-43-1013

OCTOBER 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Morningstar Large-Cap ETF | JKD | NYSE Arca
➢	iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca
➢	iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca
➢	iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca
➢	iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca
➢	iShares Morningstar Mid-Cap Value ETF | JKI | NYSE Arca
➢	iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca
➢	iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca
➢	iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP ETF

Performance as of October 31, 2013

The iShares Morningstar Large-Cap ETF (the “Fund”), formerly the iShares Morningstar Large Core Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 10.57%, net of fees, while the total return for the Index was 10.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.92%	30.98%	31.27%	30.92%	30.98%	31.27%
5 Years	15.28%	15.21%	15.53%	103.64%	102.96%	105.84%
Since Inception	8.06%	8.05%	8.28%	106.37%	106.24%	110.26%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,105.70	$1.06	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Consumer Staples	21.90%
Health Care	19.37
Industrials	17.04
Financials	16.27
Information Technology	12.05
Consumer Discretionary	8.25
Energy	3.01
Materials	2.11

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Microsoft Corp.	5.94%
Johnson & Johnson	5.79
Procter & Gamble Co. (The)	4.90
Berkshire Hathaway Inc. Class B	4.59
International Business Machines Corp.	4.09
Bank of America Corp.	3.32
Philip Morris International Inc.	3.20
PepsiCo Inc.	2.88
Wal-Mart Stores Inc.	2.77
McDonald’s Corp.	2.14

TOTAL	39.62%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

Performance as of October 31, 2013

The iShares Morningstar Large-Cap Growth ETF (the “Fund”), formerly the iShares Morningstar Large Growth Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 14.14%, net of fees, while the total return for the Index was 14.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.21%	26.27%	26.56%	26.21%	26.27%	26.56%
5 Years	16.84%	16.78%	17.14%	117.74%	117.23%	120.57%
Since Inception	5.89%	5.90%	6.16%	70.75%	70.79%	74.72%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,141.40	$1.35	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Information Technology	34.66%
Consumer Discretionary	23.82
Health Care	9.12
Energy	9.02
Financials	8.40
Consumer Staples	7.26
Industrials	3.80
Materials	3.45
Telecommunication Services	0.47

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Apple Inc.	10.00%
Google Inc. Class A	6.08
Coca-Cola Co. (The)	3.18
Amazon.com Inc.	2.84
Comcast Corp. Class A	2.62
Schlumberger Ltd.	2.62
Oracle Corp.	2.52
QUALCOMM Inc.	2.51
Walt Disney Co. (The)	2.40
Home Depot Inc. (The)	2.35

TOTAL	37.12%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

Performance as of October 31, 2013

The iShares Morningstar Large-Cap Value ETF (the “Fund”), formerly the iShares Morningstar Large Value Index Fund, seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 7.38%, net of fees, while the total return for the Index was 7.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.04%	21.08%	21.38%	21.04%	21.08%	21.38%
5 Years	10.91%	10.80%	11.18%	67.84%	67.00%	69.90%
Since Inception	5.60%	5.60%	5.87%	66.47%	66.37%	70.39%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.80	$1.31	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Financials	25.33%
Energy	20.96
Health Care	11.24
Industrials	9.78
Telecommunication Services	8.37
Utilities	7.97
Information Technology	7.25
Consumer Staples	3.27
Consumer Discretionary	3.08
Materials	2.75

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Exxon Mobil Corp.	9.10%
General Electric Co.	6.14
Chevron Corp.	5.35
Wells Fargo & Co.	4.76
Pfizer Inc.	4.69
J.P. Morgan Chase & Co.	4.48
AT&T Inc.	4.43
Citigroup Inc.	3.42
Verizon Communications Inc.	3.33
Merck & Co. Inc.	3.04

TOTAL	48.74%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP ETF

Performance as of October 31, 2013

The iShares Morningstar Mid-Cap ETF (the “Fund”), formerly the iShares Morningstar Mid Core Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.98%, net of fees, while the total return for the Index was 12.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	32.23%	32.24%	32.55%	32.23%	32.24%	32.55%
5 Years	20.55%	20.53%	20.82%	154.63%	154.40%	157.42%
Since Inception	9.59%	9.59%	9.84%	135.29%	135.25%	140.24%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,119.80	$1.34	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Industrials	18.55%
Financials	16.87
Information Technology	16.19
Consumer Discretionary	15.09
Health Care	11.40
Consumer Staples	7.22
Materials	6.72
Energy	4.68
Utilities	2.89
Telecommunication Services	0.39

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Actavis PLC	2.09%
SanDisk Corp.	1.30
Liberty Media Corp.	1.26
Dover Corp.	1.22
Analog Devices Inc.	1.19
Rockwell Automation Inc.	1.19
AmerisourceBergen Corp.	1.18
Invesco Ltd.	1.17
Zimmer Holdings Inc.	1.16
Fidelity National Information Services Inc.	1.11

TOTAL	12.87%

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

Performance as of October 31, 2013

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”), formerly the iShares Morningstar Mid Growth Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 12.95%, net of fees, while the total return for the Index was 13.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.23%	31.21%	31.44%	31.23%	31.21%	31.44%
5 Years	18.56%	18.56%	18.83%	134.29%	134.30%	136.96%
Since Inception	9.54%	9.53%	9.81%	134.28%	134.05%	139.71%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,129.50	$1.61	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Consumer Discretionary	26.40%
Information Technology	19.54
Industrials	15.15
Health Care	12.28
Financials	11.38
Energy	9.76
Consumer Staples	1.90
Materials	1.62
Telecommunication Services	1.57
Utilities	0.40

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Netflix Inc.	1.44%
Chipotle Mexican Grill Inc.	1.24
Starwood Hotels & Resorts Worldwide Inc.	1.09
Harley-Davidson Inc.	1.09
IntercontinentalExchange Inc.	1.07
Host Hotels & Resorts Inc.	1.06
Michael Kors Holdings Ltd.	1.04
Moody’s Corp.	1.04
Wynn Resorts Ltd.	1.02
O’Reilly Automotive Inc.	1.02

TOTAL	11.11%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

Performance as of October 31, 2013

The iShares Morningstar Mid-Cap Value ETF (the “Fund”), formerly the iShares Morningstar Mid Value Index Fund, seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 14.68%, net of fees, while the total return for the Index was 14.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	40.15%	40.31%	40.61%	40.15%	40.31%	40.61%
5 Years	19.10%	19.09%	19.45%	139.64%	139.50%	143.21%
Since Inception	9.24%	9.25%	9.52%	128.45%	128.52%	133.75%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,146.80	$1.62	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Financials	26.50%
Utilities	13.47
Consumer Discretionary	11.10
Information Technology	10.92
Materials	10.36
Industrials	8.85
Health Care	6.97
Energy	5.93
Consumer Staples	5.13
Telecommunication Services	0.77

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Micron Technology Inc.	1.40%
Parker Hannifin Corp.	1.32
St. Jude Medical Inc.	1.25
Nucor Corp.	1.25
Seagate Technology PLC	1.20
Boston Scientific Corp.	1.19
Hartford Financial Services Group Inc. (The)	1.17
Western Digital Corp.	1.12
M&T Bank Corp.	1.11
Mylan Inc.	1.10

TOTAL	12.11%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP ETF

Performance as of October 31, 2013

The iShares Morningstar Small-Cap ETF (the “Fund”), formerly the iShares Morningstar Small Core Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 14.50%, net of fees, while the total return for the Index was 14.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	35.08%	35.19%	35.29%	35.08%	35.19%	35.29%
5 Years	18.62%	18.74%	18.82%	134.90%	136.05%	136.81%
Since Inception	9.10%	9.09%	9.30%	125.69%	125.54%	129.48%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,145.00	$1.35	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Consumer Discretionary	21.34%
Financials	20.92
Industrials	17.50
Information Technology	13.87
Health Care	7.17
Materials	6.97
Energy	6.77
Consumer Staples	4.36
Utilities	1.10

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Mid-America Apartment Communities Inc.	1.11%
Brunswick Corp.	0.91
Visteon Corp.	0.86
Huntington Ingalls Industries Inc.	0.79
Prosperity Bancshares Inc.	0.78
Avis Budget Group Inc.	0.76
Generac Holdings Inc.	0.75
Teledyne Technologies Inc.	0.74
Fifth & Pacific Companies Inc.	0.72
Tenneco Inc.	0.72

TOTAL	8.14%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

Performance as of October 31, 2013

The iShares Morningstar Small-Cap Growth ETF (the “Fund”), formerly the iShares Morningstar Small Growth Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 22.13%, net of fees, while the total return for the Index was 22.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	39.94%	40.11%	39.88%	39.94%	40.11%	39.88%
5 Years	20.05%	20.08%	20.20%	149.32%	149.69%	150.93%
Since Inception	8.75%	8.75%	8.95%	119.01%	118.96%	122.66%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,221.30	$1.68	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Information Technology	27.72%
Health Care	20.89
Industrials	13.52
Consumer Discretionary	12.87
Financials	10.98
Energy	5.95
Consumer Staples	4.42
Materials	3.23
Telecommunication Services	0.32
Utilities	0.10

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Incyte Corp.	1.11%
CoStar Group Inc.	1.05
E*TRADE Financial Corp.	1.01
Ultimate Software Group Inc. (The)	0.92
Middleby Corp. (The)	0.90
Hexcel Corp.	0.88
Cubist Pharmaceuticals Inc.	0.85
Align Technology Inc.	0.83
Hain Celestial Group Inc.	0.82
Pandora Media Inc.	0.82

TOTAL	9.19%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

Performance as of October 31, 2013

The iShares Morningstar Small-Cap Value ETF (the “Fund”), formerly the iShares Morningstar Small Value Index Fund, seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 11.33%, net of fees, while the total return for the Index was 11.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	31.91%	32.10%	32.26%	31.91%	32.10%	32.26%
5 Years	19.01%	19.41%	19.32%	138.72%	142.79%	141.88%
Since Inception	9.59%	9.59%	9.89%	135.37%	135.25%	141.22%

The inception date of the Fund was 6/28/04. The first day of secondary market trading was 7/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,113.30	$1.60	$1,000.00	$1,023.70	$1.53	0.30%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Financials	35.05%
Industrials	16.89
Utilities	9.92
Consumer Discretionary	9.52
Information Technology	9.06
Materials	5.68
Energy	5.10
Health Care	4.23
Consumer Staples	3.62
Telecommunication Services	0.93

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Rite Aid Corp.	1.03%
Pitney Bowes Inc.	0.98
US Airways Group Inc.	0.96
Terex Corp.	0.89
FirstMerit Corp.	0.85
United States Steel Corp.	0.83
Protective Life Corp.	0.82
Brocade Communications Systems Inc.	0.82
ITT Corp.	0.82
Patterson-UTI Energy Inc.	0.81

TOTAL	8.81%

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 5.50%
Boeing Co. (The)	63,822	$8,328,771
Honeywell International Inc.	72,167	6,259,044
United Technologies Corp.	77,617	8,246,806

		22,834,621
AIR FREIGHT & LOGISTICS — 2.43%
FedEx Corp.	27,324	3,579,444
United Parcel Service Inc. Class B	66,432	6,526,280

		10,105,724
BEVERAGES — 2.87%
PepsiCo Inc.	141,807	11,924,551

		11,924,551
BIOTECHNOLOGY — 1.94%
Amgen Inc.	69,272	8,035,552

		8,035,552
CAPITAL MARKETS — 0.44%
Ameriprise Financial Inc.	18,216	1,831,437

		1,831,437
CHEMICALS — 2.10%
Air Products and Chemicals Inc.	19,295	2,103,348
E.I. du Pont de Nemours and Co.	84,911	5,196,553
Mosaic Co. (The)	31,276	1,434,005

		8,733,906
COMMERCIAL BANKS — 1.52%
U.S. Bancorp	169,122	6,318,398

		6,318,398
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Tyco International Ltd.	42,450	1,551,547

		1,551,547
CONSUMER FINANCE — 0.56%
Discover Financial Services	44,517	2,309,542

		2,309,542
DIVERSIFIED FINANCIAL SERVICES — 8.42%
Bank of America Corp.	987,832	13,790,135
Berkshire Hathaway Inc. Class Ba,b	165,503	19,046,085
CME Group Inc.	28,918	2,146,005

		34,982,225
ELECTRICAL EQUIPMENT — 1.80%
Eaton Corp. PLC	43,583	3,075,216
Emerson Electric Co.	65,703	4,400,130

		7,475,346

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.77%
National Oilwell Varco Inc.	39,315	$3,191,592

		3,191,592
FOOD & STAPLES RETAILING — 6.51%
CVS Caremark Corp.	112,950	7,032,267
Kroger Co. (The)	47,702	2,043,554
Sysco Corp.	54,174	1,751,987
Wal-Mart Stores Inc.	149,670	11,487,173
Walgreen Co.	79,943	4,735,823

		27,050,804
FOOD PRODUCTS — 2.70%
ConAgra Foods Inc.	38,757	1,232,860
General Mills Inc.	59,027	2,976,141
Kellogg Co.	23,626	1,494,345
Mondelez International Inc. Class A	163,735	5,508,045

		11,211,391
HEALTH CARE EQUIPMENT & SUPPLIES — 4.91%
Abbott Laboratories	142,904	5,223,141
Baxter International Inc.	49,913	3,287,769
Becton, Dickinson and Co.	17,876	1,879,304
Covidien PLC	42,315	2,712,815
Medtronic Inc.	91,719	5,264,671
Stryker Corp.	27,150	2,005,299

		20,372,999
HEALTH CARE PROVIDERS & SERVICES — 2.33%
McKesson Corp.	21,024	3,286,892
UnitedHealth Group Inc.	93,487	6,381,423

		9,668,315
HOTELS, RESTAURANTS & LEISURE — 2.47%
Carnival Corp.	40,192	1,392,653
McDonald’s Corp.	91,918	8,871,925

		10,264,578
HOUSEHOLD PRODUCTS — 5.81%
Kimberly-Clark Corp.	35,222	3,803,976
Procter & Gamble Co. (The)	251,829	20,335,192

		24,139,168
INDUSTRIAL CONGLOMERATES — 1.81%
3M Co.	59,704	7,513,748

		7,513,748
INSURANCE — 3.62%
American International Group Inc.	135,752	7,011,591
Aon PLC	28,295	2,237,851
Chubb Corp. (The)	23,458	2,160,013

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2013

Security	Shares	Value

Marsh & McLennan Companies Inc.	50,575	$2,316,335
Progressive Corp. (The)	50,803	1,319,354

		15,045,144
IT SERVICES — 4.09%
International Business Machines Corp.	94,681	16,967,782

		16,967,782
LEISURE EQUIPMENT & PRODUCTS — 0.34%
Mattel Inc.	31,638	1,403,778

		1,403,778
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Thermo Fisher Scientific Inc.	33,153	3,241,700

		3,241,700
MACHINERY — 3.92%
Caterpillar Inc.	58,501	4,876,643
Cummins Inc.	16,025	2,035,496
Deere & Co.	35,211	2,881,668
Illinois Tool Works Inc.	37,898	2,985,983
Ingersoll-Rand PLC	24,851	1,678,188
PACCAR Inc.	32,588	1,811,893

		16,269,871
MEDIA — 3.57%
DISH Network Corp. Class A	19,277	929,151
Omnicom Group Inc.	23,614	1,608,350
Time Warner Cable Inc.	26,283	3,157,902
Time Warner Inc.	84,596	5,815,129
Viacom Inc. Class B NVS	39,909	3,324,021

		14,834,553
MULTILINE RETAIL — 1.29%
Macy’s Inc.	34,546	1,592,916
Target Corp.	58,034	3,760,023

		5,352,939
OIL, GAS & CONSUMABLE FUELS — 2.24%
Occidental Petroleum Corp.	74,091	7,118,663
Spectra Energy Corp.	61,601	2,191,148

		9,309,811
PHARMACEUTICALS — 9.39%
AbbVie Inc.	145,782	7,063,138
Bristol-Myers Squibb Co.	151,381	7,950,530
Johnson & Johnson	259,122	23,997,288

		39,010,956
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.69%
HCP Inc.	41,788	1,734,202

Security	Shares	Value

Public Storage[b]	13,296	$2,220,033
Vornado Realty Trust	15,966	1,421,932
Weyerhaeuser Co.	53,630	1,630,352

		7,006,519
ROAD & RAIL — 1.18%
CSX Corp.	93,751	2,443,151
Norfolk Southern Corp.	28,697	2,468,516

		4,911,667
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.50%
Applied Materials Inc.	110,467	1,971,836
Texas Instruments Inc.	101,255	4,260,810

		6,232,646
SOFTWARE — 6.44%
Activision Blizzard Inc.	39,259	653,270
Microsoft Corp.	697,004	24,639,091
Symantec Corp.	64,155	1,458,885

		26,751,246
SPECIALTY RETAIL — 0.56%
Gap Inc. (The)	25,326	936,809
L Brands Inc.	22,361	1,400,022

		2,336,831
TOBACCO — 3.97%
Lorillard Inc.	34,334	1,751,378
Philip Morris International Inc.	148,826	13,263,373
Reynolds American Inc.	29,068	1,493,223

		16,507,974

TOTAL COMMON STOCKS
(Cost: $326,391,023)		414,698,861

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	3,185,470	3,185,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	185,130	185,130

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

October 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	771,524	$771,524

		4,142,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,142,124)		4,142,124

TOTAL INVESTMENTS IN SECURITIES — 100.84%
(Cost: $330,533,147)		418,840,985
Other Assets, Less Liabilities — (0.84)%		(3,490,567)

NET ASSETS — 100.00%		$415,350,418

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 0.77%
Precision Castparts Corp.	14,736	$3,734,839

		3,734,839
AUTO COMPONENTS — 0.34%
Delphi Automotive PLC	28,583	1,634,948

		1,634,948
BEVERAGES — 3.42%
Brown-Forman Corp. Class B NVS	16,453	1,200,740
Coca-Cola Co. (The)	386,050	15,275,998

		16,476,738
BIOTECHNOLOGY — 6.12%
Alexion Pharmaceuticals Inc.[a]	19,802	2,434,656
Biogen Idec Inc.[a]	24,066	5,876,677
Celgene Corp.[a]	41,645	6,183,866
Gilead Sciences Inc.[a]	154,990	11,002,740
Regeneron Pharmaceuticals Inc.[a,b]	7,898	2,271,465
Vertex Pharmaceuticals Inc.[a]	23,574	1,681,769

		29,451,173
CAPITAL MARKETS — 2.23%
BlackRock Inc.[c]	12,753	3,836,230
Charles Schwab Corp. (The)	117,097	2,652,247
Franklin Resources Inc.	41,165	2,217,147
T. Rowe Price Group Inc.	26,340	2,038,979

		10,744,603
CHEMICALS — 3.45%
Ecolab Inc.	27,464	2,911,184
Monsanto Co.	53,981	5,661,527
PPG Industries Inc.	14,471	2,642,115
Praxair Inc.	29,856	3,723,342
Sherwin-Williams Co. (The)	8,839	1,661,732

		16,599,900
COMMUNICATIONS EQUIPMENT — 2.82%
Motorola Solutions Inc.	23,959	1,497,917
QUALCOMM Inc.	173,702	12,067,078

		13,564,995
COMPUTERS & PERIPHERALS — 11.04%
Apple Inc.	91,993	48,052,544
EMC Corp.	210,705	5,071,669

		53,124,213
CONSUMER FINANCE — 1.60%
American Express Co.	93,950	7,685,110

		7,685,110

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.40%
McGraw Hill Financial Inc.	27,866	$1,941,703

		1,941,703
ENERGY EQUIPMENT & SERVICES — 4.38%
Baker Hughes Inc.	44,862	2,606,034
Cameron International Corp.[a]	24,921	1,367,166
Halliburton Co.	85,622	4,540,535
Schlumberger Ltd.	133,985	12,557,074

		21,070,809
FOOD & STAPLES RETAILING — 1.58%
Costco Wholesale Corp.	44,219	5,217,842
Whole Foods Market Inc.	37,721	2,381,327

		7,599,169
FOOD PRODUCTS — 0.66%
Hershey Co. (The)	15,141	1,502,593
Mead Johnson Nutrition Co. Class A	20,494	1,673,540

		3,176,133
HEALTH CARE EQUIPMENT & SUPPLIES — 0.31%
Intuitive Surgical Inc.[a]	4,020	1,493,430

		1,493,430
HEALTH CARE PROVIDERS & SERVICES — 1.07%
Express Scripts Holding Co.[a]	82,444	5,154,399

		5,154,399
HEALTH CARE TECHNOLOGY — 0.35%
Cerner Corp.[a]	29,879	1,674,120

		1,674,120
HOTELS, RESTAURANTS & LEISURE — 2.49%
Las Vegas Sands Corp.	39,257	2,756,627
Starbucks Corp.	76,086	6,166,770
Yum! Brands Inc.	45,184	3,055,342

		11,978,739
HOUSEHOLD PRODUCTS — 1.20%
Colgate-Palmolive Co.	89,239	5,776,440

		5,776,440
INDUSTRIAL CONGLOMERATES — 0.91%
Danaher Corp.	60,572	4,366,635

		4,366,635
INTERNET & CATALOG RETAIL — 3.97%
Amazon.com Inc.[a,b]	37,473	13,641,296
Priceline.com Inc.[a,b]	5,215	5,495,724

		19,137,020
INTERNET SOFTWARE & SERVICES — 10.17%
eBay Inc.[a]	117,975	6,218,462

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

Facebook Inc. Class Aa	165,221	$8,304,008
Google Inc. Class Aa	28,326	29,192,209
LinkedIn Corp. Class Aa,b	9,194	2,056,422
Yahoo! Inc.[a]	96,084	3,164,046

		48,935,147
IT SERVICES — 6.01%
Accenture PLC Class A	65,296	4,799,256
Automatic Data Processing Inc.	48,889	3,665,208
Cognizant Technology Solutions Corp. Class Aa	30,516	2,652,756
MasterCard Inc. Class A	10,504	7,532,419
Visa Inc. Class A	52,269	10,279,744

		28,929,383
LIFE SCIENCES TOOLS & SERVICES — 0.35%
Agilent Technologies Inc.	33,495	1,700,206

		1,700,206
MEDIA — 9.11%
CBS Corp. Class B NVS	56,954	3,368,260
Comcast Corp. Class A	264,838	12,600,992
DIRECTV[a]	51,699	3,230,670
Discovery Communications Inc. Series Aa,b	23,377	2,078,683
Liberty Global PLC Series Aa	38,033	2,980,646
Sirius XM Radio Inc.[b]	319,063	1,202,867
Twenty-First Century Fox Inc. Class A	201,120	6,854,170
Walt Disney Co. (The)	168,230	11,538,896

		43,855,184
MULTILINE RETAIL — 0.36%
Dollar General Corp.[a]	30,148	1,741,951

		1,741,951
OIL, GAS & CONSUMABLE FUELS — 4.62%
Anadarko Petroleum Corp.	50,903	4,850,547
Cabot Oil & Gas Corp.	42,602	1,504,703
Continental Resources Inc.[a]	4,323	492,390
EOG Resources Inc.	27,584	4,920,985
Kinder Morgan Inc.	68,177	2,407,330
Noble Energy Inc.	36,368	2,725,054
Pioneer Natural Resources Co.	14,030	2,873,063
Williams Companies Inc. (The)	69,179	2,470,382

		22,244,454

Security	Shares	Value

PERSONAL PRODUCTS — 0.38%
Estee Lauder Companies Inc. (The) Class A	25,891	$1,837,225

		1,837,225
PHARMACEUTICALS — 0.90%
Allergan Inc.	30,056	2,723,374
Zoetis Inc.	50,629	1,602,914

		4,326,288
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.15%
American Tower Corp.	39,997	3,173,762
AvalonBay Communities Inc.	12,317	1,540,241
Boston Properties Inc.[b]	15,430	1,597,005
Equity Residential	33,934	1,776,784
General Growth Properties Inc.	56,091	1,190,812
Health Care REIT Inc.	29,036	1,882,985
Prologis Inc.	50,488	2,016,995
Simon Property Group Inc.	31,424	4,856,579
Ventas Inc.	29,692	1,937,106

		19,972,269
ROAD & RAIL — 1.48%
Union Pacific Corp.	46,967	7,110,804

		7,110,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.31%
Broadcom Corp. Class A	55,697	1,488,224

		1,488,224
SOFTWARE — 4.25%
Adobe Systems Inc.[a]	47,299	2,563,606
Intuit Inc.	30,067	2,147,084
Oracle Corp.	361,061	12,095,544
Salesforce.com Inc.[a,b]	55,521	2,962,601
VMware Inc. Class Aa,b	8,698	706,973

		20,475,808
SPECIALTY RETAIL — 5.39%
AutoZone Inc.[a,b]	3,596	1,563,145
Bed Bath & Beyond Inc.[a]	22,050	1,704,906
Home Depot Inc. (The)	145,047	11,297,711
Lowe’s Companies Inc.	106,502	5,301,670
Ross Stores Inc.	21,941	1,697,136
TJX Companies Inc. (The)	72,424	4,402,655

		25,967,223
TEXTILES, APPAREL & LUXURY GOODS — 2.10%
Coach Inc.	28,548	1,446,812
Nike Inc. Class B	75,730	5,737,305

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

Ralph Lauren Corp.	6,134	$1,016,036
VF Corp.	8,904	1,914,360

		10,114,513
TRADING COMPANIES & DISTRIBUTORS — 0.64%
Fastenal Co.	27,655	1,377,219
W.W. Grainger Inc.	6,262	1,684,290

		3,061,509
WIRELESS TELECOMMUNICATION SERVICES — 0.47%
Crown Castle International Corp.[a]	29,685	2,256,654

		2,256,654

TOTAL COMMON STOCKS
(Cost: $314,285,439)		480,401,958

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	5,695,808	5,695,808
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	331,023	331,023
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	827,695	827,695

		6,854,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,854,526)		6,854,526

TOTAL INVESTMENTS IN SECURITIES — 101.23%
(Cost: $321,139,965)		487,256,484
Other Assets, Less Liabilities — (1.23)%		(5,910,462)

NET ASSETS — 100.00%		$481,346,022

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.67%
General Dynamics Corp.	20,782	$1,800,345
Lockheed Martin Corp.	16,866	2,248,912
Northrop Grumman Corp.	14,390	1,547,069
Raytheon Co.	20,168	1,661,238

		7,257,564
AIRLINES — 0.52%
Delta Air Lines Inc.	53,648	1,415,234

		1,415,234
AUTO COMPONENTS — 0.73%
Johnson Controls Inc.	42,779	1,974,251

		1,974,251
AUTOMOBILES — 2.35%
Ford Motor Co.	246,373	4,215,442
General Motors Co.[a]	58,860	2,174,877

		6,390,319
CAPITAL MARKETS — 4.03%
Bank of New York Mellon Corp. (The)	71,951	2,288,042
Goldman Sachs Group Inc. (The)	26,118	4,201,342
Morgan Stanley	86,958	2,498,303
State Street Corp.	27,887	1,954,042

		10,941,729
CHEMICALS — 1.10%
Dow Chemical Co. (The)	75,682	2,987,169

		2,987,169
COMMERCIAL BANKS — 7.00%
BB&T Corp.	44,016	1,495,224
Fifth Third Bancorp	55,471	1,055,613
PNC Financial Services Group Inc. (The)[b]	33,241	2,444,211
SunTrust Banks Inc.	33,700	1,133,668
Wells Fargo & Co.	302,170	12,899,637

		19,028,353
COMMERCIAL SERVICES & SUPPLIES — 0.44%
Waste Management Inc.	27,263	1,187,031

		1,187,031
COMMUNICATIONS EQUIPMENT — 2.78%
Cisco Systems Inc.	335,299	7,544,227

		7,544,227
COMPUTERS & PERIPHERALS — 1.08%
Hewlett-Packard Co.	120,180	2,928,787

		2,928,787

Security	Shares	Value

CONSUMER FINANCE — 0.92%
Capital One Financial Corp.	36,599	$2,513,253

		2,513,253
DIVERSIFIED FINANCIAL SERVICES — 7.88%
Citigroup Inc.	190,169	9,276,444
J.P. Morgan Chase & Co.	235,394	12,132,207

		21,408,651
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.22%
AT&T Inc.	332,131	12,023,142
CenturyLink Inc.	37,565	1,271,951
Verizon Communications Inc.	178,951	9,038,815

		22,333,908
ELECTRIC UTILITIES — 5.41%
American Electric Power Co. Inc.	30,437	1,425,669
Duke Energy Corp.	44,142	3,166,306
Edison International	20,374	998,937
Exelon Corp.	53,572	1,528,945
FirstEnergy Corp.	26,158	990,603
NextEra Energy Inc.	26,558	2,250,791
PPL Corp.	39,509	1,210,161
Southern Co. (The)	54,647	2,235,609
Xcel Energy Inc.	31,119	898,094

		14,705,115
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.57%
Corning Inc.	91,331	1,560,847

		1,560,847
FOOD PRODUCTS — 1.54%
Archer-Daniels-Midland Co.	41,217	1,685,775
Campbell Soup Co.	11,183	476,060
Kraft Foods Group Inc.	37,238	2,025,003

		4,186,838
HEALTH CARE PROVIDERS & SERVICES — 2.37%
Aetna Inc.	23,266	1,458,778
Cardinal Health Inc.	21,228	1,245,234
Cigna Corp.	17,689	1,361,699
HCA Holdings Inc.	16,784	791,198
WellPoint Inc.	18,701	1,585,845

		6,442,754
INDUSTRIAL CONGLOMERATES — 6.13%
General Electric Co.	636,858	16,647,468

		16,647,468
INSURANCE — 5.18%
ACE Ltd.	21,264	2,029,436

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

Aflac Inc.	29,080	$1,889,618
Allstate Corp. (The)	28,985	1,537,944
Loews Corp.	19,128	924,074
MetLife Inc.	70,035	3,313,356
Prudential Financial Inc.	29,074	2,366,333
Travelers Companies Inc. (The)	23,355	2,015,537

		14,076,298
METALS & MINING — 1.19%
Freeport-McMoRan Copper & Gold Inc.	64,907	2,385,981
Newmont Mining Corp.	31,126	848,495

		3,234,476
MULTI-UTILITIES — 2.54%
Consolidated Edison Inc.	18,315	1,066,299
Dominion Resources Inc.	36,210	2,308,388
PG&E Corp.	27,851	1,165,564
Public Service Enterprise Group Inc.	31,628	1,059,538
Sempra Energy	14,206	1,294,735

		6,894,524
OIL, GAS & CONSUMABLE FUELS — 20.91%
Apache Corp.	25,249	2,242,111
Chevron Corp.	120,819	14,493,447
ConocoPhillips	76,486	5,606,424
Devon Energy Corp.	23,868	1,508,935
Exxon Mobil Corp.	275,263	24,669,070
Hess Corp.	18,040	1,464,848
Marathon Oil Corp.	44,381	1,564,874
Marathon Petroleum Corp.	19,575	1,402,745
Phillips 66	38,214	2,462,128
Valero Energy Corp.	33,897	1,395,539

		56,810,121
PAPER & FOREST PRODUCTS — 0.46%
International Paper Co.	27,886	1,243,994

		1,243,994
PHARMACEUTICALS — 8.85%
Eli Lilly and Co.	62,005	3,089,089
Merck & Co. Inc.	182,999	8,251,425
Pfizer Inc.	414,014	12,701,949

		24,042,463
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.26%
Annaly Capital Management Inc.	59,243	698,475

		698,475

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.80%
Intel Corp.	311,559	$7,611,386

		7,611,386
TOBACCO — 1.72%
Altria Group Inc.	125,355	4,666,967

		4,666,967
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[a,c]	53,652	361,078

		361,078

TOTAL COMMON STOCKS
(Cost: $256,745,899)		271,093,280

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,d,e]	417,092	417,092
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,d,e]	24,240	24,240
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	226,047	226,047

		667,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $667,379)		667,379

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $257,413,278)		271,760,659
Other Assets, Less Liabilities — (0.02)%		(65,767)

NET ASSETS — 100.00%		$271,694,892

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 0.92%
Textron Inc.	50,252	$1,446,755
Triumph Group Inc.	9,322	667,921

		2,114,676
AIR FREIGHT & LOGISTICS — 0.73%
Expeditors International of Washington Inc.	36,975	1,674,598

		1,674,598
AIRLINES — 1.33%
Alaska Air Group Inc.	12,510	883,957
Southwest Airlines Co.	126,507	2,178,450

		3,062,407
AUTO COMPONENTS — 0.10%
Allison Transmission Holdings Inc.	9,690	235,952

		235,952
BEVERAGES — 2.44%
Beam Inc.	29,005	1,952,037
Constellation Brands Inc. Class Aa	29,709	1,939,998
Dr Pepper Snapple Group Inc.	36,467	1,726,712

		5,618,747
CAPITAL MARKETS — 4.53%
Eaton Vance Corp. NVS	21,742	909,033
Invesco Ltd.	79,318	2,676,983
LPL Financial Holdings Inc.	14,514	591,300
Northern Trust Corp.	40,434	2,281,286
Raymond James Financial Inc.	22,051	1,006,628
SEI Investments Co.	25,950	861,281
TD Ameritrade Holding Corp.	42,392	1,155,606
Waddell & Reed Financial Inc. Class A	15,357	948,295

		10,430,412
CHEMICALS — 4.37%
Airgas Inc.	11,852	1,292,698
Albemarle Corp.	14,580	965,050
Cytec Industries Inc.	6,529	542,495
International Flavors & Fragrances Inc.	14,644	1,210,326
NewMarket Corp.	2,052	638,911
Rockwood Holdings Inc.	13,918	880,313
Sigma-Aldrich Corp.	21,539	1,861,616
Valspar Corp. (The)	14,444	1,010,647
W.R. Grace & Co.[a]	13,731	1,258,583

Security	Shares	Value

Westlake Chemical Corp.	3,600	$386,712

		10,047,351
COMMERCIAL BANKS — 1.25%
CIT Group Inc.[a]	36,051	1,736,216
First Republic Bank	22,214	1,134,469

		2,870,685
COMMERCIAL SERVICES & SUPPLIES — 1.35%
ADT Corp. (The)	35,828	1,553,860
Cintas Corp.	18,410	989,906
KAR Auction Services Inc.	19,275	572,853

		3,116,619
COMMUNICATIONS EQUIPMENT — 0.89%
EchoStar Corp. Class Aa	7,232	346,847
Juniper Networks Inc.[a]	90,793	1,692,381

		2,039,228
COMPUTERS & PERIPHERALS — 1.77%
NCR Corp.[a,b]	29,740	1,086,997
SanDisk Corp.	43,059	2,992,601

		4,079,598
CONSTRUCTION & ENGINEERING — 2.07%
Fluor Corp.	29,204	2,167,521
Jacobs Engineering Group Inc.[a]	23,552	1,432,432
Quanta Services Inc.[a]	38,295	1,156,892

		4,756,845
CONSTRUCTION MATERIALS — 0.54%
Vulcan Materials Co.	23,284	1,246,858

		1,246,858
CONTAINERS & PACKAGING — 1.52%
AptarGroup Inc.	11,878	762,093
Ball Corp.	25,996	1,270,944
MeadWestvaco Corp.	31,808	1,108,509
Silgan Holdings Inc.	7,856	354,070

		3,495,616
DISTRIBUTORS — 0.95%
Genuine Parts Co.	27,739	2,186,665

		2,186,665
DIVERSIFIED CONSUMER SERVICES — 0.30%
Service Corp. International	37,982	684,056

		684,056
ELECTRICAL EQUIPMENT — 2.18%
Babcock & Wilcox Co. (The)	19,890	640,657
Hubbell Inc. Class B	9,671	1,040,019
Regal Beloit Corp.	8,066	591,480

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2013

Security	Shares	Value

Rockwell Automation Inc.	24,839	$2,742,474

		5,014,630
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Dolby Laboratories Inc. Class A	8,740	312,368
FLIR Systems Inc.	25,459	725,072

		1,037,440
ENERGY EQUIPMENT & SERVICES — 1.72%
Atwood Oceanics Inc.[a]	10,318	548,195
Diamond Offshore Drilling Inc.	12,457	771,462
Oil States International Inc.[a]	9,882	1,073,482
Rowan Companies PLC Class Aa	22,257	803,033
Superior Energy Services Inc.[a]	28,593	767,150

		3,963,322
FOOD PRODUCTS — 2.82%
Flowers Foods Inc.	31,340	794,156
Hormel Foods Corp.	24,117	1,048,125
Ingredion Inc.	13,893	913,604
J.M. Smucker Co. (The)	18,831	2,094,195
McCormick & Co. Inc. NVS	23,644	1,634,982

		6,485,062
GAS UTILITIES — 1.37%
National Fuel Gas Co.	14,982	1,071,962
ONEOK Inc.	36,937	2,086,941

		3,158,903
HEALTH CARE EQUIPMENT & SUPPLIES — 3.41%
C.R. Bard Inc.	14,179	1,931,463
CareFusion Corp.[a]	38,405	1,488,962
Hologic Inc.[a]	48,455	1,084,908
Teleflex Inc.	7,367	679,090
Zimmer Holdings Inc.	30,370	2,656,464

		7,840,887
HEALTH CARE PROVIDERS & SERVICES — 4.28%
AmerisourceBergen Corp.	41,377	2,703,159
Henry Schein Inc.[a,b]	15,494	1,741,991
Laboratory Corp. of America Holdings[a]	16,141	1,628,627
MEDNAX Inc.[a]	9,071	988,920
Patterson Companies Inc.	14,900	633,399
Tenet Healthcare Corp.[a]	18,208	859,236
Universal Health Services Inc. Class B	16,009	1,289,685

		9,845,017

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.22%
International Game Technology	46,730	$878,524
MGM Resorts International[a]	59,646	1,135,660
Penn National Gaming Inc.[a]	12,294	719,322
SeaWorld Entertainment Inc.	4,670	140,240
Six Flags Entertainment Corp.	17,125	644,071
Wyndham Worldwide Corp.	23,819	1,581,582

		5,099,399
HOUSEHOLD DURABLES — 3.02%
D.R. Horton Inc.	50,902	964,593
Harman International Industries Inc.	12,198	988,282
Jarden Corp.[a]	21,183	1,172,691
Leggett & Platt Inc.	25,448	756,823
Lennar Corp. Class A	29,740	1,057,257
PulteGroup Inc.	62,622	1,105,278
Toll Brothers Inc.[a]	27,235	895,487

		6,940,411
HOUSEHOLD PRODUCTS — 0.92%
Clorox Co. (The)	23,364	2,107,199

		2,107,199
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.57%
Calpine Corp.[a]	65,249	1,316,072

		1,316,072
INDUSTRIAL CONGLOMERATES — 0.36%
Carlisle Companies Inc.	11,433	830,950

		830,950
INSURANCE — 2.60%
Alleghany Corp.[a]	3,015	1,222,341
Arch Capital Group Ltd.[a]	21,035	1,219,189
Arthur J. Gallagher & Co.	22,880	1,085,656
Brown & Brown Inc.	21,293	679,886
Erie Indemnity Co. Class A	4,449	319,527
W.R. Berkley Corp.	19,640	862,392
White Mountains Insurance Group Ltd.	997	582,318

		5,971,309
INTERNET & CATALOG RETAIL — 1.51%
Expedia Inc.	19,249	1,133,381
Liberty Interactive Corp. Series Aa	86,697	2,337,351

		3,470,732
INTERNET SOFTWARE & SERVICES — 0.32%
IAC/InterActiveCorp	13,679	730,322

		730,322

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2013

Security	Shares	Value

IT SERVICES — 4.21%
Fidelity National Information Services Inc.	52,324	$2,550,795
Fiserv Inc.[a]	23,302	2,440,418
Global Payments Inc.	13,544	805,597
Paychex Inc.	58,274	2,462,659
Total System Services Inc.	29,867	890,933
Vantiv Inc. Class Aa	19,463	535,233

		9,685,635
LIFE SCIENCES TOOLS & SERVICES — 1.61%
Bio-Rad Laboratories Inc. Class Aa	3,595	444,054
Life Technologies Corp.[a]	30,928	2,329,188
PerkinElmer Inc.	20,074	763,615
Quintiles Transnational Holdings Inc.[a]	4,187	175,812

		3,712,669
MACHINERY — 6.97%
AGCO Corp.	16,220	946,924
Dover Corp.	30,571	2,806,112
Flowserve Corp.	25,190	1,749,949
IDEX Corp.	14,650	1,013,047
Lincoln Electric Holdings Inc.	14,729	1,019,836
Pall Corp.	20,034	1,613,138
Pentair Ltd. Registered	35,673	2,393,302
Snap-on Inc.	10,422	1,084,617
Stanley Black & Decker Inc.	28,674	2,267,827
Wabtec Corp.	17,248	1,124,397

		16,019,149
MEDIA — 2.79%
Charter Communications Inc. Class Aa	12,080	1,621,619
Cinemark Holdings Inc.	18,606	610,463
Interpublic Group of Companies Inc. (The)	75,630	1,270,584
Liberty Media Corp.[a]	18,996	2,904,678

		6,407,344
METALS & MINING — 0.28%
Allegheny Technologies Inc.	19,337	640,055

		640,055
MULTILINE RETAIL — 1.20%
Family Dollar Stores Inc.	17,306	1,192,037
Nordstrom Inc.	25,836	1,562,303

		2,754,340

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.96%
Chesapeake Energy Corp.	90,752	$2,537,426
Denbury Resources Inc.[a]	66,809	1,268,703
QEP Resources Inc.	32,125	1,062,052
Ultra Petroleum Corp.[a,b]	27,394	502,954
Whiting Petroleum Corp.[a]	21,389	1,430,710

		6,801,845
PERSONAL PRODUCTS — 1.03%
Coty Inc. Class A	10,360	159,337
Herbalife Ltd.[b]	15,142	981,504
Nu Skin Enterprises Inc. Class A	10,511	1,229,051

		2,369,892
PHARMACEUTICALS — 2.09%
Actavis PLC[a]	31,040	4,798,163

		4,798,163
PROFESSIONAL SERVICES — 1.19%
Equifax Inc.	21,728	1,405,150
Towers Watson & Co. Class A	11,531	1,323,874

		2,729,024
REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.53%
Apartment Investment and Management Co. Class A	26,146	731,565
BRE Properties Inc. Class A	13,828	755,147
Corrections Corp. of America	20,734	767,158
Douglas Emmett Inc.	23,230	579,124
Federal Realty Investment Trust	11,770	1,219,372
Highwoods Properties Inc.	16,097	621,344
Home Properties Inc.[b]	10,192	614,680
Kimco Realty Corp.	73,385	1,576,310
Liberty Property Trust[b]	25,599	952,027
Omega Healthcare Investors Inc.[b]	20,996	697,907
Plum Creek Timber Co. Inc.	29,200	1,325,680
Rayonier Inc.	22,595	1,062,417
Realty Income Corp.	35,132	1,463,248
Regency Centers Corp.[b]	16,538	854,353
SL Green Realty Corp.	16,467	1,557,284
Taubman Centers Inc.	11,439	752,572
UDR Inc.[b]	44,924	1,114,564
WP Carey Inc.	10,027	667,898

		17,312,650
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.58%
Forest City Enterprises Inc. Class Aa	28,304	573,439
Jones Lang LaSalle Inc.	7,959	757,697

		1,331,136

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

October 31, 2013

Security	Shares	Value

ROAD & RAIL — 0.67%
Hertz Global Holdings Inc.[a]	66,894	$1,535,886

		1,535,886
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.46%
Analog Devices Inc.	55,652	2,743,644
Avago Technologies Ltd.[b]	44,230	2,009,369
Lam Research Corp.[a]	29,227	1,584,980
Linear Technology Corp.	41,775	1,718,624
LSI Corp.	98,033	831,320
Maxim Integrated Products Inc.	52,144	1,548,677
Microchip Technology Inc.	35,347	1,518,507
NVIDIA Corp.	103,651	1,573,422
Skyworks Solutions Inc.[a]	33,640	867,239
Teradyne Inc.[a,b]	34,315	600,169
Xilinx Inc.	47,701	2,166,579

		17,162,530
SOFTWARE — 1.06%
Electronic Arts Inc.[a]	54,930	1,441,913
Synopsys Inc.[a]	27,665	1,008,389

		2,450,302
SPECIALTY RETAIL — 2.47%
Abercrombie & Fitch Co. Class A	13,666	512,202
Advance Auto Parts Inc.	13,050	1,294,299
American Eagle Outfitters Inc.	30,479	472,120
AutoNation Inc.[a]	11,526	555,899
Foot Locker Inc.	26,607	923,263
Signet Jewelers Ltd.[b]	14,428	1,077,194
Williams-Sonoma Inc.	15,948	836,313

		5,671,290
TEXTILES, APPAREL & LUXURY GOODS — 0.53%
Hanesbrands Inc.	17,738	1,208,313

		1,208,313
THRIFTS & MORTGAGE FINANCE — 0.36%
People’s United Financial Inc.	57,539	830,288

		830,288
TRADING COMPANIES & DISTRIBUTORS — 0.76%
United Rentals Inc.[a,b]	16,714	1,079,557
WESCO International Inc.[a]	7,914	676,331

		1,755,888
WATER UTILITIES — 0.94%
American Water Works Co. Inc.	31,883	1,366,824
Aqua America Inc.	31,621	796,217

		2,163,041

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.39%
T-Mobile US Inc.	32,554	$902,722

		902,722

TOTAL COMMON STOCKS
(Cost: $179,935,914)		229,714,130

SHORT-TERM INVESTMENTS — 4.19%

MONEY MARKET FUNDS — 4.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	8,956,029	8,956,029
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	520,497	520,497
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	168,724	168,724

		9,645,250

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,645,250)		9,645,250

TOTAL INVESTMENTS IN SECURITIES — 104.08%
(Cost: $189,581,164)		239,359,380
Other Assets, Less Liabilities — (4.08)%		(9,380,500)

NET ASSETS — 100.00%		$229,978,880

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 1.15%
B/E Aerospace Inc.[a]	13,600	$1,103,776
TransDigm Group Inc.	6,819	991,551

		2,095,327
AIR FREIGHT & LOGISTICS — 0.72%
C.H. Robinson Worldwide Inc.	22,008	1,314,758

		1,314,758
AUTO COMPONENTS — 1.22%
BorgWarner Inc.	15,806	1,630,073
Gentex Corp.	19,945	587,181

		2,217,254
AUTOMOBILES — 2.07%
Harley-Davidson Inc.	30,799	1,972,368
Tesla Motors Inc.[a,b]	11,236	1,797,086

		3,769,454
BEVERAGES — 0.59%
Monster Beverage Corp.[a]	18,721	1,071,403

		1,071,403
BIOTECHNOLOGY — 2.49%
ARIAD Pharmaceuticals Inc.[a,b]	25,603	56,327
BioMarin Pharmaceutical Inc.[a]	19,344	1,215,190
Medivation Inc.[a]	10,387	621,766
Pharmacyclics Inc.[a]	9,190	1,090,301
Seattle Genetics Inc.[a]	15,307	591,309
Theravance Inc.[a]	10,678	391,242
United Therapeutics Corp.[a]	6,352	562,279

		4,528,414
BUILDING PRODUCTS — 1.29%
A.O. Smith Corp.	10,748	555,134
Armstrong World Industries Inc.[a]	4,754	254,006
Fortune Brands Home & Security Inc.	22,919	987,351
Owens Corning[a]	15,275	548,831

		2,345,322
CAPITAL MARKETS — 0.79%
Affiliated Managers Group Inc.[a]	7,297	1,440,720

		1,440,720
CHEMICALS — 0.75%
FMC Corp.	18,827	1,369,853

		1,369,853
COMMERCIAL BANKS — 0.70%
Signature Bank[a]	6,529	664,783

Security	Shares	Value

SVB Financial Group[a]	6,295	$602,935

		1,267,718
COMMERCIAL SERVICES & SUPPLIES — 2.17%
Clean Harbors Inc.[a]	7,626	470,905
Copart Inc.[a]	15,443	497,728
Iron Mountain Inc.	23,481	623,186
Rollins Inc.	8,827	243,978
Stericycle Inc.[a]	11,859	1,378,016
Waste Connections Inc.	17,048	728,632

		3,942,445
COMMUNICATIONS EQUIPMENT — 0.63%
F5 Networks Inc.[a]	10,811	881,204
Palo Alto Networks Inc.[a]	6,155	259,495

		1,140,699
COMPUTERS & PERIPHERALS — 1.45%
3D Systems Corp.[a,b]	13,046	811,983
NetApp Inc.	46,957	1,822,401

		2,634,384
CONSTRUCTION MATERIALS — 0.63%
Eagle Materials Inc.	6,854	514,118
Martin Marietta Materials Inc.	6,386	626,403

		1,140,521
DISTRIBUTORS — 0.75%
LKQ Corp.[a]	41,437	1,368,664

		1,368,664
DIVERSIFIED FINANCIAL SERVICES — 2.96%
CBOE Holdings Inc.	12,119	587,772
ING U.S. Inc.	8,953	277,722
IntercontinentalExchange Inc.[a,b]	10,058	1,938,478
Moody’s Corp.	26,779	1,892,204
MSCI Inc. Class Aa	16,700	680,859

		5,377,035
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.72%
Level 3 Communications Inc.[a]	22,145	676,530
tw telecom inc.[a]	20,119	634,151

		1,310,681
ELECTRIC UTILITIES — 0.40%
ITC Holdings Corp.	7,242	728,473

		728,473
ELECTRICAL EQUIPMENT — 2.54%
Acuity Brands Inc.	5,920	595,019
AMETEK Inc.	33,720	1,612,828
Roper Industries Inc.	13,694	1,736,536

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

Sensata Technologies Holding NVa	17,646	$664,019

		4,608,402
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.96%
Amphenol Corp. Class A	21,975	1,764,373
CDW Corp[a]	3,307	72,721
IPG Photonics Corp.[b]	4,742	314,252
National Instruments Corp.	13,468	391,245
Trimble Navigation Ltd.[a]	35,444	1,012,635

		3,555,226
ENERGY EQUIPMENT & SERVICES — 2.98%
Core Laboratories NV	6,339	1,186,788
Dresser-Rand Group Inc.[a]	10,528	639,787
Dril-Quip Inc.[a]	5,604	658,022
FMC Technologies Inc.[a]	32,710	1,653,490
Oceaneering International Inc.	14,938	1,282,875

		5,420,962
FOOD PRODUCTS — 0.63%
Green Mountain Coffee Roasters Inc.[a,b]	18,107	1,137,301

		1,137,301
HEALTH CARE EQUIPMENT & SUPPLIES — 3.44%
Cooper Companies Inc. (The)	6,758	873,201
DENTSPLY International Inc.	19,644	925,232
Edwards Lifesciences Corp.[a]	15,501	1,010,510
IDEXX Laboratories Inc.[a]	7,254	782,416
ResMed Inc.[b]	19,612	1,014,725
Sirona Dental Systems Inc.[a]	7,855	567,524
Varian Medical Systems Inc.[a]	14,863	1,078,757

		6,252,365
HEALTH CARE PROVIDERS & SERVICES — 0.96%
Brookdale Senior Living Inc.[a]	13,822	374,300
DaVita HealthCare Partners Inc.[a]	24,363	1,369,444

		1,743,744
HEALTH CARE TECHNOLOGY — 0.37%
athenahealth Inc.[a]	5,092	679,833

		679,833
HOTELS, RESTAURANTS & LEISURE — 5.27%
Burger King Worldwide Inc.	8,198	173,634
Chipotle Mexican Grill Inc.[a]	4,263	2,246,473
Dunkin’ Brands Group Inc.	14,683	700,085
Hyatt Hotels Corp. Class Aa	8,037	382,561
Marriott International Inc. Class A	31,395	1,415,287

Security	Shares	Value

Norwegian Cruise Line Holdings Ltd.[a]	6,444	$206,337
Panera Bread Co. Class Aa	3,869	610,992
Starwood Hotels & Resorts Worldwide Inc.	26,916	1,981,556
Wynn Resorts Ltd.	11,167	1,856,514

		9,573,439
HOUSEHOLD DURABLES — 0.91%
Mohawk Industries Inc.[a]	8,410	1,113,652
NVR Inc.[a]	589	540,302

		1,653,954
HOUSEHOLD PRODUCTS — 0.69%
Church & Dwight Co. Inc.	19,131	1,246,385

		1,246,385
INSURANCE — 0.56%
Markel Corp.[a]	1,933	1,023,852

		1,023,852
INTERNET & CATALOG RETAIL — 2.54%
Groupon Inc.[a]	51,477	469,985
HSN Inc.	4,605	241,302
Netflix Inc.[a]	8,136	2,623,697
TripAdvisor Inc.[a]	15,398	1,273,569

		4,608,553
INTERNET SOFTWARE & SERVICES — 2.42%
Akamai Technologies Inc.[a]	24,598	1,100,514
AOL Inc.	10,642	385,666
Equinix Inc.[a]	6,815	1,100,486
Rackspace Hosting Inc.[a]	15,729	805,797
VeriSign Inc.[a]	18,634	1,011,454

		4,403,917
IT SERVICES — 3.28%
Alliance Data Systems Corp.[a,b]	6,730	1,595,414
FleetCor Technologies Inc.[a]	10,056	1,159,959
Gartner Inc.[a]	12,861	758,156
Genpact Ltd.[a]	15,449	306,354
Jack Henry & Associates Inc.	11,777	643,142
Teradata Corp.[a]	22,519	992,412
WEX Inc.[a]	5,376	501,850

		5,957,287
LEISURE EQUIPMENT & PRODUCTS — 0.64%
Polaris Industries Inc.	8,841	1,157,729

		1,157,729

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 2.48%
Covance Inc.[a]	7,717	$688,819
Illumina Inc.[a,b]	17,275	1,615,385
Mettler-Toledo International Inc.[a]	4,135	1,023,247
Waters Corp.[a]	11,766	1,187,425

		4,514,876
MACHINERY — 2.17%
Colfax Corp.[a]	12,225	684,111
Donaldson Co. Inc.	18,664	739,281
Graco Inc.	8,474	654,701
Nordson Corp.	8,338	601,087
Valmont Industries Inc.	3,702	520,131
WABCO Holdings Inc.[a]	8,643	740,532

		3,939,843
MARINE — 0.38%
Kirby Corp.[a]	7,837	693,496

		693,496
MEDIA — 1.83%
AMC Networks Inc. Class Aa	8,181	573,406
Lamar Advertising Co. Class Aa	9,027	412,624
Lions Gate Entertainment Corp.[a]	11,205	387,469
Madison Square Garden Inc. Class Aa	8,437	510,607
Morningstar Inc.	2,936	235,732
Scripps Networks Interactive Inc. Class A	15,105	1,215,953

		3,335,791
METALS & MINING — 0.24%
Royal Gold Inc.	9,004	432,552

		432,552
MULTILINE RETAIL — 0.99%
Dollar Tree Inc.[a]	30,791	1,798,194

		1,798,194
OIL, GAS & CONSUMABLE FUELS — 6.77%
Cheniere Energy Inc.[a]	30,652	1,219,950
Cobalt International Energy Inc.[a]	40,879	948,801
Concho Resources Inc.[a]	14,460	1,599,421
CONSOL Energy Inc.	31,596	1,153,254
EQT Corp.	20,793	1,780,089
Gulfport Energy Corp.[a]	10,706	628,335
Oasis Petroleum Inc.[a]	12,276	653,697
Range Resources Corp.	22,560	1,708,018
SM Energy Co.	9,240	818,756

Security	Shares	Value

Southwestern Energy Co.[a]	48,534	$1,806,435

		12,316,756
PHARMACEUTICALS — 2.53%
Forest Laboratories Inc.[a]	32,615	1,533,883
Jazz Pharmaceuticals PLC[a]	7,365	668,300
Perrigo Co.	12,994	1,791,743
Salix Pharmaceuticals Ltd.[a]	8,521	611,382

		4,605,308
PROFESSIONAL SERVICES — 2.34%
IHS Inc. Class Aa	8,525	929,651
Nielsen Holdings NV	29,678	1,170,500
Robert Half International Inc.	19,169	738,582
Verisk Analytics Inc. Class Aa	20,691	1,417,747

		4,256,480
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.49%
American Campus Communities Inc.	14,487	500,671
Camden Property Trust	11,771	755,698
Digital Realty Trust Inc.[b]	17,731	845,059
Equity Lifestyle Properties, Inc.	10,973	416,864
Essex Property Trust Inc.	5,251	845,411
Extra Space Storage Inc.	14,645	673,524
Host Hotels & Resorts Inc.	103,558	1,921,001
Kilroy Realty Corp.	11,221	596,508
Macerich Co. (The)	19,403	1,148,852
Tanger Factory Outlet Centers Inc.	13,072	455,559

		8,159,147
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.22%
CBRE Group Inc. Class Aa	38,280	889,245
Howard Hughes Corp. (The)[a]	4,324	506,124
Realogy Holdings Corp.[a]	20,160	829,382

		2,224,751
ROAD & RAIL — 2.11%
Genesee & Wyoming Inc. Class Aa	5,904	589,455
J.B. Hunt Transport Services Inc.	12,607	945,903
Kansas City Southern Industries Inc.	15,218	1,849,292
Old Dominion Freight Line Inc.[a]	9,661	453,101

		3,837,751
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.26%
Altera Corp.	44,109	1,482,062
Cree Inc.[a]	16,582	1,007,357
Freescale Semiconductor Ltd.[a,b]	7,422	114,596

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

KLA-Tencor Corp.	22,882	$1,501,059

		4,105,074
SOFTWARE — 7.54%
ANSYS Inc.[a]	12,762	1,116,037
Autodesk Inc.[a]	30,789	1,228,789
Cadence Design Systems Inc.[a]	39,244	508,995
Check Point Software Technologies Ltd.[a,b]	20,883	1,211,632
Citrix Systems Inc.[a]	25,872	1,469,012
CommVault Systems Inc.[a]	6,070	473,946
Concur Technologies Inc.[a]	6,497	679,586
FactSet Research Systems Inc.[b]	5,568	606,578
Informatica Corp.[a]	14,951	577,108
MICROS Systems Inc.[a]	10,589	574,453
NetSuite Inc.[a]	4,181	421,779
Nuance Communications Inc.[a]	36,410	566,540
Red Hat Inc.[a]	26,136	1,130,905
ServiceNow Inc.[a]	13,787	752,908
SolarWinds Inc.[a]	9,010	326,072
Solera Holdings Inc.	9,514	534,877
Splunk Inc.[a]	11,035	692,005
TIBCO Software Inc.[a]	21,111	518,486
Workday Inc. Class Aa,b	4,277	320,219

		13,709,927
SPECIALTY RETAIL — 6.51%
Ascena Retail Group Inc.[a]	17,658	349,452
Cabela’s Inc.[a]	6,449	382,555
CarMax Inc.[a]	30,868	1,450,487
Chico’s FAS Inc.	22,290	382,273
Dick’s Sporting Goods Inc.	14,036	746,855
GNC Holdings Inc. Class A	13,590	799,364
O’Reilly Automotive Inc.[a]	14,988	1,855,664
PetSmart Inc.	14,346	1,043,815
Sally Beauty Holdings Inc.[a]	20,649	543,482
Tiffany & Co.	15,192	1,202,751
Tractor Supply Co.	19,277	1,375,414
Ulta Salon, Cosmetics & Fragrance Inc.[a]	8,804	1,134,395
Urban Outfitters Inc.[a]	15,068	570,776

		11,837,283
TEXTILES, APPAREL & LUXURY GOODS — 3.66%
Carter’s Inc.	8,180	565,647
Fossil Group Inc.[a]	6,938	880,710
Lululemon Athletica Inc.[a,b]	14,564	1,005,644
Michael Kors Holdings Ltd.[a]	24,671	1,898,433

Security	Shares	Value

PVH Corp.	11,263	$1,403,032
Under Armour Inc. Class Aa,b	11,068	898,168

		6,651,634
THRIFTS & MORTGAGE FINANCE — 0.65%
Nationstar Mortgage Holdings Inc.[a]	2,861	146,827
Ocwen Financial Corp.[a]	16,119	906,371
TFS Financial Corp.[a]	10,989	133,406

		1,186,604
TRADING COMPANIES & DISTRIBUTORS — 0.28%
MSC Industrial Direct Co. Inc. Class A	6,662	508,777

		508,777
WIRELESS TELECOMMUNICATION SERVICES — 0.85%
SBA Communications Corp. Class Aa	17,643	1,543,233

		1,543,233

TOTAL COMMON STOCKS
(Cost: $132,894,869)		181,743,551

SHORT-TERM INVESTMENTS — 7.73%

MONEY MARKET FUNDS — 7.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,204,214	13,204,214
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	767,389	767,389
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	80,920	80,920

		14,052,523

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,052,523)		14,052,523

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 107.70%
(Cost: $146,947,392)	$195,796,074
Other Assets, Less Liabilities — (7.70)%	(13,994,800)

NET ASSETS — 100.00%	$181,801,274

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.40%
L-3 Communications Holdings Inc.	10,407	$1,045,383
Rockwell Collins Inc.	15,682	1,095,074

		2,140,457
AIRLINES — 0.92%
United Continental Holdings Inc.[a]	41,339	1,403,459

		1,403,459
AUTO COMPONENTS — 2.18%
Autoliv Inc.	11,122	992,416
Goodyear Tire & Rubber Co. (The)	28,543	598,832
Lear Corp.	9,359	724,293
TRW Automotive Holdings Corp.[a]	13,600	1,021,496

		3,337,037
BEVERAGES — 1.43%
Coca-Cola Enterprises Inc.	28,879	1,205,121
Molson Coors Brewing Co. Class B NVS	18,326	989,604

		2,194,725
BUILDING PRODUCTS — 0.57%
Masco Corp.	41,463	876,113

		876,113
CAPITAL MARKETS — 0.32%
Legg Mason Inc.	12,601	484,761

		484,761
CHEMICALS — 3.98%
Ashland Inc.	8,358	773,533
Axiall Corp.	8,105	315,203
Celanese Corp. Series A	18,545	1,038,705
CF Industries Holdings Inc.	6,654	1,434,602
Eastman Chemical Co.	17,915	1,411,523
Huntsman Corp.	22,675	526,514
RPM International Inc.	15,416	596,908

		6,096,988
COMMERCIAL BANKS — 6.11%
BOK Financial Corp.	2,402	147,075
City National Corp.	5,487	395,668
Comerica Inc.	21,485	930,301
Commerce Bancshares Inc.	8,944	411,513
Cullen/Frost Bankers Inc.	6,084	430,686
East West Bancorp Inc.	15,978	538,299
First Niagara Financial Group Inc.	41,088	453,201
Huntington Bancshares Inc.	96,378	848,126

Security	Shares	Value

KeyCorp	105,855	$1,326,363
M&T Bank Corp.[b]	15,104	1,699,653
Regions Financial Corp.	162,124	1,561,254
Zions Bancorp	21,411	607,430

		9,349,569
COMMERCIAL SERVICES & SUPPLIES — 0.69%
Republic Services Inc.	31,538	1,055,577

		1,055,577
COMMUNICATIONS EQUIPMENT — 0.50%
Harris Corp.	12,422	769,667

		769,667
COMPUTERS & PERIPHERALS — 2.31%
Seagate Technology PLC	37,621	1,831,390
Western Digital Corp.	24,499	1,705,866

		3,537,256
CONSTRUCTION & ENGINEERING — 0.70%
KBR Inc.	17,172	593,121
URS Corp.	8,689	471,118

		1,064,239
CONSUMER FINANCE — 0.84%
SLM Corp.	50,664	1,285,346

		1,285,346
CONTAINERS & PACKAGING — 3.33%
Avery Dennison Corp.	11,380	536,226
Bemis Co. Inc.	11,941	476,446
Crown Holdings Inc.[a]	16,342	712,511
Owens-Illinois Inc.[a]	19,071	606,267
Packaging Corp. of America	11,433	712,047
Rock-Tenn Co. Class A	8,360	894,604
Sealed Air Corp.	22,731	686,021
Sonoco Products Co.	11,651	473,497

		5,097,619
DIVERSIFIED CONSUMER SERVICES — 0.59%
H&R Block Inc.	31,812	904,733

		904,733
DIVERSIFIED FINANCIAL SERVICES — 1.80%
Leucadia National Corp.	36,404	1,031,689
NASDAQ OMX Group Inc. (The)	13,400	474,762
NYSE Euronext Inc.	28,225	1,242,465

		2,748,916
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.72%
Frontier Communications Corp.[b]	115,994	511,534

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

Windstream Holdings Inc.	68,786	$588,120

		1,099,654
ELECTRIC UTILITIES — 4.29%
Entergy Corp.	20,708	1,340,222
Great Plains Energy Inc.	17,856	418,545
Northeast Utilities	36,558	1,567,973
NV Energy Inc.	27,337	648,980
OGE Energy Corp.	23,041	850,213
Pepco Holdings Inc.	28,904	557,269
Pinnacle West Capital Corp.	12,791	716,680
Westar Energy Inc.	14,737	465,836

		6,565,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.84%
Arrow Electronics Inc.[a]	11,624	558,184
Avnet Inc.	15,951	633,255
Flextronics International Ltd.[a]	71,031	560,435
Jabil Circuit Inc.	21,396	446,320
Molex Inc.	15,920	614,512

		2,812,706
ENERGY EQUIPMENT & SERVICES — 1.70%
Helmerich & Payne Inc.	12,370	959,294
Nabors Industries Ltd.	30,125	526,585
Noble Corp.	29,430	1,109,511

		2,595,390
FOOD & STAPLES RETAILING — 0.64%
Safeway Inc.	28,030	978,247

		978,247
FOOD PRODUCTS — 2.01%
Bunge Ltd.	17,103	1,404,669
Dean Foods Co.[a]	10,939	213,311
Hillshire Brands Co.	14,281	468,845
Seaboard Corp.	35	95,550
Tyson Foods Inc. Class A	32,321	894,322

		3,076,697
GAS UTILITIES — 1.41%
AGL Resources Inc.	13,761	658,601
Atmos Energy Corp.	10,517	465,588
Questar Corp.	20,315	480,653
UGI Corp.	13,239	547,697

		2,152,539
HEALTH CARE EQUIPMENT & SUPPLIES — 2.44%
Boston Scientific Corp.[a]	155,968	1,823,266

Security	Shares	Value

St. Jude Medical Inc.	33,356	$1,914,301

		3,737,567
HEALTH CARE PROVIDERS & SERVICES — 2.53%
Community Health Systems Inc.	11,001	479,974
Humana Inc.	18,173	1,674,642
Omnicare Inc.	12,033	663,620
Quest Diagnostics Inc.	17,643	1,056,992

		3,875,228
HOTELS, RESTAURANTS & LEISURE — 1.03%
Darden Restaurants Inc.	15,150	780,680
Royal Caribbean Cruises Ltd.	18,881	793,757

		1,574,437
HOUSEHOLD DURABLES — 2.31%
Garmin Ltd.	14,311	669,039
Newell Rubbermaid Inc.	33,454	991,242
Tupperware Brands Corp.	6,000	537,900
Whirlpool Corp.	9,208	1,344,460

		3,542,641
HOUSEHOLD PRODUCTS — 0.46%
Energizer Holdings Inc.	7,243	710,611

		710,611
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.36%
AES Corp. (The)	71,496	1,007,379
NRG Energy Inc.	37,510	1,070,160

		2,077,539
INSURANCE — 11.49%
Allied World Assurance Co. Holdings Ltd.	4,017	435,001
American Financial Group Inc.	8,259	464,651
Assurant Inc.	8,698	508,659
Assured Guaranty Ltd.	19,594	401,677
Axis Capital Holdings Ltd.	12,337	585,021
Cincinnati Financial Corp.	17,111	855,550
CNA Financial Corp.	3,119	126,600
Everest Re Group Ltd.	5,649	868,477
Fidelity National Financial Inc. Class A	25,065	705,580
Genworth Financial Inc. Class Aa	57,355	833,368
Hartford Financial Services Group Inc. (The)	52,850	1,781,045
HCC Insurance Holdings Inc.	11,614	530,179
Lincoln National Corp.	30,721	1,395,041
Old Republic International Corp.	28,042	470,825

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

PartnerRe Ltd.	5,525	$553,660
Principal Financial Group Inc.	31,795	1,508,991
ProAssurance Corp.	7,174	325,126
Reinsurance Group of America Inc.	8,258	587,804
RenaissanceRe Holdings Ltd.	5,175	484,949
Torchmark Corp.	10,639	775,158
Unum Group	30,619	971,847
Validus Holdings Ltd.	12,108	478,024
Willis Group Holdings PLC	20,338	916,634
XL Group PLC	33,243	1,016,238

		17,580,105
IT SERVICES — 2.32%
Amdocs Ltd.	18,814	723,398
Broadridge Financial Solutions Inc.	13,817	485,806
Computer Sciences Corp.	17,156	845,104
Leidos Holdings Inc.	8,451	397,958
Western Union Co.	64,109	1,091,135

		3,543,401
LEISURE EQUIPMENT & PRODUCTS — 0.45%
Hasbro Inc.	13,430	693,660

		693,660
MACHINERY — 3.78%
Joy Global Inc.	12,362	701,543
Kennametal Inc.	9,038	415,748
Oshkosh Corp.[a]	10,092	480,278
Parker Hannifin Corp.	17,327	2,022,407
SPX Corp.	5,260	477,135
Timken Co. (The)	9,260	489,021
Trinity Industries Inc.	9,127	462,100
Xylem Inc.	21,500	741,750

		5,789,982
MEDIA — 0.95%
Cablevision NY Group Class A	24,830	386,106
Gannett Co. Inc.	26,590	735,745
Washington Post Co. (The) Class B	508	326,807

		1,448,658
METALS & MINING — 3.03%
Alcoa Inc.[b]	124,235	1,151,658
Cliffs Natural Resources Inc.[b]	17,764	456,180
Nucor Corp.	36,956	1,913,212
Reliance Steel & Aluminum Co.	8,955	656,312
Steel Dynamics Inc.	25,625	460,481

		4,637,843

Security	Shares	Value

MULTI-UTILITIES — 6.40%
Alliant Energy Corp.	12,874	$672,280
Ameren Corp.	28,184	1,019,697
CenterPoint Energy Inc.	49,785	1,224,711
CMS Energy Corp.	30,884	848,075
DTE Energy Co.	20,322	1,405,063
Integrys Energy Group Inc.	9,235	541,910
MDU Resources Group Inc.	21,964	654,088
NiSource Inc.	36,308	1,144,428
SCANA Corp.	16,262	758,297
TECO Energy Inc.	23,736	407,547
Wisconsin Energy Corp.	26,445	1,113,599

		9,789,695
MULTILINE RETAIL — 1.39%
Dillard’s Inc. Class A	2,796	229,216
J.C. Penney Co. Inc.[a,b]	35,318	264,885
Kohl’s Corp.	23,713	1,346,898
Sears Holdings Corp.[a,b]	5,060	293,885

		2,134,884
OFFICE ELECTRONICS — 0.87%
Xerox Corp.	134,568	1,337,606

		1,337,606
OIL, GAS & CONSUMABLE FUELS — 4.22%
Cimarex Energy Co.	10,048	1,058,557
CVR Energy Inc.	1,839	73,045
Energen Corp.	8,400	657,888
HollyFrontier Corp.	23,215	1,069,283
Murphy Oil Corp.	20,407	1,230,950
Newfield Exploration Co.[a]	15,745	479,435
Peabody Energy Corp.	31,310	609,919
Tesoro Corp.	15,710	768,062
WPX Energy Inc.[a]	23,272	515,242

		6,462,381
PERSONAL PRODUCTS — 0.58%
Avon Products Inc.	50,372	881,510

		881,510
PHARMACEUTICALS — 1.99%
Endo Health Solutions Inc.[a]	13,252	579,510
Hospira Inc.[a]	19,243	779,726
Mylan Inc.[a]	44,346	1,679,383

		3,038,619
PROFESSIONAL SERVICES — 0.78%
Dun & Bradstreet Corp. (The)	4,501	489,664

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

Manpowergroup Inc.	9,085	$709,538

		1,199,202
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.04%
Alexandria Real Estate Equities Inc.[b]	8,289	545,250
American Capital Agency Corp.	46,019	999,533
BioMed Realty Trust Inc.	22,301	444,236
CBL & Associates Properties Inc.	19,711	390,475
Chimera Investment Corp.	119,208	361,200
DDR Corp.[b]	30,073	509,737
Duke Realty Corp.[b]	37,716	624,954
Hospitality Properties Trust[b]	16,214	476,367
MFA Financial Inc.	42,055	311,628
National Retail Properties Inc.[b]	14,061	483,698
Piedmont Office Realty Trust Inc. Class A	19,437	359,196
Retail Properties of America Inc. Class A	21,135	302,442
Senior Housing Properties Trust[b]	21,823	537,719
Starwood Property Trust Inc.	21,721	558,012
Two Harbors Investment Corp.	42,457	396,124
Weingarten Realty Investors[b]	13,035	413,601

		7,714,172
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.27%
First Solar Inc.[a,b]	8,042	404,271
Marvell Technology Group Ltd.	47,393	568,716
Micron Technology Inc.[a]	120,611	2,132,402
ON Semiconductor Corp.[a]	52,293	369,189

		3,474,578
SOFTWARE — 0.79%
CA Inc.	38,105	1,210,215

		1,210,215
SPECIALTY RETAIL — 2.17%
Best Buy Co. Inc.	31,337	1,341,224
GameStop Corp. Class A	13,594	745,223
Staples Inc.	76,719	1,236,710

		3,323,157
THRIFTS & MORTGAGE FINANCE — 0.87%
Hudson City Bancorp Inc.	55,156	495,301
New York Community Bancorp Inc.	51,213	830,163

		1,325,464

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.05%
United States Cellular Corp.	1,551	$75,068

		75,068

TOTAL COMMON STOCKS
(Cost: $120,387,864)		152,805,636

SHORT-TERM INVESTMENTS — 3.11%

MONEY MARKET FUNDS — 3.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	4,354,390	4,354,390
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	253,064	253,064
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	149,197	149,197

		4,756,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,756,651)		4,756,651

TOTAL INVESTMENTS IN SECURITIES — 102.96%
(Cost: $125,144,515)		157,562,287
Other Assets, Less Liabilities — (2.96)%		(4,531,901)

NET ASSETS — 100.00%		$153,030,386

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.09%
Cubic Corp.	8,822	$463,155
Huntington Ingalls Industries Inc.	21,083	1,508,489
Orbital Sciences Corp.[a]	25,427	586,601
Teledyne Technologies Inc.[a]	15,859	1,408,596

		3,966,841
AIRLINES — 0.70%
Spirit Airlines Inc.[a]	30,751	1,326,906

		1,326,906
AUTO COMPONENTS — 1.86%
American Axle & Manufacturing Holdings Inc.[a]	28,407	528,654
Tenneco Inc.[a]	25,880	1,373,452
Visteon Corp.[a]	21,166	1,631,687

		3,533,793
AUTOMOBILES — 0.58%
Thor Industries Inc.	18,882	1,095,345

		1,095,345
BIOTECHNOLOGY — 1.68%
Alnylam Pharmaceuticals Inc.[a]	22,385	1,289,600
ImmunoGen Inc.[a,b]	35,602	586,009
Infinity Pharmaceuticals Inc.[a]	18,349	248,629
Lexicon Pharmaceuticals Inc.[a,b]	95,762	229,829
MannKind Corp.[a,b]	72,764	355,816
PDL BioPharma Inc.[b]	59,273	479,518

		3,189,401
BUILDING PRODUCTS — 0.25%
Nortek Inc.[a]	6,681	468,806

		468,806
CAPITAL MARKETS — 0.38%
GAMCO Investors Inc. Class A	1,816	129,862
Walter Investment Management Corp.[a]	15,690	592,611

		722,473
CHEMICALS — 2.71%
Chemtura Corp.[a]	41,420	1,014,790
H.B. Fuller Co.	21,293	1,019,296
Innophos Holdings Inc.	9,259	464,061
Innospec Inc.	9,932	457,468
Kronos Worldwide Inc.	8,364	129,726
Minerals Technologies Inc.	14,707	832,857

Security	Shares	Value

PolyOne Corp.	41,078	$1,244,663

		5,162,861
COMMERCIAL BANKS — 4.84%
Bank of the Ozarks Inc.	13,234	654,818
Capital Bank Financial Corp.[a]	21,007	466,775
Columbia Banking System Inc.	21,642	555,983
First BanCorp (Puerto Rico)[a,b]	41,758	231,757
First Financial Bankshares Inc.	12,872	791,757
Home Bancshares Inc.	19,677	666,657
National Bank Holdings Corp. Class A	18,691	392,511
PrivateBancorp Inc.	27,685	674,406
Prosperity Bancshares Inc.	23,746	1,482,938
Texas Capital Bancshares Inc.[a]	17,337	902,391
UMB Financial Corp.	15,664	922,923
Umpqua Holdings Corp.	47,483	777,297
Western Alliance Bancorp[a]	32,134	679,634

		9,199,847
COMMERCIAL SERVICES & SUPPLIES — 2.35%
Covanta Holding Corp.	55,337	950,136
Herman Miller Inc.	24,895	755,314
HNI Corp.	19,270	748,640
Mine Safety Appliances Co.	13,408	645,729
Tetra Tech Inc.[a]	27,181	710,240
UniFirst Corp.	6,449	663,086

		4,473,145
COMMUNICATIONS EQUIPMENT — 2.26%
ADTRAN Inc.	24,527	575,894
ARRIS Group Inc.[a]	48,662	869,103
JDS Uniphase Corp.[a]	100,457	1,314,982
Plantronics Inc.	18,606	798,942
Polycom Inc.[a,b]	71,991	748,706

		4,307,627
CONSTRUCTION & ENGINEERING — 0.76%
EMCOR Group Inc.	28,434	1,053,764
Primoris Services Corp.	14,835	386,303

		1,440,067
CONSTRUCTION MATERIALS — 0.25%
Texas Industries Inc.[a]	9,019	484,320

		484,320
CONSUMER FINANCE — 0.26%
World Acceptance Corp.[a]	4,685	487,802

		487,802

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

CONTAINERS & PACKAGING — 0.64%
Berry Plastics Group Inc.[a]	32,645	$655,512
Graphic Packaging Holding Co.[a]	66,041	554,744

		1,210,256
DIVERSIFIED CONSUMER SERVICES — 0.99%
Hillenbrand Inc.	26,657	752,261
Outerwall Inc.[a,b]	11,897	773,067
Weight Watchers International Inc.[b]	11,372	365,155

		1,890,483
ELECTRICAL EQUIPMENT — 2.22%
EnerSys Inc.	20,168	1,338,147
Franklin Electric Co. Inc.	16,425	621,686
Generac Holdings Inc.	29,005	1,431,397
GrafTech International Ltd.[a,b]	49,743	442,712
II-VI Inc.[a]	22,863	390,043

		4,223,985
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.44%
Belden Inc.	18,473	1,242,494
Coherent Inc.	10,331	683,809
Littelfuse Inc.	9,498	807,615

		2,733,918
ENERGY EQUIPMENT & SERVICES — 3.11%
Bristow Group Inc.	15,398	1,239,077
C&J Energy Services Inc.[a,b]	19,097	439,995
CARBO Ceramics Inc.[b]	8,406	1,053,608
GulfMark Offshore Inc. Class A	10,465	520,948
Hercules Offshore Inc.[a]	67,561	459,415
RPC Inc.	25,222	462,571
SEACOR Holdings Inc.	7,984	780,835
Unit Corp.[a]	18,535	952,884

		5,909,333
FOOD & STAPLES RETAILING — 0.84%
Casey’s General Stores Inc.	16,275	1,186,122
Susser Holdings Corp.[a]	7,590	416,236

		1,602,358
FOOD PRODUCTS — 2.69%
B&G Foods Inc. Class A	22,430	759,255
J&J Snack Foods Corp.	6,222	532,416
Lancaster Colony Corp.	8,235	683,423
Post Holdings Inc.[a]	13,761	591,035
Sanderson Farms Inc.	8,526	538,928
Snyders-Lance Inc.	20,540	615,995
Tootsie Roll Industries Inc.	8,584	274,688

Security	Shares	Value

TreeHouse Foods Inc.[a]	15,414	$1,129,230

		5,124,970
GAS UTILITIES — 0.43%
South Jersey Industries Inc.	13,640	812,262

		812,262
HEALTH CARE EQUIPMENT & SUPPLIES — 1.09%
Integra LifeSciences Holdings Corp.[a,b]	8,612	394,257
Steris Corp.	25,031	1,131,151
Wright Medical Group Inc.[a]	19,850	539,325

		2,064,733
HEALTH CARE PROVIDERS & SERVICES — 3.65%
AmSurg Corp.[a,b]	13,727	588,751
Centene Corp.[a,b]	23,134	1,299,205
Chemed Corp.[b]	7,855	532,726
Hanger Inc.[a,b]	14,674	538,536
HealthSouth Corp.	36,981	1,298,403
Molina Healthcare Inc.[a]	11,906	376,706
VCA Antech Inc.[a]	37,561	1,068,611
WellCare Health Plans Inc.[a]	18,447	1,230,046

		6,932,984
HEALTH CARE TECHNOLOGY — 0.22%
Quality Systems Inc.	18,402	419,934

		419,934
HOTELS, RESTAURANTS & LEISURE — 4.67%
Bloomin’ Brands Inc.[a]	18,818	471,015
Brinker International Inc.	28,063	1,246,558
Cheesecake Factory Inc. (The)	21,041	994,187
Choice Hotels International Inc.	13,415	625,005
Cracker Barrel Old Country Store Inc.	10,081	1,107,600
DineEquity Inc.	6,876	564,313
International Speedway Corp. Class A	11,802	386,043
Jack in the Box Inc.[a]	18,251	742,451
Marriott Vacations Worldwide Corp.[a]	12,906	646,333
Orient-Express Hotels Ltd. Class Aa	37,470	498,726
Pinnacle Entertainment Inc.[a]	23,873	558,628
Wendy’s Co. (The)	120,031	1,043,069

		8,883,928
HOUSEHOLD DURABLES — 1.24%
Helen of Troy Ltd.[a,b]	12,769	596,568

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Ryland Group Inc. (The)	19,465	$782,493
Tempur Sealy International Inc.[a]	25,629	982,872

		2,361,933
HOUSEHOLD PRODUCTS — 0.39%
Harbinger Group Inc.[a]	14,013	152,602
Spectrum Brands Holdings Inc.	9,008	593,807

		746,409
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.43%
Dynegy Inc.[a,b]	41,699	810,212

		810,212
INSURANCE — 1.07%
Enstar Group Ltd.[a]	3,763	511,505
Greenlight Capital Re Ltd. Class Aa,b	12,338	379,887
Hilltop Holdings Inc.[a]	26,992	468,041
RLI Corp.	7,247	684,696

		2,044,129
INTERNET SOFTWARE & SERVICES — 0.53%
j2 Global Inc.	18,441	1,013,886

		1,013,886
IT SERVICES — 3.04%
CoreLogic Inc.[a]	40,507	1,347,668
DST Systems Inc.	12,764	1,082,004
Euronet Worldwide Inc.[a]	19,960	866,264
Heartland Payment Systems Inc.	15,551	629,038
iGATE Corp.[a]	12,268	390,613
MoneyGram International Inc.[a]	9,037	190,771
TeleTech Holdings Inc.[a]	8,192	216,842
VeriFone Systems Inc.[a]	46,299	1,049,136

		5,772,336
LEISURE EQUIPMENT & PRODUCTS — 0.91%
Brunswick Corp.	38,293	1,728,163

		1,728,163
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Charles River Laboratories International Inc.[a]	20,801	1,023,617

		1,023,617
MACHINERY — 4.43%
Actuant Corp. Class A	31,044	1,166,013
Barnes Group Inc.	19,361	688,090
CLARCOR Inc.	21,134	1,235,916
ESCO Technologies Inc.	11,198	404,024

Security	Shares	Value

Manitowoc Co. Inc. (The)	56,604	$1,101,514
Mueller Industries Inc.	11,943	720,043
Rexnord Corp.[a,b]	16,574	389,820
Titan International Inc.[b]	22,675	328,788
TriMas Corp.[a]	17,620	667,093
Watts Water Technologies Inc. Class A	12,046	696,018
Woodward Inc.	25,665	1,028,910

		8,426,229
MEDIA — 2.27%
DreamWorks Animation SKG Inc. Class Aa	30,212	1,034,459
Live Nation Entertainment Inc.[a]	59,693	1,160,432
Loral Space & Communications Inc.	5,624	401,385
National CineMedia Inc.	24,049	421,338
Scholastic Corp.	10,931	313,610
Sinclair Broadcast Group Inc. Class A	30,881	990,045

		4,321,269
METALS & MINING — 2.27%
AMCOL International Corp.	10,570	339,085
Coeur Mining Inc.[a]	42,741	521,868
Hecla Mining Co.	144,722	451,533
Kaiser Aluminum Corp.	7,953	536,430
Stillwater Mining Co.[a,b]	50,306	548,838
SunCoke Energy Inc.[a]	29,737	594,740
Walter Energy Inc.	26,355	418,781
Worthington Industries Inc.	22,409	908,461

		4,319,736
MULTILINE RETAIL — 0.36%
Saks Inc.[a]	43,110	689,329

		689,329
OFFICE ELECTRONICS — 0.55%
Zebra Technologies Corp. Class Aa	21,520	1,039,631

		1,039,631
OIL, GAS & CONSUMABLE FUELS — 3.65%
Berry Petroleum Co. Class A	20,768	991,672
Bill Barrett Corp.[a,b]	20,562	568,950
Energy XXI (Bermuda) Ltd.	32,130	933,698
EPL Oil & Gas Inc.[a]	14,500	462,260
EXCO Resources Inc.	57,119	309,014
Gran Tierra Energy Inc.[a]	115,108	873,670
PDC Energy Inc.[a]	15,097	1,023,728

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

SemGroup Corp. Class A	17,973	$1,085,389
Teekay Corp.	16,096	699,049

		6,947,430
PAPER & FOREST PRODUCTS — 1.09%
Boise Cascade Co.[a]	8,963	229,543
Clearwater Paper Corp.[a]	9,246	482,826
KapStone Paper and Packaging Corp.	16,981	882,333
P.H. Glatfelter Co.	18,176	476,211

		2,070,913
PERSONAL PRODUCTS — 0.21%
Elizabeth Arden Inc.[a,b]	10,961	396,679

		396,679
REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.42%
Alexander’s Inc.	885	284,758
Aviv REIT Inc.	6,473	164,414
Chesapeake Lodging Trust	20,474	482,572
Corporate Office Properties Trust	37,036	911,086
Cousins Properties Inc.[b]	74,795	847,427
CubeSmart	53,252	972,914
DiamondRock Hospitality Co.	82,898	944,208
EastGroup Properties Inc.	12,858	818,540
EPR Properties	21,461	1,102,452
Equity One Inc.	26,839	647,088
Franklin Street Properties Corp.	36,662	483,938
GEO Group Inc. (The)	29,185	1,029,355
Glimcher Realty Trust[b]	61,582	631,216
Healthcare Realty Trust Inc.[b]	40,646	975,910
Hersha Hospitality Trust	81,446	461,799
Inland Real Estate Corp.	35,450	378,961
LaSalle Hotel Properties[b]	40,785	1,266,374
Lexington Realty Trust	76,411	894,009
LTC Properties Inc.	14,635	577,351
Medical Properties Trust Inc.	67,899	885,403
Mid-America Apartment Communities Inc.	31,605	2,098,572
National Health Investors Inc.	10,415	651,146
Post Properties Inc.	23,145	1,058,652
Potlatch Corp.	17,199	702,235
PS Business Parks Inc.	7,704	627,799
Ramco-Gershenson Properties Trust	25,799	419,492
Sovran Self Storage Inc.	13,326	1,019,306
Sun Communities Inc.[b]	14,254	635,301
Sunstone Hotel Investors Inc.	69,081	915,323

Security	Shares	Value

Washington Real Estate Investment Trust[b]	28,221	$739,672

		23,627,273
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.63%
Kennedy-Wilson Holdings Inc.	25,080	502,603
St. Joe Co. (The)[a,b]	37,236	695,196

		1,197,799
ROAD & RAIL — 2.69%
AMERCO	2,501	505,027
Avis Budget Group Inc.[a]	45,780	1,434,287
Con-way Inc.	23,940	986,328
Heartland Express Inc.	20,456	293,748
Knight Transportation Inc.	25,484	432,464
Swift Transportation Co.[a,b]	46,353	1,010,032
Werner Enterprises Inc.	19,380	448,841

		5,110,727
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.96%
Advanced Micro Devices Inc.[a,b]	259,079	865,324
Cypress Semiconductor Corp.	58,036	538,574
Entegris Inc.[a]	59,171	612,420
International Rectifier Corp.[a]	30,035	782,111
Intersil Corp. Class A	53,616	598,355
Microsemi Corp.[a]	39,499	992,610
MKS Instruments Inc.	22,570	668,975
RF Micro Devices Inc.[a]	119,390	626,797
Semtech Corp.[a]	28,857	897,741
SunEdison Inc.[a]	102,121	949,725

		7,532,632
SOFTWARE — 2.07%
Compuware Corp.	90,997	971,848
Mentor Graphics Corp.	40,667	897,927
Progress Software Corp.[a]	22,788	591,577
Take-Two Interactive Software Inc.[a]	37,179	665,876
Verint Systems Inc.[a]	22,364	816,733

		3,943,961
SPECIALTY RETAIL — 5.18%
Aaron’s Inc.	32,212	913,854
Aeropostale Inc.[a,b]	33,245	308,846
ANN INC.[a]	19,315	682,978
Asbury Automotive Group Inc.[a]	13,215	634,981
Buckle Inc. (The)[b]	11,904	582,582

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

October 31, 2013

Security	Shares	Value

Children’s Place Retail Stores Inc. (The)[a]	9,392	$512,709
Conn’s Inc.[a,b]	10,429	630,329
DSW Inc. Class A	15,416	1,351,521
Express Inc.[a]	37,691	874,808
Finish Line Inc. (The) Class A	20,752	519,630
Genesco Inc.[a]	10,179	693,292
Group 1 Automotive Inc.	8,950	572,800
Jos. A. Bank Clothiers Inc.[a]	11,817	566,980
OfficeMax Inc.	36,722	550,095
Sears Hometown and Outlet Stores Inc.[a]	5,002	139,356
Sonic Automotive Inc. Class A	14,432	321,545

		9,856,306
TEXTILES, APPAREL & LUXURY GOODS — 3.25%
Columbia Sportswear Co.	5,386	360,162
Crocs Inc.[a]	37,287	454,156
Deckers Outdoor Corp.[a,b]	14,633	1,007,189
Fifth & Pacific Companies Inc.[a]	51,925	1,375,493
Iconix Brand Group Inc.[a,b]	22,859	824,981
Quiksilver Inc.[a,b]	53,802	447,633
SKECHERS U.S.A. Inc. Class Aa	16,725	487,366
Wolverine World Wide Inc.	21,271	1,228,188

		6,185,168
THRIFTS & MORTGAGE FINANCE — 1.29%
Capitol Federal Financial Inc.	58,299	738,648
MGIC Investment Corp.[a]	143,057	1,164,484
Northwest Bancshares Inc.	39,963	559,083

		2,462,215
TOBACCO — 0.22%
Vector Group Ltd.	25,555	413,224

		413,224
TRADING COMPANIES & DISTRIBUTORS — 1.83%
Applied Industrial Technologies Inc.	17,904	847,038
GATX Corp.	19,591	1,009,916
Kaman Corp.	11,410	424,224
MRC Global Inc.[a]	43,087	1,204,282

		3,485,460
TRANSPORTATION INFRASTRUCTURE — 0.17%
Wesco Aircraft Holdings Inc.[a]	17,466	319,977

		319,977

Security	Shares	Value

WATER UTILITIES — 0.24%
American States Water Co.	16,317	$464,708

		464,708

TOTAL COMMON STOCKS
(Cost: $150,565,361)		189,979,729

SHORT-TERM INVESTMENTS — 8.76%

MONEY MARKET FUNDS — 8.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	15,568,835	15,568,835
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	904,814	904,814
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	178,303	178,303

		16,651,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,651,952)		16,651,952

TOTAL INVESTMENTS IN SECURITIES — 108.65%
(Cost: $167,217,313)		206,631,681
Other Assets, Less Liabilities — (8.65)%		(16,447,148)

NET ASSETS — 100.00%		$190,184,533

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.95%
DigitalGlobe Inc.[a]	18,713	$595,448
HEICO Corp.	15,478	829,311
Hexcel Corp.[a]	27,517	1,164,244

		2,589,003
AIR FREIGHT & LOGISTICS — 0.52%
Forward Air Corp.	8,396	339,870
Hub Group Inc. Class Aa	9,614	353,122

		692,992
AIRLINES — 0.32%
Allegiant Travel Co.	4,085	425,943

		425,943
AUTO COMPONENTS — 0.31%
Dorman Products Inc.	8,334	405,116

		405,116
BEVERAGES — 0.42%
Boston Beer Co. Inc. (The) Class Aa,b	2,397	550,327

		550,327
BIOTECHNOLOGY — 6.86%
ACADIA Pharmaceuticals Inc.[a]	20,721	470,988
Acorda Therapeutics Inc.[a]	11,174	342,036
Aegerion Pharmaceuticals Inc.[a]	6,680	553,238
Arena Pharmaceuticals Inc.[a,b]	59,941	263,141
Celldex Therapeutics Inc.[a]	22,232	509,335
Cepheid Inc.[a]	18,516	753,972
Cubist Pharmaceuticals Inc.[a]	18,138	1,124,556
Genomic Health Inc.[a,b]	4,664	139,547
Incyte Corp.[a]	37,808	1,474,512
Ironwood Pharmaceuticals Inc. Class Aa,b	29,152	280,151
Isis Pharmaceuticals Inc.[a,b]	31,649	1,052,962
Myriad Genetics Inc.[a,b]	22,101	538,822
NPS Pharmaceuticals Inc.[a]	25,614	737,171
Opko Health Inc.[a,b]	58,253	583,695
Synageva BioPharma Corp.[a,b]	5,148	261,518

		9,085,644
BUILDING PRODUCTS — 1.04%
Lennox International Inc.	12,608	984,180
Simpson Manufacturing Co. Inc.	11,204	397,182

		1,381,362

Security	Shares	Value

CAPITAL MARKETS — 3.55%
Artisan Partners Asset Management Inc.	3,088	$184,879
Cohen & Steers Inc.	5,129	196,748
E*TRADE Financial Corp.[a]	78,790	1,332,339
Evercore Partners Inc. Class A	8,634	435,758
Financial Engines Inc.	13,637	761,899
Greenhill & Co. Inc.	7,162	367,411
Stifel Financial Corp.[a]	16,230	664,619
Virtus Investment Partners Inc.[a]	1,893	385,263
WisdomTree Investments Inc.[a]	27,330	379,887

		4,708,803
CHEMICALS — 0.82%
Balchem Corp.	8,186	468,730
Intrepid Potash Inc.[b]	15,279	226,893
Tronox Ltd. Class A	16,782	387,497

		1,083,120
COMMERCIAL BANKS — 0.23%
Investors Bancorp Inc.	12,910	306,096

		306,096
COMMERCIAL SERVICES & SUPPLIES — 0.95%
Healthcare Services Group Inc.	19,211	526,189
Interface Inc.	15,988	323,757
Mobile Mini Inc.[a,b]	11,166	403,316

		1,253,262
COMMUNICATIONS EQUIPMENT — 3.24%
Aruba Networks Inc.[a]	31,353	588,182
Ciena Corp.[a]	28,313	658,844
Finisar Corp.[a]	25,747	592,438
InterDigital Inc.	11,282	437,178
Ixia[a]	15,423	218,698
Riverbed Technology Inc.[a]	45,091	668,249
Ruckus Wireless Inc.[a]	14,254	206,683
Ubiquiti Networks Inc.	4,337	167,321
ViaSat Inc.[a,b]	11,475	758,727

		4,296,320
COMPUTERS & PERIPHERALS — 0.53%
Electronics For Imaging Inc.[a]	12,745	437,281
Fusion-io Inc.[a,b]	24,293	261,150

		698,431
CONSTRUCTION & ENGINEERING — 0.40%
MasTec Inc.[a]	16,523	528,240

		528,240

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

CONSUMER FINANCE — 1.23%
Credit Acceptance Corp.[a]	2,706	$320,120
First Cash Financial Services Inc.[a,b]	7,951	480,956
Portfolio Recovery Associates Inc.[a]	13,926	827,901

		1,628,977
DISTRIBUTORS — 0.53%
Pool Corp.	12,825	697,424

		697,424
DIVERSIFIED CONSUMER SERVICES — 1.34%
Bright Horizons Family Solutions Inc.[a,b]	5,364	199,809
Grand Canyon Education Inc.[a]	12,633	597,162
Sotheby’s	18,757	973,488

		1,770,459
DIVERSIFIED FINANCIAL SERVICES — 0.51%
MarketAxess Holdings Inc.	10,312	672,652

		672,652
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.32%
Cogent Communications Group Inc.	11,948	419,733

		419,733
ELECTRICAL EQUIPMENT — 1.03%
AZZ Inc.	6,997	314,165
Polypore International Inc.[a,b]	12,816	579,283
Solarcity Corp.[a,b]	8,814	469,610

		1,363,058
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.86%
Cognex Corp.	22,686	708,937
FEI Co.	11,459	1,020,768
OSI Systems Inc.[a]	5,158	375,709
Universal Display Corp.[a]	11,297	360,374

		2,465,788
ENERGY EQUIPMENT & SERVICES — 1.88%
Forum Energy Technologies Inc.[a]	12,434	363,819
Geospace Technologies Corp.[a]	3,546	345,451
Hornbeck Offshore Services Inc.[a]	8,911	492,511
ION Geophysical Corp.[a]	33,832	156,980
Nuverra Environmental Solutions Inc.[a,b]	41,834	102,075
Pacific Drilling SAa	18,519	210,561
Tidewater Inc.	13,584	818,029

		2,489,426

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.56%
Fresh Market Inc. (The)[a]	11,013	$560,672
PriceSmart Inc.	4,733	538,568
United Natural Foods Inc.[a]	13,537	967,219

		2,066,459
FOOD PRODUCTS — 2.11%
Darling International Inc.[a]	32,447	755,042
Hain Celestial Group Inc.[a]	13,092	1,089,647
WhiteWave Foods Co. Class Aa	47,511	950,695

		2,795,384
HEALTH CARE EQUIPMENT & SUPPLIES — 5.57%
Align Technology Inc.[a,b]	19,284	1,100,345
Analogic Corp.	3,365	310,354
ArthroCare Corp.[a]	7,763	290,647
Cyberonics Inc.[a]	6,757	390,284
DexCom Inc.[a]	18,245	524,179
Endologix Inc.[a,b]	17,340	313,334
Globus Medical Inc. Class Aa	15,050	288,960
Haemonetics Corp.[a,b]	14,115	572,504
HeartWare International Inc.[a]	4,040	293,142
Insulet Corp.[a]	14,948	583,271
Masimo Corp.	14,111	361,524
Neogen Corp.[a,b]	9,888	457,023
Thoratec Corp.[a]	15,793	682,100
Volcano Corp.[a]	14,991	287,377
West Pharmaceutical Services Inc.	19,156	926,193

		7,381,237
HEALTH CARE PROVIDERS & SERVICES — 1.93%
Acadia Healthcare Co. Inc.[a]	9,571	414,999
Accretive Health Inc.[a]	15,089	124,635
Air Methods Corp.	9,590	419,275
Emeritus Corp.[a]	11,032	211,373
MWI Veterinary Supply Inc.[a]	3,518	558,096
Team Health Holdings Inc.[a]	19,108	830,051

		2,558,429
HEALTH CARE TECHNOLOGY — 1.70%
Allscripts Healthcare Solutions Inc.[a]	43,505	601,674
HMS Holdings Corp.[a,b]	24,131	509,888
MedAssets Inc.[a]	16,844	387,918
Medidata Solutions Inc.[a]	6,884	759,374

		2,258,854
HOTELS, RESTAURANTS & LEISURE — 4.13%
Bally Technologies Inc.[a]	10,675	780,770
BJ’s Restaurants Inc.[a]	6,838	185,036

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

Boyd Gaming Corp.[a]	20,788	$219,521
Buffalo Wild Wings Inc.[a]	5,157	735,285
Churchill Downs Inc.	3,453	296,647
Domino’s Pizza Inc.	15,275	1,024,342
Interval Leisure Group Inc.	10,879	264,033
Life Time Fitness Inc.[a]	10,832	491,989
Papa John’s International Inc.	4,416	334,159
Texas Roadhouse Inc.	16,363	448,674
Vail Resorts Inc.	9,858	694,496

		5,474,952
HOUSEHOLD DURABLES — 0.82%
La-Z-Boy Inc.	14,399	332,329
Meritage Homes Corp.[a]	9,326	423,307
Standard-Pacific Corp.[a]	41,072	325,701

		1,081,337
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.10%
Ormat Technologies Inc.[b]	4,832	125,970

		125,970
INDUSTRIAL CONGLOMERATES — 0.25%
Raven Industries Inc.	9,987	333,166

		333,166
INTERNET & CATALOG RETAIL — 0.75%
HomeAway Inc.[a]	16,177	479,648
Shutterfly Inc.[a]	10,362	509,189

		988,837
INTERNET SOFTWARE & SERVICES — 5.65%
Angie’s List Inc.[a,b]	11,258	158,625
Bankrate Inc.[a,b]	11,153	187,817
Cornerstone OnDemand Inc.[a]	12,279	581,656
CoStar Group Inc.[a]	7,856	1,390,433
Dealertrack Technologies Inc.[a]	12,036	448,943
Liquidity Services Inc.[a,b]	7,077	184,780
NIC Inc.	16,398	403,719
OpenTable Inc.[a]	6,283	436,543
Pandora Media Inc.[a]	43,299	1,088,104
Shutterstock Inc.[a,b]	2,872	203,338
ValueClick Inc.[a]	19,177	368,390
VistaPrint NVa,b	8,319	449,642
WebMD Health Corp.[a]	13,010	458,212
Yelp Inc.[a,b]	9,489	642,880
Zillow Inc. Class Aa	6,104	486,061

		7,489,143

Security	Shares	Value

IT SERVICES — 2.96%
Acxiom Corp.[a]	20,331	$675,599
Blackhawk Network Holdings Inc.[a]	2,693	61,562
Cardtronics Inc.[a]	12,355	484,934
ExlService Holdings Inc.[a]	8,459	244,550
MAXIMUS Inc.	18,718	906,887
NeuStar Inc. Class Aa	15,201	698,030
Sapient Corp.[a]	30,370	480,150
Syntel Inc.	4,260	365,678

		3,917,390
LEISURE EQUIPMENT & PRODUCTS — 0.26%
Sturm, Ruger & Co. Inc.[b]	5,311	347,393

		347,393
LIFE SCIENCES TOOLS & SERVICES — 1.59%
Bruker Corp.[a]	29,825	609,921
PAREXEL International Corp.[a]	15,432	705,397
TECHNE Corp.	9,102	795,424

		2,110,742
MACHINERY — 3.41%
Chart Industries Inc.[a]	8,330	895,225
EnPro Industries Inc.[a,b]	5,751	343,162
Lindsay Corp.	3,532	268,467
Middleby Corp. (The)[a]	5,245	1,194,024
Proto Labs Inc.[a]	5,551	465,507
RBC Bearings Inc.[a]	6,305	433,721
Toro Co. (The)	15,689	924,710

		4,524,816
METALS & MINING — 1.91%
Allied Nevada Gold Corp.[a]	26,078	106,398
Carpenter Technology Corp.	14,515	861,175
Compass Minerals International Inc.	9,184	683,932
Globe Specialty Metals Inc.	17,788	312,002
Molycorp Inc.[a,b]	49,961	253,302
US Silica Holdings Inc.[b]	9,211	320,727

		2,537,536
OIL, GAS & CONSUMABLE FUELS — 4.06%
Approach Resources Inc.[a,b]	9,609	270,493
Bonanza Creek Energy Inc.[a]	7,838	396,133
Carrizo Oil & Gas Inc.[a]	10,211	447,650
Clean Energy Fuels Corp.[a,b]	18,428	209,895
Halcon Resources Corp.[a,b]	69,319	359,072
Kodiak Oil & Gas Corp.[a]	72,895	945,448
Laredo Petroleum Holdings Inc.[a]	16,066	510,417

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

Rosetta Resources Inc.[a]	16,775	$1,005,494
SandRidge Energy Inc.[a,b]	98,350	623,539
Targa Resources Corp.	7,933	615,283

		5,383,424
PAPER & FOREST PRODUCTS — 0.49%
Louisiana-Pacific Corp.[a]	38,517	655,174

		655,174
PERSONAL PRODUCTS — 0.33%
Prestige Brands Holdings Inc.[a]	14,018	437,782

		437,782
PHARMACEUTICALS — 3.20%
Akorn Inc.[a,b]	19,583	400,277
Impax Laboratories Inc.[a]	17,585	356,272
Medicines Co. (The)[a]	17,161	582,101
Nektar Therapeutics[a,b]	31,789	302,313
Questcor Pharmaceuticals Inc.	15,150	929,756
Santarus Inc.[a]	16,766	391,151
Taro Pharmaceutical Industries Ltd.[a]	4,180	327,503
ViroPharma Inc.[a]	17,987	698,255
VIVUS Inc.[a,b]	27,698	260,084

		4,247,712
PROFESSIONAL SERVICES — 1.49%
Acacia Research Corp.	13,719	207,020
Advisory Board Co. (The)[a,b]	9,841	675,093
Corporate Executive Board Co. (The)	9,221	672,211
On Assignment Inc.[a]	12,626	426,632

		1,980,956
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.56%
Acadia Realty Trust	15,226	406,077
American Assets Trust Inc.	8,925	297,113
DuPont Fabros Technology Inc.[b]	17,789	442,057
Education Realty Trust Inc.	31,297	286,055
Healthcare Trust of America Inc. Class A	47,631	553,472
Hudson Pacific Properties Inc.	11,862	245,425
Parkway Properties Inc.	11,715	212,159
Pebblebrook Hotel Trust	16,935	511,437
RLJ Lodging Trust	33,703	851,338
Ryman Hospitality Properties Inc.	14,196	523,974
Sabra Healthcare REIT Inc.	10,270	276,263
Spirit Realty Capital Inc.	96,596	1,010,394
Strategic Hotels & Resorts Inc.[a]	49,541	431,007

		6,046,771

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.89%
Alexander & Baldwin Inc.[a]	11,710	$433,270
Altisource Portfolio Solutions SAa	4,708	740,474

		1,173,744
ROAD & RAIL — 0.52%
Landstar System Inc.	12,545	693,613

		693,613
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.77%
Atmel Corp.[a]	117,367	854,432
Cavium Inc.[a]	14,165	570,991
Cirrus Logic Inc.[a]	17,424	390,820
Hittite Microwave Corp.[a]	8,668	553,798
Integrated Device Technology Inc.[a]	37,452	398,489
Power Integrations Inc.	8,148	468,021
Silicon Laboratories Inc.[a]	10,812	434,859
SunPower Corp.[a,b]	10,989	331,758
Synaptics Inc.[a]	9,184	427,056
Tessera Technologies Inc.	13,334	253,613
Veeco Instruments Inc.[a,b]	10,752	314,066

		4,997,903
SOFTWARE — 9.68%
ACI Worldwide Inc.[a,b]	10,856	598,383
Advent Software Inc.	11,336	380,323
Aspen Technology Inc.[a]	25,722	983,352
Blackbaud Inc.	12,578	452,808
Bottomline Technologies Inc.[a,b]	9,944	312,440
Fair Isaac Corp.	9,673	554,069
Fortinet Inc.[a]	37,489	753,904
Guidewire Software Inc.[a]	15,758	799,246
Infoblox Inc.[a]	12,385	550,513
Manhattan Associates Inc.[a]	5,308	565,355
MicroStrategy Inc. Class Aa	2,485	303,145
NetScout Systems Inc.[a]	10,230	289,714
Pegasystems Inc.	4,814	183,221
PTC Inc.[a]	32,816	909,660
QLIK Technologies Inc.[a]	24,117	611,125
RealPage Inc.[a,b]	13,701	336,086
SS&C Technologies Holdings Inc.[a]	17,004	668,257
Synchronoss Technologies Inc.[a]	8,264	286,100
TiVo Inc.[a]	34,674	460,817
Tyler Technologies Inc.[a]	7,692	743,893
Ultimate Software Group Inc. (The)[a]	7,833	1,210,042

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

October 31, 2013

Security	Shares	Value

VirnetX Holding Corp.[a,b]	11,695	$254,249
Zynga Inc. Class Aa	172,232	618,313

		12,825,015
SPECIALTY RETAIL — 3.75%
Five Below Inc.[a,b]	12,903	622,699
Francesca’s Holdings Corp.[a]	12,134	218,291
Hibbett Sports Inc.[a]	7,135	416,184
Lithia Motors Inc. Class A	6,187	388,853
Lumber Liquidators Holdings Inc.[a,b]	7,551	862,249
Mattress Firm Holding Corp.[a]	4,123	123,937
Monro Muffler Brake Inc.	8,172	375,912
Pier 1 Imports Inc.	29,308	611,951
Restoration Hardware Holdings Inc.[a,b]	7,491	522,422
Select Comfort Corp.[a]	15,268	279,710
Tile Shop Holdings Inc. (The)[a,b]	6,768	151,129
Vitamin Shoppe Inc.[a]	8,348	391,605

		4,964,942
TEXTILES, APPAREL & LUXURY GOODS — 0.98%
Oxford Industries Inc.	3,967	284,712
Steven Madden Ltd.[a]	16,518	605,880
Tumi Holdings Inc.[a]	13,245	282,781
Vera Bradley Inc.[a,b]	5,868	129,976

		1,303,349
TRADING COMPANIES & DISTRIBUTORS — 1.60%
Air Lease Corp.	20,952	615,989
Aircastle Ltd.	17,747	334,886
Beacon Roofing Supply Inc.[a]	13,447	466,745
Watsco Inc.	7,392	704,384

		2,122,004

TOTAL COMMON STOCKS (Cost: $102,104,111)		132,336,210

SHORT-TERM INVESTMENTS — 10.96%

MONEY MARKET FUNDS — 10.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	13,553,641	13,553,641
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	787,697	787,697

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	187,698	$187,698

		14,529,036

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,529,036)		14,529,036

TOTAL INVESTMENTS IN SECURITIES — 110.82%
(Cost: $116,633,147)		146,865,246
Other Assets, Less Liabilities — (10.82)%		(14,334,523)

NET ASSETS — 100.00%		$132,530,723

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 100.08%

AEROSPACE & DEFENSE — 3.85%
Alliant Techsystems Inc.	23,733	$2,583,812
Curtiss-Wright Corp.	34,810	1,732,842
Esterline Technologies Corp.[a]	23,152	1,855,864
Exelis Inc.	139,262	2,296,430
Moog Inc. Class Aa	33,546	2,003,703
Spirit AeroSystems Holdings Inc. Class Aa	75,235	2,008,022

		12,480,673
AIR FREIGHT & LOGISTICS — 0.54%
Atlas Air Worldwide Holdings Inc.[a,b]	18,940	701,348
UTi Worldwide Inc.	68,189	1,036,473

		1,737,821
AIRLINES — 1.32%
JetBlue Airways Corp.[a,b]	162,530	1,152,338
US Airways Group Inc.[a]	142,247	3,125,166

		4,277,504
AUTO COMPONENTS — 1.02%
Cooper Tire & Rubber Co.	45,222	1,176,224
Dana Holding Corp.	108,626	2,129,070

		3,305,294
BIOTECHNOLOGY — 0.19%
Exelixis Inc.[a,b]	127,614	629,137

		629,137
CAPITAL MARKETS — 1.11%
Federated Investors Inc. Class B	69,866	1,894,766
Janus Capital Group Inc.	112,091	1,106,338
KCG Holdings Inc. Class Aa,b	69,724	609,388

		3,610,492
CHEMICALS — 2.56%
Cabot Corp.	44,118	2,056,340
Olin Corp.	59,448	1,338,175
Scotts Miracle-Gro Co. (The) Class A	32,490	1,907,813
Sensient Technologies Corp.	37,080	1,932,980
Stepan Co.	14,035	826,240
Taminco Corp.[a,b]	11,990	239,440

		8,300,988
COMMERCIAL BANKS — 15.50%
Associated Banc-Corp	123,240	2,003,882
BancorpSouth Inc.	62,060	1,371,526
Bank of Hawaii Corp.	33,197	1,924,762

Security	Shares	Value

BankUnited Inc.	48,408	$1,489,514
BBCN Bancorp Inc.	58,606	869,127
CapitalSource Inc.	145,639	1,904,958
Cathay General Bancorp	54,336	1,338,296
Community Bank System Inc.	29,638	1,076,156
CVB Financial Corp.	69,106	1,004,801
F.N.B. Corp.	113,364	1,418,184
First Citizens BancShares Inc. Class A	5,381	1,139,319
First Financial Bancorp	42,952	666,615
First Horizon National Corp.	178,713	1,903,293
First Midwest Bancorp Inc.	55,739	926,940
FirstMerit Corp.	122,248	2,745,690
Fulton Financial Corp.	143,763	1,755,346
Glacier Bancorp Inc.	54,420	1,503,625
Hancock Holding Co.	60,959	1,998,236
IBERIABANK Corp.	22,000	1,285,460
International Bancshares Corp.	42,239	965,161
MB Financial Inc.	40,603	1,205,909
National Penn Bancshares Inc.	87,422	906,566
Old National Bancorp	75,123	1,092,288
PacWest Bancorp	29,645	1,127,992
Park National Corp.	9,498	752,432
Popular Inc.[a]	76,674	1,936,018
Sterling Financial Corp.	16,184	468,689
Susquehanna Bancshares Inc.	138,038	1,626,778
Synovus Financial Corp.	725,414	2,357,595
TCF Financial Corp.	121,246	1,840,514
Trustmark Corp.	49,747	1,351,129
United Bankshares Inc.	23,488	694,775
Valley National Bancorp	147,596	1,439,061
Webster Financial Corp.	66,822	1,863,666
Westamerica Bancorp	19,989	1,029,034
Wintrust Financial Corp.	29,652	1,290,159

		50,273,496
COMMERCIAL SERVICES & SUPPLIES — 3.81%
ABM Industries Inc.	37,732	1,038,007
Brink’s Co. (The)	35,535	1,115,799
Deluxe Corp.	37,465	1,764,227
Pitney Bowes Inc.	149,495	3,190,223
Quad Graphics Inc.	19,068	665,855
R.R. Donnelley & Sons Co.	134,269	2,493,375
Steelcase Inc. Class A	46,620	764,102
United Stationers Inc.	29,756	1,322,357

		12,353,945

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.07%
Brocade Communications Systems Inc.[a]	331,384	$2,657,700
NETGEAR Inc.[a,b]	28,546	820,983

		3,478,683
COMPUTERS & PERIPHERALS — 1.20%
Diebold Inc.	47,128	1,411,955
Lexmark International Inc. Class A	46,653	1,658,514
QLogic Corp.[a]	66,115	816,520

		3,886,989
CONSTRUCTION & ENGINEERING — 1.03%
AECOM Technology Corp.[a]	76,659	2,436,223
Granite Construction Inc.	28,355	917,284

		3,353,507
CONSUMER FINANCE — 0.63%
Cash America International Inc.[b]	21,143	834,092
EZCORP Inc. Class A NVS[a]	40,081	630,474
Nelnet Inc. Class A	13,751	586,205

		2,050,771
CONTAINERS & PACKAGING — 0.37%
Greif Inc. Class A	22,542	1,205,772

		1,205,772
DIVERSIFIED CONSUMER SERVICES — 1.48%
Apollo Group Inc. Class Aa,b	73,805	1,969,855
DeVry Inc.	41,919	1,504,892
Matthews International Corp. Class A	20,478	831,407
Regis Corp.	33,224	481,748

		4,787,902
DIVERSIFIED FINANCIAL SERVICES — 0.30%
PHH Corp.[a,b]	40,219	967,267

		967,267
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.09%
Intelsat SAa,b	14,067	286,826

		286,826
ELECTRIC UTILITIES — 5.24%
ALLETE Inc.	27,003	1,364,461
Cleco Corp.	44,730	2,072,788
El Paso Electric Co.	29,801	1,048,101
Empire District Electric Co. (The)	31,656	711,943
Hawaiian Electric Industries Inc.	73,305	1,947,714
IDACORP Inc.	37,181	1,918,540
MGE Energy Inc.	17,125	964,309

Security	Shares	Value

Otter Tail Corp.	27,100	$808,393
PNM Resources Inc.	58,988	1,410,993
Portland General Electric Co.	57,210	1,641,927
UIL Holdings Corp.	41,080	1,582,402
UNS Energy Corp.	30,691	1,518,591

		16,990,162
ELECTRICAL EQUIPMENT — 0.68%
Brady Corp. Class A	34,454	1,005,712
General Cable Corp.	36,848	1,213,405

		2,219,117
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.91%
Anixter International Inc.[a]	19,833	1,695,523
AVX Corp.	35,250	467,063
Benchmark Electronics Inc.[a]	40,503	920,633
Ingram Micro Inc. Class Aa	112,712	2,611,537
Itron Inc.[a,b]	29,271	1,248,994
Plexus Corp.[a,b]	25,307	968,752
Sanmina Corp.[a]	61,845	900,463
SYNNEX Corp.[a]	19,631	1,203,380
Tech Data Corp.[a]	27,954	1,455,285
Vishay Intertechnology Inc.[a]	97,776	1,199,712

		12,671,342
ENERGY EQUIPMENT & SERVICES — 2.36%
Exterran Holdings Inc.[a,b]	43,678	1,247,007
Helix Energy Solutions Group Inc.[a]	72,904	1,724,909
Key Energy Services Inc.[a,b]	97,603	763,255
McDermott International Inc.[a]	178,932	1,265,049
Patterson-UTI Energy Inc.	108,959	2,643,345

		7,643,565
FOOD & STAPLES RETAILING — 2.33%
Andersons Inc. (The)	12,915	958,034
Harris Teeter Supermarkets Inc.	36,609	1,805,556
Rite Aid Corp.[a]	625,048	3,331,506
SUPERVALU Inc.[a]	148,039	1,040,714
Weis Markets Inc.	8,222	420,720

		7,556,530
FOOD PRODUCTS — 0.95%
Cal-Maine Foods Inc.	11,049	560,516
Dole Food Co. Inc.[a]	38,974	528,098
Fresh Del Monte Produce Inc.	27,970	743,722
Pilgrim’s Pride Corp.[a,b]	44,226	626,682
Pinnacle Foods Inc.	22,547	610,798

		3,069,816

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

GAS UTILITIES — 2.73%
Laclede Group Inc. (The)	22,497	$1,058,934
New Jersey Resources Corp.	30,932	1,423,800
Northwest Natural Gas Co.	19,976	867,557
Piedmont Natural Gas Co.	56,049	1,913,513
Southwest Gas Corp.	34,293	1,860,738
WGL Holdings Inc.	38,270	1,722,533

		8,847,075
HEALTH CARE EQUIPMENT & SUPPLIES — 1.15%
Alere Inc.[a]	56,830	1,916,876
Hill-Rom Holdings Inc.	43,657	1,802,597

		3,719,473
HEALTH CARE PROVIDERS & SERVICES — 2.89%
Health Management Associates Inc. Class Aa	193,092	2,475,439
Health Net Inc.[a]	58,724	1,785,210
LifePoint Hospitals Inc.[a]	35,074	1,811,221
Magellan Health Services Inc.[a]	20,068	1,177,992
Owens & Minor Inc.[b]	46,877	1,754,137
Select Medical Holdings Corp.	44,399	376,504

		9,380,503
HOTELS, RESTAURANTS & LEISURE — 0.60%
Bob Evans Farms Inc.	20,375	1,163,209
Caesars Acquisition Co.[a]	27,056	295,722
Caesars Entertainment Corp.[a,b]	28,074	489,049

		1,947,980
HOUSEHOLD DURABLES — 0.67%
KB Home	69,912	1,186,406
M.D.C. Holdings Inc.	33,551	979,354

		2,165,760
INSURANCE — 8.61%
American National Insurance Co.	3,532	356,979
AmTrust Financial Services Inc.[b]	22,570	865,785
Argo Group International Holdings Ltd.	20,403	856,518
Aspen Insurance Holdings Ltd.	50,156	1,956,586
CNO Financial Group Inc.	164,390	2,561,196
Endurance Specialty Holdings Ltd.	32,785	1,812,683
FBL Financial Group Inc. Class A	8,108	362,752
First American Financial Corp.	79,445	2,054,448
Hanover Insurance Group Inc. (The)	32,579	1,907,175
Kemper Corp.	39,027	1,444,779
MBIA Inc.[a]	107,118	1,217,932

Security	Shares	Value

Mercury General Corp.	23,925	$1,113,948
Montpelier Re Holdings Ltd.[b]	32,486	896,938
OneBeacon Insurance Group Ltd. Class A	17,108	273,044
Platinum Underwriters Holdings Ltd.	21,734	1,351,637
Primerica Inc.	40,440	1,736,898
Protective Life Corp.	58,039	2,674,437
Selective Insurance Group Inc.	41,152	1,081,063
StanCorp Financial Group Inc.	32,781	1,930,801
Symetra Financial Corp.	71,428	1,337,846
Tower Group International Ltd.	32,906	119,449

		27,912,894
IT SERVICES — 1.85%
Booz Allen Hamilton Holding Corp.	27,424	542,995
CACI International Inc. Class Aa,b	17,204	1,238,344
Convergys Corp.	77,254	1,524,994
Lender Processing Services Inc.	63,087	2,177,763
ManTech International Corp. Class A	17,979	502,334

		5,986,430
MACHINERY — 3.70%
Briggs & Stratton Corp.	35,746	655,582
Crane Co.	36,076	2,290,826
Harsco Corp.	59,717	1,664,910
ITT Corp.	66,777	2,653,050
Navistar International Corp.[a,b]	51,019	1,844,847
Terex Corp.[a]	83,073	2,903,401

		12,012,616
MARINE — 0.26%
Matson Inc.	31,649	857,371

		857,371
MEDIA — 2.98%
Belo Corp. Class A	68,478	940,203
Clear Channel Outdoor Holdings Inc. Class Aa	30,584	259,964
John Wiley & Sons Inc. Class A	34,263	1,723,086
Meredith Corp.	27,363	1,403,722
New York Times Co. (The) Class A	92,837	1,283,936
Regal Entertainment Group Class A	58,473	1,111,572
Starz Series Aa	71,217	2,147,192
Valassis Communications Inc.	28,396	776,915

		9,646,590

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

METALS & MINING — 1.32%
Commercial Metals Co.	86,526	$1,588,617
United States Steel Corp.[b]	107,633	2,678,986

		4,267,603
MULTI-UTILITIES — 1.95%
Avista Corp.	44,390	1,233,598
Black Hills Corp.	32,898	1,668,587
NorthWestern Corp.	28,440	1,303,690
Vectren Corp.	60,882	2,125,999

		6,331,874
MULTILINE RETAIL — 0.48%
Big Lots Inc.[a]	43,097	1,567,007

		1,567,007
OIL, GAS & CONSUMABLE FUELS — 2.75%
Alon USA Energy Inc.	17,733	214,215
Alpha Natural Resources Inc.[a]	169,893	1,189,251
Arch Coal Inc.	168,415	714,080
Cloud Peak Energy Inc.[a,b]	45,587	711,613
Delek US Holdings Inc.	27,548	703,851
Ship Finance International Ltd.[b]	43,920	726,876
Stone Energy Corp.[a,b]	37,119	1,293,968
Western Refining Inc.	40,223	1,297,996
World Fuel Services Corp.	53,783	2,051,822

		8,903,672
PAPER & FOREST PRODUCTS — 1.43%
Domtar Corp.	24,240	2,053,370
Resolute Forest Products Inc.[a,b]	71,167	1,137,960
Schweitzer-Mauduit International Inc.	23,244	1,438,339

		4,629,669
PERSONAL PRODUCTS — 0.06%
Revlon Inc. Class Aa,b	8,303	197,196

		197,196
PROFESSIONAL SERVICES — 0.38%
FTI Consulting Inc.[a,b]	30,139	1,223,041

		1,223,041
REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.99%
American Capital Mortgage Investment Corp.	42,084	804,225
Anworth Mortgage Asset Corp.	109,035	535,362
ARMOUR Residential REIT Inc.	283,640	1,168,597
Brandywine Realty Trust	115,885	1,649,044
Capstead Mortgage Corp.	69,587	823,214

Security	Shares	Value

Colony Financial Inc.	49,066	$992,605
CommonWealth REIT	82,614	2,013,303
CYS Investments Inc.	131,010	1,112,275
DCT Industrial Trust Inc.	233,007	1,805,804
First Industrial Realty Trust Inc.[b]	73,997	1,337,126
Government Properties Income Trust[b]	39,088	955,702
Hatteras Financial Corp.	73,138	1,331,112
Invesco Mortgage Capital Inc.	99,995	1,544,923
Mack-Cali Realty Corp.	65,083	1,338,106
NorthStar Realty Finance Corp.	177,231	1,653,565
Pennsylvania Real Estate Investment Trust	50,394	913,643
PennyMac Mortgage Investment Trust[c]	45,215	1,043,110
Redwood Trust Inc.[b]	60,808	1,065,356
Select Income REIT	21,187	583,702

		22,670,774
ROAD & RAIL — 0.79%
Ryder System Inc.	38,696	2,547,358

		2,547,358
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.64%
Fairchild Semiconductor International Inc.[a]	94,891	1,202,269
PMC-Sierra Inc.[a]	151,225	887,691

		2,089,960
SOFTWARE — 0.39%
Rovi Corp.[a]	75,729	1,269,218

		1,269,218
SPECIALTY RETAIL — 2.11%
Barnes & Noble Inc.[a,b]	28,567	403,652
Guess? Inc.	44,295	1,384,219
Men’s Wearhouse Inc. (The)	33,925	1,435,027
Office Depot Inc.[a,b]	183,701	1,026,888
Penske Automotive Group Inc.	31,455	1,246,247
Rent-A-Center Inc.	39,745	1,360,869

		6,856,902
TEXTILES, APPAREL & LUXURY GOODS — 0.27%
Jones Group Inc. (The)	57,140	887,956

		887,956
THRIFTS & MORTGAGE FINANCE — 1.90%
Astoria Financial Corp.	61,859	817,157
EverBank Financial Corp.	62,520	945,302

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

October 31, 2013

Security	Shares	Value

Provident Financial Services Inc.	39,889	$747,520
Radian Group Inc.	130,815	1,905,975
Washington Federal Inc.	77,173	1,758,001

		6,173,955
TOBACCO — 0.28%
Universal Corp.[b]	17,295	917,154

		917,154
TRADING COMPANIES & DISTRIBUTORS — 0.52%
TAL International Group Inc.	25,073	1,211,277
Textainer Group Holdings Ltd.[b]	12,767	483,869

		1,695,146
WIRELESS TELECOMMUNICATION SERVICES — 0.84%
NII Holdings Inc.[a,b]	130,636	449,388
Telephone & Data Systems Inc.	73,132	2,280,256

		2,729,644

TOTAL COMMON STOCKS
(Cost: $270,072,552)		324,572,420

SHORT-TERM INVESTMENTS — 6.11%

MONEY MARKET FUNDS — 6.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	18,131,243	18,131,243
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,053,733	1,053,733
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	619,511	619,511

		19,804,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,804,487)		19,804,487

Value

TOTAL INVESTMENTS IN SECURITIES — 106.19%
(Cost: $289,877,039)	$344,376,907
Other Assets, Less Liabilities — (6.19)%	(20,081,832)

NET ASSETS — 100.00%	$324,295,075

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2013

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$326,391,023	$311,103,684	$254,519,686
Affiliated (Note 2)	4,142,124	10,036,281	2,893,592

Total cost of investments	$330,533,147	$321,139,965	$257,413,278

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$414,698,861	$476,565,728	$268,649,069
Affiliated (Note 2)	4,142,124	10,690,756	3,111,590

Total fair value of investments	418,840,985	487,256,484	271,760,659
Cash	—	—	14,185
Receivables:
Dividends and interest	546,906	204,968	545,743
Capital shares sold	—	9,988	—

Total Assets	419,387,891	487,471,440	272,320,587

LIABILITIES
Payables:
Investment securities purchased	597,869	—	—
Collateral for securities on loan (Note 5)	3,370,600	6,026,831	441,332
Capital shares redeemed	—	—	113,858
Investment advisory fees (Note 2)	69,004	98,587	70,505

Total Liabilities	4,037,473	6,125,418	625,695

NET ASSETS	$415,350,418	$481,346,022	$271,694,892

Net assets consist of:
Paid-in capital	$339,272,742	$427,745,885	$282,839,588
Undistributed net investment income	725,254	270,708	858,804
Accumulated net realized loss	(12,955,416)	(112,787,090)	(26,350,881)
Net unrealized appreciation	88,307,838	166,116,519	14,347,381

NET ASSETS	$415,350,418	$481,346,022	$271,694,892

Shares outstanding[b]	4,000,000	5,100,000	3,550,000

Net asset value per share	$103.84	$94.38	$76.53

[a]	Securities on loan with values of $3,302,807, $5,888,454 and $416,798, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$179,935,914	$132,894,869	$120,387,864
Affiliated (Note 2)	9,645,250	14,052,523	4,756,651

Total cost of investments	$189,581,164	$146,947,392	$125,144,515

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$229,714,130	$181,743,551	$152,805,636
Affiliated (Note 2)	9,645,250	14,052,523	4,756,651

Total fair value of investments	239,359,380	195,796,074	157,562,287
Receivables:
Dividends and interest	143,740	23,091	113,825

Total Assets	239,503,120	195,819,165	157,676,112

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	9,476,526	13,971,603	4,607,454
Investment advisory fees (Note 2)	47,714	46,288	38,272

Total Liabilities	9,524,240	14,017,891	4,645,726

NET ASSETS	$229,978,880	$181,801,274	$153,030,386

Net assets consist of:
Paid-in capital	$192,937,210	$248,834,335	$139,666,532
Undistributed net investment income	218,847	22,132	267,396
Accumulated net realized loss	(12,955,393)	(115,903,875)	(19,321,314)
Net unrealized appreciation	49,778,216	48,848,682	32,417,772

NET ASSETS	$229,978,880	$181,801,274	$153,030,386

Shares outstanding[b]	1,850,000	1,350,000	1,400,000

Net asset value per share	$124.31	$134.67	$109.31

[a]	Securities on loan with values of $9,255,302, $13,671,886 and $4,439,187, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$150,565,361	$102,104,111	$268,926,134
Affiliated (Note 2)	16,651,952	14,529,036	20,950,905

Total cost of investments	$167,217,313	$116,633,147	$289,877,039

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$189,979,729	$132,336,210	$323,529,310
Affiliated (Note 2)	16,651,952	14,529,036	20,847,597

Total fair value of investments	206,631,681	146,865,246	344,376,907
Receivables:
Dividends and interest	65,553	39,340	177,432

Total Assets	206,697,234	146,904,586	344,554,339

LIABILITIES
Payables:
Investment securities purchased	—	—	992,893
Collateral for securities on loan (Note 5)	16,473,649	14,341,338	19,184,976
Investment advisory fees (Note 2)	39,052	32,525	81,395

Total Liabilities	16,512,701	14,373,863	20,259,264

NET ASSETS	$190,184,533	$132,530,723	$324,295,075

Net assets consist of:
Paid-in capital	$166,106,618	$115,777,884	$274,268,423
Undistributed net investment income	92,911	39,540	350,939
Accumulated net realized loss	(15,429,364)	(13,518,800)	(4,824,155)
Net unrealized appreciation	39,414,368	30,232,099	54,499,868

NET ASSETS	$190,184,533	$132,530,723	$324,295,075

Shares outstanding[b]	1,550,000	1,050,000	2,850,000

Net asset value per share	$122.70	$126.22	$113.79

[a]	Securities on loan with values of $16,041,878, $13,964,810 and $18,663,442, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,457,281	$2,973,948	$5,800,579
Dividends — affiliated (Note 2)	18,633	21,035	43,331
Interest — affiliated (Note 2)	7	8	4
Securities lending income — affiliated (Note 2)	1,662	8,142	1,015

Total investment income	4,477,583	3,003,133	5,844,929

EXPENSES
Investment advisory fees (Note 2)	388,612	565,312	481,737

Total expenses	388,612	565,312	481,737

Net investment income	4,088,971	2,437,821	5,363,192

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,527,027)	1,469,444	3,275,046
Investments — affiliated (Note 2)	(61,349)	1,437	(422)
In-kind redemptions — unaffiliated	16,621,763	11,767,242	40,216,159
In-kind redemptions — affiliated (Note 2)	733,986	7,286	345,303

Net realized gain	15,767,373	13,245,409	43,836,086

Net change in unrealized appreciation/depreciation	17,609,314	43,791,534	(24,709,601)

Net realized and unrealized gain	33,376,687	57,036,943	19,126,485

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,465,658	$59,474,764	$24,489,677

[a]	Net of foreign withholding tax of $1,019, $ — and $ —, respectively.

See notes to financial statements.

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares Morningstar Mid-Cap ETF	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,716,426	$653,927	$1,704,493
Interest — affiliated (Note 2)	3	1	1
Securities lending income — affiliated (Note 2)	14,397	41,875	16,183

Total investment income	1,730,826	695,803	1,720,677

EXPENSES
Investment advisory fees (Note 2)	270,084	264,575	206,949

Total expenses	270,084	264,575	206,949

Net investment income	1,460,742	431,228	1,513,728

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,267,000	4,815,761	4,308,959
In-kind redemptions — unaffiliated	5,686,939	1,833,369	—

Net realized gain	6,953,939	6,649,130	4,308,959

Net change in unrealized appreciation/depreciation	15,126,776	14,160,149	12,949,739

Net realized and unrealized gain	22,080,715	20,809,279	17,258,698

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,541,457	$21,240,507	$18,772,426

[a]	Net of foreign withholding tax of $ —, $2,196 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF	iShares Morningstar Small-Cap Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,058,860	$391,339	$3,375,833
Dividends — affiliated (Note 2)	—	—	51,545
Interest — affiliated (Note 2)	2	1	5
Securities lending income — affiliated (Note 2)	72,753	147,622	83,345

Total investment income	1,131,615	538,962	3,510,728

EXPENSES
Investment advisory fees (Note 2)	216,524	159,360	454,516

Total expenses	216,524	159,360	454,516

Net investment income	915,091	379,602	3,056,212

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,193,686	4,020,091	(3,955,788)
In-kind redemptions — unaffiliated	8,091,860	1,123,907	12,130,873

Net realized gain	9,285,546	5,143,998	8,175,085

Net change in unrealized appreciation/depreciation	12,251,147	15,180,938	20,098,816

Net realized and unrealized gain	21,536,693	20,324,936	28,273,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,451,784	$20,704,538	$31,330,113

See notes to financial statements.

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,088,971	$6,667,459	$2,437,821	$6,118,913
Net realized gain	15,767,373	34,041,075	13,245,409	12,168,557
Net change in unrealized appreciation/depreciation	17,609,314	22,934,983	43,791,534	20,915,118

Net increase in net assets resulting from operations	37,465,658	63,643,517	59,474,764	39,202,588

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,814,447)	(6,660,122)	(2,377,537)	(6,111,971)

Total distributions to shareholders	(3,814,447)	(6,660,122)	(2,377,537)	(6,111,971)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	112,222,622	110,984,730	9,257,754	22,753,393
Cost of shares redeemed	(67,259,298)	(105,074,942)	(33,986,584)	(69,233,071)

Net increase (decrease) in net assets from capital share transactions	44,963,324	5,909,788	(24,728,830)	(46,479,678)

INCREASE (DECREASE) IN NET ASSETS	78,614,535	62,893,183	32,368,397	(13,389,061)

NET ASSETS
Beginning of period	336,735,883	273,842,700	448,977,625	462,366,686

End of period	$415,350,418	$336,735,883	$481,346,022	$448,977,625

Undistributed net investment income included in net assets at end of period	$725,254	$450,730	$270,708	$210,424

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,450,000	100,000	300,000
Shares redeemed	(700,000)	(1,350,000)	(400,000)	(900,000)

Net increase (decrease) in shares outstanding	450,000	100,000	(300,000)	(600,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,363,192	$6,994,486	$1,460,742	$2,408,647
Net realized gain	43,836,086	13,481,182	6,953,939	11,625,839
Net change in unrealized appreciation/depreciation	(24,709,601)	20,840,522	15,126,776	13,913,848

Net increase in net assets resulting from operations	24,489,677	41,316,190	23,541,457	27,948,334

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,983,291)	(7,045,149)	(1,415,341)	(2,235,375)

Total distributions to shareholders	(4,983,291)	(7,045,149)	(1,415,341)	(2,235,375)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	181,451,471	6,495,200	40,196,137	39,110,150
Cost of shares redeemed	(189,227,904)	(32,590,258)	(27,947,992)	(23,337,269)

Net increase (decrease) in net assets from capital share transactions	(7,776,433)	(26,095,058)	12,248,145	15,772,881

INCREASE IN NET ASSETS	11,729,953	8,175,983	34,374,261	41,485,840

NET ASSETS
Beginning of period	259,964,939	251,788,956	195,604,619	154,118,779

End of period	$271,694,892	$259,964,939	$229,978,880	$195,604,619

Undistributed net investment income included in net assets at end of period	$858,804	$478,903	$218,847	$173,446

SHARES ISSUED AND REDEEMED
Shares sold	2,450,000	100,000	350,000	400,000
Shares redeemed	(2,500,000)	(500,000)	(250,000)	(250,000)

Net increase (decrease) in shares outstanding	(50,000)	(400,000)	100,000	150,000

See notes to financial statements.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$431,228	$1,098,836	$1,513,728	$2,497,466
Net realized gain	6,649,130	5,680,963	4,308,959	5,747,371
Net change in unrealized appreciation/depreciation	14,160,149	12,720,324	12,949,739	14,640,619

Net increase in net assets resulting from operations	21,240,507	19,500,123	18,772,426	22,885,456

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(409,096)	(1,295,046)	(1,322,502)	(2,421,296)

Total distributions to shareholders	(409,096)	(1,295,046)	(1,322,502)	(2,421,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	9,909,440	15,278,892	4,676,991
Cost of shares redeemed	(6,343,474)	(31,544,849)	—	(4,122,448)

Net increase (decrease) in net assets from capital share transactions	(6,343,474)	(21,635,409)	15,278,892	554,543

INCREASE (DECREASE) IN NET ASSETS	14,487,937	(3,430,332)	32,728,816	21,018,703

NET ASSETS
Beginning of period	167,313,337	170,743,669	120,301,570	99,282,867

End of period	$181,801,274	$167,313,337	$153,030,386	$120,301,570

Undistributed net investment income included in net assets at end of period	$22,132	$—	$267,396	$76,170

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	150,000	50,000
Shares redeemed	(50,000)	(300,000)	—	(50,000)

Net increase (decrease) in shares outstanding	(50,000)	(200,000)	150,000	—

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$915,091	$2,297,077	$379,602	$832,241
Net realized gain	9,285,546	7,574,848	5,143,998	3,572,503
Net change in unrealized appreciation/depreciation	12,251,147	11,567,783	15,180,938	7,278,352

Net increase in net assets resulting from operations	22,451,784	21,439,708	20,704,538	11,683,096

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(822,180)	(2,521,873)	(340,062)	(1,180,413)

Total distributions to shareholders	(822,180)	(2,521,873)	(340,062)	(1,180,413)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	34,199,015	10,115,743	24,274,360	—
Cost of shares redeemed	(27,179,821)	(17,652,739)	(5,423,172)	(9,674,936)

Net increase (decrease) in net assets from capital share transactions	7,019,194	(7,536,996)	18,851,188	(9,674,936)

INCREASE IN NET ASSETS	28,648,798	11,380,839	39,215,664	827,747

NET ASSETS
Beginning of period	161,535,735	150,154,896	93,315,059	92,487,312

End of period	$190,184,533	$161,535,735	$132,530,723	$93,315,059

Undistributed net investment income included in net assets at end of period	$92,911	$—	$39,540	$—

SHARES ISSUED AND REDEEMED
Shares sold	300,000	100,000	200,000	—
Shares redeemed	(250,000)	(200,000)	(50,000)	(100,000)

Net increase (decrease) in shares outstanding	50,000	(100,000)	150,000	(100,000)

See notes to financial statements.

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Small-Cap Value ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,056,212	$5,339,255
Net realized gain	8,175,085	17,537,343
Net change in unrealized appreciation/depreciation	20,098,816	20,751,326

Net increase in net assets resulting from operations	31,330,113	43,627,924

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,805,886)	(5,220,430)

Total distributions to shareholders	(2,805,886)	(5,220,430)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,931,331	115,165,201
Cost of shares redeemed	(40,784,806)	(39,525,027)

Net increase in net assets from capital share transactions	17,146,525	75,640,174

INCREASE IN NET ASSETS	45,670,752	114,047,668

NET ASSETS
Beginning of period	278,624,323	164,576,655

End of period	$324,295,075	$278,624,323

Undistributed net investment income included in net assets at end of period	$350,939	$100,613

SHARES ISSUED AND REDEEMED
Shares sold	550,000	1,200,000
Shares redeemed	(400,000)	(400,000)

Net increase in shares outstanding	150,000	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$94.86	$79.37	$76.26	$68.10	$50.88	$76.07

Income from investment operations:
Net investment income[a]	1.05	1.88	1.59	1.31	1.22	1.50
Net realized and unrealized gain (loss)[b]	8.91	15.49	3.07	8.14	17.22	(25.24)

Total from investment operations	9.96	17.37	4.66	9.45	18.44	(23.74)

Less distributions from:
Net investment income	(0.98)	(1.88)	(1.55)	(1.29)	(1.22)	(1.45)

Total distributions	(0.98)	(1.88)	(1.55)	(1.29)	(1.22)	(1.45)

Net asset value, end of period	$103.84	$94.86	$79.37	$76.26	$68.10	$50.88

Total return	10.57%[c]	22.23%	6.35%	14.13%	36.53%	(31.43)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$415,350	$336,736	$273,843	$320,306	$265,600	$195,880
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.10%	2.27%	2.20%	1.94%	2.00%	2.57%
Portfolio turnover rate[e]	21%	63%	33%	38%	32%	40%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$83.14	$77.06	$69.79	$60.81	$44.51	$67.23

Income from investment operations:
Net investment income[a]	0.47	1.06	0.60	0.48	0.47	0.47
Net realized and unrealized gain (loss)[b]	11.24	6.08	7.27	9.00	16.30	(22.74)

Total from investment operations	11.71	7.14	7.87	9.48	16.77	(22.27)

Less distributions from:
Net investment income	(0.47)	(1.06)	(0.60)	(0.50)	(0.47)	(0.45)

Total distributions	(0.47)	(1.06)	(0.60)	(0.50)	(0.47)	(0.45)

Net asset value, end of period	$94.38	$83.14	$77.06	$69.79	$60.81	$44.51

Total return	14.14%[c]	9.36%	11.42%	15.70%	37.81%	(33.16)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$481,346	$448,978	$462,367	$397,823	$446,937	$331,585
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.08%	1.37%	0.88%	0.78%	0.87%	0.91%
Portfolio turnover rate[e]	14%	42%	28%	24%	24%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$72.21	$62.95	$65.67	$56.69	$43.65	$76.51

Income from investment operations:
Net investment income[a]	1.05	1.84	1.82	1.57	1.47	2.10
Net realized and unrealized gain (loss)[b]	4.24	9.28	(2.74)	8.94	13.07	(32.84)

Total from investment operations	5.29	11.12	(0.92)	10.51	14.54	(30.74)

Less distributions from:
Net investment income	(0.97)	(1.86)	(1.80)	(1.53)	(1.50)	(2.12)

Total distributions	(0.97)	(1.86)	(1.80)	(1.53)	(1.50)	(2.12)

Net asset value, end of period	$76.53	$72.21	$62.95	$65.67	$56.69	$43.65

Total return	7.38%[c]	18.02%	(1.18)%	19.00%	33.70%	(40.70)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$271,695	$259,965	$251,789	$256,126	$212,600	$159,308
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.78%	2.83%	3.03%	2.74%	2.83%	3.83%
Portfolio turnover rate[e]	14%	45%	30%	30%	31%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$111.77	$96.32	$94.80	$76.24	$51.77	$81.41

Income from investment operations:
Net investment income[a]	0.80	1.46	1.16	1.12	0.95	0.86
Net realized and unrealized gain (loss)[b]	12.52	15.35	1.56	18.59	24.47	(29.52)

Total from investment operations	13.32	16.81	2.72	19.71	25.42	(28.66)

Less distributions from:
Net investment income	(0.78)	(1.36)	(1.20)	(1.15)	(0.95)	(0.98)

Total distributions	(0.78)	(1.36)	(1.20)	(1.15)	(0.95)	(0.98)

Net asset value, end of period	$124.31	$111.77	$96.32	$94.80	$76.24	$51.77

Total return	11.98%[c]	17.65%	3.02%	26.14%	49.44%	(35.29)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$229,979	$195,605	$154,119	$180,120	$125,792	$77,659
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.35%	1.48%	1.32%	1.40%	1.49%	1.40%
Portfolio turnover rate[e]	23%	90%	53%	47%	46%	60%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$119.51	$106.71	$108.23	$84.45	$57.53	$95.61

Income from investment operations:
Net investment income[a]	0.31	0.72	0.14	0.35	0.21	0.23
Net realized and unrealized gain (loss)[b]	15.15	12.93	(1.47)	23.82	26.93	(38.07)

Total from investment operations	15.46	13.65	(1.33)	24.17	27.14	(37.84)

Less distributions from:
Net investment income	(0.30)	(0.85)	(0.19)	(0.39)	(0.22)	(0.24)
Return of capital	—	—	—	—	(0.00)[c]	—

Total distributions	(0.30)	(0.85)	(0.19)	(0.39)	(0.22)	(0.24)

Net asset value, end of period	$134.67	$119.51	$106.71	$108.23	$84.45	$57.53

Total return	12.95%[d]	12.89%	(1.22)%	28.69%	47.28%	(39.60)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$181,801	$167,313	$170,744	$205,643	$168,905	$195,613
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.49%	0.67%	0.14%	0.39%	0.30%	0.32%
Portfolio turnover rate[f]	17%	73%	45%	47%	45%	49%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$96.24	$79.43	$82.79	$73.33	$48.03	$74.60

Income from investment operations:
Net investment income[a]	1.13	2.02	1.58	1.89	1.46	1.93
Net realized and unrealized gain (loss)[b]	12.92	16.75	(3.30)	9.65	25.19	(26.56)

Total from investment operations	14.05	18.77	(1.72)	11.54	26.65	(24.63)

Less distributions from:
Net investment income	(0.98)	(1.96)	(1.64)	(2.08)	(1.35)	(1.94)

Total distributions	(0.98)	(1.96)	(1.64)	(2.08)	(1.35)	(1.94)

Net asset value, end of period	$109.31	$96.24	$79.43	$82.79	$73.33	$48.03

Total return	14.68%[c]	24.06%	(1.90)%	16.23%	56.05%	(33.26)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$153,030	$120,302	$99,283	$124,191	$135,653	$69,647
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.19%	2.46%	2.11%	2.62%	2.37%	3.37%
Portfolio turnover rate[e]	18%	66%	50%	46%	41%	61%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$107.69	$93.85	$99.99	$81.76	$53.70	$78.57

Income from investment operations:
Net investment income[a]	0.61	1.55	1.00	0.82	0.67	0.65
Net realized and unrealized gain (loss)[b]	14.96	14.04	(6.22)	18.33	28.06	(24.88)

Total from investment operations	15.57	15.59	(5.22)	19.15	28.73	(24.23)

Less distributions from:
Net investment income	(0.56)	(1.75)	(0.92)	(0.92)	(0.66)	(0.64)
Return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.56)	(1.75)	(0.92)	(0.92)	(0.67)	(0.64)

Net asset value, end of period	$122.70	$107.69	$93.85	$99.99	$81.76	$53.70

Total return	14.50%[c]	16.88%	(5.13)%	23.62%	53.72%	(30.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$190,185	$161,536	$150,155	$214,971	$179,882	$80,550
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.06%	1.63%	1.13%	0.99%	1.00%	1.08%
Portfolio turnover rate[e]	29%	98%	62%	69%	66%	73%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$103.68	$92.49	$95.37	$72.67	$50.89	$73.02

Income from investment operations:
Net investment income[a]	0.42	0.87	0.37	0.27	0.06	0.27
Net realized and unrealized gain (loss)[b]	22.49	11.56	(2.91)	22.68	21.80	(22.13)

Total from investment operations	22.91	12.43	(2.54)	22.95	21.86	(21.86)

Less distributions from:
Net investment income	(0.37)	(1.24)	(0.34)	(0.25)	(0.07)	(0.27)
Return of capital	—	—	—	—	(0.01)	—

Total distributions	(0.37)	(1.24)	(0.34)	(0.25)	(0.08)	(0.27)

Net asset value, end of period	$126.22	$103.68	$92.49	$95.37	$72.67	$50.89

Total return	22.13%[c]	13.59%	(2.65)%	31.63%	42.98%	(29.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$132,531	$93,315	$92,487	$147,830	$90,835	$66,162
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	0.71%	0.93%	0.43%	0.34%	0.10%	0.47%
Portfolio turnover rate[e]	34%	81%	68%	64%	57%	56%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$103.19	$86.62	$89.46	$78.18	$48.22	$72.21

Income from investment operations:
Net investment income[a]	1.10	2.44	1.96	1.57	1.28	1.62
Net realized and unrealized gain (loss)[b]	10.51	16.53	(2.70)	11.30	29.85	(23.83)

Total from investment operations	11.61	18.97	(0.74)	12.87	31.13	(22.21)

Less distributions from:
Net investment income	(1.01)	(2.40)	(2.10)	(1.59)	(1.17)	(1.78)

Total distributions	(1.01)	(2.40)	(2.10)	(1.59)	(1.17)	(1.78)

Net asset value, end of period	$113.79	$103.19	$86.62	$89.46	$78.18	$48.22

Total return	11.33%[c]	22.32%	(0.57)%	16.77%	65.11%	(30.92)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$324,295	$278,624	$164,577	$201,295	$195,450	$65,094
Ratio of expenses to average net assets[d]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[d]	2.02%	2.67%	2.42%	2.02%	2.00%	2.95%
Portfolio turnover rate[e]	24%	69%	52%	55%	57%	70%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
Morningstar Large-Cap	iShares Morningstar Large Core Index Fund	Diversified
Morningstar Large-Cap Growth	iShares Morningstar Large Growth Index Fund	Non-diversified
Morningstar Large-Cap Value	iShares Morningstar Large Value Index Fund	Non-diversified
Morningstar Mid-Cap	iShares Morningstar Mid Core Index Fund	Diversified
Morningstar Mid-Cap Growth	iShares Morningstar Mid Growth Index Fund	Diversified
Morningstar Mid-Cap Value	iShares Morningstar Mid Value Index Fund	Diversified
Morningstar Small-Cap	iShares Morningstar Small Core Index Fund	Diversified
Morningstar Small-Cap Growth	iShares Morningstar Small Growth Index Fund	Diversified
Morningstar Small-Cap Value	iShares Morningstar Small Value Index Fund	Diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

72	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Morningstar Large-Cap
Assets:
Common Stocks	$414,698,861	$—	$—	$414,698,861
Money Market Funds	4,142,124	—	—	4,142,124

	$418,840,985	$—	$—	$418,840,985

Morningstar Large-Cap Growth
Assets:
Common Stocks	$480,401,958	$—	$—	$480,401,958
Money Market Funds	6,854,526	—	—	6,854,526

	$487,256,484	$—	$—	$487,256,484

Morningstar Large-Cap Value
Assets:
Common Stocks	$271,093,280	$—	$—	$271,093,280
Money Market Funds	667,379	—	—	667,379

	$271,760,659	$—	$—	$271,760,659

Morningstar Mid-Cap
Assets:
Common Stocks	$229,714,130	$—	$—	$229,714,130
Money Market Funds	9,645,250	—	—	9,645,250

	$239,359,380	$—	$—	$239,359,380

Morningstar Mid-Cap Growth
Assets:
Common Stocks	$181,743,551	$—	$—	$181,743,551
Money Market Funds	14,052,523	—	—	14,052,523

	$195,796,074	$—	$—	$195,796,074

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Morningstar Mid-Cap Value
Assets:
Common Stocks	$152,805,636	$—	$—	$152,805,636
Money Market Funds	4,756,651	—	—	4,756,651

	$157,562,287	$—	$—	$157,562,287

Morningstar Small-Cap
Assets:
Common Stocks	$189,979,729	$—	$—	$189,979,729
Money Market Funds	16,651,952	—	—	16,651,952

	$206,631,681	$—	$—	$206,631,681

Morningstar Small-Cap Growth
Assets:
Common Stocks	$132,336,210	$—	$—	$132,336,210
Money Market Funds	14,529,036	—	—	14,529,036

	$146,865,246	$—	$—	$146,865,246

Morningstar Small-Cap Value
Assets:
Common Stocks	$324,276,698	$295,722	$—	$324,572,420
Money Market Funds	19,804,487	—	—	19,804,487

	$344,081,185	$295,722	$—	$344,376,907

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

74	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of October 31, 2013, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30

iShares ETF	Investment Advisory Fee
Morningstar Mid-Cap Value	0.30%
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Morningstar Large-Cap	$895
Morningstar Large-Cap Growth	4,384
Morningstar Large-Cap Value	547
Morningstar Mid-Cap	7,752
Morningstar Mid-Cap Growth	22,549

iShares ETF	Securities Lending Agent Fees
Morningstar Mid-Cap Value	$8,714
Morningstar Small-Cap	39,175
Morningstar Small-Cap Growth	79,488
Morningstar Small-Cap Value	44,878

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Large-Cap
BlackRock Inc.	10,787	2,838	(13,625)	—	$—	$18,633	$672,637

Morningstar Large-Cap Growth
BlackRock Inc.	—	13,295	(542)	12,753	$3,836,230	$21,035	$8,723

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	33,135	24,137	(24,031)	33,241	$2,444,211	$43,331	$344,881

76	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Morningstar Small-Cap Value
Pennymac Mortgage Investment Trust	45,215	—	—	45,215	$1,043,110	$51,545	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2013 were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$81,682,496	$81,270,305
Morningstar Large-Cap Growth	61,865,657	62,452,476
Morningstar Large-Cap Value	49,651,157	50,016,910
Morningstar Mid-Cap	47,914,295	47,967,531
Morningstar Mid-Cap Growth	30,365,028	30,261,451
Morningstar Mid-Cap Value	24,195,515	24,050,691
Morningstar Small-Cap	50,268,430	50,197,771
Morningstar Small-Cap Growth	36,450,552	36,362,399
Morningstar Small-Cap Value	74,455,120	73,157,824

In-kind transactions (see Note 4) for the six months ended October 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$111,917,526	$67,232,526
Morningstar Large-Cap Growth	9,240,190	33,676,106
Morningstar Large-Cap Value	181,175,942	188,593,873
Morningstar Mid-Cap	39,165,646	26,754,309
Morningstar Mid-Cap Growth	—	6,330,321
Morningstar Mid-Cap Value	15,214,087	—
Morningstar Small-Cap	33,869,586	26,915,874
Morningstar Small-Cap Growth	24,052,873	5,370,265
Morningstar Small-Cap Value	56,776,625	39,947,422

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

78	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Morningstar Large-Cap	$3,302,807
Morningstar Large-Cap Growth	5,888,454
Morningstar Large-Cap Value	416,798
Morningstar Mid-Cap	9,255,302
Morningstar Mid-Cap Growth	13,671,886

iShares ETF	Market Value of Securities on Loan
Morningstar Mid-Cap Value	$4,439,187
Morningstar Small-Cap	16,041,878
Morningstar Small-Cap Growth	13,964,810
Morningstar Small-Cap Value	18,663,442

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Morningstar Large-Cap	$—	$—	$—	$—	$—	$27,726,200	$—	$27,726,200
Morningstar Large-Cap Growth	23,875,944	754,949	3,087,927	881,226	27,706,178	66,358,290	982,680	123,647,194
Morningstar Large-Cap Value	1,608,032	35,116	468,973	672,390	19,478,955	36,252,824	5,511,604	64,027,894
Morningstar Mid-Cap	—	—	—	—	—	19,135,502	—	19,135,502
Morningstar Mid-Cap Growth	1,074,957	—	—	170,812	27,347,957	89,015,622	3,999,375	121,608,723
Morningstar Mid-Cap Value	—	—	—	—	6,135,743	16,451,751	—	22,587,494
Morningstar Small-Cap	2,771,152	—	—	—	—	21,697,098	—	24,468,250
Morningstar Small-Cap Growth	714,840	—	—	—	1,189,003	16,153,299	—	18,057,142
Morningstar Small-Cap Value	—	—	—	—	—	11,749,387	—	11,749,387

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large-Cap	$331,529,736	$90,521,135	$(3,209,886)	$87,311,249
Morningstar Large-Cap Growth	323,525,270	167,097,584	(3,366,370)	163,731,214
Morningstar Large-Cap Value	263,572,352	21,131,630	(12,943,323)	8,188,307
Morningstar Mid-Cap	190,354,994	50,624,297	(1,619,911)	49,004,386
Morningstar Mid-Cap Growth	147,891,674	51,169,337	(3,264,937)	47,904,400
Morningstar Mid-Cap Value	126,187,294	35,327,907	(3,952,914)	31,374,993
Morningstar Small-Cap	167,463,973	41,487,531	(2,319,823)	39,167,708
Morningstar Small-Cap Growth	117,238,803	33,164,708	(3,538,265)	29,626,443
Morningstar Small-Cap Value	291,226,024	62,228,473	(9,077,590)	53,150,883

Management has reviewed the tax positions as of October 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

80	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review And Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares Morningstar Large-Cap ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, including adding “at cost” funds, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed,

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iSHARES® TRUST

a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

82	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review And Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

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Board Review And Approval of Investment Advisory

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iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares Morningstar Large-Cap Growth ETF, iShares Morningstar Large-Cap Value ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar Small-Cap Growth ETF and iShares Morningstar Small-Cap Value ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received

84	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review And Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review And Approval of Investment Advisory

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iSHARES® TRUST

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

86	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review And Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Morningstar Large-Cap	$0.979667	$—	$0.003737	$0.983404	100%	—%	0%[a]		100%
Morningstar Large-Cap Growth	0.460902	—	0.007304	0.468206	98	—	2		100
Morningstar Large-Cap Value	0.965398	—	0.003488	0.968886	100	—	0	[a]	100
Morningstar Mid-Cap	0.758169	—	0.018858	0.777027	98	—	2		100
Morningstar Mid-Cap Growth	0.279810	—	0.019997	0.299807	93	—	7		100
Morningstar Mid-Cap Value	0.952717	—	0.023294	0.976011	98	—	2		100
Morningstar Small-Cap	0.467438	—	0.090590	0.558028	84	—	16		100
Morningstar Small-Cap Growth	0.319069	—	0.049041	0.368110	87	—	13		100
Morningstar Small-Cap Value	0.956765	—	0.054310	1.011075	95	—	5		100

[a]	Rounds to less than 1%.

88	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-44-1013

OCTOBER 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Asia Developed Real Estate ETF | IFAS | NASDAQ
➢	iShares Europe Developed Real Estate ETF | IFEU | NASDAQ
➢	iShares Industrial/Office Real Estate Capped ETF | FNIO | NYSE Arca
➢	iShares International Developed Real Estate ETF | IFGL | NASDAQ
➢	iShares Mortgage Real Estate Capped ETF | REM | NYSE Arca
➢	iShares North America Real Estate ETF | IFNA | NASDAQ
➢	iShares Real Estate 50 ETF | FTY | NYSE Arca
➢	iShares Residential Real Estate Capped ETF | REZ | NYSE Arca
➢	iShares Retail Real Estate Capped ETF | RTL | NYSE Arca

Fund Performance Overview

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2013

The iShares Asia Developed Real Estate ETF (the “Fund”), formerly the iShares FTSE EPRA/NAREIT Developed Asia Index Fund, seeks to track the investment results of an index composed of real estate equities in developed Asian markets, as represented by the FTSE EPRA/NAREIT Developed Asia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -8.17%, net of fees, while the total return for the Index was -7.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.55%	14.43%	15.33%	14.55%	14.43%	15.33%
5 Years	15.85%	15.12%	16.34%	108.68%	102.18%	113.14%
Since Inception	(0.79)%	(0.87)%	(0.46)%	(4.64)%	(5.09)%	(2.69)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$918.30	$2.32	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Diversified Real Estate Activities	42.60%
Retail REITs	16.41
Diversified REITs	10.78
Office REITs	9.16
Real Estate Operating Companies	8.65
Industrial REITs	5.96
Real Estate Development	5.09
Residential REITs	1.15
Specialized REITs	0.20

TOTAL	100.00%

*	Excludes money market funds.

COUNTRY ALLOCATION

As of 10/31/13

Country	Percentage of Total Investments*

Japan	41.67%
Hong Kong	25.42
Australia	20.20
Singapore	12.48
New Zealand	0.23

TOTAL	100.00%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2013

The iShares Europe Developed Real Estate ETF (the “Fund”), formerly the iShares FTSE EPRA/NAREIT Developed Europe Index Fund, seeks to track the investment results of an index composed of real estate equities in developed European markets, as represented by the FTSE EPRA/NAREIT Developed Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 7.73%, net of fees, while the total return for the Index was 7.89%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.67%	19.26%	19.00%	18.67%	19.26%	19.00%
5 Years	12.29%	12.16%	12.22%	78.50%	77.51%	78.01%
Since Inception	(1.63)%	(1.54)%	(1.72)%	(9.36)%	(8.83)%	(9.86)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,077.30	$2.51	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector/Investment Type	Percentage of Total Investments*

Retail REITs	29.37%
Real Estate Operating Companies	26.82
Diversified REITs	25.72
Office REITs	6.76
Industrial REITs	3.90
Real Estate Development	2.34
Diversified Real Estate Activities	2.13
Investment Companies	1.65
Specialized REITs	0.93
Residential REITs	0.38

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/13

Country	Percentage of Total Investments*

United Kingdom	39.90%
France	25.40
Germany	9.76
Switzerland	6.54
Sweden	6.50
Netherlands	4.68
Belgium	3.30
Finland	1.62
Austria	1.19
Italy	0.47

TOTAL	99.36%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INDUSTRIAL/OFFICE REAL ESTATE CAPPED ETF

Performance as of October 31, 2013

The iShares Industrial/Office Real Estate Capped ETF (the “Fund”), formerly the iShares FTSE NAREIT Industrial/Office Capped Index Fund, seeks to track the investment results of an index composed of U.S. industrial and office real estate equities, as represented by the FTSE NAREIT Industrial/Office Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -4.34%, net of fees, while the total return for the Index was -4.11%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.12%	14.16%	14.71%	14.12%	14.16%	14.71%
5 Years	11.88%	13.02%	12.14%	75.31%	84.41%	77.35%
Since Inception	(3.30)%	(3.32)%	(3.37)%	(19.61)%	(19.70)%	(19.94)%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Industrial/Office Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT Industrial/Office Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$956.60	$2.37	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Office REITs	56.85%
Industrial REITs	26.53
Diversified REITs	14.30
Specialized REITs	2.32

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Prologis Inc.	17.73%
Boston Properties Inc.	14.27
SL Green Realty Corp.	5.85
Liberty Property Trust	4.81
Duke Realty Corp.	4.65
Alexandria Real Estate Equities Inc.	4.52
Kilroy Realty Corp.	4.23
BioMed Realty Trust Inc.	4.02
Highwoods Properties Inc.	3.70
Douglas Emmett Inc.	3.41

TOTAL	67.19%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

Performance as of October 31, 2013

The iShares International Developed Real Estate ETF (the “Fund”), formerly the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -4.82%, net of fees, while the total return for the Index was -4.56%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.67%	13.64%	14.25%	13.67%	13.64%	14.25%
5 Years	15.03%	14.43%	15.21%	101.38%	96.23%	102.99%
Since Inception	(0.75)%	(0.76)%	(0.59)%	(4.42)%	(4.48)%	(3.48)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$951.80	$2.36	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector/Investment Type	Percentage of Total Investments*

Diversified Real Estate Activities	28.24%
Retail REITs	20.28
Diversified REITs	16.29
Real Estate Operating Companies	14.24
Office REITs	8.64
Industrial REITs	5.32
Real Estate Development	4.01
Residential REITs	1.67
Specialized REITs	0.78
Other**	0.53

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/13

Country	Percentage of Total Investments*

Japan	26.99%
Hong Kong	16.75
Australia	13.10
United Kingdom	10.74
Singapore	8.07
Canada	7.88
France	6.80
Germany	2.65
Switzerland	1.76
Sweden	1.72

TOTAL	96.46%

*	Excludes money market funds.
**	Other includes sectors and/or investment types which individually represent less than 1% of total investments.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

Performance as of October 31, 2013

The iShares Mortgage Real Estate Capped ETF (the “Fund”), formerly the iShares FTSE NAREIT Mortgage Plus Capped Index Fund, seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITS) that hold U.S. residential and commercial mortgages, as represented by the FTSE NAREIT All Mortgage Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -17.53%, net of fees, while the total return for the Index was -17.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.56)%	(6.51)%	(5.74)%	(6.56)%	(6.51)%	(5.74)%
5 Years	6.68%	6.75%	10.89%	38.15%	38.65%	67.64%
Since Inception	(9.77)%	(9.76)%	(5.38)%	(48.75)%	(48.73)%	(30.18)%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Mortgage REITs Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Mortgage Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$824.70	$2.21	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Mortgage REITs	99.03%
Diversified REITs	0.97

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Annaly Capital Management Inc.	17.65%
American Capital Agency Corp.	13.70
Starwood Property Trust Inc.	7.95
Two Harbors Investment Corp.	5.21
MFA Financial Inc.	4.68
Chimera Investment Corp.	4.67
NorthStar Realty Finance Corp.	4.02
Invesco Mortgage Capital Inc.	3.90
Hatteras Financial Corp.	3.36
New Residential Investment Corp.	3.09

TOTAL	68.23%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® NORTH AMERICA REAL ESTATE ETF

Performance as of October 31, 2013

The iShares North America Real Estate ETF (the “Fund”), formerly the iShares FTSE EPRA/NAREIT North America Index Fund, seeks to track the investment results of an index composed of real estate equities in North America, as represented by the FTSE EPRA/NAREIT North America Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -7.42%, net of fees, while the total return for the Index was -7.58%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.02%	8.72%	8.58%	9.02%	8.72%	8.58%
5 Years	14.81%	14.40%	13.97%	99.50%	95.95%	92.30%
Since Inception	3.90%	3.80%	3.05%	25.69%	24.97%	19.66%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$925.80	$2.33	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Retail REITs	26.63%
Specialized REITs	26.26
Residential REITs	15.78
Office REITs	12.70
Diversified REITs	11.58
Industrial REITs	5.24
Real Estate Operating Companies	1.71
Health Care Facilities	0.10

TOTAL	100.00%

*	Excludes money market funds.

COUNTRY ALLOCATION

As of 10/31/13

Country	Percentage of Total Investments*

United States	91.77%
Canada	8.23

TOTAL	100.00%

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® REAL ESTATE 50 ETF

Performance as of October 31, 2013

The iShares Real Estate 50 ETF (the “Fund”), formerly the iShares FTSE NAREIT Real Estate 50 Index Fund, seeks to track the investment results of an index composed of 50 of the largest U.S. real estate equities, as represented by the FTSE NAREIT Real Estate 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -8.90%, net of fees, while the total return for the Index was -8.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.88%	5.93%	6.46%	5.88%	5.93%	6.46%
5 Years	14.08%	13.98%	14.61%	93.20%	92.36%	97.73%
Since Inception	1.29%	1.24%	1.70%	8.66%	8.32%	11.55%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$911.00	$2.31	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Specialized REITs	35.55%
Retail REITs	24.28
Residential REITs	14.19
Office REITs	10.31
Diversified REITs	6.16
Mortgage REITs	5.35
Industrial REITs	4.16

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Simon Property Group Inc.	9.91%
American Tower Corp.	6.57
Public Storage	4.99
Prologis Inc.	4.16
Ventas Inc.	4.01
HCP Inc.	3.93
Equity Residential	3.90
Health Care REIT Inc.	3.85
Weyerhaeuser Co.	3.70
AvalonBay Communities Inc.	3.38

TOTAL	48.40%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

Performance as of October 31, 2013

The iShares Residential Real Estate Capped ETF (the “Fund”), formerly the iShares FTSE NAREIT Residential Plus Capped Index Fund, seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE NAREIT All Residential Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -7.35%, net of fees, while the total return for the Index was -7.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.26%	8.28%	8.76%	8.26%	8.28%	8.76%
5 Years	14.41%	14.52%	14.34%	96.02%	96.93%	95.44%
Since Inception	4.57%	4.52%	4.63%	33.72%	33.31%	34.19%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Residential Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT All Residential Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$926.50	$2.33	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Specialized REITs	54.90%
Residential REITs	45.10

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Public Storage	10.77%
Ventas Inc.	8.66
HCP Inc.	8.48
Equity Residential	8.42
Health Care REIT Inc.	8.33
UDR Inc.	4.25
AvalonBay Communities Inc.	4.20
Essex Property Trust Inc.	4.18
Camden Property Trust	3.72
Mid-America Apartment Communities Inc.	3.38

TOTAL	64.39%

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RETAIL REAL ESTATE CAPPED ETF

Performance as of October 31, 2013

The iShares Retail Real Estate Capped ETF (the “Fund”), formerly the iShares FTSE NAREIT Retail Capped Index Fund, seeks to track the investment results of an index composed of U.S. retail real estate equities, as represented by the FTSE NAREIT Retail Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was -9.44%, net of fees, while the total return for the Index was -9.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.05%	9.21%	9.53%	9.05%	9.21%	9.53%
5 Years	15.93%	15.96%	15.99%	109.37%	109.71%	109.90%
Since Inception	0.10%	0.13%	(0.34)%	0.65%	0.85%	(2.21)%

The inception date of the Fund was 5/1/07. The first day of secondary market trading was 5/4/07.

Index performance through March 1, 2009 reflects the performance of the FTSE NAREIT Retail Index. Index performance beginning on March 2, 2009 reflects the performance of the FTSE NAREIT Retail Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$905.60	$2.31	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Retail REITs	94.29%
Diversified REITs	5.71

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Simon Property Group Inc.	21.81%
General Growth Properties Inc.	7.07
Kimco Realty Corp.	5.27
Macerich Co. (The)	5.03
Cole Real Estate Investment Inc.	5.00
Realty Income Corp.	4.93
DDR Corp.	4.78
Regency Centers Corp.	4.38
Federal Realty Investment Trust	4.32
Taubman Centers Inc.	3.87

TOTAL	66.46%

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.64%

AUSTRALIA — 20.13%
BGP Holdings PLC[a,b]	539,595	$7
BWP Trust	57,080	124,320
CFS Retail Property Trust Group	179,340	351,540
Charter Hall Retail REIT	30,040	114,923
Commonwealth Property Office Fund	213,260	241,326
Dexus Property Group	404,220	415,312
Federation Centres	115,820	271,996
Goodman Group	155,300	744,130
GPT Group	142,700	498,629
Investa Office Fund	51,930	152,935
Mirvac Group	332,310	547,545
Stockland Corp. Ltd.	209,000	793,629
Westfield Group	187,780	1,923,994
Westfield Retail Trust	257,370	753,084

		6,933,370
HONG KONG — 25.33%
Agile Property Holdings Ltd.	100,000	120,598
Champion REIT	230,000	102,644
Country Garden Holdings Co. Ltd.	380,027	259,787
Hang Lung Properties Ltd.	200,000	659,095
Henderson Land Development Co. Ltd.	90,800	538,144
Hongkong Land Holdings Ltd.	110,000	677,600
Hysan Development Co. Ltd.	60,000	280,535
Kerry Properties Ltd.	60,000	260,027
Link REIT (The)	205,000	1,033,851
New World China Land Ltd.	220,400	121,101
New World Development Co. Ltd.	336,000	465,448
Shimao Property Holdings Ltd.	120,000	302,126
Shui On Land Ltd.	275,000	95,769
Sino Land Co. Ltd.	280,800	394,052
SOHO China Ltd.[c]	140,000	122,610
Sun Hung Kai Properties Ltd.	139,000	1,821,528
Swire Properties Ltd.[c]	106,000	287,113
Wharf (Holdings) Ltd. (The)	140,200	1,180,833

		8,722,861
JAPAN — 41.52%
Activia Properties Inc.	18	156,865
Advance Residence Investment Corp.	110	249,129
AEON Mall Co. Ltd.	9,990	283,988
Daiwahouse Residential Investment Corp.	30	124,452
Frontier Real Estate Investment Corp.	18	180,349

Security	Shares	Value

GLP J-Reit	160	$166,507
Hulic Co. Ltd.	27,000	428,213
Industrial & Infrastructure Fund Investment Corp.	10	92,753
Japan Excellent Inc.	20	123,942
Japan Logistics Fund Inc.	14	145,551
Japan Prime Realty Investment Corp.	70	233,310
Japan Real Estate Investment Corp.	50	573,336
Japan Retail Fund Investment Corp.	210	426,593
Kenedix Realty Investment Corp.	30	134,696
Mitsubishi Estate Co. Ltd.	114,000	3,250,005
Mitsui Fudosan Co. Ltd.	76,000	2,505,963
Mori Hills REIT Investment Corp.	20	140,455
MORI TRUST Sogo REIT Inc.[c]	20	178,167
Nippon Accommodations Fund Inc.	20	143,716
Nippon Building Fund Inc.	60	744,267
Nippon Prologis REIT Inc.	20	199,776
Nomura Real Estate Holdings Inc.	11,000	277,943
Nomura Real Estate Master Fund Inc.	150	153,807
Nomura Real Estate Office Fund Inc.	30	148,456
NTT Urban Development Corp.	10,000	127,102
ORIX JREIT Inc.	140	175,089
Premier Investment Corp.	10	40,974
Sumitomo Realty & Development Co. Ltd.	43,000	2,027,061
Tokyo Tatemono Co. Ltd.	40,000	373,866
TOKYU REIT Inc.	20	123,535
Top REIT Inc.	10	46,631
United Urban Investment Corp.	210	321,282

		14,297,779
NEW ZEALAND — 0.23%
Kiwi Income Property Trust	88,810	80,496

		80,496
SINGAPORE — 12.43%
Ascendas REIT	180,202	344,321
CapitaCommercial Trust[c]	170,000	202,161
CapitaLand Ltd.	230,000	578,546
CapitaMall Trust Management Ltd.	230,400	375,223
CapitaMalls Asia Ltd.	130,000	211,715
CDL Hospitality Trusts	50,000	67,118
City Developments Ltd.	50,000	415,205
Fortune REIT	110,000	88,817
Global Logistic Properties Ltd.	270,000	672,633
Keppel Land Ltd.	70,000	209,376
Keppel REIT Management Ltd.	130,000	126,819

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

Mapletree Commercial Trust	110,000	$111,743
Mapletree Industrial Trust	100,200	111,885
Mapletree Logistics Trust	130,240	114,978
Suntec REIT	190,000	262,708
UOL Group Ltd.	50,000	265,651
Wing Tai Holdings Ltd.	40,800	72,696
Yanlord Land Group Ltd.[c]	50,000	49,784

		4,281,379

TOTAL COMMON STOCKS
(Cost: $31,597,181)		34,315,885

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[a]	4,200	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.97%

MONEY MARKET FUNDS — 1.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	628,356	628,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	36,518	36,518
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	14,345	14,345

		679,219

TOTAL SHORT-TERM INVESTMENTS
(Cost: $679,219)		679,219

Value

TOTAL INVESTMENTS IN SECURITIES — 101.61%
(Cost: $32,276,400)	$34,995,104
Other Assets, Less Liabilities — (1.61)%	(554,401)

NET ASSETS — 100.00%	$34,440,703

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.12%

AUSTRIA — 1.18%
CA Immobilien Anlagen AG	10,231	$156,059
conwert Immobilien Invest SE	8,437	105,181

		261,240
BELGIUM — 3.30%
Aedifica	1,235	84,302
Befimmo SA	2,262	162,462
Cofinimmo SA	2,379	287,719
Intervest Offices & Warehouses	910	23,901
Leasinvest Real Estate SCA	273	27,279
Warehouses De Pauw SCA	1,495	111,155
Wereldhave Belgium NV	273	30,990

		727,808
FINLAND — 1.61%
Citycon OYJ	32,396	115,831
Sponda OYJ	33,787	175,466
Technopolis OYJ	9,516	64,685

		355,982
FRANCE — 25.34%
Affine SA	793	15,417
ANF Immobilier	1,014	30,452
Fonciere des Regions	4,745	407,499
Gecina SA	2,574	344,861
Icade	4,420	407,830
Klepierre	13,728	617,379
Mercialys	5,811	125,413
Societe de la Tour Eiffel	767	51,511
Unibail-Rodamco SE	13,689	3,591,765

		5,592,127
GERMANY — 9.74%
Alstria Office REIT AG	9,516	120,806
Deutsche Annington Immobilien SEa	5,057	132,000
Deutsche EuroShop AG	6,448	287,088
Deutsche Wohnen AG Bearer	23,764	447,777
DIC Asset AG	3,198	35,434
GAGFAH SAa	15,782	224,640
GSW Immobilien AG	7,111	330,480
Hamborner REIT AG	6,370	63,434
LEG Immobilien AGa	4,771	272,419
Prime Office REIT AGa	5,590	24,501
TAG Immobilien AG	17,420	210,774

		2,149,353

Security	Shares	Value

GREECE — 0.21%
Eurobank Properties Real Estate Investment Co.[a]	3,744	$45,911

		45,911
ITALY — 0.47%
Beni Stabili SpA	116,519	80,154
Immobiliare Grande Distribuzione SpA	19,188	22,943

		103,097
NETHERLANDS — 4.67%
Corio NV	9,191	401,532
Eurocommercial Properties NV	4,875	207,575
Nieuwe Steen Investments NV	7,774	58,657
VastNed Retail NV	2,691	124,587
Wereldhave NV	3,055	238,107

		1,030,458
NORWAY — 0.43%
Norwegian Property ASA	73,619	94,318

		94,318
SWEDEN — 6.48%
Castellum AB	23,062	354,249
Fabege AB	18,239	210,264
Fastighets AB Balder Class Ba	12,766	112,942
Hufvudstaden AB Class A	15,587	204,381
Klovern AB	11,583	51,551
Kungsleden AB	19,162	140,953
Wallenstam AB Class B	14,040	195,378
Wihlborgs Fastigheter AB	9,282	160,651

		1,430,369
SWITZERLAND — 6.53%
Allreal Holding AG Registered	1,352	186,179
Mobimo Holding AG Registered	871	182,751
PSP Swiss Property AG Registered	5,603	482,617
Swiss Prime Site AG Registered	7,748	588,662

		1,440,209
UNITED KINGDOM — 38.16%
A&J Mucklow Group PLC	6,513	49,886
Big Yellow Group PLC	18,083	135,761
British Land Co. PLC	140,530	1,404,325
Capital & Counties Properties PLC	92,183	513,615
Daejan Holdings PLC	676	45,050
Derwent London PLC	12,870	517,751
Development Securities PLC	17,381	65,483
Grainger PLC	57,993	181,219
Great Portland Estates PLC	48,360	445,194

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

Hammerson PLC	99,606	$846,543
Hansteen Holdings PLC	89,934	149,690
Helical Bar PLC	13,923	67,106
Intu Properties PLC	95,277	526,874
Land Securities Group PLC	109,590	1,740,427
LondonMetric Property PLC	82,407	170,790
Primary Health Properties PLC	13,247	68,956
Quintain Estates and Development PLC[a]	64,454	100,445
Safestore Holdings PLC	26,559	63,258
Schroder REIT Ltd.	49,894	38,877
SEGRO PLC	104,338	547,813
Shaftesbury PLC	35,243	336,331
St. Modwen Properties PLC	23,231	131,489
UNITE Group PLC	24,856	158,137
Workspace Group PLC	14,638	115,094

		8,420,114

TOTAL COMMON STOCKS
(Cost: $19,495,452)		21,650,986

INVESTMENT COMPANIES — 1.64%

UNITED KINGDOM — 1.64%
F&C Commercial Property Trust Ltd.	69,732	131,637
IRP Property Investments Ltd.	30,043	38,011
Medicx Fund Ltd.	44,862	57,660
Picton Property Income Ltd.	49,218	42,305
Standard Life Investment Property Income Trust PLC	21,281	23,249
UK Commercial Property Trust Ltd.	57,447	69,682

		362,544

TOTAL INVESTMENT COMPANIES
(Cost: $343,068)		362,544

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	6,892	6,892

		6,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,892)		6,892

Value

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $19,845,412)	$22,020,422
Other Assets, Less Liabilities — 0.21%	46,814

NET ASSETS — 100.00%	$22,067,236

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INDUSTRIAL/OFFICE REAL ESTATE CAPPED ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

DIVERSIFIED REITs — 14.27%
Chambers Street Properties[a]	41,910	$391,020
Duke Realty Corp.[a]	47,953	794,581
First Potomac Realty Trust	10,539	129,525
Gladstone Commercial Corp.[a]	2,358	44,566
Liberty Property Trust[a]	22,092	821,602
PS Business Parks Inc.	3,227	262,968

		2,444,262
INDUSTRIAL REITs — 26.48%
DCT Industrial Trust Inc.	57,420	445,005
EastGroup Properties Inc.	5,594	356,114
First Industrial Realty Trust Inc.	19,831	358,346
Monmouth Real Estate Investment Corp. Class A	6,876	63,396
Prologis Inc.	75,844	3,029,968
Rexford Industrial Realty Inc.[b]	3,240	44,129
STAG Industrial Inc.	7,714	161,300
Terreno Realty Corp.	4,257	75,689

		4,533,947
OFFICE REITs — 56.75%
Alexandria Real Estate Equities Inc.	11,740	772,257
BioMed Realty Trust Inc.	34,518	687,599
Boston Properties Inc.	23,575	2,440,012
Brandywine Realty Trust[a]	28,512	405,726
CommonWealth REIT[a]	21,127	514,865
Corporate Office Properties Trust	14,794	363,932
Douglas Emmett Inc.	23,376	582,764
Franklin Street Properties Corp.	16,014	211,385
Government Properties Income Trust	7,625	186,431
Highwoods Properties Inc.	16,372	631,959
Hudson Pacific Properties Inc.	7,854	162,499
Kilroy Realty Corp.	13,595	722,710
Mack-Cali Realty Corp.	15,929	327,500
Parkway Properties Inc.[a]	8,232	149,082
Piedmont Office Realty Trust Inc. Class A	30,245	558,928
SL Green Realty Corp.[a]	10,577	1,000,267

		9,717,916
SPECIALIZED REITs — 2.31%
Healthcare Trust of America Inc. Class A	32,059	372,526

Security	Shares	Value

Physicians Realty Trust	1,879	$23,600

		396,126

TOTAL COMMON STOCKS
(Cost: $14,438,023)		17,092,251

SHORT-TERM INVESTMENTS — 11.24%

MONEY MARKET FUNDS — 11.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	1,796,082	1,796,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	104,383	104,383
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	25,301	25,301

		1,925,766

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,925,766)		1,925,766

TOTAL INVESTMENTS IN SECURITIES — 111.05%
(Cost: $16,363,789)		19,018,017
Other Assets, Less Liabilities — (11.05)%		(1,892,499)

NET ASSETS — 100.00%		$17,125,518

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.08%

AUSTRALIA — 13.03%
BGP Holdings PLC[a,b]	6,603,392	$90
BWP Trust	846,000	1,842,574
CFS Retail Property Trust Group	2,680,410	5,254,103
Charter Hall Retail REIT	450,260	1,722,550
Commonwealth Property Office Fund	3,197,880	3,618,738
Dexus Property Group	6,047,255	6,213,196
Federation Centres	1,738,765	4,083,378
Goodman Group	2,327,440	11,152,084
GPT Group	2,134,975	7,460,127
Investa Office Fund	780,435	2,298,392
Mirvac Group	4,977,300	8,201,063
Stockland Corp. Ltd.	3,138,425	11,917,445
Westfield Group	2,821,175	28,905,755
Westfield Retail Trust	3,857,760	11,288,097

		103,957,592
AUSTRIA — 0.32%
CA Immobilien Anlagen AG	99,640	1,519,867
conwert Immobilien Invest SE	83,425	1,040,026

		2,559,893
BELGIUM — 0.92%
Aedifica	12,220	834,143
Befimmo SA	22,325	1,603,434
Cofinimmo SA	23,265	2,813,693
Intervest Offices & Warehouses	10,340	271,586
Leasinvest Real Estate SCA	3,290	328,747
Warehouses De Pauw SCA	14,570	1,083,294
Wereldhave Belgium NV	3,290	373,475

		7,308,372
CANADA — 7.85%
Allied Properties Real Estate Investment Trust	92,120	2,963,634
Artis Real Estate Investment Trust	169,905	2,349,360
Boardwalk Real Estate Investment Trust	53,580	3,047,255
Brookfield Office Properties Inc.	340,045	6,351,898
Calloway Real Estate Investment Trust	135,360	3,257,933
Canadian Apartment Properties Real Estate Investment Trust	135,830	2,804,257
Canadian Real Estate Investment Trust	92,120	3,751,581

Security	Shares	Value

Chartwell Retirement Residences	236,410	$2,430,182
Cominar Real Estate Investment Trust	167,555	3,051,129
Crombie Real Estate Investment Trust	75,905	964,416
Dundee International Real Estate Investment Trust	130,895	1,138,436
Dundee Real Estate Investment Trust	139,825	3,876,244
Extendicare Inc.	117,030	750,761
First Capital Realty Inc.	109,980	1,910,953
Granite Real Estate Investment Trust	63,450	2,203,729
H&R Real Estate Investment Trust	364,015	7,539,650
InnVest Real Estate Investment Trust	108,805	424,640
Killam Properties Inc.	69,325	731,906
Morguard Real Estate Investment Trust	47,000	766,170
Northern Property Real Estate Investment Trust	42,535	1,142,043
NorthWest Healthcare Properties Real Estate Investment Trust	42,300	447,804
Pure Industrial Real Estate Trust	174,135	773,117
RioCan Real Estate Investment Trust	406,315	9,915,824

		62,592,922
FINLAND — 0.43%
Citycon OYJ	310,905	1,111,635
Sponda OYJ	326,650	1,696,387
Technopolis OYJ[c]	94,705	643,757

		3,451,779
FRANCE — 6.77%
Affine SA	6,815	132,489
ANF Immobilier	9,870	296,409
Fonciere des Regions	45,825	3,935,431
Gecina SA	24,910	3,337,408
Icade	42,300	3,902,988
Klepierre	133,245	5,992,325
Mercialys	57,340	1,237,515
Societe de la Tour Eiffel	7,755	520,820
Unibail-Rodamco SE	132,070	34,652,967

		54,008,352
GERMANY — 2.63%
Alstria Office REIT AG	93,060	1,181,397

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

Deutsche Annington Immobilien SEa	49,115	$1,282,019
Deutsche EuroShop AG	63,215	2,814,559
Deutsche Wohnen AG Bearer	230,770	4,348,320
DIC Asset AG	31,725	351,510
GAGFAH SAa	153,220	2,180,927
GSW Immobilien AG	69,325	3,221,843
Hamborner REIT AG	69,795	695,042
LEG Immobilien AGa	46,060	2,629,978
Prime Office REIT AGa	52,405	229,693
TAG Immobilien AG	172,960	2,092,737

		21,028,025
HONG KONG — 16.67%
Agile Property Holdings Ltd.	1,880,000	2,267,237
Champion REIT[c]	3,290,000	1,468,248
Country Garden Holdings Co. Ltd.[c]	5,640,459	3,855,829
Hang Lung Properties Ltd.	3,055,000	10,067,683
Henderson Land Development Co. Ltd.	1,410,400	8,359,017
Hongkong Land Holdings Ltd.[c]	1,645,000	10,133,200
Hysan Development Co. Ltd.	940,000	4,395,045
Kerry Properties Ltd.	940,000	4,073,752
Link REIT (The)	3,172,500	15,999,478
New World China Land Ltd.[c]	3,290,200	1,807,837
New World Development Co. Ltd.	4,954,000	6,862,584
Shimao Property Holdings Ltd.[c]	1,880,000	4,733,311
Shui On Land Ltd.	3,995,066	1,391,282
Sino Land Co. Ltd.	4,230,800	5,937,161
SOHO China Ltd.[c]	1,997,797	1,749,639
Sun Hung Kai Properties Ltd.	2,115,000	27,716,060
Swire Properties Ltd.	1,598,000	4,328,361
Wharf (Holdings) Ltd. (The)	2,115,900	17,821,150

		132,966,874
ISRAEL — 0.20%
Azrieli Group Ltd.	48,880	1,575,094

		1,575,094
ITALY — 0.13%
Beni Stabili SpA	1,139,280	783,718
Immobiliare Grande Distribuzione SpA	191,525	229,003

		1,012,721
JAPAN — 26.86%
Activia Properties Inc.	235	2,047,956
Advance Residence Investment Corp.	1,645	3,725,604

Security	Shares	Value

AEON Mall Co. Ltd.	153,900	$4,374,958
Daiwahouse Residential Investment Corp.[c]	470	1,949,750
Frontier Real Estate Investment Corp.	235	2,354,551
GLP J-Reit	2,350	2,445,571
Hulic Co. Ltd.	399,500	6,335,970
Industrial & Infrastructure Fund Investment Corp.	235	2,179,696
Japan Excellent Inc.	235	1,456,325
Japan Logistics Fund Inc.	235	2,443,176
Japan Prime Realty Investment Corp.	1,175	3,916,268
Japan Real Estate Investment Corp.	785	9,001,376
Japan Retail Fund Investment Corp.	3,055	6,205,907
Kenedix Realty Investment Corp.	470	2,110,233
Mitsubishi Estate Co. Ltd.	1,719,000	49,006,656
Mitsui Fudosan Co. Ltd.	1,175,000	38,743,502
Mori Hills REIT Investment Corp.	235	1,650,342
MORI TRUST Sogo REIT Inc.[c]	235	2,093,467
Nippon Accommodations Fund Inc.	235	1,688,666
Nippon Building Fund Inc.	940	11,660,177
Nippon Prologis REIT Inc.	235	2,347,365
Nomura Real Estate Holdings Inc.	164,500	4,156,513
Nomura Real Estate Master Fund Inc.	2,350	2,409,642
Nomura Real Estate Office Fund Inc.	470	2,325,808
NTT Urban Development Corp.	164,500	2,090,832
ORIX JREIT Inc.	2,115	2,645,097
Premier Investment Corp.	235	962,899
Sumitomo Realty & Development Co. Ltd.	636,000	29,981,653
Tokyo Tatemono Co. Ltd.	470,000	4,392,926
TOKYU REIT Inc.	235	1,451,534
Top REIT Inc.	235	1,095,836
United Urban Investment Corp.	3,290	5,033,422

		214,283,678
NETHERLANDS — 1.25%
Corio NV	88,595	3,870,494
Eurocommercial Properties NV	47,000	2,001,237
Nieuwe Steen Investments NV	73,555	554,989
VastNed Retail NV	26,085	1,207,677
Wereldhave NV	29,610	2,307,806

		9,942,203

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

NEW ZEALAND — 0.16%
Kiwi Income Property Trust	1,428,330	$1,294,619

		1,294,619
NORWAY — 0.11%
Norwegian Property ASA	722,390	925,495

		925,495
SINGAPORE — 8.03%
Ascendas REIT	2,585,402	4,940,059
CapitaCommercial Trust[c]	2,585,000	3,074,031
CapitaLand Ltd.	3,525,000	8,866,852
CapitaMall Trust Management Ltd.	3,525,400	5,741,370
CapitaMalls Asia Ltd.	1,880,000	3,061,716
CDL Hospitality Trusts	705,000	946,366
City Developments Ltd.[c]	705,000	5,854,396
Fortune REIT[c]	1,645,000	1,328,213
Global Logistic Properties Ltd.	4,230,000	10,537,913
Keppel Land Ltd.[c]	1,175,000	3,514,532
Keppel REIT Management Ltd.[c]	1,920,000	1,873,020
Mapletree Commercial Trust	1,645,000	1,671,061
Mapletree Industrial Trust[c]	1,645,800	1,837,734
Mapletree Logistics Trust	1,880,210	1,659,878
Suntec REIT	2,820,000	3,899,141
UOL Group Ltd.	705,000	3,745,677
Wing Tai Holdings Ltd.	470,000	837,425
Yanlord Land Group Ltd.[c]	705,000	701,959

		64,091,343
SWEDEN — 1.72%
Castellum AB	221,840	3,407,623
Fabege AB	174,370	2,010,184
Fastighets AB Balder Class Ba	124,080	1,097,748
Hufvudstaden AB Class A	146,170	1,916,617
Klovern AB	109,510	487,384
Kungsleden AB	183,770	1,351,782
Wallenstam AB Class B	133,245	1,854,214
Wihlborgs Fastigheter AB	90,475	1,565,928

		13,691,480
SWITZERLAND — 1.75%
Allreal Holding AG Registered	12,690	1,747,494
Mobimo Holding AG Registered	8,695	1,824,361
PSP Swiss Property AG Registered	54,285	4,675,866
Swiss Prime Site AG Registered	74,965	5,695,535

		13,943,256
UNITED KINGDOM — 10.25%
A&J Mucklow Group PLC	64,860	496,793

Security	Shares	Value

Big Yellow Group PLC	173,195	$1,300,287
British Land Co. PLC	1,357,830	13,568,876
Capital & Counties Properties PLC	902,165	5,026,586
Daejan Holdings PLC	6,815	454,164
Derwent London PLC	125,490	5,048,374
Development Securities PLC	168,025	633,031
Grainger PLC	556,010	1,737,442
Great Portland Estates PLC	471,880	4,344,045
Hammerson PLC	965,850	8,208,682
Hansteen Holdings PLC	879,840	1,464,440
Helical Bar PLC	139,120	670,531
Intu Properties PLC	922,140	5,099,362
Land Securities Group PLC	1,059,615	16,828,014
LondonMetric Property PLC	799,470	1,656,914
Primary Health Properties PLC	122,200	636,098
Quintain Estates and Development PLC[a]	634,265	988,441
Safestore Holdings PLC	265,080	631,364
Schroder REIT Ltd.	523,110	407,608
SEGRO PLC	1,013,320	5,320,308
Shaftesbury PLC	343,805	3,281,004
St. Modwen Properties PLC	223,250	1,263,607
UNITE Group PLC	237,585	1,511,549
Workspace Group PLC	147,110	1,156,683

		81,734,203

TOTAL COMMON STOCKS
(Cost: $744,420,067)		790,367,901

INVESTMENT COMPANIES — 0.44%

UNITED KINGDOM — 0.44%
F&C Commercial Property Trust Ltd.	687,375	1,297,597
IRP Property Investments Ltd.	234,765	297,024
Medicx Fund Ltd.	429,291	551,760
Picton Property Income Ltd.	496,555	426,805
Standard Life Investment Property Income Trust PLC	207,035	226,183
UK Commercial Property Trust Ltd.	566,350	686,973

		3,486,342

TOTAL INVESTMENT COMPANIES
(Cost: $3,186,072)		3,486,342

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

RIGHTS — 0.00%

HONG KONG — 0.00%
New Hotel[a]	57,463	$—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.33%

MONEY MARKET FUNDS — 1.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[d,e,f]	9,754,375	9,754,375
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	566,895	566,895
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	278,589	278,589

		10,599,859

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,599,859)		10,599,859

TOTAL INVESTMENTS IN SECURITIES — 100.85%
(Cost: $758,205,998)		804,454,102
Other Assets, Less Liabilities — (0.85)%		(6,780,230)

NET ASSETS — 100.00%		$797,673,872

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%
DIVERSIFIED REITs — 0.97%
RAIT Financial Trust[a]	1,324,987	$10,003,652

		10,003,652
MORTGAGE REITs — 98.97%
AG Mortgage Investment Trust Inc.	512,478	8,373,891
American Capital Agency Corp.	6,495,969	141,092,447
American Capital Mortgage Investment Corp.	1,091,593	20,860,342
Annaly Capital Management Inc.	15,422,810	181,834,930
Anworth Mortgage Asset Corp.	2,711,567	13,313,794
Apollo Commercial Real Estate Finance Inc.	733,102	11,810,273
Apollo Residential Mortgage Inc.	613,578	9,240,485
Arbor Realty Trust Inc.	784,268	5,215,382
Ares Commercial Real Estate Corp.	500,525	6,221,526
ARMOUR Residential REIT Inc.[a]	7,071,192	29,133,311
Capstead Mortgage Corp.	1,797,727	21,267,111
Chimera Investment Corp.	15,878,545	48,111,991
Colony Financial Inc.	1,234,727	24,978,527
CYS Investments Inc.	3,265,649	27,725,360
Dynex Capital Inc.	1,054,494	9,110,828
Five Oaks Investment Corp.	92,163	1,094,896
Hannon Armstrong Sustainable Infrastructure Capital Inc.	276,257	3,384,148
Hatteras Financial Corp.	1,902,257	34,621,077
Invesco Mortgage Capital Inc.	2,601,036	40,186,006
iStar Financial Inc.[a,b]	1,611,567	20,354,091
MFA Financial Inc.	6,498,111	48,151,003
New Residential Investment Corp.	4,808,478	31,784,040
New York Mortgage Trust Inc.[a]	1,215,197	7,801,565
Newcastle Investment Corp.	5,301,167	30,428,699
NorthStar Realty Finance Corp.[a]	4,442,610	41,449,551
PennyMac Mortgage Investment Trust[c]	965,218	22,267,579
Redwood Trust Inc.[a]	1,284,431	22,503,231
Resource Capital Corp.	2,305,881	14,181,168
Starwood Property Trust Inc.	3,186,348	81,857,280
Two Harbors Investment Corp.	5,746,368	53,613,614

Security	Shares	Value

Western Asset Mortgage Capital Corp.[a]	365,483	$5,887,931
ZAIS Financial Corp.	119,510	2,079,474

		1,019,935,551

TOTAL COMMON STOCKS
(Cost: $1,189,896,448)		1,029,939,203

SHORT-TERM INVESTMENTS — 6.20%

MONEY MARKET FUNDS — 6.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	59,155,106	59,155,106
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c],d,e	3,437,915	3,437,915
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,334,668	1,334,668

		63,927,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,927,689)		63,927,689

TOTAL INVESTMENTS IN SECURITIES — 106.14%
(Cost: $1,253,824,137)		1,093,866,892
Other Assets, Less Liabilities — (6.14)%		(63,332,212)

NET ASSETS — 100.00%		$1,030,534,680

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICA REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.75%

CANADA — 8.21%
Allied Properties Real Estate Investment Trust	3,540	$113,887
Artis Real Estate Investment Trust	6,600	91,261
Boardwalk Real Estate Investment Trust	2,064	117,386
Brookfield Office Properties Inc.	13,176	246,122
Calloway Real Estate Investment Trust	5,304	127,660
Canadian Apartment Properties Real Estate Investment Trust	5,292	109,255
Canadian Real Estate Investment Trust	3,552	144,655
Chartwell Retirement Residences	9,036	92,886
Cominar Real Estate Investment Trust	6,516	118,654
Crombie Real Estate Investment Trust	2,844	36,135
Dundee International Real Estate Investment Trust	4,968	43,208
Dundee Real Estate Investment Trust	5,436	150,697
Extendicare Inc.	4,596	29,484
First Capital Realty Inc.	4,320	75,062
Granite Real Estate Investment Trust	2,472	85,857
H&R Real Estate Investment Trust	14,028	290,555
InnVest Real Estate Investment Trust	4,512	17,609
Killam Properties Inc.	2,676	28,252
Morguard Real Estate Investment Trust	1,860	30,321
Northern Property Real Estate Investment Trust	1,668	44,785
NorthWest Healthcare Properties Real Estate Investment Trust	1,620	17,150
Pure Industrial Real Estate Trust	7,236	32,126
RioCan Real Estate Investment Trust	15,756	384,514

		2,427,521
UNITED STATES — 91.54%
Acadia Realty Trust[a]	2,892	77,130
Agree Realty Corp.	684	21,594
Alexander’s Inc.	108	34,750
Alexandria Real Estate Equities Inc.	3,756	247,070
American Assets Trust Inc.	1,812	60,321
American Campus Communities Inc.	5,508	190,356
American Homes 4 Rent[b]	2,484	38,452

Security	Shares	Value

American Realty Capital Properties Inc.	9,696	$128,666
Apartment Investment and Management Co. Class A	7,668	214,551
Ashford Hospitality Trust Inc.	3,336	43,568
Associated Estates Realty Corp.	2,640	40,498
AvalonBay Communities Inc.	6,780	847,839
BioMed Realty Trust Inc.	10,104	201,272
Boston Properties Inc.	7,956	823,446
Brandywine Realty Trust	8,280	117,824
BRE Properties Inc. Class A	4,020	219,532
Camden Property Trust	4,440	285,048
Campus Crest Communities Inc.	3,456	34,595
CapLease Inc.	4,716	40,086
CBL & Associates Properties Inc.	8,928	176,864
Cedar Realty Trust Inc.	3,816	21,789
Chambers Street Properties	12,444	116,102
Chesapeake Lodging Trust	2,556	60,245
Cole Real Estate Investment Inc.	24,672	350,342
CommonWealth REIT	6,192	150,899
Corporate Office Properties Trust	4,332	106,567
Cousins Properties Inc.	9,300	105,369
CubeSmart	7,116	130,009
DCT Industrial Trust Inc.	16,656	129,084
DDR Corp.	15,984	270,929
DiamondRock Hospitality Co.	10,332	117,681
Digital Realty Trust Inc.[a]	6,720	320,275
Douglas Emmett Inc.	6,960	173,513
Duke Realty Corp.	17,088	283,148
DuPont Fabros Technology Inc.[a]	3,396	84,391
EastGroup Properties Inc.[a]	1,608	102,365
Education Realty Trust Inc.	6,012	54,950
Empire State Realty Trust Inc.[b]	3,756	53,147
EPR Properties	2,472	126,987
Equity Lifestyle Properties, Inc.	3,948	149,984
Equity One Inc.	3,132	75,513
Equity Residential	18,672	977,666
Essex Property Trust Inc.	1,992	320,712
Excel Trust Inc.	2,424	29,282
Extra Space Storage Inc.	5,484	252,209
Federal Realty Investment Trust	3,456	358,042
FelCor Lodging Trust Inc.[b]	6,516	43,788
First Industrial Realty Trust Inc.	5,820	105,167
First Potomac Realty Trust	3,060	37,607
Forest City Enterprises Inc. Class Ab	7,716	156,326

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

October 31, 2013

Security	Shares	Value

Franklin Street Properties Corp.	4,656	$61,459
General Growth Properties Inc.	28,944	614,481
Getty Realty Corp.	1,332	25,548
Glimcher Realty Trust	7,656	78,474
Government Properties Income Trust	2,868	70,123
HCP Inc.[a]	23,724	984,546
Health Care REIT Inc.	14,916	967,303
Healthcare Realty Trust Inc.	5,040	121,010
Hersha Hospitality Trust	9,168	51,983
Highwoods Properties Inc.[a]	4,752	183,427
Home Properties Inc.	2,988	180,206
Hospitality Properties Trust	7,344	215,767
Host Hotels & Resorts Inc.	39,084	725,008
Hudson Pacific Properties Inc.	2,268	46,925
Inland Real Estate Corp.	4,524	48,362
Investors Real Estate Trust	5,508	47,479
Kilroy Realty Corp.	3,984	211,789
Kimco Realty Corp.	21,300	457,524
Kite Realty Group Trust	4,824	30,874
LaSalle Hotel Properties	5,028	156,119
Lexington Realty Trust	11,436	133,801
Liberty Property Trust[a]	7,524	279,818
LTC Properties Inc.	1,848	72,904
Macerich Co. (The)	7,392	437,680
Mack-Cali Realty Corp.	4,620	94,987
Medical Properties Trust Inc.[a]	8,520	111,101
Mid-America Apartment Communities Inc.	3,912	259,757
National Health Investors Inc.	1,296	81,026
National Retail Properties Inc.[a]	6,360	218,784
Omega Healthcare Investors Inc.[a]	6,108	203,030
Parkway Properties Inc.	2,328	42,160
Pebblebrook Hotel Trust	3,240	97,848
Pennsylvania Real Estate Investment Trust	3,481	63,111
Piedmont Office Realty Trust Inc. Class Aa	8,748	161,663
Post Properties Inc.	2,844	130,085
Prologis Inc.	26,124	1,043,654
PS Business Parks Inc.	948	77,253
Public Storage	7,500	1,252,275
Ramco-Gershenson Properties Trust	3,240	52,682
Realty Income Corp.	10,272	427,829
Regency Centers Corp.	4,824	249,208
Retail Opportunity Investments Corp.	3,744	55,411
RLJ Lodging Trust	6,420	162,169

Security	Shares	Value

Rouse Properties Inc.[a]	1,212	$24,507
Sabra Healthcare REIT Inc.	1,968	52,939
Saul Centers Inc.[a]	672	31,584
Select Income REIT	1,452	40,003
Senior Housing Properties Trust	9,876	243,345
Silver Bay Realty Trust Corp.	1,980	30,611
Simon Property Group Inc.	16,092	2,487,019
SL Green Realty Corp.	4,046	382,630
Sovran Self Storage Inc.[a]	1,656	126,667
Spirit Realty Capital Inc.	18,696	195,560
STAG Industrial Inc.	2,256	47,173
Strategic Hotels & Resorts Inc.[a,b]	8,856	77,047
Sun Communities Inc.[a]	1,824	81,296
Sunstone Hotel Investors Inc.[a]	8,604	114,003
Tanger Factory Outlet Centers Inc.	4,944	172,298
Taubman Centers Inc.	3,336	219,475
UDR Inc.	13,152	326,301
Universal Health Realty Income Trust	532	23,365
Urstadt Biddle Properties Inc. Class A	963	19,010
Ventas Inc.	15,408	1,005,218
Vornado Realty Trust	8,784	782,303
Washington Real Estate Investment Trust[a]	3,468	90,896
Weingarten Realty Investors[a]	5,724	181,622
Winthrop Realty Trust	1,584	18,644
WP Carey Inc.	3,036	202,228

		27,069,937

TOTAL COMMON STOCKS
(Cost: $28,267,114)		29,497,458

SHORT-TERM INVESTMENTS — 9.58%

MONEY MARKET FUNDS — 9.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	2,654,611	2,654,611
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	154,278	154,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	23,452	23,452

		2,832,341

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,832,341)		2,832,341

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 109.33%
(Cost: $31,099,455)	$32,329,799
Other Assets, Less Liabilities — (9.33)%	(2,759,965)

NET ASSETS — 100.00%	$29,569,834

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® REAL ESTATE 50 ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

DIVERSIFIED REITs — 6.15%
Duke Realty Corp.	53,241	$882,203
Liberty Property Trust	23,402	870,320
Vornado Realty Trust	27,459	2,445,499
WP Carey Inc.	9,497	632,595

		4,830,617
INDUSTRIAL REITs — 4.15%
Prologis Inc.	81,659	3,262,277

		3,262,277
MORTGAGE REITs — 5.34%
American Capital Agency Corp.	64,981	1,411,387
Annaly Capital Management Inc.[a]	155,258	1,830,492
MFA Financial Inc.	56,374	417,732
Two Harbors Investment Corp.	57,525	536,708

		4,196,319
OFFICE REITs — 10.30%
Alexandria Real Estate Equities Inc.	11,704	769,889
BioMed Realty Trust Inc.	31,525	627,978
Boston Properties Inc.	24,854	2,572,389
Digital Realty Trust Inc.[a]	21,060	1,003,720
Douglas Emmett Inc.	21,738	541,928
Kilroy Realty Corp.	12,372	657,696
Piedmont Office Realty Trust Inc. Class A	27,305	504,596
SL Green Realty Corp.	14,958	1,414,578

		8,092,774
RESIDENTIAL REITs — 14.16%
American Campus Communities Inc.	17,164	593,188
Apartment Investment and Management Co. Class A	23,860	667,603
AvalonBay Communities Inc.	21,205	2,651,685
BRE Properties Inc. Class A	12,576	686,775
Camden Property Trust	13,895	892,059
Equity Residential	58,413	3,058,505
Essex Property Trust Inc.	6,222	1,001,742
Home Properties Inc.	9,325	562,391
UDR Inc.	40,966	1,016,366

		11,130,314
RETAIL REITs — 24.24%
CBL & Associates Properties Inc.	27,875	552,204
DDR Corp.	50,059	848,500
Federal Realty Investment Trust	10,777	1,116,497

Security	Shares	Value

General Growth Properties Inc.	90,331	$1,917,727
Kimco Realty Corp.	66,519	1,428,828
Macerich Co. (The)	23,038	1,364,080
National Retail Properties Inc.[a]	19,868	683,459
Realty Income Corp.	32,036	1,334,300
Regency Centers Corp.	15,011	775,468
Simon Property Group Inc.	50,331	7,778,656
Taubman Centers Inc.	10,437	686,650
Weingarten Realty Investors[a]	17,843	566,159

		19,052,528
SPECIALIZED REITs — 35.49%
American Tower Corp.	65,007	5,158,305
Extra Space Storage Inc.	17,091	786,015
HCP Inc.	74,228	3,080,462
Health Care REIT Inc.[a]	46,619	3,023,242
Hospitality Properties Trust	22,902	672,861
Host Hotels & Resorts Inc.	122,062	2,264,250
Plum Creek Timber Co. Inc.	26,693	1,211,862
Public Storage	23,429	3,911,940
Rayonier Inc.	20,695	973,079
Senior Housing Properties Trust	30,817	759,331
Ventas Inc.	48,223	3,146,069
Weyerhaeuser Co.	95,435	2,901,224

		27,888,640

TOTAL COMMON STOCKS
(Cost: $74,207,670)		78,453,469

SHORT-TERM INVESTMENTS — 7.76%

MONEY MARKET FUNDS — 7.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	5,562,907	5,562,907
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	323,299	323,299
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	209,401	209,401

		6,095,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,095,607)		6,095,607

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® REAL ESTATE 50 ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 107.59%
(Cost: $80,303,277)	$84,549,076
Other Assets, Less Liabilities — (7.59)%	(5,961,439)

NET ASSETS — 100.00%	$78,587,637

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.76%

RESIDENTIAL REITs — 44.99%
American Campus Communities Inc.	206,126	$7,123,715
Apartment Investment and Management Co. Class Aa	286,722	8,022,482
Associated Estates Realty Corp.	99,225	1,522,112
AvalonBay Communities Inc.	96,820	12,107,341
BRE Properties Inc. Class A	151,094	8,251,243
Camden Property Trust	167,131	10,729,810
Campus Crest Communities Inc.	127,247	1,273,742
Education Realty Trust Inc.	226,180	2,067,285
Equity Lifestyle Properties, Inc.	148,113	5,626,813
Equity Residential[a]	463,532	24,270,536
Essex Property Trust Inc.[a]	74,856	12,051,816
Home Properties Inc.[a]	111,982	6,753,634
Mid-America Apartment Communities Inc.	146,680	9,739,552
Post Properties Inc.	106,765	4,883,431
Sun Communities Inc.[a]	67,840	3,023,629
UDR Inc.[a]	492,905	12,228,973
UMH Properties Inc.	28,764	289,366

		129,965,480
SPECIALIZED REITs — 54.77%
Aviv REIT Inc.	20,553	522,046
CubeSmart[a]	266,188	4,863,255
Extra Space Storage Inc.	205,513	9,451,543
HCP Inc.	589,034	24,444,911
Health Care REIT Inc.	369,943	23,990,804
Healthcare Realty Trust Inc.[a]	188,844	4,534,144
LTC Properties Inc.	68,505	2,702,522
Medical Properties Trust Inc.	318,297	4,150,593
National Health Investors Inc.	48,144	3,009,963
Omega Healthcare Investors Inc.[a]	228,824	7,606,110
Public Storage	185,921	31,043,229
Sabra Healthcare REIT Inc.	73,488	1,976,827
Senior Housing Properties Trust	370,466	9,128,282
Sovran Self Storage Inc.	61,869	4,732,360
Universal Health Realty Income Trust	24,944	1,095,541
Ventas Inc.	382,685	24,966,369

		158,218,499

TOTAL COMMON STOCKS (Cost: $275,756,900)		288,183,979

Security	Shares	Value

SHORT-TERM INVESTMENTS — 13.53%

MONEY MARKET FUNDS — 13.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	36,792,553	$36,792,553
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	2,138,272	2,138,272
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	154,570	154,570

		39,085,395

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,085,395)		39,085,395

TOTAL INVESTMENTS IN SECURITIES — 113.29% (Cost: $314,842,295)		327,269,374
Other Assets, Less Liabilities — (13.29)%		(38,397,408)

NET ASSETS — 100.00%		$288,871,966

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RETAIL REAL ESTATE CAPPED ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

DIVERSIFIED REITs — 5.70%
American Realty Capital Properties Inc.	21,975	$291,608
Spirit Realty Capital Inc.	42,214	441,559

		733,167
RETAIL REITs — 94.15%
Acadia Realty Trust	6,536	174,315
Agree Realty Corp.	1,576	49,754
Alexander’s Inc.[a]	241	77,544
CBL & Associates Properties Inc.	20,184	399,845
Cedar Realty Trust Inc.	8,524	48,672
Cole Real Estate Investment Inc.	45,223	642,167
DDR Corp.[a]	36,268	614,743
Equity One Inc.	7,028	169,445
Excel Trust Inc.	5,420	65,474
Federal Realty Investment Trust	5,357	554,985
General Growth Properties Inc.	42,786	908,347
Getty Realty Corp.	2,988	57,310
Glimcher Realty Trust	17,210	176,402
Inland Real Estate Corp.	10,158	108,589
Kimco Realty Corp.	31,506	676,749
Kite Realty Group Trust	11,031	70,598
Macerich Co. (The)	10,911	646,040
National Retail Properties Inc.[a]	14,395	495,188
Pennsylvania Real Estate Investment Trust	7,762	140,725
Ramco-Gershenson Properties Trust	7,165	116,503
Realty Income Corp.	15,214	633,663
Regency Centers Corp.	10,881	562,112
Retail Opportunity Investments Corp.	8,527	126,200
Retail Properties of America Inc. Class A	22,307	319,213
Rouse Properties Inc.[a]	2,722	55,039
Saul Centers Inc.[a]	1,539	72,333
Simon Property Group Inc.	18,133	2,802,455
Tanger Factory Outlet Centers Inc.	11,158	388,856
Taubman Centers Inc.	7,564	497,636
Urstadt Biddle Properties Inc. Class A	2,772	54,719
Weingarten Realty Investors[a]	12,912	409,698

		12,115,319

TOTAL COMMON STOCKS (Cost: $12,142,770)		12,848,486

Security	Shares	Value

SHORT-TERM INVESTMENTS — 11.01%

MONEY MARKET FUNDS — 11.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	1,316,713	$1,316,713
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	76,523	76,523
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	23,666	23,666

		1,416,902

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,416,902)		1,416,902

TOTAL INVESTMENTS IN SECURITIES — 110.86% (Cost: $13,559,672)		14,265,388
Other Assets, Less Liabilities — (10.86)%		(1,397,093)

NET ASSETS — 100.00%		$12,868,295

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2013

	iShares Asia Developed Real Estate ETF	iShares Europe Developed Real Estate ETF	iShares Industrial/Office Real Estate Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$31,597,181	$19,838,520	$14,438,023
Affiliated (Note 2)	679,219	6,892	1,925,766

Total cost of investments	$32,276,400	$19,845,412	$16,363,789

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$34,315,885	$22,013,530	$17,092,251
Affiliated (Note 2)	679,219	6,892	1,925,766

Total fair value of investments	34,995,104	22,020,422	19,018,017
Foreign currency, at value[b]	29,317	19,951	—
Receivables:
Investment securities sold	—	59,083	—
Dividends and interest	95,221	36,265	14,742

Total Assets	35,119,642	22,135,721	19,032,759

LIABILITIES
Payables:
Investment securities purchased	—	59,635	—
Collateral for securities on loan (Note 5)	664,874	—	1,900,465
Investment advisory fees (Note 2)	14,065	8,850	6,776

Total Liabilities	678,939	68,485	1,907,241

NET ASSETS	$34,440,703	$22,067,236	$17,125,518

Net assets consist of:
Paid-in capital	$37,873,435	$22,341,327	$16,177,248
Distributions in excess of net investment income	(1,282,095)	(67,373)	(55,729)
Accumulated net realized loss	(4,869,637)	(2,381,822)	(1,650,229)
Net unrealized appreciation	2,719,000	2,175,104	2,654,228

NET ASSETS	$34,440,703	$22,067,236	$17,125,518

Shares outstanding[c]	1,000,000	650,000	550,000

Net asset value per share	$34.44	$33.95	$31.14

[a]	Securities on loan with values of $627,414, $ — and $1,856,890, respectively. See Note 5.
[b]	Cost of foreign currency: $29,175, $19,942 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares International Developed Real Estate ETF	iShares Mortgage Real Estate Capped ETF	iShares North America Real Estate ETF

ASSETS
Investments, at cost:
Unaffiliated	$747,606,139	$1,169,654,409	$28,267,114
Affiliated (Note 2)	10,599,859	84,169,728	2,832,341

Total cost of investments	$758,205,998	$1,253,824,137	$31,099,455

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$793,854,243	$1,007,671,624	$29,497,458
Affiliated (Note 2)	10,599,859	86,195,268	2,832,341

Total fair value of investments	804,454,102	1,093,866,892	32,329,799
Foreign currency, at value[b]	1,566,997	—	15,108
Receivables:
Dividends and interest	1,866,560	26,415	45,753
Capital shares sold	965,128	180,680	—

Total Assets	808,852,787	1,094,073,987	32,390,660

LIABILITIES
Payables:
Investment securities purchased	556,501	—	—
Collateral for securities on loan (Note 5)	10,321,270	62,593,021	2,808,889
Capital shares redeemed	—	516,313	—
Investment advisory fees (Note 2)	301,144	429,973	11,937

Total Liabilities	11,178,915	63,539,307	2,820,826

NET ASSETS	$797,673,872	$1,030,534,680	$29,569,834

Net assets consist of:
Paid-in capital	$671,530,231	$1,273,147,483	$29,551,220
Undistributed (distributions in excess of) net investment income	(58,597,294)	3,152,485	(124,005)
Undistributed net realized gain (accumulated net realized loss)	138,487,125	(85,808,043)	(1,087,617)
Net unrealized appreciation (depreciation)	46,253,810	(159,957,245)	1,230,236

NET ASSETS	$797,673,872	$1,030,534,680	$29,569,834

Shares outstanding[c]	23,500,000	85,600,000	600,000

Net asset value per share	$33.94	$12.04	$49.28

[a]	Securities on loan with values of $9,716,725, $60,714,716 and $2,741,676, respectively. See Note 5.
[b]	Cost of foreign currency: $1,569,335, $ — and $15,229, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2013

	iShares Real Estate 50 ETF	iShares Residential Real Estate Capped ETF	iShares Retail Real Estate Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$74,207,670	$275,756,900	$12,142,770
Affiliated (Note 2)	6,095,607	39,085,395	1,416,902

Total cost of investments	$80,303,277	$314,842,295	$13,559,672

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$78,453,469	$288,183,979	$12,848,486
Affiliated (Note 2)	6,095,607	39,085,395	1,416,902

Total fair value of investments	84,549,076	327,269,374	14,265,388
Receivables:
Dividends and interest	97,992	651,847	14,489

Total Assets	84,647,068	327,921,221	14,279,877

LIABILITIES
Payables:
Investment securities purchased	141,270	—	13,216
Collateral for securities on loan (Note 5)	5,886,206	38,930,825	1,393,236
Investment advisory fees (Note 2)	31,955	118,430	5,130

Total Liabilities	6,059,431	39,049,255	1,411,582

NET ASSETS	$78,587,637	$288,871,966	$12,868,295

Net assets consist of:
Paid-in capital	$76,809,518	$276,393,718	$13,217,982
Distributions in excess of net investment income	(275,629)	(920,650)	(51,066)
Undistributed net realized gain (accumulated net realized loss)	(2,192,051)	971,819	(1,004,337)
Net unrealized appreciation	4,245,799	12,427,079	705,716

NET ASSETS	$78,587,637	$288,871,966	$12,868,295

Shares outstanding[b]	1,950,000	5,800,000	350,000

Net asset value per share	$40.30	$49.81	$36.77

[a]	Securities on loan with values of $5,750,089, $37,957,950 and $1,357,455, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares Asia Developed Real Estate ETF	iShares Europe Developed Real Estate ETF	iShares Industrial/Office Real Estate Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$532,532	$275,163	$163,898
Interest — affiliated (Note 2)	1	—	—
Securities lending income — affiliated (Note 2)	1,912	55	1,261

Total investment income	534,445	275,218	165,159

EXPENSES
Investment advisory fees (Note 2)	89,151	42,194	33,026

Total expenses	89,151	42,194	33,026

Net investment income	445,294	233,024	132,133

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(418,708)	(189,525)	(106,940)
In-kind redemptions — unaffiliated	924,838	—	—
Foreign currency transactions	(10,888)	1,224	—

Net realized gain (loss)	495,242	(188,301)	(106,940)

Net change in unrealized appreciation/depreciation on:
Investments	(5,379,742)	1,727,253	(558,740)
Translation of assets and liabilities in foreign currencies	3,478	(1,965)	—

Net change in unrealized appreciation/depreciation	(5,376,264)	1,725,288	(558,740)

Net realized and unrealized gain (loss)	(4,881,022)	1,536,987	(665,680)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,435,728)	$1,770,011	$(533,547)

[a]	Net of foreign withholding tax of $29,472, $38,310 and $ —, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares International Developed Real Estate ETF	iShares Mortgage Real Estate Capped ETF	iShares North America Real Estate ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$16,804,564	$82,065,523	$444,295
Dividends — affiliated (Note 2)	—	1,100,349	—
Interest — affiliated (Note 2)	7	118	—
Securities lending income — affiliated (Note 2)	40,445	93,747	2,048

Total investment income	16,845,016	83,259,737	446,343

EXPENSES
Investment advisory fees (Note 2)	2,441,375	2,537,264	70,824

Total expenses	2,441,375	2,537,264	70,824

Net investment income	14,403,641	80,722,473	375,519

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,802,774)	(54,340,813)	(253,544)
In-kind redemptions — unaffiliated	209,676,270	10,706,639	164,976
Foreign currency transactions	(149,401)	—	(249)

Net realized gain (loss)	200,724,095	(43,634,174)	(88,817)

Net change in unrealized appreciation/depreciation on:
Investments	(412,719,695)	(259,816,955)	(2,435,267)
Translation of assets and liabilities in foreign currencies	(27,795)	—	(305)

Net change in unrealized appreciation/depreciation	(412,747,490)	(259,816,955)	(2,435,572)

Net realized and unrealized loss	(212,023,395)	(303,451,129)	(2,524,389)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(197,619,754)	$(222,728,656)	$(2,148,870)

[a]	Net of foreign withholding tax of $1,610,120, $ — and $10,110, respectively.

See notes to financial statements.

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares Real Estate 50 ETF	iShares Residential Real Estate Capped ETF	iShares Retail Real Estate Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$1,478,169	$5,341,565	$204,454
Interest — affiliated (Note 2)	1	4	—
Securities lending income — affiliated (Note 2)	6,825	30,435	1,375

Total investment income	1,484,995	5,372,004	205,829

EXPENSES
Investment advisory fees (Note 2)	214,375	811,686	39,270

Total expenses	214,375	811,686	39,270

Net investment income	1,270,620	4,560,318	166,559

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(625,430)	(1,994,670)	(85,320)
In-kind redemptions — unaffiliated	2,544,947	7,674,349	249,878

Net realized gain	1,919,517	5,679,679	164,558

Net change in unrealized appreciation/depreciation	(13,040,916)	(41,053,935)	(2,550,127)

Net realized and unrealized loss	(11,121,399)	(35,374,256)	(2,385,569)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,850,779)	$(30,813,938)	$(2,219,010)

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Asia Developed Real Estate ETF		iShares Europe Developed Real Estate ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$445,294	$825,694	$233,024	$507,318
Net realized gain (loss)	495,242	702,897	(188,301)	(327,663)
Net change in unrealized appreciation/depreciation	(5,376,264)	9,193,154	1,725,288	2,768,326

Net increase (decrease) in net assets resulting from operations	(4,435,728)	10,721,745	1,770,011	2,947,981

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(739,609)	(1,968,469)	(407,546)	(638,535)

Total distributions to shareholders	(739,609)	(1,968,469)	(407,546)	(638,535)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	23,196,818	4,520,777	2,794,611
Cost of shares redeemed	(6,326,358)	(12,066,850)	—	(1,375,490)

Net increase (decrease) in net assets from capital share transactions	(6,326,358)	11,129,968	4,520,777	1,419,121

INCREASE (DECREASE) IN NET ASSETS	(11,501,695)	19,883,244	5,883,242	3,728,567

NET ASSETS
Beginning of period	45,942,398	26,059,154	16,183,994	12,455,427

End of period	$34,440,703	$45,942,398	$22,067,236	$16,183,994

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,282,095)	$(987,780)	$(67,373)	$107,149

SHARES ISSUED AND REDEEMED
Shares sold	—	700,000	150,000	100,000
Shares redeemed	(200,000)	(400,000)	—	(50,000)

Net increase (decrease) in shares outstanding	(200,000)	300,000	150,000	50,000

See notes to financial statements.

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Industrial/Office Real Estate Capped ETF		iShares International Developed Real Estate ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$132,133	$214,390	$14,403,641	$38,467,351
Net realized gain (loss)	(106,940)	25,448	200,724,095	(10,070,442)
Net change in unrealized appreciation/depreciation	(558,740)	1,641,863	(412,747,490)	419,080,106

Net increase (decrease) in net assets resulting from operations	(533,547)	1,881,701	(197,619,754)	447,477,015

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(187,862)	(214,992)	(19,492,145)	(79,974,870)
Return of capital	—	(95,959)	—	—

Total distributions to shareholders	(187,862)	(310,951)	(19,492,145)	(79,974,870)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,629,557	1,529,761	152,884,108	1,181,987,324
Cost of shares redeemed	—	—	(1,115,634,202)	(18,807,798)

Net increase (decrease) in net assets from capital share transactions	4,629,557	1,529,761	(962,750,094)	1,163,179,526

INCREASE (DECREASE) IN NET ASSETS	3,908,148	3,100,511	(1,179,861,993)	1,530,681,671

NET ASSETS
Beginning of period	13,217,370	10,116,859	1,977,535,865	446,854,194

End of period	$17,125,518	$13,217,370	$797,673,872	$1,977,535,865

Distributions in excess of net investment income included in net assets at end of period	$(55,729)	$—	$(58,597,294)	$(53,508,790)

SHARES ISSUED AND REDEEMED
Shares sold	150,000	50,000	4,400,000	39,400,000
Shares redeemed	—	—	(35,000,000)	(600,000)

Net increase (decrease) in shares outstanding	150,000	50,000	(30,600,000)	38,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Mortgage Real Estate Capped ETF		iShares North America Real Estate ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$80,722,473	$88,285,588	$375,519	$553,727
Net realized gain (loss)	(43,634,174)	11,228,321	(88,817)	1,797,760
Net change in unrealized appreciation/depreciation	(259,816,955)	87,117,654	(2,435,572)	1,282,423

Net increase (decrease) in net assets resulting from operations	(222,728,656)	186,631,563	(2,148,870)	3,633,910

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,569,988)	(96,460,357)	(484,821)	(708,094)

Total distributions to shareholders	(77,569,988)	(96,460,357)	(484,821)	(708,094)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	209,354,239	948,668,520	10,209,389	4,744,334
Cost of shares redeemed	(148,592,880)	(106,119,590)	(2,352,619)	(9,447,073)

Net increase (decrease) in net assets from capital share transactions	60,761,359	842,548,930	7,856,770	(4,702,739)

INCREASE (DECREASE) IN NET ASSETS	(239,537,285)	932,720,136	5,223,079	(1,776,923)

NET ASSETS
Beginning of period	1,270,071,965	337,351,829	24,346,755	26,123,678

End of period	$1,030,534,680	$1,270,071,965	$29,569,834	$24,346,755

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,152,485	$—	$(124,005)	$(14,703)

SHARES ISSUED AND REDEEMED
Shares sold	16,400,000	64,050,000	200,000	100,000
Shares redeemed	(11,450,000)	(7,500,000)	(50,000)	(200,000)

Net increase (decrease) in shares outstanding	4,950,000	56,550,000	150,000	(100,000)

See notes to financial statements.

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Real Estate 50 ETF		iShares Residential Real Estate Capped ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,270,620	$2,002,571	$4,560,318	$5,994,320
Net realized gain	1,919,517	1,836,581	5,679,679	2,553,441
Net change in unrealized appreciation/depreciation	(13,040,916)	10,606,352	(41,053,935)	39,438,120

Net increase (decrease) in net assets resulting from operations	(9,850,779)	14,445,504	(30,813,938)	47,985,881

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,546,249)	(2,458,774)	(5,480,968)	(7,747,242)

Total distributions to shareholders	(1,546,249)	(2,458,774)	(5,480,968)	(7,747,242)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,315,073	48,160,660	34,650,674	158,667,465
Cost of shares redeemed	(15,928,169)	(9,585,602)	(64,910,632)	(19,285,527)

Net increase (decrease) in net assets from capital share transactions	(13,613,096)	38,575,058	(30,259,958)	139,381,938

INCREASE (DECREASE) IN NET ASSETS	(25,010,124)	50,561,788	(66,554,864)	179,620,577

NET ASSETS
Beginning of period	103,597,761	53,035,973	355,426,830	175,806,253

End of period	$78,587,637	$103,597,761	$288,871,966	$355,426,830

Distributions in excess of net investment income included in net assets at end of period	$(275,629)	$—	$(920,650)	$—

SHARES ISSUED AND REDEEMED
Shares sold	50,000	1,200,000	650,000	3,200,000
Shares redeemed	(400,000)	(250,000)	(1,350,000)	(400,000)

Net increase (decrease) in shares outstanding	(350,000)	950,000	(700,000)	2,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Retail Real Estate Capped ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$166,559	$461,972
Net realized gain	164,558	2,371,117
Net change in unrealized appreciation/depreciation	(2,550,127)	1,758,778

Net increase (decrease) in net assets resulting from operations	(2,219,010)	4,591,867

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(217,625)	(670,896)

Total distributions to shareholders	(217,625)	(670,896)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	20,732,812
Cost of shares redeemed	(5,297,319)	(15,847,281)

Net increase (decrease) in net assets from capital share transactions	(5,297,319)	4,885,531

INCREASE (DECREASE) IN NET ASSETS	(7,733,954)	8,806,502

NET ASSETS
Beginning of period	20,602,249	11,795,747

End of period	$12,868,295	$20,602,249

Distributions in excess of net investment income included in net assets at end of period	$(51,066)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	600,000
Shares redeemed	(150,000)	(450,000)

Net increase (decrease) in shares outstanding	(150,000)	150,000

See notes to financial statements.

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Asia Developed Real Estate ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$38.29	$28.95	$31.31	$29.22	$20.62	$43.10

Income from investment operations:
Net investment income[a]	0.41	0.88	0.91	0.78	0.85	0.94
Net realized and unrealized gain (loss)[b]	(3.59)	10.55	(2.16)	2.93	9.22	(22.28)

Total from investment operations	(3.18)	11.43	(1.25)	3.71	10.07	(21.34)

Less distributions from:
Net investment income	(0.67)	(2.09)	(1.11)	(1.62)	(1.47)	(1.00)
Return of capital	—	—	—	—	—	(0.14)

Total distributions	(0.67)	(2.09)	(1.11)	(1.62)	(1.47)	(1.14)

Net asset value, end of period	$34.44	$38.29	$28.95	$31.31	$29.22	$20.62

Total return	(8.17)%[c]	41.21%	(3.79)%	13.20%	49.34%	(50.04)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$34,441	$45,942	$26,059	$28,178	$23,375	$10,312
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.40%	2.73%	3.30%	2.61%	3.03%	3.81%
Portfolio turnover rate[e]	5%	15%	11%	8%	15%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Europe Developed Real Estate ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$32.37	$27.68	$35.07	$27.33	$21.04	$49.50

Income from investment operations:
Net investment income[a]	0.43	1.09	1.25	1.83	0.75	1.48
Net realized and unrealized gain (loss)[b]	1.94	4.91	(7.37)	7.78	6.38	(27.96)

Total from investment operations	2.37	6.00	(6.12)	9.61	7.13	(26.48)

Less distributions from:
Net investment income	(0.79)	(1.31)	(1.27)	(1.87)	(0.84)	(1.98)

Total distributions	(0.79)	(1.31)	(1.27)	(1.87)	(0.84)	(1.98)

Net asset value, end of period	$33.95	$32.37	$27.68	$35.07	$27.33	$21.04

Total return	7.73%[c]	22.66%	(17.66)%	37.23%	34.17%	(54.43)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,067	$16,184	$12,455	$21,042	$8,199	$3,156
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.65%	3.78%	4.28%	6.25%	2.65%	4.99%
Portfolio turnover rate[e]	4%	14%	13%	11%	18%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Industrial/Office Real Estate Capped ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$33.04	$28.91	$29.98	$26.19	$16.79	$40.55

Income from investment operations:
Net investment income[a]	0.30	0.59	0.50	0.51	0.74	0.90
Net realized and unrealized gain (loss)[b]	(1.76)	4.40	(0.70)	4.15	9.46	(23.48)

Total from investment operations	(1.46)	4.99	(0.20)	4.66	10.20	(22.58)

Less distributions from:
Net investment income	(0.44)	(0.59)	(0.87)	(0.87)	(0.70)	(0.80)
Return of capital	—	(0.27)	—	—	(0.10)	(0.38)

Total distributions	(0.44)	(0.86)	(0.87)	(0.87)	(0.80)	(1.18)

Net asset value, end of period	$31.14	$33.04	$28.91	$29.98	$26.19	$16.79

Total return	(4.34)%[c]	17.71%	(0.28)%	18.39%	62.09%	(56.46)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,126	$13,217	$10,117	$14,991	$10,476	$2,518
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.92%	2.03%	1.89%	1.96%	3.36%	3.29%
Portfolio turnover rate[e]	9%	15%	15%	22%	36%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$36.55	$29.21	$32.59	$28.80	$20.94	$44.91

Income from investment operations:
Net investment income[a]	0.48	0.95	1.09	1.08	0.88	1.04
Net realized and unrealized gain (loss)[b]	(2.31)	8.27	(3.36)	4.64	9.02	(23.80)

Total from investment operations	(1.83)	9.22	(2.27)	5.72	9.90	(22.76)

Less distributions from:
Net investment income	(0.78)	(1.88)	(1.11)	(1.93)	(2.04)	(1.21)

Total distributions	(0.78)	(1.88)	(1.11)	(1.93)	(2.04)	(1.21)

Net asset value, end of period	$33.94	$36.55	$29.21	$32.59	$28.80	$20.94

Total return	(4.82)%[c]	32.89%	(6.93)%	20.89%	48.08%	(51.30)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$797,674	$1,977,536	$446,854	$417,113	$325,415	$194,743
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.83%	2.99%	3.83%	3.63%	3.17%	4.43%
Portfolio turnover rate[e]	4%	16%	11%	7%	13%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate Capped ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$15.75	$14.00	$15.39	$15.34	$12.71	$24.71

Income from investment operations:
Net investment income[a]	0.99	1.62	1.55	1.45	1.40	1.95
Net realized and unrealized gain (loss)[b]	(3.75)	1.87	(1.33)	0.07	2.56	(11.46)

Total from investment operations	(2.76)	3.49	0.22	1.52	3.96	(9.51)

Less distributions from:
Net investment income	(0.95)	(1.74)	(1.60)	(1.47)	(1.33)	(2.49)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.95)	(1.74)	(1.61)	(1.47)	(1.33)	(2.49)

Net asset value, end of period	$12.04	$15.75	$14.00	$15.39	$15.34	$12.71

Total return	(17.53)%[c]	26.63%	2.48%	10.56%	32.00%	(40.70)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,030,535	$1,270,072	$337,352	$159,326	$58,294	$30,513
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	15.27%	10.96%	11.44%	9.58%	9.62%	12.70%
Portfolio turnover rate[e]	17%	44%	79%	63%	50%	93%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North America Real Estate ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$54.10	$47.50	$45.06	$37.76	$22.78	$49.05

Income from investment operations:
Net investment income[a]	0.64	1.16	1.06	0.95	1.04	1.31
Net realized and unrealized gain (loss)[b]	(4.68)	6.97	2.70	7.57	15.06	(25.44)

Total from investment operations	(4.04)	8.13	3.76	8.52	16.10	(24.13)

Less distributions from:
Net investment income	(0.78)	(1.53)	(1.32)	(1.22)	(1.09)	(1.47)
Return of capital	—	—	—	—	(0.03)	(0.67)

Total distributions	(0.78)	(1.53)	(1.32)	(1.22)	(1.12)	(2.14)

Net asset value, end of period	$49.28	$54.10	$47.50	$45.06	$37.76	$22.78

Total return	(7.42)%[c]	17.60%	8.82%	23.11%	72.16%	(49.99)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,570	$24,347	$26,124	$13,519	$7,553	$2,278
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.55%	2.41%	2.47%	2.42%	3.45%	4.00%
Portfolio turnover rate[e]	12%	11%	9%	12%	14%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Real Estate 50 ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$45.04	$39.29	$37.65	$31.62	$20.06	$41.25

Income from investment operations:
Net investment income[a]	0.59	1.14	1.08	0.96	0.99	1.12
Net realized and unrealized gain (loss)[b]	(4.61)	6.01	1.99	6.27	11.71	(20.44)

Total from investment operations	(4.02)	7.15	3.07	7.23	12.70	(19.32)

Less distributions from:
Net investment income	(0.72)	(1.40)	(1.43)	(1.20)	(0.97)	(1.25)
Return of capital	—	—	—	—	(0.17)	(0.62)

Total distributions	(0.72)	(1.40)	(1.43)	(1.20)	(1.14)	(1.87)

Net asset value, end of period	$40.30	$45.04	$39.29	$37.65	$31.62	$20.06

Total return	(8.90)%[c]	18.73%	8.66%	23.53%	64.88%	(47.80)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$78,588	$103,598	$53,036	$56,474	$42,686	$14,041
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.85%	2.81%	3.01%	2.90%	3.85%	4.23%
Portfolio turnover rate[e]	5%	13%	19%	18%	13%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Residential Real Estate Capped ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$54.68	$47.52	$44.16	$35.93	$21.89	$43.20

Income from investment operations:
Net investment income[a]	0.69	1.20	1.06	1.01	1.03	0.76
Net realized and unrealized gain (loss)[b]	(4.72)	7.49	3.71	8.44	14.22	(19.92)

Total from investment operations	(4.03)	8.69	4.77	9.45	15.25	(19.16)

Less distributions from:
Net investment income	(0.84)	(1.53)	(1.41)	(1.22)	(0.99)	(0.77)
Return of capital	—	—	—	—	(0.22)	(1.38)

Total distributions	(0.84)	(1.53)	(1.41)	(1.22)	(1.21)	(2.15)

Net asset value, end of period	$49.81	$54.68	$47.52	$44.16	$35.93	$21.89

Total return	(7.35)%[c]	18.77%	11.19%	26.89%	71.40%	(45.55)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$288,872	$355,427	$175,806	$103,776	$44,913	$14,227
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.70%	2.44%	2.44%	2.60%	3.60%	2.64%
Portfolio turnover rate[e]	6%	14%	28%	16%	14%	79%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Retail Real Estate Capped ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$41.20	$33.70	$30.40	$25.45	$16.27	$38.90

Income from investment operations:
Net investment income[a]	0.38	0.80	0.78	0.64	0.70	1.21
Net realized and unrealized gain (loss)[b]	(4.29)	7.82	3.54	5.24	9.38	(22.36)

Total from investment operations	(3.91)	8.62	4.32	5.88	10.08	(21.15)

Less distributions from:
Net investment income	(0.52)	(1.12)	(1.02)	(0.93)	(0.71)	(1.21)
Return of capital	—	—	—	—	(0.19)	(0.27)

Total distributions	(0.52)	(1.12)	(1.02)	(0.93)	(0.90)	(1.48)

Net asset value, end of period	$36.77	$41.20	$33.70	$30.40	$25.45	$16.27

Total return	(9.44)%[c]	26.20%	14.83%	23.73%	63.76%	(55.01)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,868	$20,602	$11,796	$10,641	$11,451	$1,627
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	2.04%	2.27%	2.64%	2.42%	3.37%	4.61%
Portfolio turnover rate[e]	15%	16%	24%	28%	39%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
Asia Developed Real Estate	iShares FTSE EPRA/NAREIT Developed Asia Index Fund	Non-diversified
Europe Developed Real Estate	iShares FTSE EPRA/NAREIT Developed Europe Index Fund	Non-diversified
Industrial/Office Real Estate Capped	iShares FTSE NAREIT Industrial/Office Capped Index Fund	Non-diversified
International Developed Real Estate	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	Diversified
Mortgage Real Estate Capped	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	Non-diversified
North America Real Estate	iShares FTSE EPRA/NAREIT North America Index Fund	Diversified
Real Estate 50	iShares FTSE NAREIT Real Estate 50 Index Fund	Non-diversified
Residential Real Estate Capped	iShares FTSE NAREIT Residential Plus Capped Index Fund	Non-diversified
Retail Real Estate Capped	iShares FTSE NAREIT Retail Capped Index Fund	Non-diversified

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial

52	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
Asia Developed Real Estate
Assets:
Common Stocks	$34,315,878	$—		$7	$34,315,885
Rights	—	0	[a]	—	0	[a]
Money Market Funds	679,219	—		—	679,219

	$34,995,097	$0	[a]	$7	$34,995,104

Europe Developed Real Estate
Assets:
Common Stocks	$21,650,986	$—		$—	$21,650,986
Investment Companies	362,544	—		—	362,544
Money Market Funds	6,892	—		—	6,892

	$22,020,422	$—		$—	$22,020,422

Industrial/Office Real Estate Capped
Assets:
Common Stocks	$17,092,251	$—		$—	$17,092,251
Money Market Funds	1,925,766	—		—	1,925,766

	$19,018,017	$—		$—	$19,018,017

54	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
International Developed Real Estate
Assets:
Common Stocks	$790,367,811	$—		$90	$790,367,901
Investment Companies	3,486,342	—		—	3,486,342
Rights	—	0	[a]	—	0	[a]
Money Market Funds	10,599,859	—		—	10,599,859

	$804,454,012	$0	[a]	$90	$804,454,102

Mortgage Real Estate Capped
Assets:
Common Stocks	$1,029,939,203	$—		$—	$1,029,939,203
Money Market Funds	63,927,689	—		—	63,927,689

	$1,093,866,892	$—		$—	$1,093,866,892

North America Real Estate
Assets:
Common Stocks	$29,497,458	$—		$—	$29,497,458
Money Market Funds	2,832,341	—		—	2,832,341

	$32,329,799	$—		$—	$32,329,799

Real Estate 50
Assets:
Common Stocks	$78,453,469	$—		$—	$78,453,469
Money Market Funds	6,095,607	—		—	6,095,607

	$84,549,076	$—		$—	$84,549,076

Residential Real Estate Capped
Assets:
Common Stocks	$288,183,979	$—		$—	$288,183,979
Money Market Funds	39,085,395	—		—	39,085,395

	$327,269,374	$—		$—	$327,269,374

Retail Real Estate Capped
Assets:
Common Stocks	$12,848,486	$—		$—	$12,848,486
Money Market Funds	1,416,902	—		—	1,416,902

	$14,265,388	$—		$—	$14,265,388

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2013 are reflected

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of October 31, 2013, if any, are disclosed in the Funds' statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage

56	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
Asia Developed Real Estate	$1,029
Europe Developed Real Estate	30
Industrial/Office Real Estate Capped	679
International Developed Real Estate	21,779
Mortgage Real Estate Capped	50,479

iShares ETF	Securities Lending Agent Fees
North America Real Estate	$1,102
Real Estate 50	3,674
Residential Real Estate Capped	16,388
Retail Real Estate Capped	740

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income
Mortgage Real Estate Capped
PennyMac Mortgage Investment Trust	965,218	—	—	965,218	$22,267,579	$1,100,349

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2013 were as follows:

iShares ETF	Purchases	Sales
Asia Developed Real Estate	$2,006,318	$2,380,275
Europe Developed Real Estate	764,064	843,336
Industrial/Office Real Estate Capped	1,616,505	1,198,345
International Developed Real Estate	45,596,425	56,984,622
Mortgage Real Estate Capped	209,682,600	179,422,248
North America Real Estate	4,719,927	3,313,033
Real Estate 50	4,766,332	5,272,314
Residential Real Estate Capped	18,864,335	18,172,311
Retail Real Estate Capped	2,456,725	3,232,713

In-kind transactions (see Note 4) for the six months ended October 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia Developed Real Estate	$—	$6,136,261
Europe Developed Real Estate	4,499,738	—
Industrial/Office Real Estate Capped	4,216,313	—
International Developed Real Estate	150,240,075	1,098,557,254
Mortgage Real Estate Capped	200,506,666	143,170,247
North America Real Estate	8,703,450	2,257,598
Real Estate 50	1,972,432	15,046,891
Residential Real Estate Capped	33,704,578	64,276,477
Retail Real Estate Capped	—	4,486,272

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

58	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of October 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Asia Developed Real Estate	$627,414
Industrial/Office Real Estate Capped	1,856,890
International Developed Real Estate	9,716,725
Mortgage Real Estate Capped	60,714,716

iShares ETF	Market Value of Securities on Loan
North America Real Estate	$2,741,676
Real Estate 50	5,750,089
Residential Real Estate Capped	37,957,950
Retail Real Estate Capped	1,357,455

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of April 30, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Asia Developed Real Estate	$1,414,693	$—	$157,999	$1,651,814	$824,377	$4,048,883
Europe Developed Real Estate	450,496	—	102,293	616,993	495,537	1,665,319
Industrial/Office Real Estate Capped	5,001	5,621	10,926	1,226,322	—	1,247,870
International Developed Real Estate	9,516,625	—	743,329	9,938,969	6,772,206	26,971,129
Mortgage Real Estate Capped	—	—	4,187,735	15,084,868	204,938	19,477,541
North America Real Estate	286,121	—	25,690	385,640	190,195	887,646
Real Estate 50	—	—	—	2,829,746	—	2,829,746
Residential Real Estate Capped	—	—	—	1,917,472	206,372	2,123,844
Retail Real Estate Capped	—	—	—	1,094,459	29,985	1,124,444

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia Developed Real Estate	$36,207,511	$3,768,766	$(4,981,173)	$(1,212,407)
Europe Developed Real Estate	20,350,356	2,786,712	(1,116,646)	1,670,066
Industrial/Office Real Estate Capped	16,659,208	2,928,885	(570,076)	2,358,809
International Developed Real Estate	924,117,282	69,077,085	(188,740,265)	(119,663,180)
Mortgage Real Estate Capped	1,276,520,465	42,790,884	(225,444,457)	(182,653,573)
North America Real Estate	31,225,312	2,062,728	(958,241)	1,104,487
Real Estate 50	81,585,099	7,205,156	(4,241,179)	2,963,977
Residential Real Estate Capped	317,016,517	21,013,791	(10,760,934)	10,252,857
Retail Real Estate Capped	13,604,123	872,716	(211,451)	661,265

60	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of October 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. The Board further noted that the each of the iShares FTSE EPRA/NAREIT North America Index Fund, the iShares FTSE NAREIT Industrial/Office Capped Index Fund, the iShares FTSE NAREIT Mortgage Plus Capped Index Fund, the iShares FTSE NAREIT Real Estate 50 Index Fund, the iShares FTSE NAREIT Residential Plus Capped Index Fund and the iShares FTSE NAREIT Retail Capped Index Fund ranked in the fourth Lipper Quintile for expenses when compared to a subset of the Lipper Group identified as pure index funds. The Board noted that Lipper compares sub-sector funds to broad based real estate funds, which generally have lower advisory fees and overall expenses than more specialized sub-sector real estate funds.

62	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for

64	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	65

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Europe Developed Real Estate	$0.790487	$—	$0.003598	$0.794085	100%	—%	0%[a]	100%
Industrial/Office Real Estate Capped	0.425175	—	0.016964	0.442139	96	—	4	100
North America Real Estate	0.696928	—	0.078197	0.775125	90	—	10	100
Real Estate 50	0.703871	—	0.012735	0.716606	98	—	2	100
Residential Real Estate Capped	0.826193	—	0.011189	0.837382	99	—	1	100
Retail Real Estate Capped	0.519213	—	—	0.519213	100	—	—	100

[a]	Rounds to less than 1%.

66	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), or National Association of Real Estate Investment Trusts (“NAREIT”), nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-45-1013

OCTOBER 31, 2013

2013 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares High Dividend ETF | HDV | NYSE Arca
➢	iShares International Select Dividend ETF | IDV | NYSE Arca
➢	iShares Select Dividend ETF | DVY | NYSE Arca

Fund Performance Overview

iSHARES® HIGH DIVIDEND ETF

Performance as of October 31, 2013

The iShares High Dividend ETF (the “Fund”), formerly the iShares High Dividend Equity Fund, seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 3.33%, net of fees, while the total return for the Index was 3.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.38%	19.35%	19.88%	19.38%	19.35%	19.88%
Since Inception	16.79%	16.80%	17.36%	49.59%	49.63%	51.34%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.30	$2.05	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Consumer Staples	23.44%
Health Care	21.80
Telecommunication Services	14.88
Utilities	12.64
Energy	10.82
Information Technology	7.07
Consumer Discretionary	3.51
Industrials	2.47
Materials	2.09
Financials	1.28

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

AT&T Inc.	9.19%
Johnson & Johnson	6.95
Chevron Corp.	6.77
Pfizer Inc.	6.26
Procter & Gamble Co. (The)	6.13
Verizon Communications Inc.	5.66
Philip Morris International Inc.	5.18
Merck & Co. Inc.	4.41
Intel Corp.	4.35
Coca-Cola Co. (The)	3.98

TOTAL	58.88%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

Performance as of October 31, 2013

The iShares International Select Dividend ETF (the “Fund”), formerly the iShares Dow Jones International Select Dividend Index Fund, seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select Dividend IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 9.37%, net of fees, while the total return for the Index was 9.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.97%	23.48%	24.37%	23.97%	23.48%	24.37%
5 Years	18.89%	18.25%	18.90%	137.58%	131.24%	137.68%
Since Inception	1.31%	1.31%	1.43%	8.69%	8.66%	9.50%

The inception date of the Fund was 6/11/07. The first day of secondary market trading was 6/15/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,093.70	$2.64	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Financials	19.48%
Industrials	13.47
Energy	13.44
Utilities	13.09
Telecommunication Services	11.45
Consumer Discretionary	8.94
Information Technology	7.85
Consumer Staples	7.19
Materials	3.83
Health Care	1.26

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 10/31/13

Country	Percentage of Total Investments*

Australia	18.89%
United Kingdom	16.02
France	13.51
Sweden	5.72
Italy	5.11
Greece	5.07
Finland	4.25
Spain	4.23
Canada	4.08
Germany	3.74

TOTAL	80.62%

6	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® SELECT DIVIDEND ETF

Performance as of October 31, 2013

The iShares Select Dividend ETF (the “Fund”), formerly the iShares Dow Jones Select Dividend Index Fund, seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select Dividend IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended October 31, 2013, the total return for the Fund was 8.40%, net of fees, while the total return for the Index was 8.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	24.89%	24.95%	25.26%	24.89%	24.95%	25.26%
5 Years	12.49%	12.46%	13.06%	80.10%	79.88%	84.74%
Since Inception	7.12%	7.12%	7.77%	98.85%	98.87%	111.11%

The inception date of the Fund was 11/3/03. The first day of secondary market trading was 11/7/03.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,084.00	$2.05	$1,000.00	$1,023.20	$1.99	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 10/31/13

Sector	Percentage of Total Investments*

Utilities	28.94%
Industrials	17.77
Consumer Staples	13.63
Financials	11.70
Consumer Discretionary	9.12
Materials	7.74
Health Care	3.88
Energy	3.68
Telecommunication Services	2.21
Information Technology	1.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/13

Security	Percentage of Total Investments*

Lorillard Inc.	3.97%
Lockheed Martin Corp.	3.41
Chevron Corp.	2.00
Philip Morris International Inc.	1.90
Kimberly-Clark Corp.	1.87
Northrop Grumman Corp.	1.76
PPG Industries Inc.	1.72
Entergy Corp.	1.69
McDonald's Corp.	1.67
ConocoPhillips	1.67

TOTAL	21.66%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® HIGH DIVIDEND ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.85%
Lockheed Martin Corp.	286,075	$38,145,241
Raytheon Co.	273,036	22,489,975

		60,635,216
BEVERAGES — 4.28%
Coca-Cola Co. (The)	3,295,207	130,391,341
Dr Pepper Snapple Group Inc.	205,948	9,751,638

		140,142,979
CAPITAL MARKETS — 0.57%
Federated Investors Inc. Class Ba	99,659	2,702,752
Greenhill & Co. Inc.	28,269	1,450,200
Invesco Ltd.	380,824	12,852,810
Janus Capital Group Inc.[a]	183,864	1,814,738

		18,820,500
CHEMICALS — 1.57%
E.I. du Pont de Nemours and Co.	842,193	51,542,212

		51,542,212
COMMERCIAL BANKS — 0.12%
Bank of Hawaii Corp.	45,957	2,664,587
Westamerica Bancorp	25,167	1,295,597

		3,960,184
COMMERCIAL SERVICES & SUPPLIES — 0.62%
Waste Management Inc.	465,419	20,264,343

		20,264,343
DIVERSIFIED TELECOMMUNICATION SERVICES — 14.86%
AT&T Inc.	8,315,258	301,012,339
Verizon Communications Inc.	3,674,425	185,595,207

		486,607,546
ELECTRIC UTILITIES — 7.52%
ALLETE Inc.	43,662	2,206,241
American Electric Power Co. Inc.	672,918	31,519,479
Cleco Corp.	58,804	2,724,977
Duke Energy Corp.	1,001,446	71,833,722
Great Plains Energy Inc.	183,899	4,310,593
MGE Energy Inc.	21,716	1,222,828
NextEra Energy Inc.	418,579	35,474,570
Northeast Utilities	340,609	14,608,720
Pinnacle West Capital Corp.	133,077	7,456,304
Southern Co. (The)	1,279,135	52,329,413
Westar Energy Inc.	170,167	5,378,979
Xcel Energy Inc.	596,150	17,204,889

		246,270,715

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.12%
Molex Inc.	102,444	$3,954,338

		3,954,338
FOOD & STAPLES RETAILING — 0.60%
Sysco Corp.	604,403	19,546,393

		19,546,393
FOOD PRODUCTS — 1.36%
General Mills Inc.	593,718	29,935,262
Kellogg Co.	229,349	14,506,324

		44,441,586
GAS UTILITIES — 0.12%
Questar Corp.	169,778	4,016,948

		4,016,948
HOTELS, RESTAURANTS & LEISURE — 2.83%
Cracker Barrel Old Country Store Inc.	20,603	2,263,652
McDonald's Corp.	938,596	90,593,286

		92,856,938
HOUSEHOLD PRODUCTS — 7.78%
Clorox Co. (The)	131,607	11,869,635
Kimberly-Clark Corp.	388,666	41,975,928
Procter & Gamble Co. (The)	2,487,208	200,842,046

		254,687,609
INSURANCE — 0.53%
American National Insurance Co.	6,617	668,780
Arthur J. Gallagher & Co.	119,294	5,660,500
Old Republic International Corp.	362,930	6,093,595
PartnerRe Ltd.[a]	50,401	5,050,684

		17,473,559
IT SERVICES — 0.43%
Paychex Inc.	332,465	14,049,971

		14,049,971
LEISURE EQUIPMENT & PRODUCTS — 0.66%
Hasbro Inc.[a]	117,578	6,072,904
Mattel Inc.	353,501	15,684,839

		21,757,743
METALS & MINING — 0.52%
Compass Minerals International Inc.	28,863	2,149,428
Nucor Corp.	285,246	14,767,185

		16,916,613

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND ETF

October 31, 2013

Security	Shares	Value

MULTI-UTILITIES — 4.97%
Alliant Energy Corp.	127,221	$6,643,481
CMS Energy Corp.	310,393	8,523,392
Consolidated Edison Inc.	391,114	22,770,657
Dominion Resources Inc.	643,262	41,007,952
DTE Energy Co.	204,878	14,165,265
Public Service Enterprise Group Inc.	678,831	22,740,839
SCANA Corp.	183,190	8,542,150
Sempra Energy	199,920	18,220,709
TECO Energy Inc.	327,420	5,621,801
Vectren Corp.	106,299	3,711,961
Wisconsin Energy Corp.	261,221	11,000,016

		162,948,223
OIL, GAS & CONSUMABLE FUELS — 10.80%
Chevron Corp.	1,847,812	221,663,527
ConocoPhillips	1,448,994	106,211,260
Spectra Energy Corp.	732,501	26,055,061

		353,929,848
PHARMACEUTICALS — 21.76%
Bristol-Myers Squibb Co.	1,555,305	81,684,619
Eli Lilly and Co.	1,083,676	53,988,738
Johnson & Johnson	2,458,977	227,725,860
Merck & Co. Inc.	3,204,659	144,498,074
Pfizer Inc.	6,679,525	204,927,827

		712,825,118
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.20%
Analog Devices Inc.	258,237	12,731,084
Intel Corp.	5,831,866	142,472,486
Microchip Technology Inc.[a]	209,792	9,012,664
Texas Instruments Inc.	920,844	38,749,116

		202,965,350
SOFTWARE — 0.31%
CA Inc.	321,676	10,216,430

		10,216,430
THRIFTS & MORTGAGE FINANCE — 0.05%
Northwest Bancshares Inc.	107,284	1,500,903

		1,500,903
TOBACCO — 9.39%
Altria Group Inc.	3,022,633	112,532,627
Philip Morris International Inc.	1,902,625	169,561,940

Security	Shares	Value

Reynolds American Inc.	495,369	$25,447,105

		307,541,672

TOTAL COMMON STOCKS
(Cost: $3,015,436,406)		3,269,872,937

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[b,c,d]	2,266,439	2,266,439
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	131,719	131,719
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	4,223,243	4,223,243

		6,621,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,621,401)		6,621,401

TOTAL INVESTMENTS IN SECURITIES — 100.02%
(Cost: $3,022,057,807)		3,276,494,338
Other Assets, Less Liabilities — (0.02)%		(779,024)

NET ASSETS — 100.00%		$3,275,715,314

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of October 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
63	E-mini S&P 500 (Dec. 2013)	Chicago Mercantile	$5,515,650	$167,384

See notes to financial statements.

10	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.63%

AUSTRALIA — 18.82%
Amcor Ltd.	1,401,315	$14,384,411
APA Group	1,801,470	10,337,766
Australia and New Zealand Banking Group Ltd.	1,739,670	55,747,355
Bradken Ltd.	2,427,195	14,342,217
Commonwealth Bank of Australia	1,614,525	116,316,764
David Jones Ltd.	2,065,665	5,320,541
Metcash Ltd.	2,594,055	8,229,075
Monadelphous Group Ltd.[a]	1,660,875	28,592,877
Myer Holdings Ltd.	2,573,970	6,093,552
National Australia Bank Ltd.	2,167,635	72,478,785
Orica Ltd.	1,353,420	27,003,755
SP AusNet	2,204,715	2,609,694
Stockland Corp. Ltd.	2,088,840	7,931,888
Suncorp Group Ltd.	1,178,835	14,936,064
Sydney Airport	1,798,380	7,135,469
Tatts Group Ltd.	2,283,510	6,789,841
Telstra Corp. Ltd.	1,954,425	9,586,847
UGL Ltd.	1,926,615	13,445,887
Wesfarmers Ltd.	1,364,235	55,511,323
Westfield Group	1,373,505	14,072,930
Westpac Banking Corp.	1,892,625	61,455,265

		552,322,306
AUSTRIA — 2.69%
Oesterreichische Post AG	857,475	40,351,970
OMV AG	614,910	29,380,153
Telekom Austria AG	1,127,850	9,302,599

		79,034,722
BELGIUM — 1.04%
Belgacom SA	1,117,035	30,622,733

		30,622,733
CANADA — 4.07%
Bank of Montreal	443,415	30,877,688
Crescent Point Energy Corp.	690,615	26,814,021
Emera Inc.	380,070	11,203,291
Manitoba Telecom Services Inc.	474,315	13,403,714
Russel Metals Inc.	471,225	13,013,645
TELUS Corp. NVS	687,270	24,001,892

		119,314,251
FINLAND — 4.24%
Fortum OYJ	1,302,435	29,038,812
Konecranes OYJ	723,060	24,417,707

Security	Shares	Value

Metso OYJ	1,044,420	$41,176,755
Stora Enso OYJ Class R	1,053,690	9,812,561
UPM-Kymmene OYJ	1,245,270	19,824,369

		124,270,204
FRANCE — 13.46%
Bouygues SA	1,191,195	46,623,349
GDF Suez	1,561,995	38,945,557
Lagardere SCA	835,845	30,442,296
Neopost SA	1,625,340	123,209,993
Orange	2,570,880	35,335,554
Societe Television Francaise 1	973,350	18,790,413
Total SA	948,630	58,376,536
Veolia Environnement	1,231,365	21,126,381
Vivendi SA	872,925	22,186,119

		395,036,198
GERMANY — 3.73%
Deutsche Telekom AG Registered	1,113,945	17,567,125
ProSiebenSat.1 Media AG Registered	682,890	32,567,864
RWE AG	874,470	32,324,593
Wincor Nixdorf AG	404,790	26,860,712

		109,320,294
GREECE — 5.05%
Hellenic Petroleum SA	3,084,588	40,257,550
Motor Oil (Hellas) Corinth Refineries SA	2,380,365	28,412,995
OPAP SA	6,395,805	79,560,088

		148,230,633
HONG KONG — 2.04%
CLP Holdings Ltd.	1,545,000	12,434,848
Television Broadcasts Ltd.	1,644,200	9,617,437
VTech Holdings Ltd.	2,626,500	37,705,090

		59,757,375
ITALY — 5.09%
Enel SpA	4,801,860	21,216,405
Eni SpA	3,375,825	85,592,893
Snam SpA	3,949,020	20,379,545
Telecom Italia SpA	3,382,005	3,298,945
Terna SpA	3,817,695	18,944,059

		149,431,847
JAPAN — 1.26%
Eisai Co. Ltd.	345,400	13,554,072

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2013

Security	Shares	Value

Ono Pharmaceutical Co. Ltd.	309,000	$23,306,493

		36,860,565
NETHERLANDS — 2.51%
Corbion NV	1,782,930	41,460,670
Koninklijke KPN NVb	10,095,030	32,306,731

		73,767,401
NEW ZEALAND — 2.39%
Fletcher Building Ltd.	4,948,635	40,921,372
Telecom Corp. of New Zealand Ltd.	14,955,600	29,091,825

		70,013,197
NORWAY — 1.94%
Fred Olsen Energy ASA	397,065	16,736,446
Seadrill Ltd.	866,745	40,147,660

		56,884,106
PORTUGAL — 1.51%
Energias de Portugal SA	12,044,820	44,408,790

		44,408,790
SINGAPORE — 2.00%
Keppel Corp. Ltd.	3,431,000	30,012,779
Keppel Land Ltd.	4,635,000	13,863,708
StarHub Ltd.	4,165,000	14,942,758

		58,819,245
SPAIN — 4.21%
Gas Natural SDG SA	1,807,650	42,686,752
Indra Sistemas SAa	2,513,715	41,589,678
Mapfre SA	1,823,100	7,346,283
Telefonica SA	1,810,740	31,965,168

		123,587,881
SWEDEN — 5.70%
Hennes & Mauritz AB Class B	1,274,625	55,152,564
NCC AB Class B	2,169,180	66,908,512
Peab AB	1,928,160	11,367,445
Securitas AB Class B	1,611,435	18,427,642
TeliaSonera AB	1,857,090	15,411,059

		167,267,222
SWITZERLAND — 1.92%
Swisscom AG Registered	64,890	33,184,870
Zurich Insurance Group AGb	83,430	23,115,882

		56,300,752
UNITED KINGDOM — 15.96%
Aviva PLC	2,739,285	19,764,615
BAE Systems PLC	2,210,895	16,151,065

Security	Shares	Value

British American Tobacco PLC	1,580,535	$87,249,985
Cable & Wireless Communications PLC	5,441,490	4,090,524
Carillion PLC	2,183,085	10,662,335
Catlin Group Ltd.	2,232,525	18,364,300
Close Brothers Group PLC	1,883,355	38,276,375
Dairy Crest Group PLC	2,062,575	17,794,760
FirstGroup PLC	5,993,055	11,120,859
Halfords Group PLC	2,499,810	17,008,598
HSBC Holdings PLC	1,565,085	17,151,182
National Grid PLC	2,153,730	27,145,153
Provident Financial PLC	2,040,945	51,807,958
Royal Dutch Shell PLC Class A	2,011,590	67,179,255
RSA Insurance Group PLC	2,923,140	6,030,075
SSE PLC	2,193,900	49,910,069
Vodafone Group PLC	2,368,485	8,542,698

		468,249,806

TOTAL COMMON STOCKS
(Cost: $2,503,337,526)		2,923,499,528

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[c,d,e]	50,657,613	50,657,613
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	2,944,067	2,944,067
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,787,751	1,787,751

		55,389,431

TOTAL SHORT-TERM INVESTMENTS (Cost: $55,389,431)		55,389,431

12	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

October 31, 2013

Value

TOTAL INVESTMENTS IN SECURITIES — 101.52% (Cost: $2,558,726,957)	$2,978,888,959
Other Assets, Less Liabilities — (1.52)%	(44,532,523)

NET ASSETS — 100.00%	$2,934,356,436

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

October 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 7.62%
General Dynamics Corp.	1,995,149	$172,839,758
Honeywell International Inc.	1,765,890	153,155,640
Lockheed Martin Corp.	3,403,113	453,771,087
Northrop Grumman Corp.	2,178,571	234,218,168

		1,013,984,653
BEVERAGES — 0.54%
Coca-Cola Co. (The)	1,811,535	71,682,440

		71,682,440
BIOTECHNOLOGY — 0.32%
PDL BioPharma Inc.	5,349,352	43,276,258

		43,276,258
CHEMICALS — 4.27%
International Flavors & Fragrances Inc.	1,383,386	114,336,853
Olin Corp.	2,501,150	56,300,886
PPG Industries Inc.	1,253,917	228,940,166
RPM International Inc.	2,121,883	82,159,310
Sensient Technologies Corp.	1,663,117	86,698,289

		568,435,504
COMMERCIAL BANKS — 4.25%
Bank of Hawaii Corp.[a]	2,889,043	167,506,713
BB&T Corp.	2,032,442	69,042,055
F.N.B. Corp.	3,436,191	42,986,749
First Niagara Financial Group Inc.	2,869,306	31,648,445
FirstMerit Corp.	3,214,615	72,200,253
Trustmark Corp.	2,970,522	80,679,378
United Bankshares Inc.	1,717,426	50,801,461
Valley National Bancorp	5,208,071	50,778,692

		565,643,746
COMMERCIAL SERVICES & SUPPLIES — 4.80%
Deluxe Corp.	2,256,349	106,251,474
Pitney Bowes Inc.	9,245,910	197,307,719
R.R. Donnelley & Sons Co.	7,603,098	141,189,530
Republic Services Inc.	2,139,898	71,622,386
Waste Management Inc.	2,809,568	122,328,591

		638,699,700
COMPUTERS & PERIPHERALS — 1.33%
Seagate Technology PLC	3,642,581	177,320,843

		177,320,843

Security	Shares	Value

CONTAINERS & PACKAGING — 2.15%
Avery Dennison Corp.	2,114,223	$99,622,188
MeadWestvaco Corp.	2,195,009	76,496,064
Sonoco Products Co.	2,723,394	110,678,732

		286,796,984
DISTRIBUTORS — 1.24%
Genuine Parts Co.	2,096,826	165,292,794

		165,292,794
DIVERSIFIED FINANCIAL SERVICES — 1.82%
McGraw Hill Financial Inc.	1,290,554	89,925,802
NYSE Euronext Inc.	3,457,238	152,187,617

		242,113,419
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.21%
AT&T Inc.	3,490,584	126,359,141
CenturyLink Inc.	4,954,337	167,753,851

		294,112,992
ELECTRIC UTILITIES — 12.55%
American Electric Power Co. Inc.	2,909,856	136,297,655
Cleco Corp.	2,298,637	106,518,839
Edison International	1,939,951	95,115,798
Entergy Corp.	3,474,406	224,863,556
Exelon Corp.	4,702,284	134,203,185
FirstEnergy Corp.	3,590,751	135,981,740
NextEra Energy Inc.	2,282,715	193,460,096
Northeast Utilities	2,315,806	99,324,919
OGE Energy Corp.	3,975,299	146,688,533
Pinnacle West Capital Corp.	2,869,365	160,770,521
PPL Corp.	3,286,028	100,651,038
UNS Energy Corp.[a]	2,765,681	136,845,896

		1,670,721,776
ELECTRICAL EQUIPMENT — 3.27%
Eaton Corp. PLC	1,954,827	137,932,593
Emerson Electric Co.	2,110,837	141,362,754
Hubbell Inc. Class B	1,451,269	156,069,468

		435,364,815
FOOD & STAPLES RETAILING — 0.57%
Sysco Corp.	2,360,836	76,349,436

		76,349,436
FOOD PRODUCTS — 1.14%
General Mills Inc.	2,119,158	106,847,947
Mondelez International Inc. Class A	1,337,099	44,980,010

		151,827,957

14	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2013

Security	Shares	Value

GAS UTILITIES — 2.92%
AGL Resources Inc.	3,117,101	$149,184,454
New Jersey Resources Corp.[a]	2,703,960	124,463,279
ONEOK Inc.	2,031,242	114,765,173

		388,412,906
HOTELS, RESTAURANTS & LEISURE — 2.80%
Darden Restaurants Inc.	2,910,078	149,956,319
McDonald's Corp.	2,305,996	222,574,734

		372,531,053
HOUSEHOLD DURABLES — 2.64%
Garmin Ltd.	2,906,677	135,887,150
Leggett & Platt Inc.	2,924,117	86,963,240
Tupperware Brands Corp.	1,441,371	129,218,910

		352,069,300
HOUSEHOLD PRODUCTS — 3.40%
Clorox Co. (The)	2,257,493	203,603,294
Kimberly-Clark Corp.	2,302,365	248,655,420

		452,258,714
INDUSTRIAL CONGLOMERATES — 0.42%
General Electric Co.	2,123,932	55,519,582

		55,519,582
INSURANCE — 4.37%
Allstate Corp. (The)	1,464,959	77,730,724
Arthur J. Gallagher & Co.	2,586,502	122,729,520
Cincinnati Financial Corp.	2,761,575	138,078,750
Mercury General Corp.[a]	3,763,869	175,245,741
Old Republic International Corp.	4,035,896	67,762,694

		581,547,429
LEISURE EQUIPMENT & PRODUCTS — 0.75%
Mattel Inc.	2,260,811	100,312,184

		100,312,184
MEDIA — 1.67%
Cinemark Holdings Inc.	2,115,987	69,425,533
Meredith Corp.[a]	2,978,263	152,784,892

		222,210,425
METALS & MINING — 1.31%
Cliffs Natural Resources Inc.[b]	5,145,016	132,124,011
Commercial Metals Co.	2,292,447	42,089,327

		174,213,338
MULTI-UTILITIES — 13.43%
Alliant Energy Corp.	2,727,239	142,416,421
Avista Corp.[a]	3,272,291	90,936,967
Black Hills Corp.[a]	2,783,394	141,173,744

Security	Shares	Value

CenterPoint Energy Inc.	2,707,784	$66,611,486
CMS Energy Corp.	2,606,984	71,587,781
Dominion Resources Inc.	2,737,328	174,504,660
DTE Energy Co.	2,717,850	187,912,149
Integrys Energy Group Inc.	3,415,834	200,441,139
NiSource Inc.	2,653,558	83,640,148
PG&E Corp.	2,981,963	124,795,151
Public Service Enterprise Group Inc.	3,135,386	105,035,431
SCANA Corp.	2,887,004	134,620,996
Sempra Energy	2,234,577	203,659,348
TECO Energy Inc.	3,517,910	60,402,515

		1,787,737,936
OIL, GAS & CONSUMABLE FUELS — 3.67%
Chevron Corp.	2,219,882	266,297,045
ConocoPhillips	3,034,280	222,412,724

		488,709,769
PHARMACEUTICALS — 3.55%
Bristol-Myers Squibb Co.	2,844,323	149,383,844
Eli Lilly and Co.	2,705,816	134,803,753
Merck & Co. Inc.	2,603,263	117,381,129
Pfizer Inc.	2,303,830	70,681,504

		472,250,230
THRIFTS & MORTGAGE FINANCE — 1.25%
Hudson City Bancorp Inc.	3,016,969	27,092,382
New York Community Bancorp Inc.	5,327,017	86,350,946
People's United Financial Inc.	3,675,115	53,031,909

		166,475,237
TOBACCO — 7.95%
Altria Group Inc.	3,551,892	132,236,939
Lorillard Inc.	10,353,866	528,150,705
Philip Morris International Inc.	2,848,826	253,887,373
Universal Corp.[a]	2,729,112	144,724,809

		1,058,999,826
TRADING COMPANIES & DISTRIBUTORS — 1.64%
Watsco Inc.[a]	2,290,246	218,237,541

		218,237,541

TOTAL COMMON STOCKS
(Cost: $10,364,710,446)		13,293,108,787

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

October 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[a,c,d]	53,841,558	$53,841,558
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[a,c,d]	3,129,108	3,129,108
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	25,896,156	25,896,156

		82,866,822

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,866,822)		82,866,822

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $10,447,577,268)		13,375,975,609
Other Assets, Less Liabilities — (0.47)%		(62,388,336)

NET ASSETS — 100.00%		$13,313,587,273

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of October 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
218	E-mini S&P 500 (Dec. 2013)	Chicago Mercantile	$19,085,900	$880,475

See notes to financial statements.

16	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2013

	iShares High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,015,436,406	$2,503,337,526	$9,287,763,684
Affiliated (Note 2)	6,621,401	55,389,431	1,159,813,584

Total cost of investments	$3,022,057,807	$2,558,726,957	$10,447,577,268

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,269,872,937	$2,923,499,528	$11,941,189,205
Affiliated (Note 2)	6,621,401	55,389,431	1,434,786,404

Total fair value of investments	3,276,494,338	2,978,888,959	13,375,975,609
Foreign currency, at value[b]	—	2,793,428	—
Cash pledged to broker	630,000	—	1,520,000
Receivables:
Due from custodian (Note 4)	—	4,248,820	—
Dividends and interest	9,978,534	5,577,227	17,509,068
Capital shares sold	97,736	2,981,472	—

Total Assets	3,287,200,608	2,994,489,906	13,395,004,677

LIABILITIES
Payables:
Investment securities purchased	8,018,057	5,365,959	19,960,975
Collateral for securities on loan (Note 5)	2,398,158	53,601,680	56,970,666
Capital shares redeemed	—	—	69,535
Futures variation margin	33,535	—	111,140
Investment advisory fees (Note 2)	1,035,544	1,165,831	4,305,088

Total Liabilities	11,485,294	60,133,470	81,417,404

NET ASSETS	$3,275,715,314	$2,934,356,436	$13,313,587,273

Net assets consist of:
Paid-in capital	$2,850,957,208	$2,621,409,533	$12,651,131,605
Undistributed (distributions in excess of) net investment income	9,590,537	(8,206,045)	14,909,847
Undistributed net realized gain (accumulated net realized loss)	160,563,654	(99,058,463)	(2,281,732,995)
Net unrealized appreciation	254,603,915	420,211,411	2,929,278,816

NET ASSETS	$3,275,715,314	$2,934,356,436	$13,313,587,273

Shares outstanding[c]	47,000,000	77,250,000	190,700,000

Net asset value per share	$69.70	$37.99	$69.81

[a]	Securities on loan with values of $2,344,070, $50,888,083 and $55,800,913, respectively. See Note 5.
[b]	Cost of foreign currency: $ —, $2,822,032 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended October 31, 2013

	iShares High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$63,109,680	$67,607,646	$205,933,581
Dividends — affiliated (Note 2)	—	—	22,624,528
Interest — unaffiliated	261	—	1,132
Interest — affiliated (Note 2)	118	35	101
Securities lending income — affiliated (Note 2)	21,747	154,144	1,287,439

Total investment income	63,131,806	67,761,825	229,846,781

EXPENSES
Investment advisory fees (Note 2)	6,498,036	5,761,968	25,001,395

Total expenses	6,498,036	5,761,968	25,001,395

Net investment income	56,633,770	61,999,857	204,845,386

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(36,194,205)	(17,660,947)	19,324,340
Investments — affiliated (Note 2)	—	—	(1,089,690)
In-kind redemptions — unaffiliated	219,886,095	—	183,887,930
In-kind redemptions — affiliated (Note 2)	—	—	16,661,818
Futures contracts	655,700	—	2,129,624
Foreign currency transactions	—	249,283	—

Net realized gain (loss)	184,347,590	(17,411,664)	220,914,022

Net change in unrealized appreciation/depreciation on:
Investments	(157,702,781)	196,628,855	585,792,811
Futures contracts	(148,948)	—	356,700
Translation of assets and liabilities in foreign currencies	—	(242,199)	—

Net change in unrealized appreciation/depreciation	(157,851,729)	196,386,656	586,149,511

Net realized and unrealized gain	26,495,861	178,974,992	807,063,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,129,631	$240,974,849	$1,011,908,919

[a]	Net of foreign withholding tax of $ —, $7,614,872 and $ —, respectively.

See notes to financial statements.

18	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares High Dividend ETF		iShares International Select Dividend ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$56,633,770	$74,676,108	$61,999,857	$68,116,417
Net realized gain (loss)	184,347,590	98,260,235	(17,411,664)	(17,875,118)
Net change in unrealized appreciation/depreciation	(157,851,729)	310,138,864	196,386,656	215,432,597

Net increase in net assets resulting from operations	83,129,631	483,075,207	240,974,849	265,673,896

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,145,158)	(73,682,512)	(80,837,478)	(61,528,187)

Total distributions to shareholders	(51,145,158)	(73,682,512)	(80,837,478)	(61,528,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,095,796,112	2,558,131,484	714,848,539	923,607,076
Cost of shares redeemed	(1,370,377,765)	(895,137,790)	—	(13,876,653)

Net increase (decrease) in net assets from capital share transactions	(274,581,653)	1,662,993,694	714,848,539	909,730,423

INCREASE (DECREASE) IN NET ASSETS	(242,597,180)	2,072,386,389	874,985,910	1,113,876,132

NET ASSETS
Beginning of period	3,518,312,494	1,445,926,105	2,059,370,526	945,494,394

End of period	$3,275,715,314	$3,518,312,494	$2,934,356,436	$2,059,370,526

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$9,590,537	$4,101,925	$(8,206,045)	$10,631,576

SHARES ISSUED AND REDEEMED
Shares sold	16,000,000	41,000,000	20,150,000	27,800,000
Shares redeemed	(20,300,000)	(14,650,000)	—	(500,000)

Net increase (decrease) in shares outstanding	(4,300,000)	26,350,000	20,150,000	27,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Select Dividend ETF
	Six months ended October 31, 2013 (Unaudited)	Year ended April 30, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$204,845,386	$404,994,626
Net realized gain	220,914,022	517,991,665
Net change in unrealized appreciation/depreciation	586,149,511	1,091,761,712

Net increase in net assets resulting from operations	1,011,908,919	2,014,748,003

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(204,274,594)	(404,894,041)

Total distributions to shareholders	(204,274,594)	(404,894,041)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	763,724,375	2,065,378,803
Cost of shares redeemed	(687,786,293)	(1,541,744,541)

Net increase in net assets from capital share transactions	75,938,082	523,634,262

INCREASE IN NET ASSETS	883,572,407	2,133,488,224

NET ASSETS
Beginning of period	12,430,014,866	10,296,526,642

End of period	$13,313,587,273	$12,430,014,866

Undistributed net investment income included in net assets at end of period	$14,909,847	$14,339,055

SHARES ISSUED AND REDEEMED
Shares sold	11,400,000	35,200,000
Shares redeemed	(10,550,000)	(26,950,000)

Net increase in shares outstanding	850,000	8,250,000

See notes to financial statements.

20	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares High Dividend ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Period from Mar. 29, 2011[a] to Apr. 30, 2011
Net asset value, beginning of period	$68.58	$57.95	$52.88	$50.35

Income from investment operations:
Net investment income[b]	1.19	2.11	2.10	0.18
Net realized and unrealized gain[c]	1.04	10.63	4.41	2.35

Total from investment operations	2.23	12.74	6.51	2.53

Less distributions from:
Net investment income	(1.11)	(2.11)	(1.44)	—

Total distributions	(1.11)	(2.11)	(1.44)	—

Net asset value, end of period	$69.70	$68.58	$57.95	$52.88

Total return	3.33%[d]	22.49%	12.54%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,275,715	$3,518,312	$1,445,926	$23,798
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.49%	3.45%	3.82%	3.97%
Portfolio turnover rate[f]	26%	43%	28%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	21

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$36.07	$31.73	$37.94	$31.27	$21.24	$42.81

Income from investment operations:
Net investment income[a]	0.95	1.70	1.61	1.29	1.18	1.42
Net realized and unrealized gain (loss)[b]	2.21	4.29	(6.19)	6.71	10.06	(20.98)

Total from investment operations	3.16	5.99	(4.58)	8.00	11.24	(19.56)

Less distributions from:
Net investment income	(1.24)	(1.65)	(1.63)	(1.33)	(1.21)	(2.01)

Total distributions	(1.24)	(1.65)	(1.63)	(1.33)	(1.21)	(2.01)

Net asset value, end of period	$37.99	$36.07	$31.73	$37.94	$31.27	$21.24

Total return	9.37%[c]	19.76%	(11.95)%	26.64%	53.75%	(46.81)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,934,356	$2,059,371	$945,494	$523,506	$129,769	$52,027
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	5.38%	5.21%	5.07%	3.91%	3.98%	5.77%
Portfolio turnover rate[e]	3%	24%	28%	38%	62%	62%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Select Dividend ETF
	Six months ended Oct. 31, 2013 (Unaudited)	Year ended Apr. 30, 2013	Year ended Apr. 30, 2012	Year ended Apr. 30, 2011	Year ended Apr. 30, 2010	Year ended Apr. 30, 2009
Net asset value, beginning of period	$65.47	$56.70	$53.65	$47.46	$34.94	$59.40

Income from investment operations:
Net investment income[a]	1.08	2.17	1.94	1.73	1.59	2.12
Net realized and unrealized gain (loss)[b]	4.33	8.78	3.00	6.21	12.57	(24.40)

Total from investment operations	5.41	10.95	4.94	7.94	14.16	(22.28)

Less distributions from:
Net investment income	(1.07)	(2.18)	(1.89)	(1.75)	(1.64)	(2.18)

Total distributions	(1.07)	(2.18)	(1.89)	(1.75)	(1.64)	(2.18)

Net asset value, end of period	$69.81	$65.47	$56.70	$53.65	$47.46	$34.94

Total return	8.40%[c]	19.83%	9.56%	17.25%	41.33%	(38.17)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,313,587	$12,430,015	$10,296,527	$6,202,221	$4,340,584	$2,960,998
Ratio of expenses to average net assets[d]	0.39%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.23%	3.72%	3.67%	3.59%	3.84%	4.72%
Portfolio turnover rate[e]	4%	13%	16%	18%	25%	51%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund's underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name [a]	Diversification Classification
High Dividend	iShares High Dividend Equity Fund	Non-diversified
International Select Dividend	iShares Dow Jones International Select Dividend Index Fund	Diversifed
Select Dividend	iShares Dow Jones Select Dividend Index Fund	Diversifed

[a]	The Funds changed their names effective July 1, 2013.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund's investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Certain Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds' officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

24	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust's pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of October 31, 2013, the value of each of the Fund’s investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of October 31, 2013 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of October 31, 2013, if any, are disclosed in the Funds' statements of assets and liabilities.

26	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
High Dividend	0.40%
International Select Dividend	0.50

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.4000%		First $46 billion
0.3800	[a]	Over $46 billion, up to and including $81 billion
0.3610	[a]	Over $81 billion, up to and including $141 billion[b]
0.3430	[a]	Over $141 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was added effective July 1, 2013.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BTC bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the six months ended October 31, 2013, each Fund retained 65% of securities lending income and paid a fee to BTC equal to 35% of such income in the amounts as follows:

iShares ETF	Securities Lending Agent Fees
High Dividend	$11,710
International Select Dividend	83,000
Select Dividend	693,237

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended October 31, 2013, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended October 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Select Dividend
Avista Corp.	3,314,531	217,175	(259,415)	3,272,291	$90,936,967	$2,009,635	$317,803
Bank of Hawaii Corp.	2,896,488	175,430	(182,875)	2,889,043	167,506,713	2,607,309	1,472,685
Black Hills Corp.	2,810,252	188,477	(215,335)	2,783,394	141,173,744	2,124,160	2,686,247
Mercury General Corp.	3,763,869	—	—	3,763,869	175,245,741	4,610,740	—
Meredith Corp.	3,012,768	200,863	(235,368)	2,978,263	152,784,892	2,435,144	1,785,839
New Jersey Resources Corp.	2,743,026	166,722	(205,788)	2,703,960	124,463,279	2,236,110	688,018
Universal Corp.	2,756,480	164,333	(191,701)	2,729,112	144,724,809	2,705,311	2,046,836
UNS Energy Corp	2,781,478	196,978	(212,775)	2,765,681	136,845,896	2,420,759	1,694,464
Watsco Inc.	2,292,514	156,635	(158,903)	2,290,246	218,237,541	1,475,360	4,880,236

					$1,351,919,582	$22,624,528	$15,572,128

28	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2013 were as follows:

iShares ETF	Purchases	Sales
High Dividend	$851,345,559	$842,564,760
International Select Dividend	116,695,158	72,112,105
Select Dividend	453,743,010	450,424,854

In-kind transactions (see Note 4) for the six months ended October 31, 2013 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
High Dividend	$1,090,136,997	$1,359,001,866
International Select Dividend	665,826,093	—
Select Dividend	747,406,040	672,539,028

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates.

As of October 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2013 and the value of the related collateral are disclosed in the statements of assets and liabilities. Securities lending income, as disclosed in the statements of operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of October 31, 2013, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
High Dividend	$2,344,070
International Select Dividend	50,888,083
Select Dividend	55,800,913

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

6.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

30	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of April 30, 2013, the Funds' fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
High Dividend	$1,830,619	$—	$—	$1,830,619
International Select Dividend	16,699,782	4,619,093	17,794,089	39,112,964
Select Dividend	—	729,101,111	1,654,618,293	2,383,719,404

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Dividend	$3,033,037,591	$260,109,674	$(16,652,927)	$243,456,747
International Select Dividend	2,606,500,822	456,790,554	(84,402,417)	372,388,137
Select Dividend	10,565,981,106	3,094,275,928	(284,281,425)	2,809,994,503

Management has reviewed the tax positions as of October 31, 2013, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds' financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of October 31, 2013 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$167,384	$880,475

[a]

Represents cumulative appreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statements of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended October 31, 2013 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$655,700	$2,129,624

	Net Change in Unrealized Appreciation/Depreciation
	iShares High Dividend ETF	iShares Select Dividend ETF
Equity contracts:
Futures contracts	$(148,948)	$356,700

The following table shows the average quarter-end balances of open futures contracts for the six months ended October 31, 2013:

	iShares High Dividend ETF	iShares Select Dividend ETF
Average number of contracts purchased	134	239
Average value of contracts purchased	$11,067,003	$20,073,225

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

32	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I.  iShares High Dividend ETF and iShares International Select Dividend ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fee rates and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	33

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

34	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	35

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II.  iShares Select Dividend ETF.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the

36	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in its respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2012, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions of the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and to the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/

38	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
High Dividend	$1.111322	$—	$—	$1.111322	100%	—%	—%	100%
International Select Dividend	1.188076	—	0.054783	1.242859	96	—	4	100
Select Dividend	1.068080	—	0.006061	1.074141	99	—	1	100

40	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2013 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices, LLC, or Morningstar, Inc. nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-SAR-46-1013

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 27, 2013